As filed with the Securities and Exchange Commission on September 16, 2011

  File No. 333-153041
  File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

  PRE-EFFECTIVE AMENDMENT NO.   ☐

  POST-EFFECTIVE AMENDMENT NO. 8  ☒

and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

  Amendment No. 178  ☒

Protective Variable Annuity
Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor's Principal Executive Offices)

(205) 268-1000

(Depositor's Telephone Number, including Area Code)

MAX BERUEFFY, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

(202) 383-0158

It is proposed that this filing will become effective:

  ☐  Immediately upon filing pursuant to paragraph (b) of Rule 485

  ☒  On October 1, 2011 pursuant to paragraph (b) of Rule 485

  ☐  60 days after filing pursuant to paragraph (a) of Rule 485

  ☐  On October 1, 2011 pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com

This Prospectus describes the ProtectiveRewards® Elite Variable Annuity Contract, a group and individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.

You generally may allocate your investment in the Contract among the Guaranteed Account (if it is available when you purchase your Contract) and the Sub-Accounts of the Protective Variable Annuity Separate Account. If you purchase the SecurePay rider or the Protective Income Manager rider, your options for allocating Purchase Payments and Contract Value will be restricted. (See "Guaranteed Lifetime Withdrawal Benefits.") The Sub-Accounts invest in the following Funds:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*

Invesco Van Kampen V.I. Capital Growth Fund, Series II**

Invesco Van Kampen V.I. Comstock Fund, Series II

Invesco Van Kampen V.I. Equity and Income Fund, Series II

Invesco V.I. Balanced Risk Allocation Fund, Series II

Invesco V.I. Government Securities Fund, Series II

Invesco Van Kampen V.I. Growth and Income Fund, Series II

Invesco V.I. International Growth Fund, Series II**

Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II

Invesco Van Kampen V.I. US Mid Cap Value Fund, Series II

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio-SC2

VIP Equity Income Portfolio-SC2**

VIP Freedom Fund-2015 Maturity-SC2**

VIP Freedom Fund-2020-Maturity-SC2**

VIP Growth Portfolio-SC2**

VIP Index 500-SC2

VIP Investment Grade Bond Portfolio-SC2

VIP MidCap Portfolio-SC2

Franklin Templeton Variable Insurance
Products Trust

Franklin Flex Cap Growth Securities Fund, Class 2

Franklin Income Securities Fund, Class 2

Franklin Rising Dividends Securities Fund, Class 2

Franklin Small Cap Value Securities Fund, Class 2

Franklin Small-MidCap Growth Securities Fund, Class 2

Franklin U.S. Government Fund, Class 2

Mutual Shares Securities Fund, Class 2

Templeton Foreign Securities Fund, Class 2

Templeton Global Bond Securities Fund, Class 2 (formerly Templeton Global Income Securities Fund, Class 2)

Templeton Growth Securities Fund, Class 2

Goldman Sachs Variable Insurance Trust

Large Cap Value Fund, Service Class (formerly Growth and Income Fund, Service Class)

Growth Opportunities Fund, Service Class

Mid Cap Value Fund, Service Class

Strategic Growth Fund, Service Class (formerly Capital Growth Fund, Service Class)

Strategic International Equity Fund, Service Class

Structured Small Cap Equity Fund, Service Class**

Structured U.S. Equity Fund, Service Class**

Legg Mason Partners Variable Equity Trust

ClearBridge Mid Cap Core Fund, Class II

ClearBridge Small Cap Growth Fund, Class II

Lord Abbett Series Fund, Inc.

Fundamental Equity Portfolio (formerly All Value Portfolio)

Capital Structure Portfolio (formerly America's Value Portfolio)

Bond-Debenture Portfolio

Growth and Income Portfolio

Growth Opportunities Portfolio

International Opportunities Portfolio (formerly International Portfolio)

Classic Stock Portfolio (formerly Large-Cap Core Portfolio)

Mid-Cap Value Portfolio

MFS® Variable Insurance TrustSM

Growth Series-SS

Investors Growth Stock Series-SS

Investors Trust Series-SS

New Discovery Series-SS

Research Bond Series-SS

Research Series-SS

Total Return Series-SS

Utilities Series-SS

Value Series-SS

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA-SS

Global Securities Fund/VA-SS

High Income Fund/VA-SS*

Main Street Fund/VA-SS

Small & MidCap Growth Fund/VA-SS (formerly MidCap Fund/VA-SS)**

Money Fund/VA

Global Strategic Income Fund/VA-SS (formerly Strategic Bond Fund/VA-SS)

PIMCO Variable Insurance Trust

Long-Term US Government Fund, Advisor Class

Low Duration Fund, Advisor Class

Real Return Fund, Advisor Class

Short-Term Fund, Advisor Class

Total Return Fund, Advisor Class

Royce Capital Fund

Micro-Cap Fund, Service Class

Small-Cap Fund, Service Class

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio Class II

*  On June 1, 2010, the portfolios of the Universal Institutional Funds, Inc. and the Van Kampen Life Investment Trust merged into new portfolios of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). On May 2, 2011, the Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund merged into the Invesco V.I. Balanced-Risk Allocation Fund, the Invesco Van Kampen V.I. Government Fund merged into the Invesco V.I. Government Securities Fund, and the Invesco Van Kampen V.I. International Growth Equity Fund merged into the Invesco V.I. International Growth Fund.

**  These Sub-Accounts are not available to Contracts purchased on or after November 2, 2009.

The value of your Contract that is allocated to the Sub-Accounts will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.

This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission, contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

Please read this prospectus carefully. Investors should keep a copy for future reference.

The ProtectiveRewards® Elite Variable Annuity Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is October 1, 2011

PRO.REWEL.1011

Page
DEFINITIONS	3

FEES AND EXPENSES	4

SUMMARY	9

The Contract	9

Federal Tax Status	15

THE COMPANY, VARIABLE ACCOUNT AND FUNDS	16

Protective Life Insurance Company	16

Protective Variable Annuity Separate Account	16

Administration	18

The Funds	18

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	19

Fidelity® Variable Insurance Products	19

Franklin Templeton Variable Insurance Products Trust	20

Goldman Sachs Variable Insurance Trust	21

Legg Mason Partners Variable Equity Trust	21

Lord Abbett Series Fund, Inc.	22

MFS® Variable Insurance Trust	22

Oppenheimer Variable Account Funds	23

PIMCO Variable Insurance Trust	24

Royce Capital Fund	24

The Universal Institutional Funds, Inc.	24

Selection of Funds	25

Asset Allocation Model Portfolios	25

Other Information about the Funds	26

Certain Payments We Receive with Regard to the Funds	26

Other Investors in the Funds	27

Addition, Deletion or Substitution of Investments	28

DESCRIPTION OF THE CONTRACT	28

The Contract	28

Parties to the Contract	29

Issuance of a Contract	30

Purchase Payments	30

Right to Cancel	31

Allocation of Purchase Payments	31

Variable Account Value	32

Transfers	33

Surrenders and Partial Surrenders	37

THE GUARANTEED ACCOUNT	39

DEATH BENEFIT	41

GUARANTEED LIFETIME WITHDRAWAL BENEFITS	44

SecurePay With RightTime® Option	46

Protective Income Manager With RightTime® Option	65

Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits	78

SUSPENSION OR DELAY IN PAYMENTS	84

SUSPENSION OF CONTRACTS	84

CHARGES AND DEDUCTIONS	84

Surrender Charge	84

Mortality and Expense Risk Charge	86

Administration Charge	86

Death Benefit Fee	86

SecurePay Fee	87

Protective Income Manager Fee	88

Transfer Fee	89

Contract Maintenance Fee	89

Fund Expenses	89

Premium Taxes	89

Other Taxes	89

Other Information	89

ANNUITY PAYMENTS	89

Annuity Commencement Date	89

Annuity Value	90

Annuity Income Payments	90

Annuity Options	92

Minimum Amounts	92

Death of Annuitant or Owner After Annuity Commencement Date	92

YIELDS AND TOTAL RETURNS	92

Yields	93

Total Returns	93

Standardized Average Annual Total Returns	93

Non-Standard Average Annual Total Returns	94

Performance Comparisons	94

Other Matters	94

FEDERAL TAX MATTERS	94

Introduction	94

The Company's Tax Status	95

TAXATION OF ANNUITIES IN GENERAL	95

Tax Deferral During Accumulation Period	95

Taxation of Partial and Full Surrenders	96

Taxation of Annuity Payments	97

Tax Consequences of Guaranteed Lifetime Withdrawal Benefits	97

Taxation of Death Benefit Proceeds	98

Assignments, Pledges, and Gratuitous Transfers	98

Penalty Tax on Premature Distributions	99

Aggregation of Contracts	99

Exchanges of Annuity Contracts	99

Loss of Interest Deduction Where Contract Is Held by or for the Benefit of Certain Nonnatural Persons	100

QUALIFIED RETIREMENT PLANS	100

In General	100

Guaranteed Lifetime Withdrawal Benefits	103

Direct Rollovers	104

FEDERAL INCOME TAX WITHHOLDING	104

GENERAL MATTERS	104

Error in Age or Gender	104

Incontestability	105

Non-Participation	105

Assignment or Transfer of a Contract	105

Notice	105

Modification	105

Reports	105

Settlement	105

Receipt of Payment	105

Protection of Proceeds	105

Minimum Values	106

Application of Law	106

No Default	106

DISTRIBUTION OF THE CONTRACTS	106

Distribution	106

Selling Broker-Dealers	106

Inquiries	108

CEFLI	108

LEGAL PROCEEDINGS	108

VOTING RIGHTS	108

FINANCIAL STATEMENTS	109

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS	110

APPENDIX A: Death Benefit calculation examples	A-1

APPENDIX B: Surrender Charge calculation examples	B-1

APPENDIX C: Variable Annuitization calculation	C-1

APPENDIX D: Condensed Financial Information	D-1

APPENDIX E: Example of SecurePay Rider	E-1

APPENDIX F: The SecurePay GMAB (Not Available On or After May 1, 2009)	F-1

APPENDIX G: Example of SecurePay Rider Without the SecurePay R72 Benefit and the SecurePay GMAB For Contract Owners Who Purchased the Rider Before May 1, 2009	G-1

APPENDIX H: Example of SecurePay Rider with the SecurePay R72 Benefit and the SecurePay GMAB For Contract Owners Who Purchased the Rider Before May 1, 2009	H-1

APPENDIX I: Example of the Protective Income Manager Rider	I-1

APPENDIX J: Protective Income Manager Rider Payment Factors	J-1

APPENDIX K: Allocation Adjustment Example	K-1

APPENDIX L: ValuPay® Death Benefit Fee for Contracts Issued before October 1, 2011	L-1

APPENDIX M: Example of Joint Life Coverage With Significant Age Difference Between Covered Persons Under the Protective Income Manager Rider (for riders purchased on or after October 1, 2011)	M-1

DEFINITIONS

"We", "us", "our", "Protective Life", and "Company" refer to Protective Life Insurance Company. "You", "your" and "Owner" refer to the person(s) who has been issued a Contract.

Accumulation Unit: A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

Allocation Option: Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Allocation Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.

Annuity Commencement Date: The date as of which the Annuity Value is applied to an Annuity Option.

Annuity Option: The payout option under which the Company makes annuity income payments.

Annuity Value: The amount we apply to the Annuity Option you have selected.

Assumed Investment Return: The assumed annual rate of return used to calculate the amount of the variable income payments.

Code: The Internal Revenue Code of 1986, as amended.

Contract: The ProtectiveRewards® Elite Variable Annuity, a flexible premium, deferred, variable and fixed annuity contract.

Contract Anniversary: The same month and day as the Effective Date in each subsequent year of the Contract.

Contract Value: Prior to the Annuity Commencement Date, the sum of the Variable Account value and the Guaranteed Account value.

Contract Year: Any period of 12 months commencing with the Effective Date or any Contract Anniversary.

DCA: Dollar cost averaging.

Effective Date: The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.

Fund: Any investment portfolio in which a corresponding Sub-Account invests.

Guaranteed Account: The Fixed Account, the DCA Fixed Accounts and any other Allocation Option we may offer with interest rate guarantees.

Monthly Anniversary Day: The same day each month as the Effective Date, or the last day of any month that does not have the same day as the Effective Date.

Net Amount at Risk: The value of the death benefit minus the Contract Value.

Purchase Payment: The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

Qualified Contracts: Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Qualified Plans: Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Sub-Account: A separate division of the Variable Account.

Valuation Day: Each day on which the New York Stock Exchange is open for business.

Valuation Period: The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

Variable Account: The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

Written Notice: A notice or request submitted in writing in a form satisfactory to the Company that we receive at the administrative office via U.S. postal service or nationally recognized overnight delivery service.

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time you buy the Contract, partially or fully surrender the Contract, or transfer amounts among the Sub-Accounts and/or the Guaranteed Account.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchase Payments	None
Maximum Surrender Charge (as a % of amount surrendered)	7	%(1)
Transfer Fee	$25	(2)
SecurePay Medical Evaluation Fee	$300	(3)
Premium Tax	3.5	%(4)

(1)  The surrender charge declines over time. (See "Determining the Surrender Charge.")

(2)  Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future. (See "Charges and Deductions.")

(3)  This charge is assessed for each Covered Person when there is Joint Coverage under the SecurePay ME feature. Currently, this charge is $150 for Single Coverage and $300 for Joint Coverage. Protective Life generally charges this fee if the Owner has purchased the SecurePay rider, undergoes medical underwriting and accepts an offer by Protective Life to increase the Annual Withdrawal Amount ("AWA") as a result of its underwriting review. However, if an Owner requests an increase in the AWA under the SecurePay ME feature more than twice, Protective Life will deduct this charge whether or not it determines that the Owner qualifies for an increased AWA and whether or not the Owner begins taking SecurePay Withdrawals at the increased AWA. State variations may apply. See "SecurePay ME®: Increased AWA for Certain Medical Conditions, How to Apply for an Increased AWA" for more information.

(4)  Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES

(other than Fund expenses)

Annual Contract Maintenance Fee	$35 (1)
	Contracts Issued On or After 10/1/11	Contracts Issued Before 10/1/11
Variable Account Annual Expenses (as a percentage of average Variable Account value)
Mortality and Expense Risk Charge	1.50%	1.35%
Administration Charge	0.15%	0.15%
Total Variable Account Annual Expenses (without death benefit fee)	1.65%	1.50%

Monthly Maximum Anniversary Value Death Benefit Fee(2)
CoverPay Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Day, beginning on the 1st Monthly Anniversary Day)
0.20%

—or—

ValuPay Fee(3) (Not available for Contracts issued on or after October 1, 2011.) (annual dollar amount per $1,000 of Net Amount at Risk on each Monthly Anniversary Day, beginning on the 13th Monthly Anniversary Day)
Maximum: (age 95 or more)	$227.28 ($18.94 per month)
Fee at age 56	$6.00 ($0.50 per month)
Minimum: (age 50 or less)	$3.00 ($0.25 per month)

Optional Guaranteed Lifetime Withdrawal Benefits(4)
Monthly SecurePay Fee(5) (as an annualized percentage of the Benefit Base(6) on each Monthly Anniversary Day, beginning with the 1st Monthly Anniversary Day following election of the rider)

SecurePay riders issued on or after October 1, 2011:

	Maximum	Current
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.60%
Purchase of SecurePay rider under RightTime® option	0.95%	0.70%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase	1.40%	1.00%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime® option	1.60%	1.10%

SecurePay riders issued on or after May 1, 2010 and before October 1, 2011:

	Maximum	Current
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.50%
Purchase of SecurePay rider under RightTime® option	0.95%	0.60%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase	1.40%	0.95%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime® option	1.60%	1.05%

SecurePay riders issued on or after May 1, 2009 and before May 1, 2010:(7)

	Maximum	Current
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.50%
Purchase of SecurePay rider under RightTime® option	0.95%	0.60%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase	1.40%	0.90%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime® option	1.60%	1.00%

SecurePay riders issued before May 1, 2009:(7)

	Maximum	Current(8)
SecurePay rider	0.95%	0.70%
SecurePay rider with SecurePay R72 Benefit	1.40%	0.90%
SecurePay rider with SecurePay GMAB	1.30%	0.85%
SecurePay rider with SecurePay R72 Benefit and SecurePay GMAB	1.70%	1.05%

Monthly Protective Income Manager Fee(9) (as an annualized percentage of Contract Value(10), beginning with the 1st Monthly Anniversary Day following election of the rider)
	Maximum	Current
Purchase of the Protective Income Manager rider at time of Contract Purchase	2.00%	1.00%
Purchase of the Protective Income Manager rider under Right Time® option	2.20%	1.10%

(1)  We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $100,000 or more ($50,000 or more for Contracts issued before October 1, 2011.) (See "Charges and Deductions.")
(2)  There are two death benefits available under the Contract: (1) the Return of Purchase Payments Death Benefit; and (2) the Maximum Anniversary Value Death Benefit. If you purchased your Contract before October 1, 2011, you elected either the CoverPay Fee or the ValuPay Fee if you purchased the Maximum Anniversary Value Death Benefit. There is no death benefit fee for the Return of Purchase Payments Death Benefit. The Maximum Anniversary Value Death Benefit is not available if you purchase the Protective Income Manager rider.
(3)  The ValuPay fee, only available on Contracts issued before October 1, 2011, is based on the Net Amount at Risk and the oldest Owner's age. If the Net Amount at Risk remains the same, the ValuPay fee will increase over time as the age of the oldest Owner increases. (See "Charges and Deductions, ValuPay Fee.")
(4)  You may not purchase both the SecurePay rider and the Protective Income Manager rider.
(5)  If we increase the SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee and your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. If you purchased the SecurePay R72 Benefit, we also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. However, you will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values See "SecurePay with RightTime® Option" in this prospectus. If you purchased a SecurePay rider before May 1, 2009 and you purchased the SecurePay Guaranteed Minimum Accumulation Benefit (GMAB), you also will not be permitted to "step-up" the GMAB Guaranteed Amount or repurchase the SecurePay GMAB following its termination if you elect not to pay the increase in your SecurePay Fee (please note that you will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional "step-ups" of the GMAB Guaranteed Amounts and/or repurchase the SecurePay GMAB following its termination). See Appendix F: The SecurePay GMAB (Not Available On or After May 1, 2009).
(6)  The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. On the Rider Effective Date, your initial Benefit Base is equal to your Contract Value. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see "SecurePay with RightTime® option" in this prospectus.
(7)  Effective May 1, 2009, the SecurePay Guaranteed Minimum Accumulation Benefit (GMAB) is no longer available for purchase with the SecurePay rider, even if you purchased your Contract prior to May 1, 2009 and you purchase the rider on or after May 1, 2009 by exercising the RightTime® option. For information on the SecurePay GMAB, please see Appendix F: The SecurePay GMAB (Not Available On or After May 1, 2009).
(8)  The current SecurePay Fee may be lower for certain Owners who elected not to pay an increase in the fee that became effective on February 16, 2009.
(9)  The Protective Income Manager rider is not available with Contracts purchased before May 1, 2011. There are two versions of the Protective Income Manager rider depending on when the rider was purchased. The fee is the same under both versions of the rider, but we calculate the rider's benefit differently under each version if joint life coverage is selected. In some cases, this difference may be substantial. See "Protective Income Manager with RightTime® Option" in this prospectus.
(10)  The Protective Income Manager fee is a percentage of the greatest of: (a) the Contract Value on the fee calculation date; (b) the Contract Value on the later of the Rider Effective Date or the most recent Reset Date and, (c) if the rider is purchased on the Contract Effective Date, the sum of all Purchase Payments made within the first 120 days following the Contract Effective Date (this does not apply to fee calculations occurring during the 120-day period). If we increase the Protective Income Manager Fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your Protective Income Manager Fee, and your Protective Income Manager rider will not terminate, but we will "lock in" your most recent Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries (meaning your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase). You will continue to be assessed your current Protective Income Manager Fee.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2010. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS

	Minimum		Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.35%	-	1.68	%*

*  The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Example of Charges

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The examples show the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account Charges as of October 1, 2011, and both maximum and minimum total Annual Fund Operating Expenses. The first example assumes that you purchased the Protective Income Manager rider under the RightTime® option at the maximum and current charges. The second example assumes that you have not purchased the SecurePay rider or the Protective Income Manager rider. The examples assume that the Return of Purchase Payments Death Benefit is in effect, and that all Contract Value is allocated to the Variable Account. Please note that while election of the Protective Income Manager rider with the Return of Purchase Payments Death Benefit is assumed in the first example, under certain circumstances, the SecurePay rider with the SecurePay R72 Benefit and the Maximum Anniversary Value Death Benefit may be more expensive, depending on the current rider charge, the oldest Owner's age, and/or the Net Amount at Risk. The examples do not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

The examples assume that you invest $10,000 in the Contract for the periods indicated. The examples also assume that your investment has a 5% return each year.

(1)  If you purchased the Protective Income Manager rider:

If you surrender the Contract at the end of the applicable time period:

(a)  With Protective Income Manager rider selected under RightTime® option (reflecting the maximum charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	1,209	2,269	2,892	5,697
Minimum Fund Expenses	1,091	1,927	2,310	4,654

(b)  With Protective Income Manager rider selected under RightTime® option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	1,106	1,970	2,383	4,782
Minimum Fund Expenses	988	1,624	1,790	3,701

If you annuitized* or remain invested in the Contract at the end of the applicable time period:

(a)  With Protective Income Manager rider selected under RightTime® option (reflecting the maximum charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	585	1,745	2,892	5,697
Minimum Fund Expenses	459	1,382	2,310	4,654

(b)  With Protective Income Manager rider selected under RightTime® option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	475	1,428	2,383	4,782
Minimum Fund Expenses	349	1,060	1,790	3,701

(2)  If you have not purchased either the SecurePay rider or Protective Income Manager rider:

If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	1,004	1,671	1,872	3,856
Minimum Fund Expenses	884	1,313	1,244	2,635

If you annuitize* or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	366	1,111	1,872	3,856
Minimum Fund Expenses	238	730	1,244	2,635

*  You may not annuitize your Contract within 3 years after we accept a Purchase Payment. For more information, see "ANNUITY PAYMENTS, Annuity Commencement Date, Changing the Annuity Commencement Date." Neither the death benefit fee nor the Protective Income Manager rider fee apply after the Annuity Commencement Date.

Please remember that the examples are an illustration and do not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the examples.

SUMMARY

The Contract

What is the ProtectiveRewards® Elite Variable Annuity Contract?	The ProtectiveRewards® Elite Variable Annuity Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. (See "The Contract.") In certain states the Contract is offered as a group contract to eligible persons. If you purchase an interest in a group Contract, you will be entitled to exercise all rights and privileges provided under the Contract without the consent of the group Contract holder.

How may I purchase a Contract?	Protective Life sells the Contracts through registered representatives of broker-dealers. We pay commissions and other compensation to the broker-dealers for selling the Contracts. (See "Distribution of the Contracts.")
Protective Life will issue your Contract when it receives and accepts your complete application information and an initial Purchase Payment through the broker-dealer you have selected. (See "Issuance of a Contract.")

What are the Purchase Payments?	The minimum amount that Protective Life will accept as an initial Purchase Payment is $25,000 for a Non-Qualified Contract or Qualified Contract. Purchase Payments may be made at any time prior to the oldest Owner's or Annuitant's 86th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Commencement Date then in effect. If you purchase the SecurePay rider, you cannot make any Purchase Payments on or after the Benefit Election Date. (See "SecurePay With RightTime® Option.") The minimum subsequent Purchase Payment we will accept is $100, or $50 if the payment is made under our current automatic purchase payment plan. The maximum aggregate Purchase Payment(s) we will accept without prior administrative office approval is $1,000,000. We reserve the right not to accept any Purchase Payment. (See "Purchase Payments.")

Can I cancel the Contract?	You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payments. (See "Right to Cancel.")

Can I transfer amounts in the Contract?	Before the Annuity Commencement Date, you may transfer amounts among the Allocation Options. There are, however, limitations on transfers: any transfer must be at least $100; no amounts may be transferred into a DCA Fixed Account; no amounts may be transferred to the Fixed Account within six months after any transfer from a Guaranteed Account to the Variable Account; transfers out of the Fixed Account are limited to the greater of (a) $2,500 or (b) 25% of the value of the Fixed Account in any Contract Year; we reserve the right to charge a transfer fee of $25 for each transfer after the 12th transfer in any Contract Year; we may restrict or refuse to honor transfers when we determine that they may be detrimental to the Funds or Contract Owners, such as frequent transfers and market timing transfers by or on behalf of an Owner or group of Owners. (See "Transfers.") If you purchase the SecurePay rider or the Protective Income Manager rider, your options for transferring Contract Value among the Allocation Options will be restricted in accordance with our Allocation Guidelines and Restrictions. (See "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits.")

Can I surrender the Contract?	Upon Written Notice before the Annuity Commencement Date, you may surrender the Contract and receive its surrender value. (See "Surrenders and Partial Surrenders.") Surrenders may have federal and state income tax consequences. In addition, surrenders from Contracts issued pursuant to Section 403(b) of the Code may not be allowed in certain circumstances. (See "Federal Tax Matters.")

Is there a death benefit?	If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive due proof of the Owner's death. (See "Death Benefit.") The Return of Purchase Payments Death Benefit is included with your Contract at no additional charge. You may select the Maximum Anniversary Value Death Benefit for an additional fee, but only if the oldest Owner is younger than 76 on the Effective Date of the Contract. If you chose the optional Maximum Anniversary Value Death Benefit before October 1, 2011, you indicated at that time the basis on which you wanted the Maximum Anniversary Value Death Benefit fee to be assessed and may not change this selection. For Contracts purchased on or after October 1, 2011, the Maximum Anniversary Value Death Benefit is only available with the CoverPay fee. See "Charges and Deductions, Death Benefit Fee."
If you purchase the Protective Income Manager rider, your death benefit will be the Return of Purchase Payments Death Benefit. The Maximum Anniversary Value Death Benefit is not available under the Protective Income Manager rider. If you selected the Maximum Anniversary Value Death Benefit when you purchased your Contract and you later purchase the Protective Income Manager rider under our RightTime® option, we will pay the Return of Purchase Payments Death Benefit at the time of an Owner's death. If the value of your Maximum Anniversary Value Death Benefit at the time you elect the Protective Income Manager rider is greater than the value of the Return of Purchase Payments Death Benefit at that time, then you will forfeit this excess. We will stop assessing the fee for the Maximum Anniversary Value Death Benefit when we issue the Protective Income Manager rider, but will not refund the fees you paid for the Maximum Anniversary Value Death Benefit before that date. (See "Protective Income Manager With RightTime® Option.")

What is the SecurePay rider?	The SecurePay rider guarantees the right to make withdrawals based upon the value of a guaranteed lifetime withdrawal benefit base that may increase on your Contract Anniversary if your Contract Value has increased, but will remain fixed if the Contract Value has declined due to poor market performance. These withdrawals may be made over the lifetime of persons designated under the rider, provided the rider's requirements are satisfied. Withdrawals may begin after the person(s) designated under the rider reaches age 59 1/2. Annual aggregate withdrawals on or after the Benefit Election Date that exceed the Annual Withdrawal Amount (AWA) will result in a reduction of rider benefits, and may even significantly reduce or eliminate the value of such benefits, because we will reduce the Benefit Base and corresponding AWA.
Under the rider, your options for allocating Purchase Payments and Contract Value will be restricted, as you must make all allocations in accordance with our Allocation Guidelines and Restrictions. The required allocations under these guidelines may not be consistent with an aggressive investment strategy. Therefore, if you are seeking a more aggressive growth strategy, the portfolio allocations required for participation in the SecurePay rider are probably not appropriate for you. Please see "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits."
We also offer an additional SecurePay feature that may be selected with the purchase of the SecurePay rider. The SecurePay R72 Benefit provides for potential increases in the guaranteed lifetime withdrawal benefit base of up to 7.2% each Contract Anniversary during a specified period, even if your Contract Value has not increased. We charge an additional fee if you select the SecurePay rider, and this fee is increased if you select the SecurePay R72 Benefit. If you elect the SecurePay rider, you will begin paying this fee as of the date the SecurePay rider is issued. You may not cancel the SecurePay rider for the first ten years following the date of its issue. (See "SecurePay With RightTime® Option.")
Effective May 1, 2009, the SecurePay Guaranteed Minimum Accumulation Benefit (GMAB) is no longer available for purchase with the SecurePay rider, even if you purchased your Contract prior to May 1, 2009 and you purchased the rider on or after May 1, 2009 by exercising the RightTime® option. For information on the SecurePay GMAB, please see Appendix F: The SecurePay GMAB (Not Available On or After May 1, 2009).

What is the Protective Income Manager Rider (patent pending)?	The Protective Income Manager rider (available only with Contracts issued on or after May 1, 2011) guarantees the right to make withdrawals each year even if your Contract Value is reduced to zero due to poor market performance, and provides fixed lifetime income payments for the life of any Covered Person ("Protected Lifetime Payments") beginning on the Maximum Annuity Commencement Date. The Protective Income Manager rider is specifically designed for you to withdraw all of your Contract Value systematically over a particular period of time.
• If you purchased the rider before October 1, 2011, the rider is designed to distribute your Contract Value by the Maximum Annuity Commencement Date, which is the (older) Covered Person's 95th birthday, in annual amounts that may vary from year to year (the "Optimal Withdrawal Amount").
• If you purchased the rider on or after October 1, 2011, the rider is designed to distribute your Contract Value by the (younger) Covered Person's 95th birthday in annual amounts that may vary from year to year (the "Optimal Withdrawal Amount").
Note: The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Commencement Date (the older Covered Person's 95th birthday), a substantial amount of Contract Value will still be remaining and you will choose to apply this amount to an Annuity Option instead of the rider's Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its benefit. If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint life coverage will address your financial needs and be suitable for you. See "Protective Income Manager With RightTime® Option — Selecting Your Coverage Option" for factors to consider when discussing this with your advisor. Also see Appendix M for examples of joint life coverage when there is a significant age difference.
Annual aggregate withdrawals that exceed the Optimal Withdrawal Amount may result in a reduction of rider benefits, and may even significantly reduce or eliminate the value of such benefits, because we will recalculate the minimum guarantees associated with your Optimal Withdrawal Amount on the next Contract Anniversary.
Because you must make all allocations in accordance with our Allocation Guidelines and Restrictions your options for allocating Purchase Payments and Contract Value will be restricted if you purchase the Protective Income Manager rider. The required allocations under these guidelines may not be consistent with an aggressive investment strategy. Therefore, if you are seeking a more aggressive growth strategy, the portfolio allocations required for participation in the Protective Income Manager rider are probably not appropriate for you. Please see "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits."
We charge an additional fee if you purchase the Protective Income Manager rider. If you elect the Protective Income Manager rider, you will begin paying this fee as of the date the Protective Income Manager rider is issued. You may not cancel the Protective Income Manager rider for the first ten years following the date of its issue.
The Protective Income Manager mark is considered to be the exclusive intellectual property of Protective Life Insurance Company. For more information on the Protective Income Manager rider, please see "Protective Income Manager With RightTime® Option."

What is the RightTime® Option?	You may elect either the SecurePay rider or the Protective Income Manager rider at the time you purchase your Contract, or you may purchase one of these riders at a later date under our RightTime® option so long as you satisfy the rider age requirements and the rider is still available for sale. If you purchase a rider under the RightTime® option, the rider will be subject to the terms and conditions in effect at the time the rider is issued. Currently, the annual rider fee is 0.10% higher if you exercise the RightTime® option to elect a rider than if you elect the rider when you purchase your Contract. See "Guaranteed Lifetime Withdrawal Benefits."

What Annuity Options are available?	Currently, we apply the Annuity Value to an Annuity Option on the Annuity Commencement Date, unless you choose to receive the surrender value in a lump sum. Annuity Options include: payments for a certain period and life income with or without payments for a certain period. Annuity Options are available on either a fixed or variable payment basis. (See "Annuity Payments".)

Is the Contract available for qualified retirement plans?	You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax or financial adviser for information specific to your circumstances to determine whether the use of the Contract within a qualified retirement plan is an appropriate investment for you. (See "Description of the Contract, The Contract," and "Federal Tax Matters, Qualified Retirement Plans.")
Protective Life no longer issues Contracts under Section 403(b) of the Internal Revenue Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company.

Where may I find financial information about the Sub-Accounts?	You may find financial information about the Sub-Accounts in Appendix D to this prospectus and in the Statement of Additional Information.

Other contracts	We offer other types of annuity contracts and insurance policies that also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of their Sub-Accounts and may offer different benefits than the Contract. To obtain more information about these other contracts and policies, you may contact our administrative office in writing or by telephone.

Federal Tax Status

Generally all earnings on the investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from a non-Qualified Contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. (See "Federal Tax Matters").

THE COMPANY, VARIABLE ACCOUNT AND FUNDS

Protective Life Insurance Company

The Contracts are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life provides life insurance, annuities, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2010, Protective Life had total assets of approximately $47.5 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had total assets of approximately $47.6 billion at December 31, 2010.

Protective Variable Annuity Separate Account

The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under federal securities laws.

Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. You assume all of the investment risk for Purchase Payments and Contract Value allocated to the Sub-Accounts. Your Contract Value in the Sub-Accounts is part of the assets of the Variable Account. The portion of the assets of the Variable Account equal to the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

The following Sub-Accounts of the Variable Account generally are available in the Contracts:

Fidelity VIP Contrafund®-SC2*
Fidelity VIP Equity Income-SC2*[1]Fidelity VIP Freedom Fund-2015 Maturity-SC2*[1]Fidelity VIP Freedom Fund-2020-Maturity-SC2*[1]Fidelity VIP Growth-SC2*[1]Fidelity VIP Index 500-SC2*
Fidelity VIP Investment Grade Bond-SC2*
Fidelity VIP MidCap-SC2*
Franklin Flex Cap Growth Securities-C2*
Franklin Income Securities-C2*
Franklin Rising Dividends Securities-C2*
Franklin Small Cap Value Securities-C2*
Franklin Small-MidCap Growth Securities-C2*
Franklin U.S. Government-C2*
Mutual Shares Securities-C2*
Templeton Foreign Securities-C2*
Templeton Global Bond Securities-C2 (formerly Templeton Global Income Securities-C2)*
Templeton Growth Securities-C2*
Goldman Sachs Large Cap Value SC (formerly Growth and Income SC)*
Goldman Sachs Growth Opportunities SC*
Goldman Sachs Mid Cap Value SC*
Goldman Sachs Strategic Growth SC (formerly Capital Growth SC)*
Goldman Sachs Strategic International Equity SC*
Goldman Sachs Structured Small Cap Equity SC*[1]Goldman Sachs Structured U.S. Equity SC*[1]Invesco Van Kampen V.I. Capital Growth II*[1,2]Invesco Van Kampen V.I. Comstock II*[2]Invesco Van Kampen V.I. Equity and Income II*[2]Invesco V.I. Balanced Risk Allocation II*[2]Invesco V.I. Government Securities II*[2]Invesco Van Kampen V.I. Growth and Income II*[2]Invesco V.I. International Growth II*[1,2]Invesco Van Kampen V.I. Mid Cap Growth II*[2]Invesco Van Kampen V.I. US Mid Cap Value II*[2]Legg Mason ClearBridge Mid Cap Core II*
Legg Mason ClearBridge Small Cap Growth II*	Lord Abbett Fundamental Equity (formerly Lord Abbett All Value)
Lord Abbett Capital Structure (formerly Lord Abbett America's Value)
Lord Abbett Bond-Debenture
Lord Abbett Growth and Income
Lord Abbett Growth Opportunities
Lord Abbett International Opportunities (formerly Lord Abbett International)
Lord Abbett Classic Stock (formerly Lord Abbett Large-Cap Core)
Lord Abbett Mid-Cap Value
MFS Growth-SS*
MFS Investors Growth Stock-SS*
MFS Investors Trust-SS*
MFS New Discovery-SS*
MFS Research Bond-SS*
MFS Research-SS*
MFS Total Return-SS*
MFS Utilities-SS*
MFS Value-SS*
Oppenheimer Capital Appreciation/VA-SS*
Oppenheimer Global Securities/VA-SS*
Oppenheimer High Income/VA-SS*[1]Oppenheimer Main Street/VA-SS*
Oppenheimer Small & MidCap Growth/VA-SS (formerly Oppenheimer MidCap/VA-SS)*[1]Oppenheimer Money/VA
Oppenheimer Global Strategic Income/VA-SS (formerly Oppenheimer Strategic Bond/VA-SS)*
PIMCO Long-Term US Government-AC*
PIMCO Low Duration-AC*
PIMCO Real Return-AC*
PIMCO Short-Term-AC*
PIMCO Total Return-AC*
Royce Capital Micro-Cap-SC*
Royce Capital Small-Cap-SC*
UIF Global Real Estate II*

*  This Sub-Account invests in a class of Fund shares that pays distribution or service fees under Rule 12b-1 of the Investment Company Act of 1940. For more information, please see "Other Information about the Funds" and "Distribution of the Contracts" in this prospectus, and the prospectus for the Fund.

1  These Sub-Accounts are not available to Contracts purchased on or after November 2, 2009.

2  On June 1, 2010, the portfolios of the Universal Institutional Funds, Inc. and the Van Kampen Life Investment Trust merged into new portfolios of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). On May 2, 2011, the Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund merged into the Invesco V.I. Balanced-Risk Allocation Fund, the Invesco Van Kampen V.I. Government Fund merged into the Invesco V.I. Government Securities Fund, and the Invesco Van Kampen V.I. International Growth Equity Fund merged into the Invesco V.I. International Growth Fund.

This Contract may not offer all the Sub-Accounts of the Variable Account, and other contracts Protective Life issues may offer some or all of the Sub-Accounts of the Variable Account.

If you select the SecurePay rider or the Protective Income Manager rider, your options for allocating Purchase Payments and Contract Value will be restricted. You must allocate your Purchase Payments and Contract Value in accordance with our Allocation Guidelines and Restrictions. In general, the required allocations under these guidelines focus on conservative, high quality bond funds, combine bond funds and growth stock funds, or emphasize growth stock funds while including a significant weighting of bond funds with a goal of seeking to provide income and/or capital appreciation while avoiding excessive risk. (See "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits.")

Administration

Protective Life Insurance Company performs the Contract administration at its administrative office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

The Funds

The assets of each Sub-Account are invested solely in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Fidelity® Variable Insurance Products managed by Fidelity Management & Research Company and subadvised by FMR Co., Inc., Strategic Advisors, Inc., or Fidelity Investments Money Management, Inc.; the Universal Institutional Funds, Inc., managed by Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; MFS® Variable Insurance TrustSM managed by MFS Investment Management; Lord Abbett Series Fund, Inc., managed by Lord, Abbett & Co. LLC; Legg Mason Partners Variable Equity Trust advised by Legg Mason Partners Fund Advisor, LLC, and sub-advised by ClearBridge Advisors, LLC; PIMCO Variable Insurance Trust advised by Pacific Investment Management Company, LLC, and sub-advised by Research Affiliates, LLC; Royce Capital Fund advised by Royce & Associates, LLC; and Goldman Sachs Variable Insurance Trust managed by Goldman Sachs Asset Management L.P. or Goldman Sachs Asset Management International. Franklin Advisers, Inc. is the investment adviser for the Franklin Flex Cap Growth Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin U.S. Government Fund and Templeton Global Bond Securities Fund. Franklin Advisory Services, LLC is the investment adviser for Franklin Rising Dividends Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser for Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is investment adviser for Templeton Foreign Securities Fund and Templeton Global Advisors Limited is investment adviser for Templeton Growth Securities Fund. Invesco Advisers, Inc. is the investment adviser for AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The Invesco V.I. Balanced Risk Allocation Fund is subadvised by Invesco Asset Management Deutschland GmbH. Shares of these funds are offered only to:

(1)  the Variable Account;

(2)  other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;

(3)  separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and

(4)  certain qualified retirement plans.

Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information. You may obtain a prospectus for any of the Funds by contacting Protective Life or by asking your investment advisor. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(1)

Invesco Van Kampen V.I. Equity and Income Fund, Series II

This Fund's investment objectives are capital appreciation and current income.

Invesco V.I. International Growth Fund, Series II*

This Fund's investment objective is long-term growth of capital.

Invesco Van Kampen V.I. US Mid Cap Value Fund, Series II

This Fund's investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Invesco Van Kampen V.I. Capital Growth Fund, Series II*

This Fund's investment objective is to seek capital growth.

Invesco Van Kampen V.I. Comstock Fund, Series II

This Fund's investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco V.I. Balanced Risk Allocation Fund, Series II

The Fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco V.I. Government Securities Fund, Series II

The Fund's investment objective is total return, comprised of current income and capital appreciation.

Invesco Van Kampen V.I. Growth and Income Fund, Series II

This Fund's investment objective is to seek long-term growth of capital and income.

Invesco Van Kampen V.I. MidCap Growth Fund, Series II

This Fund's investment objective is to seek capital growth.

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio, Service Class 2

This Fund seeks long-term capital appreciation.

VIP Equity-Income Portfolio, Service Class 2*

This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500® Index (S&P 500®).

VIP Freedom Fund 2015 Maturity, Service Class 2*

This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

(1)  On June 1, 2010, the portfolios of the Universal Institutional Funds, Inc. and the Van Kampen Life Investment Trust merged into new portfolios of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). On May 2, 2011, the Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund merged into the Invesco V.I. Balanced-Risk Allocation Fund, the Invesco Van Kampen V.I. Government Fund merged into the Invesco V.I. Government Securities Fund, and the Invesco Van Kampen V.I. International Growth Equity Fund merged into the Invesco V.I. International Growth Fund.

*  These Sub-Accounts are not available to Contracts purchased on or after November 2, 2009.

VIP Freedom Fund 2020 Maturity, Service Class 2*

This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Growth Portfolio, Service Class 2*

This Fund seeks to achieve capital appreciation.

VIP Index 500 Portfolio, Service Class 2

This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

VIP Investment Grade Bond Portfolio, Service Class 2

This Fund seeks as high a level of current income as is consistent with the preservation of capital.

VIP MidCap Portfolio, Service Class 2

This Fund seeks long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund, Class 2

This Fund seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation.

Franklin Income Securities Fund, Class 2

This Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities.

Franklin Rising Dividends Securities Fund, Class 2

This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends.

Franklin Small Cap Value Securities Fund, Class 2

This Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.

Franklin Small-Mid Cap Growth Securities Fund, Class 2

This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

Franklin U.S. Government Fund, Class 2

This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.

*  These Sub-Accounts are not available to Contracts purchased on or after November 2, 2009.

Mutual Shares Securities Fund, Class 2

This Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.

Templeton Foreign Securities Fund, Class 2

This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Global Bond Securities Fund, Class 2 (formerly Templeton Global Income Securities Fund, Class 2)

This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. This Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

Templeton Growth Securities Fund, Class 2

This Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Goldman Sachs Variable Insurance Trust

Strategic Growth Fund, Service Class (formerly Capital Growth Fund, Service Class)

This Fund seeks long-term growth of capital.

Large Cap Value Fund, Service Class (formerly Growth and Income Fund, Service Class)

This Fund seeks long-term capital appreciation.

Growth Opportunities Fund, Service Class

This Fund seeks long-term growth of capital.

Mid Cap Value Fund, Service Class

This Fund seeks long-term capital appreciation.

Strategic International Equity Fund, Service Class

This Fund seeks long-term growth of capital.

Structured Small Cap Equity Fund, Service Class*

This Fund seeks long-term growth of capital.

Structured U. S. Equity Fund, Service Class*

This Fund seeks long-term growth of capital and dividend income.

Legg Mason Partners Variable Equity Trust

Legg Mason ClearBridge Variable Mid Cap Core Fund, Class II

This Fund seeks long-term growth of capital.

*  These Sub-Accounts are not available to Contracts purchased on or after November 2, 2009.

Legg Mason ClearBridge Variable Small Cap Growth Fund, Class II

This fund seeks long-term growth of capital.

Lord Abbett Series Fund, Inc.

Fundamental Equity Portfolio — Value Fund Class (formerly All Value Portfolio)

The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Capital Structure Portfolio (formerly America's Value Portfolio)

The Fund's investment objective is to seek current income and capital appreciation.

Bond-Debenture Portfolio

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Growth and Income Portfolio

The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Growth Opportunities Portfolio

The Fund's investment objective is capital appreciation.

International Opportunities Portfolio (formerly International Portfolio)

The Fund's investment objective is long-term capital appreciation.

Classic Stock Portfolio (formerly Large-Cap Core Portfolio)

The Fund's investment objective is growth of capital and growth of income consistent with reasonable risk.

Mid-Cap Value Portfolio

The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS® Variable Insurance Trust

Growth Series, Service Class Shares

This Fund's investment objective is to seek capital appreciation.

Investors Growth Stock Series, Service Class Shares

This Fund's investment objective is to seek capital appreciation.

Investors Trust Series, Service Class Shares

This Fund's investment objective is to seek capital appreciation.

*  These Sub-Accounts are not available to Contracts purchased on or after November 2, 2009.

New Discovery Series, Service Class Shares

This Fund's investment objective is to seek capital appreciation.

Research Bond Series, Service Class

This Fund seeks total return with an emphasis on current income, but also considering capital appreciation.

Research Series, Service Class Shares

This Fund's investment objective is to seek capital appreciation.

Total Return Series, Service Class Shares

This Fund's investment objective is to seek total return.

Utilities Series, Service Class Shares

This Fund's investment objective is to seek total return.

Value Series, Service Class

This Fund seeks capital appreciation.

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA, Service Shares

This Fund seeks to achieve capital appreciation by investing in securities of well-known established companies.

Global Securities Fund/VA, Service Shares

This Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

High Income Fund/VA, Service Shares*

This Fund seeks a high level of current income from investment in high-yield, fixed-income securities.

Main Street Fund/VA, Service Shares

This Fund seeks a high total return.

Small & MidCap Growth Fund/VA, Service Shares (formerly MidCap Fund/VA, Service Shares)*

This Fund seeks capital appreciation by investing in securities of "growth type" companies.

Money Fund/VA

This Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

*  These Sub-Accounts are not available to Contracts purchased on or after November 2, 2009.

Global Strategic Income Fund/VA, Service Shares (formerly Strategic Bond Fund/VA, Service Shares)

This Fund seeks a high level of current income principally derived from interest on debt securities.

PIMCO Variable Insurance Trust

Long-Term US Government Fund, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The portfolio focuses on long-term fixed income securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

Low Duration Fund, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The portfolio focuses on Short Maturity Fixed Income Instruments of 1-3 years.

Real Return Fund, Advisor Class

This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The portfolio focuses on inflation-indexed fixed income instruments of the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

Short-Term Fund, Advisor Class

This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. The portfolio focuses on short term fixed income instruments of U.S. and non-U.S. public or private sector entities.

Total Return Fund, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The portfolio focuses on Intermediate Maturity Fixed Income Instruments rated B to Aaa.

Royce Capital Fund

Micro-Cap Fund, Service Class

This Fund seeks long-term growth of capital. Invests primarily in equity securities of micro-cap companies with market capitalizations of up to $500 million.

Small-Cap Fund, Service Class

This Fund seeks long-term growth of capital. Invests primarily in equity securities of small-cap companies, those with market capitalizations between $500 million and $2.5 billion.

The Universal Institutional Funds, Inc.

UIF Global Real Estate Portfolio Class II

Seeks current income and capital appreciation.

*  These Sub-Accounts are not available to Contracts purchased on or after November 2, 2009.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your investment advisor. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Selection of Funds

We select the Funds offered through the Contracts based on several criteria, including the following:

•  asset class coverage,

•  the strength of the investment adviser's (or sub-adviser's) reputation and tenure,

•  brand recognition,

•  performance,

•  the capability and qualification of each investment firm, and

•  whether our distributors are likely to recommend the Funds to Contract Owners.

Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see "Certain Payments We Receive with Regard to the Funds." We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant contract owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Asset Allocation Model Portfolios

Four asset allocation models ("Model Portfolios") are available at no additional charge as investment options under your Contract.

Each Model Portfolio invests different percentages of Contract Value in some or all of the Sub-Accounts under your Contract, and these Model Portfolios range from conservative to aggressive. The Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. Also, while diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There can be no assurance that any of the Model Portfolios will achieve their investment objective.

Pursuant to an agreement with Protective, Milliman, Inc., a diversified financial services firm and registered investment adviser, determines the composition of the Model Portfolios and is compensated by Protective for doing so. There is no investment advisory relationship between Milliman and Owners. In the future, Protective may modify or discontinue its arrangement with Milliman, in which case Protective may contract with another firm to provide similar asset allocation models, provide its own asset allocation models, or cease offering asset allocation models.

The available Model Portfolios and the composition of each specific Model Portfolio you select may change from time to time. However, we will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different Model Portfolio, you must submit new allocation instructions to us in writing.

The following is a brief description of the four Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios and help you select which Model Portfolio, if any, may be suitable for you. Please talk to him or her if you have additional questions about these Model Portfolios.

Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 45% in equity and 55% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value and mortgages.

Moderate Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 55% in equity and 45% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.

Growth and Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 65% in equity and 35% in fixed income investments. The largest asset class target allocations are in fixed income, international equity, large cap value, and large cap growth.

Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 90% in equity and 10% in fixed income investments. The largest asset class target allocations are in international equity, large cap value, large cap growth and mid cap stocks.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the portfolio holdings of the Funds in the underlying Sub-Accounts.

Other Information about the Funds

Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Contract Value to the Sub-Account investing in shares of that Fund.

Certain Payments We Receive with Regard to the Funds

We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, marketing, distributing, and administering the Contracts, and, in our role as intermediary, the Funds. We (and our affiliates) may profit from these payments.

12b-1 Fees. We and our affiliate, Investment Distributors, Inc. ("IDI"), the principal underwriter for the Contracts, receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). IDI may pay some or all of the 12b-1 fees it receives to us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund's total annual fund operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we and IDI anticipate we will receive from the Funds on an annual basis:

Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to IDI:
Fidelity Variable Insurance Products	0.25%
Paid to us:
Franklin Templeton Variable Insurance Products Trust	0.25%
Goldman Sachs Variable Insurance Trust	0.25%
Royce Capital Fund	0.25%
Legg Mason Partners Variable Equity Trust	0.25%
MFS Variable Insurance Trust	0.25%
PIMCO Variable Insurance Trust	0.25%
The Universal Institutional Funds, Inc.	0.35%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0.25%
Oppenheimer Variable Account Funds	0.25%

Payments From Advisers and/or Distributors. As of the date of this prospectus, we (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of all of the Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds currently range from 0.10% to 0.50% of Fund assets attributable to our variable insurance contracts.

Other Payments. A Fund's adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

For details about the compensation payments we make in connection with the sale of the Contracts, see "Distribution of the Contracts."

Other Investors in the Funds

Shares of Fidelity® Variable Insurance Products, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Inc., the Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust, Royce Capital Fund, Legg Mason Partners Variable Equity Trust, PIMCO Variable Insurance Trust and Goldman Sachs Variable Insurance Trust, are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life's Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. The boards of directors (or trustees) of Fidelity® Variable Insurance Products, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Inc., the Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust, Royce Capital Fund, Legg Mason Partners Variable Equity Trust, PIMCO Variable Insurance Trust and Goldman Sachs Variable Insurance Trust, monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Addition, Deletion or Substitution of Investments

Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. The new funds may have higher fees and charges than the ones they replaced. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities.

Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares of a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine. All Sub-Accounts and Funds may not be available to all classes of contracts.

If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owners and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires.

DESCRIPTION OF THE CONTRACT

The following sections describe the Contracts currently being offered.

The Contract

The ProtectiveRewards® Elite Variable Annuity Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. In certain states we offer the Contract as a group contract to eligible persons who have established accounts with certain broker-dealers that have entered into a distribution agreement with Protective Life to offer the Contract. In those states we may also offer the Contract to members of other eligible groups. In all other states, we offer the Contract as an individual contract. If you purchase an interest in a group Contract, you will receive a certificate evidencing your ownership interest in the group Contract. Otherwise, you will receive an individual Contract. If you are issued a certificate, you also will receive a copy of the Contract, and you will be entitled to exercise all rights and privileges provided under the Contract without the consent of the group Contract holder. See "Parties to the Contract" below.

Use of the Contract in Qualified Plans.

You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Protective Life no longer issues Contracts under Section 403(b) of the Internal Revenue Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a Qualified Plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs as they apply to your particular situation.

Parties to the Contract

Owner.

The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. In those states where the Contract is issued as a group contract, the term "Owner" refers to the holder of the certificate evidencing an interest in the group contract. Two persons may own the Contract together. In the case of two Owners, provisions relating to action by the Owner means both Owners acting together. Protective Life may accept instructions from one Owner on behalf of both Owners. Protective Life will only issue a Contract prior to each Owner's 86th birthday (76th birthday if the Maximum Anniversary Value Death Benefit was selected). Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. In the case of Owner's who are nonnatural persons, age restrictions do not apply to the Owner.

The Owner of this Contract may be changed by Written Notice provided:

(1)  each new Owner's 86th birthday (76th birthday if Maximum Anniversary Value Death Benefit was selected) is after the Effective Date; and

(2)  each new Owner's 95th birthday is on or after the Annuity Commencement Date.

For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See "Taxation of Annuities in General.") If you select the SecurePay rider or the Protective Income Manager rider, changing and/or adding Owners may result in termination of the rider. (See "Guaranteed Lifetime Withdrawal Benefits.")

Beneficiary.

The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

Primary — The Primary Beneficiary is the surviving Owner, if any. If there is no surviving Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.

If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. If you select the

SecurePay rider or the Protective Income Manager rider, changing and/or adding Beneficiaries may result in termination of the rider. (See "Guaranteed Lifetime Withdrawal Benefits.")

Annuitant.

The Annuitant is the person or persons on whose life annuity income payments may be based. The first Owner shown on the application for the Contract is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant's 86th birthday. If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise. However, if the Owner is a nonnatural person, the death of the Annuitant will be treated as the death of the Owner.

The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not an individual the Annuitant may not be changed. The new Annuitant's 95th birthday must be on or after the Annuity Commencement Date in effect when the change of Annuitant is requested. If you select the Protective Income Manager rider, changing the Annuitant will result in termination of the rider. (See "Protective Income Manager With RightTime® Option.")

Payee.

The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

Issuance of a Contract

To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life. Any such licensed representative must also be a registered representative of a broker/dealer having a distribution agreement with Investment Distributors, Inc. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code.

If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the initial Purchase Payment (less any applicable premium tax) to the Allocation Options as you direct on the appropriate form within two business days of receiving such Purchase Payment at the administrative office. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five business days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the initial Purchase Payment to the appropriate Allocation Options within two business days. You may transmit information necessary to complete an application to Protective Life by telephone, facsimile, or electronic media.

Purchase Payments

We will only accept Purchase Payments before the earlier of the oldest Owner's and Annuitant's 86th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Commencement Date then in effect. If you select the SecurePay rider, you cannot make any Purchase Payments on or after the Benefit Election Date. (See "SecurePay With RightTime® Option.") The minimum initial Purchase Payment is $25,000. The minimum subsequent Purchase Payment is $100 or $50 if made by electronic funds transfer. We reserve the right not to accept any Purchase Payment. Under certain circumstances, we may be required by law to reject a Purchase Payment.

Purchase Payments are payable at our administrative office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. We will process Purchase Payments as of the end of the Valuation Period during which we receive them at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any Purchase Payment received at our administrative office after the end of the Valuation Period on the next Valuation Day. Protective Life retains the right to limit the maximum aggregate Purchase Payment that can be made without prior administrative office approval. This amount is currently $1,000,000.

Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the automatic purchase payment plan to any DCA Fixed Account. You may not elect the automatic purchase payment plan and the partial automatic withdrawal plan simultaneously. (See "Surrenders and Partial Surrenders".) Upon notification of the death of any Owner the Company will terminate deductions under the automatic purchase payment plan. The automatic purchase payment plan is not available if you purchase the Protective Income Manager rider. If you select the Protective Income Manager rider under our RightTime® Option, any automatic purchase payment plan in effect will terminate on the Rider Effective Date. See "Protective Income Manager With RightTime® Option."

We do not always receive your Purchase Payment or your application on the day you send them or give them to your sales representative. In some circumstances, such as when you purchase a Contract in exchange for an existing annuity contract from another company, we may not receive your Purchase Payment from the other company for a substantial period of time after you sign the application and send it to us.

Right to Cancel

You have the right to return the Contract within a certain number of days after you receive it by returning it, along with a written cancellation request, to our administrative office or the sales representative who sold it. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage pre-paid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payment.

For individual retirement annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the right-to-cancel period) that you allocated to the Sub-Accounts to the Oppenheimer Money Fund Sub-Account until the expiration of the right-to-cancel period. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

Allocation of Purchase Payments

Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Allocation Options. If your allocation instructions are indicated by percentages, whole percentages must be used.

Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). For non-written instructions regarding allocations, we may require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

If you select the SecurePay rider or the Protective Income Manager rider, your options for allocating Purchase Payments will be restricted. You must allocate your Purchase Payments (and Contract Value) in accordance with our Allocation Guidelines and Restrictions. (See "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits.")

Variable Account Value

Sub-Account Value.

A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the Accumulation Units in that Sub-Account on that day.

Determination of Accumulation Units.

Purchase Payments allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

•  surrenders and applicable surrender charges;

•  partial surrenders and applicable surrender charges;

•  partial automatic withdrawals;

•  transfer from a Sub-Account and any applicable transfer fee;

•  payment of a death benefit claim;

•  application of the Contract Value to an Annuity Option; and

•  deduction of the monthly death benefit fee, the monthly SecurePay Fee, the monthly Protective Income Manager fee and the annual contract maintenance fee.

Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event. Accumulation Units associated with the monthly death benefit fee, the monthly SecurePay Fee, the monthly Protective Income Manager fee and the annual contract maintenance fee are canceled without notice or instruction.

Determination of Accumulation Unit Value.

The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Day is the Accumulation Unit value for that class at the end of the previous Valuation Day times the net investment factor.

Net Investment Factor.

The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1)  is the result of:

a.  the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

b.  the per share amount of any dividend or capital gain distributions made by the Funds held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period.

(2)  is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the most recent prior Valuation Period.

(3)  is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period and a charge or credit for any taxes attributed to the investment operations of the Sub-Account, as determined by the Company.

Transfers

Before the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions at our administrative office, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate. Prices for the Allocation Options are determined as of the end of each Valuation Period, which is the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Accordingly, transfer requests received at our administrative office before the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the day the requests are received; transfer requests received at our administrative office after the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the next day on which the New York Stock Exchange is open for regular trading. We may defer transfer requests under the same conditions that payment of withdrawals and surrenders may be delayed. (See "Suspension or Delay in Payments.") There are limitations on transfers, which are described below.

After the Annuity Commencement Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or between the Guaranteed Account and any Sub-Account.

If you select the SecurePay rider or the Protective Income Manager rider, your options for transferring Contract Value will be restricted. You must transfer Contract Value in accordance with our Allocation Guidelines and Restrictions. (See "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits.")

How to Request Transfers.

Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written instructions for such transfers. We will require a form of personal identification prior to acting on non-written instructions and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

Reliability of Communications Systems.

The Internet and telephone systems may not always be available. Any computer or telephone system, whether it is yours, your service providers', your registered representative's, or ours, can experience unscheduled outages or slowdowns for a variety of reasons. Such outages or delays may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you can make your transaction by writing to us.

Limitations on Transfers.

We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions submitted by telephone, automated telephone system, the Internet or facsimile) without prior notice for any Contract or class of Contracts at any time for any reason.

Minimum amounts. You must transfer at least $100 each time you make a transfer. If the entire amount in the Allocation Option is less than $100, you must transfer the entire amount. If less than $100 would be left in an Allocation Option after a transfer, then we may transfer the entire amount out of that Allocation Option instead of the requested amount.

Number of transfers. Currently we do not generally limit the number of transfers that may be made. We reserve the right, however, to limit the number of transfers to no more than 12 per Contract Year. We also reserve the right to charge a transfer fee for each additional transfer over 12 during any Contract Year. The transfer fee will not exceed $25 per transfer. We will deduct any transfer fee from the amount being transferred. (See "Charges and Deductions, Transfer Fee.")

Limitations on transfers involving the Guaranteed Account. No amounts may be transferred into a DCA Fixed Account. No amounts may be transferred to the Fixed Account within six months after any transfer from a Guaranteed Account to the Variable Account. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of (a) $2,500 or (b) 25% of the Contract Value in the Fixed Account. Due to this limitation, if you want to transfer all of your Contract Value from the Guaranteed Account to the Variable Account, it may take several years to do so. The limitation on transfers from the Fixed Account does not apply, however, to dollar cost averaging transfers from the Fixed Account.

Limitations on frequent transfers, including "market timing" transfers. Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in the Fund's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.

When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants, or owners of other variable annuity contracts we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

•  Increased brokerage, trading and transaction costs;

•  Disruption of planned investment strategies;

•  Forced and unplanned liquidation and portfolio turnover;

•  Lost opportunity costs; and

•  Large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

In order to try to protect our Owners and the Funds from the potential adverse effects of frequent transfer activity, we have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants and owners of other variable annuity contracts we issue that invest in the Variable Account.

We monitor transfer activity in the Contracts to identify frequent transfer activity in any Contract. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and portfolio rebalancing programs when monitoring for frequent transfer activity.

When we identify transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting transfers for that Contract or group of Contracts. All transfer requests for the affected Contract or group of Contracts must be made by Written Notice. We notify the affected Owner(s) in writing of these restrictions.

In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds' policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Fund.

Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund's refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner's transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each Fund for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

Dollar Cost Averaging.

Before the Annuity Commencement Date, you may instruct us by Written Notice to transfer automatically on a monthly basis, amounts from a DCA fixed account to any Sub-Account of the Variable Account. This is known as the "dollar-cost averaging" method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

You may make dollar cost averaging transfers on the 1st through the 28th day of each month. The minimum period for dollar cost averaging transfers from the Fixed Account is twelve months. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to restrict the subaccounts into which you may transfer amounts from a DCA fixed account or discontinue dollar cost averaging upon written notice to the Owner.

Any Purchase Payment allocated to a DCA Fixed Account must include instructions regarding the period of the dollar cost averaging transfers, and the Sub-Accounts into which the transfers are to be made. Currently, the maximum period for dollar cost averaging from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months. Dollar cost averaging transfers will be made monthly. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Fixed Account.

The periodic amount transferred from a DCA Fixed Account will be equal to the Purchase Payment allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made. Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Fixed Account Value equals $0, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Fixed Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Fixed Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Sub-Accounts according to your dollar cost averaging allocation instruction in effect at that time. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).

The interest rates on the DCA Fixed Accounts apply to the declining balance in the account. Therefore the amount of interest actually paid with respect to a Purchase Payment allocated to the DCA Fixed Account will be substantially less than the amount that would have been paid if the full Purchase Payment remained in the DCA Fixed Account for the full period.

If you select the SecurePay rider or the Protective Income Manager rider, you may allocate your Purchase Payments to a DCA Fixed Account; however, you must make transfers from the DCA Fixed Account in accordance with our Allocation Guidelines and Restrictions. (See "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits.")

Portfolio Rebalancing.

Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing"). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Accounts at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).

There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner.

Surrenders and Partial Surrenders

At any time before the Annuity Commencement Date, you may request a full or partial surrender from your Contract. Federal and state income taxes may apply to a full or partial surrender (including withdrawals made under the SecurePay rider or the Protective Income Manager rider), and a 10% federal penalty tax may apply if the full or partial surrender occurs before the Owner reaches age 59 1/2. (See "TAXATION OF ANNUITIES IN GENERAL, Taxation of Partial and Full Surrenders.") A surrender value may be available under certain Annuity Options. (See "Annuitization.") In accordance with SEC regulations, full and partial surrenders are payable within 7 calendar days of our receiving your request. (See "Suspension or Delay in Payments.")

Full Surrender.

At any time before the Annuity Commencement Date, you may request a full surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request either by Written Notice or by facsimile. Surrenders requested by facsimile are subject to limitations. Currently, we accept requests by facsimile for full surrenders of Contracts that have a Contract Value of $50,000 or less. For Contracts that have a Contract Value greater than $50,000, we will only accept surrender requests by Written Notice. We may eliminate your ability to request a full surrender by facsimile or change the requirements for your ability to request a full surrender by facsimile for any Contract or class of Contracts at any time without prior notice. We will pay you the surrender value in a lump sum.

Surrender Value.

The surrender value of your Contract is equal to the Contract Value minus any applicable surrender charge, contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive your Written Notice or facsimile requesting surrender and your Contract at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any surrender request received at our administrative office after the end of the Valuation Period on the next Valuation Day.

Partial Surrender.

At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value provided the Contract Value remaining after the partial surrender is at least $5,000. If you request a partial surrender that would reduce your Contract Value below $5,000, then we will consider your request to be not in good order and we will notify you that we will not process your request. Throughout this prospectus we may refer to a partial surrender of your Contract Value as a "withdrawal" from your Contract. Please note that if you select the SecurePay rider or the Protective Income Manager rider special withdrawal rules apply (especially on or after the Benefit Election Date for the SecurePay rider). (See "Guaranteed Lifetime Withdrawal Benefits.")

You may request a partial surrender by Written Notice or by facsimile. If we have received your completed telephone withdrawal authorization form, you also may request a partial surrender by telephone. Partial surrenders requested by telephone or facsimile are subject to limitations. Currently we accept requests for partial surrenders by telephone or by facsimile for amounts not exceeding 25% of Contract Value, up to a maximum of $50,000. For partial surrenders of Contract Value exceeding 25% of the Contract Value and/or $50,000 we will only accept partial surrender requests by Written Notice. We may eliminate your ability to make partial surrenders by telephone or facsimile or change the requirements for your ability to make partial surrenders by telephone or facsimile for any Contract or class of Contracts at any time without prior notice.

We will withdraw the amount of your partial surrender from the Contract Value as of the end of the Valuation Period during which we receive your request for the partial surrender at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any partial surrender request received at our administrative office after the end of the Valuation Period on the next Valuation Day. The amount we will pay you upon a partial surrender is equal to the Contract Value surrendered minus any applicable surrender charge and any applicable premium tax.

You may specify the amount of the partial surrender to be made from any Allocation Option. If you do not so specify, or if the amount in the designated Allocation Option(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.

Cancellation of Accumulation Units.

Surrenders and partial surrenders, including any surrender charges, will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.

Surrender and Partial Surrender Restrictions.

The Owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:

  (i)  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

  (ii)  earnings on those contributions; and

  (iii)  earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, has become disabled, in the case of hardship, or if the amount is a qualified reservist distribution under Section 72(t)(2)(G) of the Code. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. In addition, in the case of contracts issued on or after January 1, 2009, a Section 403(b) contract is permitted to distribute retirement benefits (other than those attributable to salary reduction contributions) to a participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability. (These limitations on withdrawals and distributions do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) annuity contract or into a Section 403(b)(7) custodial account.)

In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

Partial Automatic Withdrawals.

Currently, we offer a partial automatic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. Payments to you under this plan will only be made by electronic fund transfer. To begin participating in the plan you must have a Contract Value as of the previous Contract Anniversary of at least $25,000.

The partial automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See "Purchase Payments".) There may be federal and state income tax consequences to partial automatic withdrawals from the Contract, including the possible imposition of a 10% federal penalty tax if the surrender occurs before the Owner reaches age 59 1/2. You should consult your tax advisor before participating in any withdrawal program. (See "Taxation of Partial and Full Surrenders".)

When you elect the partial automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Partial automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. If, during any Contract Year, the amount of the withdrawals exceeds the "penalty-free withdrawal amount" described in the "Surrender Charge" section of this prospectus, we will deduct a surrender charge where applicable. (See "Surrender Charge.") Partial automatic withdrawals will be taken pro-rata from the Allocation Options in proportion to the value each Allocation Option bears to the total Contract Value. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

If any partial automatic withdrawal transaction would result in a Contract Value of less than $5,000 after the withdrawal, the transaction will not be completed and the partial automatic withdrawal plan will terminate. Once partial automatic withdrawals have terminated due to insufficient Contract Value, they will not be automatically reinstated in the event that your Contract Value should reach $5,000 again. Upon notification of the death of any Owner, we will terminate the partial automatic withdrawal plan. The partial automatic withdrawal plan may be discontinued by the Owner at any time by Written Notice.

There is no charge for the partial automatic withdrawal plan. We reserve the right to discontinue the partial automatic withdrawal plan upon written notice to you. If you select the SecurePay rider under your Contract, any partial automatic withdrawal plan in effect will terminate on the Benefit Election Date. The partial automatic withdrawal plan is not available if you purchase the Protective Income Manager rider. If you select the Protective Income Manager rider under our RightTime® Option, any partial automatic withdrawal plan in effect will terminate on the Rider Effective Date. (See "Guaranteed Lifetime Withdrawal Benefits.")

THE GUARANTEED ACCOUNT

The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures are subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

The Guaranteed Account consists of the Fixed Account and the DCA Fixed Accounts. The Fixed Account and certain DCA Fixed Accounts may not be available in all states. Further, we may not always offer the Fixed Account or the DCA Fixed Accounts in new Contracts. If we are offering the Fixed Account or any of the DCA Fixed Accounts in your state at the time you purchase your Contract, however, those accounts will always be available in your Contract. Please ask your sales representative whether the Fixed Account or any DCA Fixed Accounts are available in your Contract.

From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Fixed Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that yields values less than those required by the state in which the Contract is delivered. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates.

Our General Account.

The Guaranteed Account is part of our general account. Unlike Purchase Payments and Contract Value allocated to the Variable Account, we assume the risk of investment gain or loss on amounts held in the Fixed Account and the DCA Fixed Account.

The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Because amounts allocated to the Fixed Account and the DCA Fixed Accounts, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with any enhanced death benefits, the SecurePay rider or the Protective Income Manager rider), are paid from our general account, any amounts that we may pay under the Contract in excess of Contract Value are subject to our financial strength and claims-paying ability. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the Contract when purchasing a Contract and making investment decisions under the Contract.

We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by state regulators, and according to Generally Accepted Accounting Principles (GAAP).

Our audited GAAP financial statements are included in the Statement of Additional Information (which is available at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page of this prospectus). In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of our financial capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and/or claims-paying ability.

The Fixed Account.

You generally may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to the Fixed Account. If you elect the SecurePay rider or the Protective Income Manager rider, you may not allocate any portion of your Purchase Payments or Contract Value to the Fixed Account. (See "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits.") Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account. There are limitations on transfers involving the Fixed Account. Due to this limitation, if you want to transfer all of your Contract Value from the Fixed Account to the Variable Account, it may take several years to do so. You should carefully consider whether the Fixed Account meets your investment needs. (See "Transfers.")

The interest rates we apply to Purchase Payments and transfers into the Fixed Account are guaranteed for one year from the date the Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Purchase Payments allocated to the Fixed Account. The new interest rate is also guaranteed for one year.

The DCA Fixed Accounts.

DCA Fixed Accounts are designed to systematically transfer amounts to the Sub-Accounts of the Variable Account over a designated period. (See "Transfers, Dollar Cost Averaging.") We currently offer two DCA Fixed Accounts. The maximum period for dollar cost averaging transfers from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months.

The DCA Fixed Accounts are available only for Purchase Payments designated for dollar cost averaging. Purchase Payments may not be allocated into any DCA Fixed Account when that DCA Fixed Account value is greater than $0, and all funds must be transferred from a DCA Fixed Account before allocating a Purchase Payment to that DCA Fixed Account. In Oregon, only your initial Purchase Payment may be allocated to a DCA Fixed Account. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Fixed Account in installments from more than one source, we will credit each installment with the interest rate applied to the first installment we receive. The interest rate we apply to Purchase Payments allocated to a DCA Fixed Account is guaranteed for the period over which dollar cost averaging transfers are allowed from that DCA Fixed Account.

Guaranteed Account Value.

Any time prior to the Annuity Commencement Date, the Guaranteed Account value is equal to the sum of:

(1)  Purchase Payments allocated to the Guaranteed Account; plus

(2)  amounts transferred into the Guaranteed Account; plus

(3)  interest credited to the Guaranteed Account; minus

(4)  amounts transferred out of the Guaranteed Account including any transfer fee; minus

(5)  the amount of any surrenders removed from the Guaranteed Account, including any premium tax and surrender charges; minus

(6)  fees deducted from the Guaranteed Account, including the monthly death benefit fee and the annual contract maintenance fee.

For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.

DEATH BENEFIT

If any Owner dies before the Annuity Commencement Date and while the Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Commencement Date.

We will determine the death benefit as of the end of the Valuation Period during which we receive due proof of death at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. If we receive due proof of death after the end of the Valuation Period, we will determine the death benefit on the next Valuation Day. Only one death benefit is payable under the Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and non-Qualified Contracts, but there are some differences in the rules that apply to each.

The death benefit provisions of the Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.

Please note that any death benefit payment we make in excess of the Contract Value is subject to our financial strength and claims-paying ability.

Payment of the Death Benefit.

The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death, and the entire interest in the Contract must be distributed under one of the following options:

(1)  the entire interest must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death; or,

(2)  the entire interest must be distributed within 5 years of the Owner's death.

If no option is elected, we will distribute the entire interest within 5 years of the Owner's death.

If there is more than one Beneficiary, the foregoing provisions apply to each Beneficiary individually.

Continuation of the Contract by a Surviving Spouse.

In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the Beneficiary is the deceased Owner's spouse, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner, provided the deceased Owner's spouse's 86th birthday (76th birthday if Maximum Anniversary Value Death Benefit was selected) is after the Effective Date. The Contract will continue with the value of the death benefit having become the new Contract Value as of the end of the Valuation Period during which we received due proof of death. The death benefit is not terminated by a surviving spouse's continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to option (1) or (2), above.

A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

Under the federal Defense of Marriage Act ("DOMA"), only individuals of the opposite sex can be treated as married or spouses. DOMA is the controlling law when determining whether individuals are "spouses" for the purposes of the federal tax provisions of annuity contracts. Under federal tax law, the beneficiary of an annuity contract who is the spouse (within the meaning of DOMA) of a deceased owner is treated more favorably than a beneficiary who is not recognized as a spouse under DOMA. Specifically, as described above, a beneficiary who is a DOMA recognized spouse of the deceased owner may continue an annuity contract without taking any distributions from the contract. In contrast, a beneficiary who is not recognized as a spouse of the deceased owner under DOMA (e.g., civil union and domestic partners or same-sex spouses) must surrender the contract within 5 years of the owner's death or take distributions from the contract over the beneficiary's life or life expectancy. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law, but whose marriage is not recognized by DOMA, will be required to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to elect to continue the Contract as provided in this section.

Whether a spouse continues the Contract could affect the rights and benefits under the Guaranteed Lifetime Withdrawal Benefits. See "Guaranteed Lifetime Withdrawal Benefits."

If you have questions concerning your status as a spouse and how that status might affect your rights under the Contract, please consult your legal adviser. (See "Tax Consequences — Treatment of Civil Unions and Domestic Partners.")

Selecting a death benefit.

At the time you apply for your Contract, you must determine the type of death benefit you want. You may not change your selection after your Contract is issued. If you purchase the Protective Income Manager rider, your death benefit will be the Return of Purchase Payments Death Benefit. The Maximum Anniversary Value Death Benefit is not available under the Protective Income Manager rider. See "Protective Income Manager With RightTime® Option." If you selected the Maximum Anniversary Value Death Benefit when you purchased your Contract and you later purchase the Protective Income Manager rider under our RightTime® option, we will pay the Return of Purchase Payments Death Benefit at the time of an Owner's death. If the value of your Maximum Anniversary Value Death Benefit at the time you elect the Protective Income Manager rider is greater than the value of the Return of Purchase Payments Death Benefit at that time, then you will forfeit this excess. We will stop assessing the fee for the Maximum Anniversary Value Death Benefit when we issue the Protective Income Manager rider, but will not refund the fees you paid for the Maximum Anniversary Value Death Benefit before that date. (See "Protective Income Manager With RightTime® Option.")

We offer two different death benefits: (1) the Return of Purchase Payments Death Benefit and (2) the Maximum Anniversary Value Death Benefit. The Return of Purchase Payments Death Benefit is included with your Contract at no additional charge. You may select the optional Maximum Anniversary Value Death Benefit for an additional fee, but only if the oldest Owner is younger than 76 on the Effective Date of the Contract. If you choose the optional Maximum Anniversary Value Death Benefit, you must indicate that you would like this optional death benefit when you apply for your Contract. You may not change your selection after your Contract is issued.

You should carefully consider each of these death benefits and consult a qualified financial adviser to help you carefully consider the two death benefits offered with the Contract, and if you select the Maximum Anniversary Death Benefit, the relative costs, benefits and risks of the fee options in your particular situation.

Return of Purchase Payments Death Benefit.

The Return of Purchase Payments Death Benefit will equal the greater of (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each partial surrender provided however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each partial surrender in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of surrender in the same proportion that the amount surrendered, including any associated surrender charges, reduces the Contract Value. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the partial surrender, the downward adjustment to the death benefit will be larger than the amount surrendered. See Appendix A for an example of the calculation of the Return of Purchase Payments Death Benefit.

Suspension of Return of Purchase Payments Death Benefit. For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the type of death benefit that was selected. During the one-year suspension period, we will continue to calculate the Return of Purchase Payments Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive due proof of death at our administrative office. This means if death occurs after the one-year period has ended, we will include Purchase Payments received and partial surrenders made during the one-year suspension when calculating the Return of Purchase Payments Death Benefit.

Optional Maximum Anniversary Value Death Benefit

This death benefit is not available if you purchase the Protective Income Manager rider.

At the time of application, you may select the Maximum Anniversary Value Death Benefit if the Effective Date of the Contract is before the oldest Owner's 76th birthday.

We will determine an anniversary value for each Contract Anniversary occurring before the earlier of the older Owner's 80th birthday or the deceased Owner's date of death. Each anniversary value is equal to the sum of:

•  the Contract Value on that Contract Anniversary; plus

•  all Purchase Payments since that Contract Anniversary; minus

•  an adjustment for each partial surrender since that Contract Anniversary.

The adjustment for each partial surrender since the relevant Contract Anniversary is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of the surrender in the same proportion that the amount surrendered, including any associated surrender charges, reduces the Contract Value. If the value of the Maximum Anniversary Value Death Benefit is greater than the Contract Value at the time of the partial surrender, the downward adjustment to the death benefit will be larger than the amount surrendered.

The Maximum Anniversary Value Death Benefit will equal the greatest of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each partial surrender; or (3) the greatest anniversary value attained prior to the older Owner's 80th birthday; provided however, that the Maximum Anniversary Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each partial surrender in item (2) is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of surrender in the same proportion that the amount surrendered, including any associated surrender charges, reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the partial surrender, the adjustment will be larger than the amount surrendered. See Appendix A for an example of the calculation of the Maximum Anniversary Value Death Benefit.

It is possible that, at the time of an Owner's death, the Maximum Anniversary Value Death Benefit will be no greater than the Return of Purchase Payments Death Benefit. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Anniversary Value Death Benefit before you decide whether the Maximum Anniversary Value Death Benefit is right for you.

Suspension of Maximum Anniversary Value Death Benefit. For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the type of death benefit that was selected. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Maximum Anniversary Value Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive due proof of death at our administrative office. This means if death occurs after the one-year period has ended, we will include the Contract Value on the Contract Anniversary occurring during the one-year suspension as well as Purchase Payments received and partial surrenders made during the one-year suspension when calculating the Maximum Anniversary Value Death Benefit.

Death Benefit Fee.

We assess a fee for the Maximum Anniversary Value Death Benefit. If you select this death benefit, you must pay a fee ("the CoverPay® Fee") based on the value of the death benefit on the day the fee is assessed. This fee is assessed on a monthly basis. (See "Charges and Deductions, Death Benefit Fee.") It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract. (See "Federal Tax Matters.")

Contracts issued before October 1, 2011 had the option of electing either the CoverPay® Fee or the ValuPay® Fee. See Appendix L for more information regarding the ValuPay® Fee.

GUARANTEED LIFETIME WITHDRAWAL BENEFITS

If you are concerned that poor investment performance or market volatility in the Sub-Accounts may adversely impact the amount of money you can withdraw from your Contract, we offer for an additional charge two optional guaranteed lifetime withdrawal benefit riders — the SecurePay rider and the Protective Income Manager rider. Under these riders, we guarantee the right to make withdrawals each Contract Year for life (subject to certain conditions) — even if your Contract Value declines, or reduces to zero, due to poor market performance.

There are differences between these riders in the features and guarantees they provide. For example, the riders provide different methods in calculating the amount that may be withdrawn each year, identify different transactions that may impact this calculation or that may terminate the rider, and impose different fees. In addition, the purchase of one rider will impact the availability of the other, as you may not purchase both the SecurePay rider and the Protective Income Manager rider. And, if you purchase one rider and it later terminates, you may not then purchase the other rider. Before you select either rider, you should carefully compare both and consult your sales representative to determine which rider (if either) better suits your needs.

The primary distinctions between the SecurePay rider and the Protective Income Manager rider are as follows:

SecurePay Rider	Protective Income Manager Rider (patent pending)
Rider Objective	To make available an annual withdrawal amount that is guaranteed for life if Contract Value is reduced to zero, but withdrawals are not designed to deplete Contract Value.
This rider may be more appropriate for you if you are concerned that you might outlive your Contract Value, and you care about providing a death benefit to your heirs.	To make available an annual withdrawal amount that is designed to deplete Contract Value by age 95, and then provide lifetime payments.

This rider may be more appropriate for you if your primary objective is to receive a stream of income now, and you are less concerned about providing a death benefit to your heirs. But, see "Protective Income Manager With RightTime® Option — Selecting Your Coverage Option" if joint life coverage is desired and there is a significant age difference between you and your spouse because the rider may not be appropriate for you.

Death Benefit	The Maximum Anniversary Value Death Benefit and the Return of Purchase Payments Death Benefit are available.
The death benefit value may remain higher than under the Protective Income Manager rider because withdrawal amounts will likely be lower and therefore will reduce the death benefit more slowly.	Only the Return of Purchase Payments Death Benefit is available.

Because the rider is designed to deplete Contract Value over time, higher periodic withdrawals may more quickly reduce the death benefit value than if the SecurePay rider is elected.

Withdrawal Amount	Annual Withdrawal Amount is calculated as a percentage of the Benefit Base. May increase for certain medical conditions or confinement to a nursing home.
The rider is designed to provide lower, consistent withdrawal amounts each year than those provided under the Protective Income Manager rider.	Optimal Withdrawal Amount is calculated as a percentage of the Contract Value.

The rider is designed to provide higher, fluctuating withdrawal amounts each year, with the intent of depleting the Contract Value by age 95.

Investment Allocation Guidelines and Restrictions	You must allocate Purchase Payments and Contract Value in accordance with: (1) Allocation by Investment Category guidelines; (2) an eligible Benefit Allocation Model Portfolio; or (3) a combination of 1 or 2.
You cannot make Purchase Payments on or after the Benefit Election Date.	You must allocate Purchase Payments and Contract Value in accordance with: (1) Allocation by Investment Category guidelines; (2) an eligible Benefit Allocation Model Portfolio; or (3) a combination of 1 or 2. Also, you must participate in the Allocation Adjustment.
You may make Purchase Payments until the Annuity Commencement Date.

	SecurePay Rider	Protective Income Manager Rider (patent pending)
Fee (for rider as currently offered)	0.95% maximum, 0.60% current (at time of Contract purchase) 0.95% maximum, 0.70% current (purchase under RightTime® option) Fees are higher if the SecurePay R72 Benefit is selected.	2.00% maximum, 1.00% current (at time of Contract purchase) 2.20% maximum, 1.10% current (purchase under RightTime® option)

Eligibility	You must be no older than 85 to elect the rider, and withdrawals under the rider may not begin until age 59 1/2, You must be 55 or older to select the SecurePay R72 Benefit.	You must be between the ages of 60 and 80 to elect the rider. Your minimum Contract Value, if purchased under RightTime® Option, must be $25,000.

Other	Under Single Life Coverage, the surviving spouse may immediately purchase a new rider (if available) following the death of the Covered Person.
	If the rider terminates, you may purchase a new rider after 5 years.	Under Single Life Coverage, the surviving spouse may not purchase a new rider following the death of the Covered Person. If the rider terminates, a new rider may not be purchased.

Please note that any amounts in excess of the Contract Value that we make available through withdrawals, lifetime payments, or guaranteed values under these riders are subject to our financial strength and claims-paying ability.

SECUREPAY RIDER WITH RightTime® OPTION

In general, SecurePay guarantees the right to make withdrawals ("SecurePay Withdrawals") based upon the value of a guaranteed lifetime withdrawal benefit base ("Benefit Base") that will remain fixed if your Contract Value has declined due to poor market performance.

Under the SecurePay rider, the Owner or Owner(s) may designate certain persons as "Covered Persons" under the Contract. See "Selecting Your Coverage Option." These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount ("AWA") — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of Rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay rider requirements.

You may purchase the SecurePay rider when you purchase your Contract, or at a later date under our RightTime® option, provided you satisfy the rider's age requirements. See "Purchasing the Optional SecurePay Rider."

For an increased SecurePay Fee, we also offer an optional SecurePay feature that you may select when you purchase the SecurePay rider — the SecurePay R72 Benefit. This benefit is designed to provide for potential increases in your Benefit Base of up to 7.2% each Contract Anniversary during a specified period, even if your Contract Value has not increased. The SecurePay R72 Benefit is only available if you purchase the SecurePay rider on or after the youngest Owner's 55th birthday (or, in the case of a Qualified Contract, the Annuitant's 55th birthday). This feature will terminate when the SecurePay rider terminates (if not sooner). It may not be selected after purchase of the SecurePay rider or canceled once we have issued the rider. If you select this benefit, all of the terms and conditions of the SecurePay rider will apply in addition to the specific terms and conditions of the

SecurePay R72 Benefit. This benefit may not be available in all states, and we may otherwise limit its availability. See "Secure Pay R72 Benefit" below.

Special Note Regarding the Availability of the SecurePay GMAB: Effective May 1, 2009, the SecurePay Guaranteed Minimum Accumulation Benefit (GMAB) is no longer available for purchase with the SecurePay rider, even if you purchased your Contract prior to May 1, 2009 and you purchase the rider on or after May 1, 2009 by exercising the RightTime® option. For information on the SecurePay GMAB, please see Appendix F: The SecurePay GMAB (Not Available On or After May 1, 2009).

SecurePay does not guarantee Contract Value or the performance of any investment option.

Important Considerations

•  If you purchase SecurePay, your options for allocating Purchase Payments and Contract Value are restricted. See "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits".

•  Purchase Payments made more than two years after the date the SecurePay rider is issued (the "Rider Effective Date") are not included in the calculation of the Benefit Base (described below). Thus, for example, if you intend to make regular Purchase Payments to the Contract for more than two years after the Rider Effective Date, such as in monthly or annual contributions to an IRA, you should consider whether the rider is appropriate for you.

•  Any change in a Covered Person following the Benefit Election Date (the "Benefit Period"), other than a spousal continuation under a Joint Life Coverage Option, will cause the rider to terminate without any refund of SecurePay Fees.

•  You may not begin taking SecurePay Withdrawals until the Covered Person (or the younger Covered Person in the case of a Joint Life Coverage option) is age 59 1/2 or older.

•  You may not make any additional Purchase Payments on or after the Benefit Election Date. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another Contract, however, you will be given the option of purchasing a new Contract.

•  On the Benefit Election Date, we will cancel any existing partial automatic withdrawal plan that you have established.

•  The SecurePay rider may not be available in all states, and we may otherwise limit its availability.

The ways to purchase SecurePay, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.

You should not purchase SecurePay if:

•  you expect to take annual withdrawals on or after the Benefit Election Date in excess of the AWA ("Excess Withdrawals") because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit (See "Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals"); or

•  you are primarily interested in maximizing the Contract's potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or

•  there is a significant age disparity between the two Covered Persons; or

•  you do not expect to take SecurePay Withdrawals (especially before the age of 95).

Appendix E demonstrates the operation of the SecurePay rider (with and without the SecurePay R72 Benefit) using hypothetical examples. You should review Appendix E and consult your sales representative to discuss whether SecurePay suits your needs.

Purchasing the Optional SecurePay Rider

You may purchase the SecurePay Rider when you purchase your Contract. Or, if the rider is still available for sale, you may exercise the RightTime® option to add it to your Contract any time before the Owner (or older Owner's) 86th birthday or the Annuity Commencement Date, if earlier. For riders purchased with the SecurePay R72 Benefit, the youngest Owner must be age 55 or older on the Rider Effective Date. Where the Owner is a corporation, partnership, company, trust, or other non-natural person," eligibility is determined by the age of the Annuitant. If you purchase the rider under the RightTime® option, the rider will be subject to the terms and conditions of the SecurePay rider in effect at the time it is issued.

Important Considerations:

•  You will begin paying the SecurePay Fee as of the Rider Effective Date, even if you do not begin taking SecurePay Withdrawals for many years.

•  You may not cancel the SecurePay rider during the ten years following the Rider Effective Date.

•  We do not refund any SecurePay Fees if the rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.

•  You must comply with our Allocation Guidelines and Restrictions after the Rider Effective Date (see "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits").

•  Prior to the Benefit Election Date, you may take partial surrenders according to the terms of your Contract but partial surrenders will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.

•  You must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Partial surrenders taken before the Benefit Election Date are not SecurePay Withdrawals.

•  You may make additional Purchase Payments after the Rider Effective Date, but any Purchase Payments made more than two years after that date do not increase the Benefit Base. See "Calculating the Benefit Base before the Benefit Election Date."

The timing of the SecurePay rider purchase may have a significant impact on the value of the Benefit Base. For example, there are certain advantages to purchasing the SecurePay rider early:

•  We begin reviewing SecurePay Anniversary Values (described below) on the Contract Anniversary following the Rider Effective Date. This means that the earlier you purchase the SecurePay rider, the longer the period of time during which the Benefit Base may increase due to favorable Sub-Account performance. Anniversary Values occurring prior to the Rider Effective Date do not affect the Benefit Base.

•  If you purchase SecurePay when you purchase the Contract, the annual SecurePay Fee is currently 0.10% lower than if you exercise the RightTime® option to purchase SecurePay after that date. The SecurePay Fee for new purchasers and the difference between the fee for the rider purchased at Contract issue and under the RightTime® option may change.

On the other hand, if you purchase SecurePay too early, you may pay the SecurePay Fee for a longer period than is necessary. Additionally, beginning on the Rider Effective Date, you must comply with our Allocation Guidelines and Restrictions (see "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits"), partial surrenders will proportionally reduce the Benefit Base (and therefore the value of SecurePay Withdrawals), and only Purchase Payments made during the first two years following the Rider Effective Date will be included in the Benefit Base.

Please consult your sales representative to discuss the appropriate time for you to purchase the SecurePay rider.

Allocation Guidelines and Restrictions

In order to maintain the SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay rider. Please see "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits."

Beginning Your SecurePay Withdrawals

You must submit a completed SecurePay Benefit Election Form to our administrative office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.

•  Even though the SecurePay rider is in effect as of the Rider Effective Date and we begin the SecurePay Fee deductions on that date, any partial surrenders made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.

You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

•  The Benefit Election Date may not be earlier than the date the Covered Person (or the younger Covered Person if a Joint Life Coverage option is selected) reaches age 59 1/2 or older.

•  All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.

•  You may not make additional Purchase Payments on or after the Benefit Election Date. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another Contract, however, you will be given the option of purchasing a new Contract.

•  You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Effective Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.

•  Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.

•  Selecting the SecurePay R72 Benefit may impact your decision of when to establish your Benefit Election Date. For more information, see "SecurePay R72 Benefit" below.

Please consult your sales representative regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

Important Considerations

•  All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Surrender Charges and federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner reaches age 59 1/2. See "Charges and Deductions, Surrender Charge" and "TAXATION OF ANNUITIES IN GENERAL, Taxation of Partial and Full Surrenders."

•  All withdrawals, including SecurePay Withdrawals, count towards the penalty-free withdrawal amount under the Contract. However, we do not assess the Surrender Charge on SecurePay Withdrawals, even when Surrender Charges would apply if the withdrawal was not a SecurePay Withdrawal. We do impose a Surrender Charge on Excess Withdrawals and Excess Withdrawals are subject to the minimum Contract

Value limitation. See "Charges and Deductions, Surrender Charge," "Surrenders and Partial Surrenders, Partial Surrenders," and "Taxation of Partial and Full Surrenders."

  The SecurePay rider is designed for you to take SecurePay Withdrawals each Contract Year. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are "Excess Withdrawals." You should not purchase the SecurePay rider if you intend to take Excess Withdrawals.

•  Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).

•  Excess Withdrawals may result in a significantly lower AWA in the future.

•  Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay benefit.

Determining the Amount of Your SecurePay Withdrawals

The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election form at our administrative office in good order by multiplying your Benefit Base on that date by the "Maximum Withdrawal Percentage".

(1)  Maximum Withdrawal Percentage for SecurePay Riders Purchased On or After May 1, 2010:

(a)  If you do not select the SecurePay R72 Benefit, then where there is a single Covered Person, the Maximum Withdrawal Percentage under the SecurePay rider is 5.0% and where two spouses are Covered Persons, the Maximum Withdrawal Percentage is 4.5%.

(b)  If you select the SecurePay R72 Benefit, then we will apply a Maximum Withdrawal Percentage based on the age bands set forth in the following chart:

	Maximum Withdrawal Percentage
Age of (Younger) Covered Person(s) on Benefit Election Date	One Covered Person	Two Covered Spouses
59 1/2 through 64	4.5%	4.0%
65 through 74	5.0%	4.5%
75 and older	6.0%	5.5%

(2)  Maximum Withdrawal Percentage for SecurePay Riders Purchased On or After May 1, 2009
and Before May 1, 2010:

(a)  If you do not select the SecurePay R72 Benefit, then where there is a single Covered Person, the Maximum Withdrawal Percentage under the SecurePay rider is 5.0% and where two spouses are Covered Persons, the Maximum Withdrawal Percentage is 4.5%

(b)  If you select the SecurePay R72 Benefit, then we will apply a Maximum Withdrawal Percentage based on the age bands set forth in the following chart:

	Maximum Withdrawal Percentage
Age of (Younger) Covered Person(s) on Benefit Election Date	One Covered Person	Two Covered Spouses
59 1/2 through 74	5.0%	4.5%
75 and older	6.0%	5.5%

(3)  Maximum Withdrawal Percentage for SecurePay Riders Purchased Before May 1, 2009:

(a)  If you purchased a SecurePay rider either by itself or with the SecurePay GMAB (without the SecurePay R72 Benefit), then we will apply a Maximum Withdrawal Percentage based on the age bands set forth in the following chart:

	Maximum Withdrawal Percentage
Age of (Younger) Covered Person(s) on Benefit Election Date	If Benefit Election Date is Less Than 10 Years after Rider Effective Date	If Benefit Election Date is 10 Years or More after Rider Effective Date
59 1/2 through 69 (SecurePay for two spouses)	4.5%	5.5%
59 1/2 through 69 (SecurePay for one person)	5.0%	6.0%
70 and older (SecurePay for two spouses)	5.5%	6.5%
70 and older (SecurePay for one person)	6.0%	7.0%

For example:  assume the Owner/Covered Person was age 65 on the Rider Effective Date, 5 years passed between the Rider Effective Date and the Benefit Election Date, and the Benefit Base was $100,000. Because the Covered Person is now 70 years old, the Maximum Withdrawal Percentage would be 6.0%, and the AWA would equal $6,000 ($100,000 x .06). If on the Benefit Election Date the same Owner wants SecurePay Withdrawals based upon himself and his 64 year-old spouse, then the Maximum Withdrawal Percentage would be 4.5% and the AWA would equal $4,500 ($100,000 x .045) because there are two Covered Persons and the younger of the two is less than 70 years old on the Benefit Election Date.

Note: If you delay the Benefit Election Date by 10 or more years following the Rider Effective Date, then you will be permitted to withdraw a greater amount each year once you begin taking SecurePay Withdrawals. This may be a factor for you to consider when deciding when to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Please see Beginning Your SecurePay Withdrawals for other factors to consider when making this decision.

(b)  If you purchased a SecurePay rider with the SecurePay R72 Benefit (either with or without the SecurePay GMAB), then we will apply a Maximum Withdrawal Percentage based on the age bands set forth in the following chart:

	Maximum Withdrawal Percentage
Age of (Younger) Covered Person(s) on Benefit Election Date	One Covered Person	Two Covered Spouses
59 1/2 through 74	5.0%	4.5%
75 and older	6.0%	5.5%

Note: This means that if you selected the SecurePay R72 Benefit, then we will not increase your Maximum Withdrawal Percentage by 1%, even if 10 or more years elapse between the Benefit Election Date and the Rider Effective Date.

SecurePay ME®: Increased AWA for Certain Medical Conditions

If you have certain medical conditions, and you have held your Contract for two years or more, you may qualify for an increase in your AWA at the time you establish your Benefit Election Date. You may not apply for an increased AWA after the Benefit Election Date.

Note: The two-year waiting period for the SecurePay ME® benefit begins on the Contract's Effective Date (not necessarily when you select the SecurePay rider). A new waiting period begins if ownership of the Contract changes.

At present, the maximum age at which you may apply for a medical evaluation of your benefit under the SecurePay rider and request the SecurePay ME benefit is age 75. We reserve the right to change this maximum age, so that in the future the maximum age for medical evaluation may increase or decrease. We determine the maximum age based on a variety of factors including current life expectancies, developments in medical treatment and technology, and the costs to us of providing the SecurePay ME benefit, as well as the costs of the various death benefits we make available under the Contract.

After receiving your application for the SecurePay ME benefit, we will determine, in our sole discretion, whether a medical condition will qualify for an increased benefit under the SecurePay ME benefit and, if so, the amount of the increase. In general, in order to qualify for an increased AWA, the medical condition must be one which significantly reduces life expectancy. Our evaluation of life expectancy will be based on a review of the medical records made available to us and our assessment of the specific characteristics and severity of an impairment or impairments, including, but not limited to, our judgment as to your individual medical condition and the likelihood of improved medical treatment for that condition. Based upon this evaluation, we will assign a life expectancy or "table" rating in accordance with the guidance provided in standard industry underwriting manuals and written company guidelines specific to assessing longevity in the context of annuity payments, rather than life insurance underwriting. The table rating will correspond to an estimated decrease in life expectancy compared to other persons of the same age and gender without significant medical impairments. Because of their complexity or severity, or both, certain impairments or combinations of impairments will require the expertise and knowledge of our Medical Director, who will assist us in determining the appropriate life expectancy table rating. As part of this process, the Medical Director will review the medical records in light of our underwriting manual/guidelines and pertinent medical literature.

After a table rating has been assigned, it will be used to determine whether, and the extent to which, we will increase the AWA. Table ratings currently range from 1 to 16. The higher the table rating, the greater the estimated decrease in longevity. In order to qualify for an increased AWA, the estimated decrease in longevity currently must be greater than or equal to 25%. The table rating required to hit this threshold will vary depending on your age and sex. We also will take into account our experience and expectations regarding the mortality of the entire pool of Covered Persons under all SecurePay riders, as well as the investment performance of the required allocations under our Allocation Guidelines and Restrictions and our expectations regarding the securities markets in general. The factors upon which we base our decision, the weight we give to each factor and the table rating requirements may change periodically. From time to time, we will publish examples of conditions that would typically qualify for an increase in your AWA.

If we determine that an increase in your AWA is warranted, the Maximum Withdrawal Percentage that you receive will be from 0.25% to 2.00% higher than you would otherwise receive. The amount of any increase in the Maximum Withdrawal Percentage that we may make available will apply consistently to all similarly rated applicants. After the Benefit Election Date, the amount of your increase will not change. An increase in your AWA will not affect the amount of the SecurePay Fee, although we may charge a processing fee to establish the SecurePay ME benefit, as described below.

Note: The SecurePay ME® benefit may not be available in all states. We reserve the right to discontinue this benefit at any time.

How to Apply for an Increased AWA You may ask for a determination as to whether you (or in the case of Joint Life Coverage, you and/or your spouse) qualify for an increased AWA because of certain serious medical conditions if you have held your contract for two or more years and if you (or the younger of you and your spouse) are at least 59 1/2 years old.

If you believe you may qualify for an increased AWA, you should provide Written Notice to us in order to begin the process. Among other things, you must complete a SecurePay ME® questionnaire and authorize us to obtain copies of your medical records and a statement from your attending physician as well as certain other personal information.

If we determine that you do not qualify for the increased AWA, you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.

Note: You may not apply for an increased AWA after the Benefit Election Date.

In the case of a Contract with two Owners who are spouses, a request may be made for a determination regarding an increased AWA for Single Coverage for the older of the spouses or for Joint Coverage for both spouses. If you request Joint Coverage, we will require a medical evaluation of both spouses and we will advise you of our determination with respect to Single and Joint Coverage. Although the base AWA available under the SecurePay rider for Joint Coverage with the SecurePay R72 Benefit is based upon the younger of the two spouses, the determination as to the amount of the increase available for Joint Coverage, if any, will be the smaller increase attributable to each Covered Person. The increased AWA will continue for the lives of both spouses.

Note: Although Single Coverage may provide a higher AWA than Joint Coverage, you should consider that Single Coverage terminates upon the death of the Covered Person following the Benefit Election Date.

We will assess a charge for evaluating your request for an increased AWA only if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay Withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay Withdrawals at the increased AWA.

The current fee is $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form.

Electing to Begin Your SecurePay Withdrawals after a Determination that You are Eligible for an Increased AWA We must receive your Benefit Election Form at our administrative office within 6 months after the date we notify you that you are eligible for the increased AWA. If we do not receive this form within this time period, we will not increase your AWA, but you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.

SecurePay NHSM: Increased AWA Because of Confinement in Nursing Home

If you are confined to a nursing home, you may be eligible for an increased Annual Withdrawal Amount ("AWA") with our SecurePay NHSM (Nursing Home Enhancement) feature. This feature is included at no additional charge with the SecurePay rider.

The SecurePay NH benefit may not be available in all states and we may further limit its availability.

What is the SecurePay NH benefit? If you qualify for the SecurePay NH benefit during a contract year, we will double the AWA to which you are currently entitled for that year, not to exceed 10% of your Benefit Base.

Eligibility for the SecurePay NH Benefits. To qualify for the increased AWA under the SecurePay NH benefit, the Covered Person must:

1.  have established the Benefit Election Date or establish the Benefit Election Date when he or she applies for the SecurePay NH benefit;

2.  (a) be currently confined to a Nursing Home, as defined below, (b) have been confined to a Nursing Home for at least 90-days immediately preceding your application for the SecurePay NH benefit; and (c) have a reasonable expectation that he or she will continue to be confined to a Nursing Home; and

3.  be unable to perform at least two of the six Activities of Daily Living described below, or be diagnosed with a Severe Cognitive Impairment.

Ineligibility. You are not eligible for the SecurePay NH benefit if you were in a nursing home during the one year preceding your purchase of a SecurePay rider, or you are confined to a nursing home during the year following your purchase of the Rider.

Nursing Home: For purposes of determining your eligibility for the SecurePay NH benefit, a "Nursing Home" is defined as a facility (or portion of a facility) primarily engaged in providing continuous, on-going nursing care to its residents in accordance with the authority granted by a license issued by State or Federal government (or granted pursuant to state certification or operated pursuant to law if your state neither licenses nor certifies such facilities), and qualified as a "skilled nursing home facility" under Medicare or Medicaid. A "Nursing Home" does not include: a hospital or clinic; a facility operated primarily for the treatment of alcoholism or drug addiction; or, an assisted living facility engaged primarily in custodial care.

Activities of Daily Living (ADL). Under the SecurePay NH benefit, "Activities of Daily Living" refer to the following functions relating to the Covered Person's ability to live independently:

•  Bathing — The ability to wash oneself by sponge bath or in either a tub or shower, including the task of getting into or out of the tub or shower.

•  Continence — The ability to maintain control of bowel and bladder function, or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene, including caring for the catheter or colostomy bag.

•  Dressing — The ability to put on and take off all items of clothing and any necessary braces, fasteners or artificial limbs.

•  Eating — The ability to feed oneself by getting food into the body from a receptacle, such as a plate, cup, or table, or by feeding tube or intravenously.

•  Toileting — The ability to get to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

•  Transferring — The ability to move into or out of a bed, chair or wheelchair.

Severe Cognitive Impairment. For purposes of determining eligibility for the SecurePay NH benefit, Severe Cognitive Impairment is a loss or deterioration of intellectual capacity that is comparable to (and includes) Alzheimer's disease and similar forms of irreversible dementia.

Two Covered Persons. If you selected the Joint Life Coverage Option when you established your Benefit Election Date, both Covered Persons must satisfy the eligibility requirements for the increased SecurePay NH benefit.

Applying for Increased AWA under the SecurePay NH Benefit.

Initial Application. To apply for an increased AWA under the SecurePay NH benefit, you must submit an application certifying that the Covered Person meets the conditions for qualification under the SecurePay NH benefit. This certification must be signed by the Covered Person's Physician. If the Owner is unable to submit an application for an increased AWA on his or her own behalf, we will accept an application on behalf of an Owner from a person who provides satisfactory proof that they have legally assumed care, custody, and representation of the incapacitated Owner. Typically, this would be a valid power of attorney or an order of conservatorship from a court of competent jurisdiction.

The certifying Physician must be a medical doctor currently licensed by a state Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. We may require an examination of the Covered Person by a Physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our Physician shall prevail.

Re-Certification of Eligibility. Beginning with the second Contract Anniversary following the Qualification Date, you must submit a re-certification of eligibility not less than 10, nor more than 30 days prior to each applicable Contract Anniversary. We will notify you at least 30 days before this re-certification is due.

The re-certification must certify that the Covered Person continues to meet the conditions for eligibility under the SecurePay NH benefit, and must be signed by the Covered Person's physician. We may require an examination by a physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our physician will prevail.

We will notify you if you fail to qualify for continued eligibility for the SecurePay NH benefit. For any Contract Year during which the Covered Person fails to qualify for the Nursing Home Enhancement, we calculate the Annual Withdrawal Amount according to the terms of the SecurePay rider you purchased.

Determining Your Increased AWA under the SecurePay NH Benefit

Initial Qualifying Year. Qualification for an increased AWA under the SecurePay NH benefit may increase the Annual Withdrawal Amount available for the Contract Year during which you qualify. An increase in the Annual Withdrawal Amount will not change the effect of any withdrawal that occurred prior to the Qualification Date. Thus, if you took an Excess Withdrawal during the Contract Year before you were notified that you qualify for the SecurePay NH increased AWA, your earlier withdrawal would still be treated as an Excess Withdrawal under SecurePay.

If your aggregate withdrawals during the qualifying Contract Year are less than or equal to the Annual Withdrawal Amount in effect prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by multiplying the Benefit Base on that date by the enhanced Maximum Withdrawal Percentage, and subtracting all prior non-Excess Withdrawals taken since the later of the Benefit Election Date or the most recent Contract Anniversary.

If you have taken an Excess Withdrawal during the qualifying Contract Year prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year by subtracting the Maximum Withdrawal Percentage identified on the Benefit Election Date from the enhanced Maximum Withdrawal Percentage provided by this endorsement, and multiplying the difference in those percentages by the Benefit Base on the Qualification Date.

Notice of Qualification. We will include the amount of the increase in the Annual Withdrawal Amount for the qualifying year in the notice that confirms the Covered Person's qualification for the Nursing Home Enhancement.

Subsequent Contract Years. In subsequent Contract Years in which you are eligible for the Nursing Home Enhancement, we multiply the Benefit Base on the Contract Anniversary by the enhanced Maximum Withdrawal Percentage to determine the Annual Withdrawal Amount for that Contract Year. For any year in which you are not eligible for the Nursing Home Enhancement, we determine the Annual Withdrawal Amount, if any, according to the terms of the SecurePay rider you purchased.

Termination and Reinstatement of the SecurePay NH Benefit. The SecurePay NH benefit terminates when your SecurePay rider terminates. The SecurePay NH and SecurePay rider terminate when the Contract is annuitized. If your SecurePay rider is reinstated, your SecurePay NH benefit will also be reinstated.

Tax Considerations for the SecurePay NH Benefit. The tax treatment of the SecurePay NH benefit is uncertain in several respects. Please see "Federal Tax Matters, Tax Consequences of Guaranteed Lifetime Withdrawal Benefits" and "Qualified Retirement Plans, Guaranteed Lifetime Withdrawal Benefits." If you are considering purchasing a Qualified Contract with SecurePay, you should consult a tax adviser because the addition of the SecurePay rider could affect the qualification of your Contract and/or the Qualified Plan associated with your Contract.

Selecting Your Coverage Option

If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:

	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	N/A

Single Owner/Spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may exercise the RightTime® option if he or she continues the Contract under the spousal continuation provisions. We will waive the 5-year waiting period.	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date. If SecurePay R72 Benefit is selected, Maximum Withdrawal Percentage is based on the younger Covered Person. If the surviving spouse continues the Contract, SecurePay Withdrawals will continue without change unless declined.

Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	N/A

Joint Owner/ Spouse 2nd Owner
Covered Person is older Owner.
SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may exercise the RightTime® option if he or she continues the Contract under the spousal continuation provisions. We will waive the 5-year waiting period.
Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date. If SecurePay R72 Benefit is selected, Maximum Withdrawal Percentage is based on the younger Covered Person. If the surviving spouse continues the Contract, SecurePay Withdrawals will continue without change unless declined.

Note: A change of Covered Persons after the Benefit Election Date will cause the SecurePay rider to terminate and any scheduled SecurePay Withdrawals to cease. The Owner(s) may purchase a new SecurePay rider under the RightTime® option without the normal five-year waiting period. See "Purchasing a New SecurePay Rider After Termination of the Prior SecurePay Rider."

Changing Beneficiaries — Single Owner with Joint Life Coverage

After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay rider. In addition, whether a spouse continues the Contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See "Tax Consequences — Treatment of Civil Unions and Domestic Partners.")

Similarly, if an Owner adds a spouse as a sole Primary Beneficiary after selecting Single Life Coverage and wants to convert to Joint Life Coverage, the Owner may terminate the SecurePay rider provided it has been 10 years or more since the Rider Effective Date and exercise the RightTime® option (if we are still offering SecurePay) to purchase a new SecurePay rider. See "Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider."

Calculating the Benefit Base Before the Benefit Election Date

The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.

Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.

On the Rider Effective Date, we will determine your initial Benefit Base. If you purchase the SecurePay rider when you purchase the Contract, the Benefit Base is initially equal to your initial Purchase Payment. If you purchase the SecurePay rider after the Contract has been issued by exercising the RightTime® option, the Benefit Base is initially equal to the Contract Value as of the Rider Effective Date.

Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Effective Date. We reduce the Benefit Base for each partial surrender from the Contract prior to the Benefit Period in the same proportion that each partial surrender reduces the Contract Value as of the date we process the partial surrender request.

Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 partial surrender, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.

On each Contract Anniversary following the Rider Effective Date, we also will increase the Benefit Base to equal the "SecurePay Anniversary Value" if that value is higher than the Benefit Base. On each Contract Anniversary, the "SecurePay Anniversary Value" is equal to your Contract Value on that Contract Anniversary minus any Purchase Payments made two or more years after your Rider Effective Date. If we receive a partial surrender request on a Contract Anniversary, we will deduct the partial surrender from Contract Value before calculating the SecurePay Anniversary Value.

On each Contract Anniversary, we may also increase the Benefit Base if you have selected the SecurePay rider with the SecurePay R72 Benefit (as described below).

SecurePay R72 Benefit

You may purchase the SecurePay R72 Benefit under the SecurePay rider for an increased SecurePay Fee, provided that the youngest Owner (or, in the case of a Qualified Contract, or a non-natural owner, the Annuitant) is age 55 or older. The SecurePay R72 Benefit is designed to provide for potential increases in your Benefit Base of up to 7.2% each Contract Anniversary during a specified period ("Roll-up Period"), even if your Contract Value has not increased.

For riders issued on or after May 1, 2009, your Contract Value must be at least 50% (i.e., half) of your Benefit Base to be eligible for an increase in Benefit Base equal to the "roll-up" amount (described below) on any Contract Anniversary during the Roll-up Period. (For hypothetical examples of the SecurePay rider issued before May 1, 2009, please see Appendix G and Appendix H in this prospectus.) For example, if on a Contract Anniversary your Contract Value is $65,000 and the most recently calculated Benefit Base prior to that anniversary is

$150,000, you will not be eligible for an increase on that anniversary equal to the "roll-up" amount because your Contract Value ($65,000) is less than 50% of your Benefit Base ($150,000 x 0.5 = $75,000).

Under the SecurePay R72 Benefit, we will recalculate your Benefit Base on each Contract Anniversary during a specified period (the "Roll-up Period") to equal the greatest of:

(1)  the Benefit Base on that Contract Anniversary;

(2)  the SecurePay Anniversary Value on that Contract Anniversary (as described above); or

(3)  the SecurePay Roll-up Value, which is equal to:

(a)    the most recently calculated Benefit Base prior to that Contract Anniversary; plus

(b)    the "roll-up" amount, which is equal to:

    i)  for riders issued on or after May 1, 2009:

•  if your Contract Value on that Contract Anniversary is at least 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to 7.2% of the Benefit Base on the previous Contract Anniversary, reduced proportionately for partial surrenders made since that anniversary. This means that we will reduce the "roll-up" amount for each partial surrender made since the previous Contract Anniversary in the same proportion that each partial surrender reduced the Contract Value as of the date we processed the partial surrender request.

  If you purchase the rider when you purchase your Contract (not under the RightTime option), we will include Purchase Payments made within the first 120 days following the Contract Effective Date when calculating the roll-up amount on the first Contract Anniversary. For example, if your initial Purchase Payment on the Contract Effective Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any partial surrenders during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $10,800 (($50,000 + $100,000) x 7.2%).

•  if your Contract Value on that Contract Anniversary is less than 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to $0.

    ii)  for riders issued prior to May 1, 2009: 7.2% of the Benefit Base on the previous Contract Anniversary, reduced proportionately for partial surrenders made since that anniversary. This means that we will reduce the "roll-up" amount for each partial surrender made since the previous Contract Anniversary in the same proportion that each partial surrender reduced the Contract Value as of the date we processed the partial surrender request.

Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than 7.2% each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base.

When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Effective Date, we will apply the 7.2% (if applicable) to the Benefit Base on the Rider Effective Date to determine the "roll-up" amount, and then reduce the "roll-up" amount proportionately for partial surrenders made since the Rider Effective Date. We will then add the reduced "roll-up" amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value. The Benefit Base can never be greater than $5 million.

Example: Assume on the Rider Effective Date your Benefit Base is $100,000. Three months later, assume your Contract Value is $103,000 and you take a partial surrender of $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the partial surrender, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or partial surrenders.

On the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 7.2% of the Benefit Base on the previous Contract Anniversary (the Rider Effective Date), increased by any Purchase Payments made within 120 days of the Contract Effective Date and reduced proportionately for partial surrenders made since that anniversary. The Benefit Base on the Rider Effective Date was $100,000, and 7.2% of $100,000 = $7,200. However, because a partial surrender was made during the year, we will reduce this "roll-up" amount in the same proportion that the partial surrender reduced the Contract Value, which was 10%. Because 10% of the "roll-up" amount is $720, the reduced "roll-up" amount is $6,480 ($7,200 – $720). We then calculate the SecurePay Roll-up Value by adding the "roll-up" amount of $6,480 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $96,480.

We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:

(1)  the Benefit Base on that Contract Anniversary ($90,000);

(2)  the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or

(3)  the SecurePay Roll-up Value ($96,480)

We will set your Benefit Base equal to $96,480 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.

Note: Partial surrenders could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the partial surrender. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000. Assuming that you do not make any additional Purchase Payments or partial surrenders and assuming your Contract Value remains at 50% or more of your Benefit Base, the SecurePay Roll-up Value on the next Contract Anniversary would be $107,200 ($100,000 + $7,200 (the 7.2% "roll-up" amount)).

Assume instead, however, that during the Contract Year you make a partial surrender of $45,000 and your Contract Value at that time is $90,000 (i.e., the partial surrender is 50% of your Contract Value). Both the Benefit Base and the "roll-up" amount are also reduced by 50%, to $50,000 and $3,600, respectively. This would result in a SecurePay Roll-up Value of $53,600 on the next Contract Anniversary ($50,000 + $3,600), rather than $107,200. Thus, the $45,000 partial surrender would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $53,600 ($107,200 – $53,600).

The Roll-up Period begins on the Rider Effective Date and generally lasts for ten Contract Anniversaries.

•  If your rider was issued on or after May 1, 2009, the Roll-up Period will end on the next Valuation Day following the 10th Contract Anniversary on which we increase your Benefit Base to equal either the SecurePay Anniversary Value or the SecurePay Roll-up Value. This means that when determining the 10 Contract Anniversaries that make up your Roll-up Period, we will not count Contract Anniversaries on which your Benefit Base does not increase.

•  If your rider was issued prior to May 1, 2009, the Roll-up Period will end on the next Valuation Day following the 10th Contract Anniversary that occurs on the later of: (a) the Rider Effective Date; or (b) the most recent date that we reset the Roll-up Period (described below).

However, your Roll-up Period will end sooner — on either the Benefit Election Date or the date the SecurePay rider terminates (see "Terminating the SecurePay Rider") — if either of these events occur while your Roll-up Period is in effect.

If the Roll-up Period ends, the SecurePay R72 Benefit may not terminate. The SecurePay R72 Benefit will only end upon termination of the SecurePay rider. We will continue to assess the increased SecurePay Fee until the SecurePay rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.

Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the increased SecurePay Fee until termination of the SecurePay Rider. We also will assess the increased SecurePay Fee during times when the Roll-up Period has expired.

Note: Once you establish your Benefit Election Date, you will no longer receive any additional value from the SecurePay R72 Benefit. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See "Beginning Your SecurePay Withdrawals." You should carefully weigh the advantages of the SecurePay R72 Benefit with the disadvantages of delaying taking SecurePay Withdrawals.

Special Note For Riders Purchased Before May 1, 2009: If you purchased your SecurePay rider before May 1, 2009, then if at any time before the Benefit Election Date we increase the Benefit Base to equal the SecurePay Anniversary Value, we will reset the Roll-up Period. This is true even if the previous Roll-up Period has expired. We will reset the Roll-up Period for an additional ten years, although any reset will end on the Benefit Election Date (or upon termination of the SecurePay Rider). (For hypothetical examples of the SecurePay rider issued before May 1, 2009, please see Appendix G and Appendix H in this prospectus.)

Example: Assume you purchase a Contract on December 1, 2008. If you do not establish the Benefit Election Date during the next 10 years, the Roll-up Period would expire on December 1, 2018. If, however, at any time during the Roll-up Period we increase the Benefit Base to equal the SecurePay Anniversary Value, the Roll-up Period will be reset. In this example, if the Roll-up Period is reset on December 1, 2012, the new Roll-up Period would expire on December 1, 2022. Similarly, if you have still not established the Benefit Election Date and the Benefit Base is again increased to equal the SecurePay Anniversary Value on December 1, 2025, we would once again reset the Roll-up Period to begin on December 1, 2025 and expire on December 1, 2035.

In this example, because there is no Roll-up Period between December 1, 2022 and December 1, 2025, we would not include the SecurePay Roll-up Value in the calculation of the Benefit Base during this time.

Calculating the Benefit Base On or After the Benefit Election Date

We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year's Annual Withdrawal Amount.

If you have selected the SecurePay R72 Benefit, we will not calculate the SecurePay Roll-up Value on or after the Benefit Election Date.

SecurePay Withdrawals

SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).

If your Benefit Base increases on a Contract Anniversary because the SecurePay Anniversary Value exceeds the Benefit Base on that date, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.

Important Consideration

•  SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.

  For example, assume your Maximum Withdrawal Percentage is 5.0% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 x .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.

We do not impose a Surrender Charge on any SecurePay Withdrawals.

Excess Withdrawals

During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.

An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.

(a)  If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal plus any applicable Surrender Charge.

(b)  If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal, plus any applicable Surrender Charge, bears to the Contract Value minus the SecurePay Withdrawal.

For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), your Contract Value is $110,000, and no Surrender Charges apply. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 SecurePay Withdrawal (which means you have exceeded your AWA by $1,000), we will consider $2,000 of that withdrawal to be SecurePay and $1,000 to be Excess. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).

However, if your Contract Value is $70,000 then rule (b) applies. We determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value less SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 ÷ ($70,000 – $2,000) = 1.4706%). We will then apply this same percentage to reduce your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)).

The examples above do not include the effect of any surrender charges that may be applicable.

We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage. We also will apply a Surrender Charge to the Excess Withdrawal, if a Surrender Charge would otherwise be applicable.

Reduction of Contract Value to Zero

If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay rider as follows:

•  We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;

•  we will establish an Annuity Commencement Date no earlier than the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and

•  we will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse.

Please note that we may accept different payment intervals. If you request a full surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, first, we will pay you a lump sum equal to such remaining AWA. We will then establish an Annuity Commencement Date, as described immediately above. As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Commencement Date is established as described above and that are in the form of SecurePay Withdrawals as partial surrenders. We intend to treat any amounts that you receive after the Annuity Commencement Date is established as described above and that are a settlement of the benefit under your SecurePay rider as annuity payments for tax purposes. See "TAXATION OF ANNUITIES IN GENERAL."

If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay rider. You will not be entitled to receive any further benefits under the SecurePay rider.

Required Minimum Distributions

If SecurePay is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See "QUALIFIED RETIREMENT PLANS."

After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay guarantees. In particular, if you provide us with written notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.

In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.

In general, under the SecurePay rider, you may withdraw the greater of (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.

Note: If you submit your Benefit Election Form before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay rider will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.

Benefit Available on Maximum Annuity Commencement Date (oldest Owner's or Annuitant's 95th birthday)

You must annuitize the Contract no later than the oldest Owner's or Annuitant's 95th birthday ("Maximum Annuity Commencement Date"). The SecurePay rider will terminate on the Annuity Commencement Date, whether or not you have begun your SecurePay Withdrawals.

If your SecurePay rider is in effect on the Maximum Annuity Commencement Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If you do not select an Annuity Option, your monthly annuity payments will be the greater of (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Commencement Date. For more information regarding Annuity Options, including Certain Period options, see ANNUITY PAYMENTS, Annuity Options.

SecurePay Fee

We deduct a fee for the SecurePay rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Day that occurs after each Valuation Period containing a Monthly Anniversary Day. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA. Accordingly, you must have transferred some assets from your DCA account to Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged.

The SecurePay Fee will vary depending on when you purchase the rider and whether or not you have selected an optional SecurePay feature.

SecurePay riders issued on or after October 1, 2011:
	Maximum	Current
Purchase of SecurePay rider at time of Contract Purchase .	0.95%	0.60%
Purchase of SecurePay rider under RightTime® option	0.95%	0.70%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase.	1.40%	1.00%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime® option	1.60%	1.10%
SecurePay riders issued on or after May 1, 2010 and before October 1, 2011:
	Maximum	Current
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.50%
Purchase of SecurePay rider under RightTime® option	0.95%	0.60%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase	1.40%	0.95%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime® option	1.60%	1.05%
SecurePay riders issued on or after May 1, 2009 and before May 1, 2010:
	Maximum	Current
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.50%
Purchase of SecurePay rider under RightTime® option	0.95%	0.60%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase	1.40%	0.90%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime® option	1.60%	1.00%
SecurePay riders issued before May 1, 2009:
	Maximum	Current*
SecurePay rider	0.95%	0.70%
SecurePay rider with SecurePay R72 Benefit	1.40%	0.90%
SecurePay rider with SecurePay GMAB	1.30%	0.85%
SecurePay rider with SecurePay R72 Benefit and SecurePay GMAB	1.70%	1.05%

*  The current SecurePay Fee may be lower for certain Owners who elected not to pay an increase in the fee that became effective on February 16, 2009.

We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above the maximum amounts listed in the tables above.

If we increase the SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. If you purchased the SecurePay R72 Benefit, we also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values. See "SecurePay R72 Benefit."

If you purchased a SecurePay rider before May 1, 2009 and you purchased the SecurePay GMAB, you also will not be permitted to "step-up" the GMAB Guaranteed Amount or repurchase the SecurePay GMAB following its termination if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional "step-ups" of the GMAB Guaranteed Amounts or repurchase the SecurePay GMAB following its termination. See Appendix F: The SecurePay GMAB (Not Available On or After May 1, 2009).

Terminating the SecurePay Rider

The SecurePay rider will terminate upon the earliest of:

•  termination of the SecurePay rider by the Owner (permitted after the SecurePay rider has been in effect for at least ten years);

•  full surrender or termination of the Contract;

•  changing your designation of a Covered Person or Persons on or after the Benefit Election Date;

•  the Annuity Commencement Date;

•  noncompliance with the Allocation Guidelines and Restrictions.

Deduction of the monthly fee for the SecurePay rider ceases upon termination. If purchased, the SecurePay R72 Benefit will terminate on the date the SecurePay rider terminates (if not sooner). See "Secure Pay R72 Benefit."

Spousal Continuation

If the Benefit Election indicates Single Life Coverage and the SecurePay rider terminates due to the death of the Covered Person following the Benefit Election Date and the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also exercise the RightTime® option immediately (if it is available at that time) and purchase a new SecurePay rider. We will waive the 5-year waiting period. The surviving spouse's benefit under the SecurePay rider will be subject to the terms and conditions of the rider in effect at that time. See "Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider."

If the SecurePay Benefit Election indicates Joint Life Coverage (see "Selecting Your Coverage Option"), and the surviving spouse elects to continue the Contract and the SecurePay rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage.

Reinstating the SecurePay Rider Within 30 Days of Termination

If your SecurePay rider terminated due to a Prohibited Allocation instruction (see "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits") and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.

Your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with our Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay Rider Effective Date, Benefit Base, AWA, SecurePay Fee and, if applicable, Maximum Withdrawal Percentage, as it had prior to termination. In addition, if you purchased the SecurePay R72 Benefit, we also will reinstate your SecurePay R72 Benefit. (And, if you purchased a SecurePay rider before May 1, 2009 and you selected the SecurePay GMAB, we also will reinstate your SecurePay GMAB.)

Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider

If your SecurePay rider has terminated, you may exercise the RightTime® option and purchase a new SecurePay rider before the Annuity Commencement Date if five years have passed since the termination of the prior SecurePay rider. We do not require a five-year waiting period, however, if your prior SecurePay rider terminated because of the death or change of a Covered Person during the Benefit Period.

If all the conditions to purchase a new SecurePay rider have been met, we will issue the rider upon our receipt of your written request to exercise the RightTime® option. The new rider will be subject to the terms and conditions of the SecurePay rider in effect at the time it is issued. This means:

•  The initial Benefit Base will be equal to the Contract Value as of the new Rider Effective Date.

•  We will impose the current SecurePay Fee in effect on the new Rider Effective Date.

If you have selected the SecurePay R72 Benefit with your new SecurePay rider, then when we calculate the AWA under the new SecurePay rider, we will base the Maximum Withdrawal Percentage on the age of the Owner (the younger Owner in the case of two Owners), as of the new rider's Benefit Election Date.

Please note you may only purchase a new SecurePay rider with the SecurePay R72 Benefit if this benefit was available on the date that you purchased the Contract.

Tax Consequences

Treatment of Civil Unions and Domestic Partners. The SecurePay rider's provisions relating to marital status are interpreted under applicable state law. For example, if the state law governing the SecurePay rider treats individuals who are in a bona fide civil union or a domestic partnership as married, or the parties to a valid same sex marriage as spouses, such treatment will be recognized under the rider. However, as described above in "Death Benefit-Continuation of the Contract by a Surviving Spouse," DOMA is the controlling law when determining whether individuals are married (or are spouses) for federal tax purposes and when interpreting certain provisions of the Contract to which the SecurePay rider is attached. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law and for purposes of the SecurePay rider, but whose marriage is not recognized by DOMA, will be required to take distributions from the Contract in the manner applicable to non-spouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the SecurePay rider benefit.

In addition, the SecurePay rider allows the surviving spouse of a deceased owner who continues the underlying Contract and becomes the new owner to purchase a new rider if the benefit is being offered at that time. This right is only available to an individual who was the spouse of the deceased owner within the meaning of DOMA.

An individual who is treated as a spouse for state law purposes, but not for DOMA, should not purchase the SecurePay rider before consulting legal and financial advisors, and carefully evaluating whether the SecurePay rider is suitable for her or his needs.

Other Tax Matters. For a discussion of other tax consequences specific to the SecurePay rider, please see TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Guaranteed Lifetime Withdrawal Benefits and QUALIFIED RETIREMENT PLANS, Guaranteed Lifetime Withdrawal Benefits.

PROTECTIVE INCOME MANAGER (patent pending) WITH RightTime® OPTION

The Protective Income Manager rider is not available with Contracts purchased before May 1, 2011.

In general, the Protective Income Manager rider guarantees the right to make withdrawals ("Protective Income Manager Withdrawals") each year even if your Contract Value is reduced to zero due to poor market performance, and provides fixed lifetime income payments for the life of any Covered Person ("Protected Lifetime Payments") beginning on the Maximum Annuity Commencement Date. Protective Income Manager is specifically designed for you to withdraw all your Contract Value systematically over a particular period of time.

•  If you purchased the rider before October 1, 2011, the rider is designed to distribute your Contract Value by the Maximum Annuity Commencement Date, which is the (older) Covered Person's 95th birthday, in annual amounts that may vary from year to year (the "Optimal Withdrawal Amount").

•  If you purchased the rider on or after October 1, 2011, the rider is designed to distribute your Contract Value by the (younger) Covered Person's 95th birthday in annual amounts that may vary from year to year (the "Optimal Withdrawal Amount").

  Note: The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Commencement Date (the older Covered Person's 95th birthday), a substantial amount of Contract Value will still be remaining and you will choose to apply this amount to an Annuity Option instead of the rider's Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its benefit. If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint life coverage will address your financial needs and be suitable for you. See "Selecting Your Coverage Option" below for factors to consider when discussing this with your advisor. Also see Appendix M for examples of joint life coverage when there is a significant age difference.

Under the Protective Income Manager rider, the Owner or Owner(s) may designate certain persons as "Covered Persons" under the Contract. See "Selecting Your Coverage Option." These Covered Persons will be eligible to make Protective Income Manager Withdrawals each Contract Year up to a specified amount during the life of the Covered Person(s). This amount is called the "Optimal Withdrawal Amount," and is calculated as a percentage of your Contract Value. Annual aggregate withdrawals that exceed the Optimal Withdrawal Amount may result in a reduction of rider benefits (and may even significantly reduce or eliminate such benefits) because we will recalculate the minimum guarantees associated with your Optimal Withdrawal Amount on the next Contract Anniversary. Protective Income Manager Withdrawals are guaranteed to be no lower than your initial Optimal Withdrawal Amount, even if your Contract Value falls to zero, if you do not take any withdrawals in excess of your Optimal Withdrawal Amount ("Excess Withdrawals").

You may purchase the Protective Income Manager rider when you purchase your Contract, or at a later date under our RightTime® option, provided the Covered Person (or both Covered Persons) are between ages 60 and 80 on the date the Protective Income Manager rider is issued (the "Rider Effective Date") and your Contract Value is at least $25,000 on that date if you purchase under the RightTime option.

The availability of the Protective Income Manager rider is subject to state approval. We will not issue the Protective Income Manager rider in a state until state approval is received. Please check with your sales representative regarding approval in your state. If you purchase your Contract on or after October 1, 2011, and the Protective Income Manager rider has not been approved in your state, and you later purchase the Protective Income Manager rider under the RightTime® option within 60 days of such approval, your Protective Income Manager fee will be the same as it would have been if you had purchased the Protective Income Manager rider when you purchased your Contract.

The Protective Income Manager rider does not guarantee Contract Value or the performance of any investment option.

Important Considerations

•  If you purchase the Protective Income Manager rider, your options for allocating Purchase Payments and Contract Value are restricted. See "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits."

•  If you purchase the Protective Income Manager rider, your death benefit will be the Return of Purchase Payments Death Benefit. The Maximum Anniversary Value Death Benefit is not available under the Protective Income Manager rider. If you selected the Maximum Anniversary Value Death Benefit when you purchased your Contract and you later purchase the Protective Income Manager rider under our RightTime® option, we will pay the Return of Purchase Payments Death Benefit at the time of an Owner's death. If the value of your Maximum Anniversary Value Death Benefit at the time you elect the Protective Income Manager rider is greater than the value of the Return of Purchase Payments Death Benefit at that time, then you will forfeit this excess. We will stop assessing the fee for the Maximum Anniversary Value Death Benefit when we issue the Protective Income Manager rider, but will not refund the fees you paid for the Maximum Anniversary Value Death Benefit before that date. (See "Death of a Covered Person.")

•  Any change in a Covered Person other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of fees.

•  Excess Withdrawals will cause a "reset" of the floor on your Optimal Withdrawal Amount (which is the lowest amount we guarantee your Optimal Withdrawal Amount will be each year) on the next Contract Anniversary. This may result in a substantially lower Optimal Withdrawal Amount in the future, which could significantly reduce or even eliminate the value of the Protective Income Manager rider. See "Determining Your Optimal Withdrawal Amount."

•  You will begin paying the Protective Income Manager fee as of the Rider Effective Date, even if you do not begin taking Protective Income Manager Withdrawals for many years.

•  You may not cancel the Protective Income Manager rider during the ten years following the Rider Effective Date.

•  We do not refund any Protective Income Manager fees if the rider terminates for any reason or if you choose not to take Protective Income Manager Withdrawals.

•  The automatic purchase payment plan and partial automatic withdrawal plan are not available if you purchase the Protective Income Manager rider. If you select the Protective Income Manager rider under our RightTime® Option, on the Rider Effective Date we will cancel any existing automatic purchase payment plan or partial automatic withdrawal plan that you have established.

•  The Protective Income Manager rider may not be available in all states, and we may otherwise limit its availability.

The ways to purchase the Protective Income Manager rider, conditions for continuation of the benefit, process for beginning Protective Income Manager Withdrawals, and the manner in which your Optimal Withdrawal Amount is calculated are discussed below.

You should not purchase the Protective Income Manager rider if:

•  you expect to take Excess Withdrawals because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit (see "Excess Withdrawals");

•  you are primarily interested in maximizing the Contract's potential for long-term accumulation rather than systematically withdrawing all of your Contract Value over time;

•  it is important for you to leave a death benefit for your heirs;

•  there is a significant age disparity between the two Covered Persons; or

•  you do not expect to take Protective Income Manager Withdrawals (especially before the age of 95).

Appendix I demonstrates the operation of the Protective Income Manager rider using hypothetical examples. You should review Appendix I and consult your sales representative to discuss whether the Protective Income Manager rider suits your needs.

Purchasing Protective Income Manager

You may purchase the Contract and the Protective Income Manager rider if your initial Purchase Payment is at least $25,000. If your initial Purchase Payment is funded, in whole or in part, by the exchange of another annuity contract or contracts, the aggregate value of your Purchase Payments within the first 120 days following the Contract Effective Date must be equal to or greater than $25,000. If the total of your Purchase Payments is less than $25,000 at the end of the Valuation Period on the 120th day following the Contract Effective Date, we will terminate Protective Income Manager and credit to your account all Protective Income Manager fees previously deducted from your Contract Value. In addition, if we terminate your Protective Income Manager, any withdrawals that you took under Protective Income Manager during the initial 120 day period will be treated as Contract withdrawals.

If the rider is still available for sale, you may instead exercise the RightTime® option to add it to your Contract any time before the Annuity Commencement Date so long as your Contract Value on the Rider Effective Date is at least $25,000 and you meet the age requirements. If you purchase the rider under the RightTime® option, the rider will be subject to the terms and conditions of the Protective Income Manager rider in effect at the time it is issued.

A Covered Person must be the Annuitant under the Contract. In addition, the Covered Person (or both Covered Persons) must be a living person between ages 60 and 80 on the Rider Effective Date, and must be either an Owner of the Contract or the spouse of the sole Owner, if the spouse is the sole Primary Beneficiary. If any Owner is a corporation, partnership, company, trust, or other "non-natural person," the Annuitant must be the sole Covered Person.

Important Considerations

The timing of the Protective Income Manager rider purchase may have a significant impact on the minimum Optimal Withdrawal Amount guarantee under the rider:

•  For example, there are certain advantages to purchasing the Protective Income Manager rider early. Foremost, the rider is designed for you to receive income over the long term through periodic withdrawals. In addition, the amount you can withdraw each Contract Year under the rider will never drop below your initial Optimal Withdrawal Amount, which is calculated as a percentage of your Contract Value on the Rider Effective Date (so long as you do not take an Excess Withdrawal, which would result in a recalculation of your minimum Optimal Withdrawal Amount based on your current Contract Value). This means if you purchase the Protective Income Manager rider at issue, or early on under the RightTime® option, then you will "lock in" a minimum Optimal Withdrawal Amount that will not decrease even if there is a future downturn in Sub-Account performance.

•  On the other hand, if you wait to purchase the Protective Income Manager rider, you may be able to lock in a higher minimum Optimal Withdrawal Amount if Sub-Account performance has been favorable and your Contract Value has increased. In addition, the minimum Optimal Withdrawal Amount may be higher the closer you are to a Covered Person's 95th birthday when you elect the rider (assuming Sub-Account performance has not significantly decreased since the Contract Effective Date) as the rider is designed for you to withdraw a greater proportion of Contract Value over time.

•  You also should consider:

•  If you purchase the Protective Income Manager rider when you purchase the Contract, the annual Protective Income Manager fee is currently 0.10% lower than if you exercise the RightTime® option to purchase the Protective Income Manager rider after that date. The Protective Income Manager fee for new purchasers and the difference between the fee for the rider purchased at Contract issue and under the RightTime® option may change.

•  But, if you purchase the Protective Income Manager rider too early, you may pay the Protective Income Manager fee for a longer period than is necessary. Additionally, beginning on the Rider Effective Date, your death benefit will be the Return of Purchase Payments Death Benefit (the Maximum Anniversary Value Death Benefit will not be available) and you must comply with our Allocation Guidelines and Restrictions.

Please consult your sales representative to discuss the appropriate time for you to purchase the Protective Income Manager rider.

Selecting Your Coverage Option

If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate at the time you purchase the rider whether there will be one or two Covered Persons.

Please pay careful attention to this designation, as it will impact the Protective Income Manager Payment Factor and whether the Optimal Withdrawal Amount will continue to be available for the life of the surviving spouse.

The various coverage options are illustrated in the following table:

	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. Protective Income Manager rider expires upon death of Covered Person.	N/A

Single Owner/Spouse Beneficiary	Covered Person is the Owner. Protective Income Manager rider expires upon death of Covered Person.	Both are Covered Persons. Protective Income Manager rider expires upon death of last surviving Covered Person.

Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. Protective Income Manager rider expires upon the death of the Covered Person.	N/A

Joint Owner/Spouse 2nd Owner	Covered Person is older Owner. Protective Income Manager rider expires upon death of Covered Person.	Both are Covered Persons. Protective Income Manager rider expires upon death of last surviving Covered Person.

Note:  A change of Covered Persons will cause the Protective Income Manager rider to terminate and any scheduled Protective Income Manager Withdrawals to cease. If you remove a Covered Person (which may occur, for example, if you remove a spouse Beneficiary or add additional Primary Beneficiaries or change the Annuitant), or if you add a Covered Person (which may occur, for example, if you add a spouse as a sole Primary Beneficiary), then this would constitute a change of Covered Persons. In addition, whether a spouse continues the Contract could affect the rights and benefits under the Protective Income Manager rider and could have tax consequences. (See "Tax Consequences — Treatment of Civil Unions and Domestic Partners.")

Important Note on Joint Life Coverage: The version of the rider issued on or after October 1, 2011 is designed to distribute all of your Contract Value by the younger Covered Person's 95th birthday. The rider may not operate as designed if joint life coverage is selected and there is a significant age difference between the two Covered Persons. In that event, it is likely that on the Maximum Annuity Commencement Date (the older Covered Person's 95th birthday), a substantial amount of Contract Value will still be remaining and you will choose to apply this amount to an Annuity Option instead of the rider's Protected Lifetime Payment Annuity Option. If so, you will have paid for the rider without receiving its benefit. See "Determining Your Optimal "Protected Lifetime Payments Available on Maximum Annuity Commencement Date (Oldest Owner's or Annuitant's 95th Birthday)."

Factors for you, your spouse, and your financial advisor to consider before purchasing joint life coverage under the rider include:

•  Your expectations as to Separate Account performance between now and the Maximum Annuity Commencement Date. Please see Appendix M for examples demonstrating how negative, flat, and positive market performance may influence the payment of lifetime income under the rider when there is a significant age difference between Covered Persons.

•  The age difference between you and your spouse. As the age difference increases (particularly when there is more than ten years between you), the more likely it is that the rider will not distribute all of your Contract Value and then make Protected Lifetime Payments.

•  The age and health of the older Covered Person. If the older Covered Person does not live to age 95, then the Contract Value will be distributed by the surviving Covered Person's 95th birthday, at which time Protected Lifetime Payments under the rider will begin. You may also want to consider the sex of the older Covered Person, as females are more likely to live to age 95 than are males.

•  Whether the Contract was purchased for use in connection with a Qualified Contract owned by the younger spouse. If the younger spouse is the sole Owner under the Contract, then there may be a desire for the older spouse to receive Protected Lifetime Payments under the rider in the event of the younger spouse's death. You should discuss these payments as well as the payments you might receive under other Annuity Options under your Contract.

If there is a significant age disparity between you and your spouse, then joint life coverage under the rider may not be appropriate for you. You should discuss this with your financial advisor to ascertain if joint coverage under the Protective Income Manager rider will address your financial needs and be suitable for you.

Allocation Guidelines and Restrictions

In order to maintain the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the Protective Income Manager rider. Please see "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits."

Determining Your Optimal Withdrawal Amount

The Optimal Withdrawal Amount is the maximum amount that you may withdraw from your Contract Value each Contract Year without reducing or eliminating the benefits under the Protective Income Manager rider. We calculate your Optimal Withdrawal Amount each year by multiplying your Contract Value by the "Protective Income Manager Payment Factor." This factor, described in more detail below, depends upon when you purchased your rider.

If you purchased your rider before October 1, 2011, the factor is based on:

•  the age of the (younger) Covered Person on the Rider Effective Date; and

•  the number of years remaining until the Maximum Annuity Commencement Date.

If you purchased your rider on or after October 1, 2011, the factor is based on:

•  the age of the (younger) Covered Person on the Rider Effective Date; and

•  the age of the (younger) Covered Person on the date we calculate the Optimal Withdrawal Amount.

Note: So long as you never take an Excess Withdrawal (described below), the amount you may withdraw from your Contract Value each year will never be less than your initial Optimal Withdrawal Amount.

1.  We determine your initial Optimal Withdrawal Amount as of the Rider Effective Date by multiplying the "Protective Income Manager Payment Factor" (described below) by your Contract Value on that date.

  For example, assume there is one Covered Person under the Protective Income Manager rider, a 75-year old who has made an initial Purchase Payment of $100,000. As provided in the Single Life Coverage table in Appendix J, the Protective Income Manager Payment Factor is 0.06661 (because she is 75). We determine the initial Optimal Withdrawal Amount by multiplying the Protective Income Manager

Payment Factor by the Contract Value. Therefore, the initial Optimal Withdrawal Amount is $6,661 (0.06661 x $100,000).

  If you purchase the Protective Income Manager rider at the time you purchase the Contract and we receive an additional Purchase Payment within the first 120 days, then we will recalculate your initial Optimal Withdrawal Amount on the 120th day following the Contract Effective Date to equal the Protective Income Manager Payment Factor as of the Contract Effective Date multiplied by the total aggregate Purchase Payments received, less any partial surrenders made, during the 120-day period (including your initial Purchase Payment). If the 120th day is not a Valuation Day, then we will make this calculation on the next Valuation Day. We will consider this to be your initial Optimal Withdrawal Amount for purposes of calculating future Optimal Withdrawal Amount amounts.

2.  We recalculate your Optimal Withdrawal Amount on each subsequent Contract Anniversary prior to the Annuity Commencement Date by multiplying the Protective Income Manager Payment Factor by your Contract Value on that anniversary.

  Your Optimal Withdrawal Amount for any Contract Year can not be more than 110% of your Optimal Withdrawal Amount for the prior Contract Year. In addition, unless you have taken an Excess Withdrawal (which would result in a Reset of the Optimal Withdrawal Amount, as described below), we guarantee that your Optimal Withdrawal Amount will always be at least the greater of:

  a.  90% of your Optimal Withdrawal Amount for the prior Contract Year; or

  b.  Your initial Optimal Withdrawal Amount.

  For example, assume that the Covered Person described above did not take an Excess Withdrawal during her first Contract Year, and that her Contract Value on the first Contract Anniversary is $95,684. We determine the Optimal Withdrawal Amount on each Contract Anniversary by multiplying the Protective Income Manager Payment Factor by the Contract Value on that anniversary, subject to the minimum and maximum limits described above. Therefore, we first calculate the Optimal Withdrawal Amount as the Protective Income Manager Payment Factor at attained age 76 (while also taking into account her age 75 on the Rider Effective Date, since she did not take an Excess Withdrawal) times the Contract Value, or $6,614 (0.06912 x $95,684). Because this amount is less than her initial Optimal Withdrawal Amount but not more than 110% of that amount, her Optimal Withdrawal Amount will remain at $6,661 for the second Contract Year.

Note: The Optimal Withdrawal Amount is not cumulative. If you choose to withdraw only a part of, or none of, your Optimal Withdrawal Amount in any given Contract Year, you should understand that you cannot carry over any unused Optimal Withdrawal Amount to any future Contract Years.

Increase in Protective Income Manager Fee.  If you elect not to pay an increase in your Protective Income Manager Fee, then we will "lock in" your current Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase due to an Excess Withdrawal. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year. You should carefully consider whether or not it is in your best interest to decline an increase in the Protective Income Manager fee. See "Protective Income Manager Fee."

The Protective Income Manager Payment Factor.  The manner in which we calculate the Protective Income Manager Payment Factor depends upon when you purchased the rider.

•  If you purchased the rider on or after October 1, 2011, we determine the Protective Income Manager Payment Factor based upon the age of the (younger) Covered Person on the Rider Effective Date, as well as that person's attained age on the date we calculate the Optimal Withdrawal Amount. On each Contract Anniversary when we recalculate your Optimal Withdrawal Amount, we will use a new Protective Income

Manager Payment Factor based upon the current attained age of the (younger) Covered Person at that time, but the Protective Income Manager Payment Factor will still continue to be based on the age of the (younger) Covered Person on the Rider Effective Date unless there has been a Reset (discussed below). If you take no Excess Withdrawals, the Protective Income Manager Payment Factor increases each year as the (younger) Covered Person's age increases. Because the Protective Income Manager is designed for you to withdraw a greater proportion of Contract Value over time, the Optimal Withdrawal Amount tends to increase over time (assuming Sub-Account performance has not significantly decreased since the Contract Effective Date). The Protective Income Manager Payment Factors are set forth in Appendix J for Single Life Coverage and Joint Life Coverage.

•  If you purchased the rider before October 1, 2011, we determine the Protective Income Manager Payment Factor based upon the number of years remaining until the Maximum Annuity Commencement Date and the age of the (younger) Covered Person on the Rider Effective Date. On each Contract Anniversary when we recalculate your Optimal Withdrawal Amount, we will use a new Protective Income Manager Payment Factor based upon the current number of years remaining until the Maximum Annuity Commencement Date; however, the Protective Income Manager Payment Factor will continue to be based on the age of the (younger) Covered Person on the Rider Effective Date unless there has been a Reset (discussed below). If you take no Excess Withdrawals, the Protective Income Manager Payment Factor increases as the length of time to the Maximum Annuity Commencement Date decreases. Because the Protective Income Manager is designed for you to withdraw a greater proportion of Contract Value over time, the Optimal Withdrawal Amount tends to increase over time (assuming Sub-Account performance has not significantly decreased since the Contract Effective Date). The Protective Income Manager Payment Factors are set forth in Appendix J for Single Life Coverage and Joint Life Coverage.

Reset of the Minimum Optimal Withdrawal Amount. If you take an Excess Withdrawal, the next Contract Anniversary will be a Reset Date. On that date we will Reset the "floor" for all future Optimal Withdrawal Amounts following the Reset Date. This floor is the lowest amount we guarantee your Optimal Withdrawal Amount will be each year, as follows:

Your Optimal Withdrawal Amount on each Contract Anniversary following the Reset Date will be the lesser of:

a.  Your initial Optimal Withdrawal Amount; or

b.  Your Optimal Withdrawal Amount as of the Reset Date.

Note: This means we will no longer guarantee that your Optimal Withdrawal Amount will never be lower than your initial Optimal Withdrawal Amount.

In addition, on a Reset Date, we will use a new Protective Income Manager Payment Factor to calculate your Optimal Withdrawal Amount on that date. For riders issued on or after October 1, 2011 this will be based solely on the attained age of the (younger) Covered Person on the Reset Date (provided you have not declined an increase in the Protective Income Manager fee, as discussed above). For riders issued before October 1, 2011, this will be based on the current number of years remaining until the Maximum Annuity Commencement Date, and the age of the younger covered person on the Reset Date (provided you have not declined an increase in the Protective Income Manager fee, as discussed above). For either version, this will result in a lower Protective Income Manager Payment Factor. For future Optimal Withdrawal Amount calculations, we will continue to base the Protective Income Manager Payment Factor on the age of the (younger) Covered Person on the Reset Date (until the next Reset Date, if any), and, for riders issued on or after October 1, 2011, as well as on that person's attained age on the date we calculate the Optimal Withdrawal Amount.

For example, assume there is one Covered Person under the Protective Income Manager rider who was 60 on the Rider Effective Date, with an initial Optimal Withdrawal Amount of $6,852 ($6,852 = 0.05152 x $133,000). Further assume that he takes an Excess Withdrawal five years later. On the next Contract Anniversary, he is 65, and his Contract Value is $100,000. On that anniversary, we will calculate his Optimal Withdrawal Amount by multiplying the Protective Income Manager Payment Factor at age 65 by the Contract Value, or $5,406 (0.05406 x $100,000). We will reset his minimum Optimal Withdrawal Amount for all future years to equal the lesser of his initial Optimal

Withdrawal Amount ($6,852) or the Optimal Withdrawal Amount on the Reset Date ($5,406). Therefore, his new minimum Optimal Withdrawal Amount is $5,406.

Note: If you take an Excess Withdrawal, your Optimal Withdrawal Amount as of the Reset Date may be substantially lower than your initial Optimal Withdrawal Amount, which would mean a significant reduction in the Optimal Withdrawal Amount available to you on and after a Reset Date. You should carefully consider whether or not it is in your best interest to take an Excess Withdrawal.

Beginning Your Protective Income Manager Withdrawals

All Contract withdrawals taken on and after the Rider Effective Date are considered either Protective Income Manager Withdrawals or Excess Withdrawals.

•  Protective Income Manager Withdrawals are aggregate withdrawals you make from your Contract Value each Contract Year that do not exceed your Optimal Withdrawal Amount.

•  An Excess Withdrawal is any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Optimal Withdrawal Amount.

At any time prior to the Annuity Commencement Date, you may request Protective Income Manager Withdrawals individually or instruct us to send you specific Protective Income Manager Withdrawal amounts periodically by submitting to us a request that includes all of the information necessary for us to complete your request.

Note: The Protective Income Manager rider is designed for you to take Protective Income Manager Withdrawals each Contract Year. If all your withdrawals on and after the Rider Effective Date are Protective Income Manager Withdrawals, your Optimal Withdrawal Amount will never decrease below your initial Optimal Withdrawal Amount and you may continue to withdraw that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).

The Protective Income Manager rider is designed for you to receive income. If you delay taking Protective Income Manager Withdrawals, you may shorten the period during which you may take such withdrawals due to life expectancy, so you may be paying for a benefit you are not using. Please consult your sales representative regarding the appropriate time for you to begin taking Protective Income Manager Withdrawals.

Important Considerations

•  All withdrawals, including Protective Income Manager Withdrawals, reduce your Contract Value and death benefit. Surrender charges and federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner reaches age 59 1/2. See "Charges and Deductions, Surrender Charge" and "TAXATION OF ANNUITIES IN GENERAL, Taxation of Partial and Full Surrenders."

•  All withdrawals, including Protective Income Manager Withdrawals, count towards the penalty-free withdrawal amount under the Contract. However, we do not assess a surrender charge on Protective Income Manager Withdrawals, even when surrender charges would otherwise apply. See "Charges and Deductions, Surrender Charge." Protective Income Manager Withdrawals are not subject to the minimum Contract Value limitation. See "Surrender and Partial Surrenders, Partial Surrender."

Excess Withdrawals

An Excess Withdrawal is any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Optimal Withdrawal Amount. We will not recalculate your Optimal Withdrawal Amount until the next Contract Anniversary, so any subsequent withdrawal you request that Contract Year is also an Excess Withdrawal. A withdrawal that causes the aggregate withdrawals for that Contract Year to exceed the Optimal Withdrawal Amount may include amounts that qualify as a Protective Income Manager Withdrawal as well as amounts that are deemed an Excess Withdrawal.

If you have instructed us to send you all or a portion of the Optimal Withdrawal Amount periodically, an Excess Withdrawal automatically terminates these periodic withdrawals. You may resume periodic Protective Income Manager Withdrawals beginning on the next Contract Anniversary based on the recalculated Optimal Withdrawal Amount by sending us Written Notice.

Excess withdrawals reduce your Contract Value and death benefit. Excess Withdrawals are subject to surrender charges and count towards the penalty-free withdrawal amount under the Contract, and federal and state income taxes may apply. Excess Withdrawals are subject to the minimum Contract Value limitation. See "Charges and Deductions, Surrender Charge," "Surrender and Partial Surrenders, Partial Surrender," and "TAXATION OF ANNUITIES IN GENERAL, Taxation of Partial and Full Surrenders."

Note: An Excess Withdrawal will cause a Reset on the next Contract Anniversary. This may result in a substantially lower Optimal Withdrawal Amount in the future, which could significantly reduce or even eliminate the value of the Protective Income Manager rider. See "Determining Your Optimal Withdrawal Amount." You should not purchase the Protective Income Manager rider if you intend to take Excess Withdrawals.

If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the Protective Income Manager rider. You will not be entitled to receive any further benefits under the Protective Income Manager rider.

Required Minimum Distributions

If the Protective Income Manager rider is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The Protective Income Manager rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See "Qualified Retirement Plans."

We permit withdrawals from a Qualified Contract that exceed the Optimal Withdrawal Amount in order to satisfy the RMD for the Qualified Contract without compromising the Protective Income Manager guarantee. In particular, if you provide us with written notice of an RMD at the time you request a Protective Income Manager Withdrawal from your Qualified Contract, we will compute an amount that is treated under the Protective Income Manager rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the Protective Income Manager rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a Protective Income Manager Withdrawal, the entire amount by which the withdrawal exceeds any remaining Optimal Withdrawal Amount for the Contract Year will reduce the amount of your future Optimal Withdrawal Amount and could reduce or eliminate the benefit under the Protective Income Manager rider.

In the future, we may institute certain procedures, including requiring that the RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the Optimal Withdrawal Amount for the corresponding Contract Year.

In general, under the Protective Income Manager rider, you may withdraw the greater of (i) your Optimal Withdrawal Amount for a Contract Year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your Contract Year.

Note: If you begin taking Protective Income Manager Withdrawals before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum Protective Income Manager Withdrawal for the Contract Year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the Protective Income Manager rider will be the greater of your first RMD or Optimal Withdrawal Amount plus the greater of your second RMD or Optimal Withdrawal Amount minus your actual withdrawals in the previous Contract Year. Thereafter, the maximum allowed is the greater of the Optimal Withdrawal Amount or the RMD determined as of the preceding December 31st.

Reduction of Contract Value to Zero

If your Contract Value is reduced to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal, we will terminate your rider and settle the benefit under your Protective Income Manager rider as follows:

•  We will pay your remaining Optimal Withdrawal Amount in accordance with your instructions until the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero;

•  We will establish an Annuity Commencement Date that is the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero;

•  We will continue to recalculate your Optimal Withdrawal Amount on each Contract Anniversary until the earlier of the death of the Covered Person (or last surviving Covered Person if Joint Life Coverage was selected) or the Maximum Annuity Commencement Date. As described above under "Determining your Optimal Withdrawal Amount," your Optimal Withdrawal Amount on each Contract Anniversary is equal to your Contract Value multiplied by the Protective Income Manager Payment Factor, and will always be at least the greater of: (a) 90% of your Optimal Withdrawal Amount for the prior Contract Year; or (b) your initial Optimal Withdrawal Amount (or your Optimal Withdrawal Amount as of the most recent Reset Date, if applicable). Because your Contract Value will be zero, this means your Optimal Withdrawal Amount will decrease by 10% each Contract Year, but will never drop below your initial Optimal Withdrawal Amount (or your Optimal Withdrawal Amount as of the most recent Reset Date, if applicable).

•  If a Covered Person (or last surviving Covered Person if Joint Life Coverage was selected) is alive on the Maximum Annuity Commencement Date, then you will begin receiving Protected Lifetime Payments as described below under "Protected Lifetime Payments Available on Maximum Annuity Commencement Date (Oldest Owner's or Annuitant's 95th Birthday)."

•  If Single Life Coverage was selected and the Covered Person dies, no further payments (i.e., the Optimal Withdrawal Amount or the Protected Lifetime Payment Amount, as applicable) are payable. If Joint Life Coverage was selected and one Covered Person dies, the remaining payments (i.e., the Optimal Withdrawal Amount or the Protected Lifetime Payment Amount, as applicable) will be made at least as rapidly as they were made prior to the death of the first Covered Person.

If you request a full surrender and your Contract Value at the time of the request is less than your remaining Optimal Withdrawal Amount for that Contract Year, first, we will pay you a lump sum equal to such remaining Optimal Withdrawal Amount. As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive after the Contract Value is reduced to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal as annuity payments for tax purposes. See "TAXATION OF ANNUITIES IN GENERAL."

If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the Protective Income Manager rider. You will not be entitled to receive any further benefits under the Protective Income Manager rider.

Protected Lifetime Payments Available on Maximum Annuity Commencement Date (Oldest Owner's or Annuitant's 95th Birthday)

The Protective Income Manager rider will terminate on the Annuity Commencement Date, whether or not you have begun your Protective Income Manager Withdrawals. You must annuitize the Contract no later than the Maximum Annuity Commencement Date.

If your Protective Income Manager rider is in effect on the Maximum Annuity Commencement Date, then you may select one of the Annuity Options available to you under your Contract (see "ANNUITY PAYMENTS, Annuity Options") or the Protective Income Manager rider's Protected Lifetime Payment Annuity Option. This option provides fixed monthly annuity payments for the life of the Covered Person (or last surviving Covered Person if Joint Life Coverage was selected), as follows:

1.  If no Reset Date has occurred under the Protective Income Manager rider, then each Protected Lifetime Payment will be equal to your initial Optimal Withdrawal Amount divided by 12.

2.  If any Reset Date has occurred under the Protective Income Manager rider because you have taken one or more Excess Withdrawals, then each Protected Lifetime Payment will be equal to the lesser of: (a) your initial Optimal Withdrawal Amount, divided by 12; or (b) the Optimal Withdrawal Amount calculated on the most recent Reset Date, divided by 12.

If you do not select an Annuity Option, your monthly annuity payments will be the greater of (i) the Protected Lifetime Payments described above; or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Commencement Date. For more information regarding Annuity Options, including Certain Period options, see "ANNUITY PAYMENTS, Annuity Options."

Important Considerations. Please consult your financial adviser to discuss whether to elect the rider's Protected Lifetime Payment Annuity Option or one of the Annuity Options available on the Maximum Annuity Commencement Date. Among other things, you should consider the amount of the payments you would receive under each available option, your tax situation, whether you want variable or fixed payments, your need for income over the life of one or two individuals, and whether you desire to leave any benefit to your Beneficiary(ies).

Death of a Covered Person Before the Annuity Commencement Date

If there is one Covered Person and he or she dies before the Annuity Commencement Date, the Protective Income Manager rider terminates upon the Covered Person's death. If there are two Covered Persons and one dies before the Annuity Commencement Date, we will continue the Contract and the Protective Income Manager rider and continue to calculate the Optimal Withdrawal Amount as if no death had occurred so long as the Contract is not terminated by the surviving spouse. See "Death Benefit."

If you purchase the Protective Income Manager rider, your death benefit under the Contract will be the Return of Purchase Payments Death Benefit. The Maximum Anniversary Value Death Benefit is not available under the Protective Income Manager rider. If you selected the Maximum Anniversary Value Death Benefit when you purchased your Contract and you later purchase the Protective Income Manager rider under our RightTime® option, we will pay the Return of Purchase Payments Death Benefit at the time of an Owner's death. If the value of your Maximum Anniversary Value Death Benefit at the time you elect the Protective Income Manager rider is greater than the value of the Return of Purchase Payments Death Benefit at that time, then you will forfeit this excess. We will stop assessing the fee for the Maximum Anniversary Value Death Benefit when we issue the Protective Income Manager rider, but will not refund the fees you paid for the Maximum Anniversary Value Death Benefit before that date.

Protective Income Manager Fee

We deduct a monthly fee for the Protective Income Manager rider that compensates us for the costs and risks we assume in providing this benefit. The percentage is currently 1.00% (on an annual basis) if you purchase the rider at the time you purchase the Contract and 1.10% (on an annual basis) if you purchase the rider under our RightTime® option. We calculate this fee as a percentage of the greatest of:

a)  the Contract Value on the fee calculation date;

b)  the Contract Value on the later of the Rider Effective Date or the most recent Reset Date; or

c)  if the rider is purchased on the Contract Effective Date, the sum of all Purchase Payments made within the first 120 days following the Contract Effective Date (this does not apply to fee calculations occurring during the 120-day period).

Beginning with the month following the Rider Effective Date and continuing monthly through the Annuity Commencement Date, we calculate the monthly Protective Income Manager fee as of each Valuation Period containing a Monthly Anniversary Day. We deduct the fee on the Valuation Day that occurs after the Valuation Period during which it was calculated. We deduct the Protective Income Manager fee from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA. Accordingly, you must have transferred some assets from your DCA account to one or more Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged. We treat the deduction of the monthly fee as a partial surrender, but we will not reduce any penalty-free surrender amount available under the Contract, and we will not treat the deduction as an Excess Withdrawal under the rider.

We reserve the right to increase the Protective Income Manager fee, but it will never exceed 2.20% (if purchased under our RightTime® option) or 2.00% (if purchased at time of Contract issue) on an annual basis. If we increase the Protective Income Manager fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your Protective Income Manager fee. We must receive your Written Notice declining the increase before the end of the Valuation Period during which the new Protective Income Manager fee becomes effective. If you elect not to pay an increase in your Protective Income Manager Fee, then we will "lock in" your most recent Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year. You should carefully consider whether or not it is in your best interest to decline an increase in the Protective Income Manager fee.

Terminating the Protective Income Manager Rider

We will terminate the Protective Income Manager rider upon the earliest of:

•  the Valuation Date you terminate the Protective Income Manager rider (permitted after the Protective Income Manager rider has been in effect for at least ten years);

•  the Valuation Date the Contract is surrendered or terminated;

•  the Valuation Date your Contract Value reduces to zero due to an Excess Withdrawal;

•  the Valuation Date your Contract Value reduces to zero due to poor Sub-Account performance, the deduction of fees, and/or a Protective Income Manager Withdrawal (subject to our obligation to make monthly payments to you, as set forth above under "Reduction of Contract Value to Zero");

•  the Valuation Date we receive instructions from you that results in a change in Covered Person(s);

•  for a Protective Income Manager rider with one Covered Person, the date of the Covered Person's death before the Annuity Commencement Date (even if the surviving spouse of the deceased Covered Person elects to continue the Contract);

•  for a Protective Income Manager rider with two Covered Persons, the date of death of the last surviving Covered Person before the Annuity Commencement Date;

•  the Annuity Commencement Date (subject to any obligation we may have to make Protected Lifetime Payments to you, as set forth above under "Protected Lifetime Payments Available on Maximum Annuity Commencement Date (Oldest Owner's or Annuitant's 95th Birthday)"); or

•  the Valuation Date there is noncompliance with our Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits.

Deduction of the monthly fee for the Protective Income Manager rider ceases upon termination. We will not refund the Protective Income Manager fees you have paid if the Protective Income Manager rider terminates for any reason. If the Protective Income Manager rider terminates, you may not reinstate it or purchase a new rider except as described below under "Reinstating the Protective Income Manager rider within 30 Days of Termination."

Reinstating the Protective Income Manager rider within 30 Days of Termination

If your Protective Income Manager rider terminated due to a Prohibited Allocation instruction (see "Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits"), you may request that we reinstate the rider.

Your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value and/or resume portfolio rebalancing in accordance with our Allocation Guidelines and Restrictions for Guaranteed Lifetime Withdrawal Benefits. We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same Rider Effective Date, Optimal Withdrawal Amount, and Protective Income Manager fee as it had prior to termination. We will deduct any fees and make any other adjustments that were scheduled during the period of termination so that after the reinstatement, the Protective Income Manager rider will be as though the termination never occurred.

Tax Consequences

Treatment of Civil Unions and Domestic Partners. The Protective Income Manager rider's provisions relating to marital status are interpreted under applicable state law. For example, if the state law governing the Protective Income Manager rider treats individuals who are in a bona fide civil union or a domestic partnership as married, or the parties to a valid same sex marriage as spouses, such treatment will be recognized under the rider. As described above in "Death Benefit — Continuation of the Contract by a Surviving Spouse", however, DOMA is the controlling law when determining whether individuals are married (or are spouses) for federal tax purposes and when interpreting certain provisions of the Contract to which the Protective Income Manager rider is attached. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law and for purposes of the Protective Income Manager rider, but whose marriage is not recognized by DOMA, will be required to take distributions from the Contract in the manner applicable to nonspouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the Protective Income Manager rider benefit.

An individual who is treated as a spouse for state law purposes, but not for DOMA, should not purchase the Protective Income Manager rider before consulting legal and financial advisors, and carefully evaluating whether the Protective Income Manager rider is suitable for her or his needs.

Other Tax Matters. For a general discussion of tax consequences specific to the Protective Income Manager rider, see "TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of Guaranteed Lifetime Withdrawal Benefits and QUALIFIED RETIREMENT PLANS, Guaranteed Lifetime Withdrawal Benefits."

ALLOCATION GUIDELINES AND RESTRICTIONS FOR GUARANTEED LIFETIME WITHDRAWAL BENEFITS

In order to maintain the SecurePay rider or the Protective Income Manager rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under these riders.

Specifically, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below); (2) allocate all of your Purchase Payments and

Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below); or (3) allocate a portion of your Purchase Payments and Contract Value in accordance with one of the three Benefit Allocation Model Portfolios and the remaining portion of your Purchase Payments and Contract Value in any manner you choose, provided your overall allocation is consistent with the Allocation by Investment Category guidelines. You may also allocate your Purchase Payments to the dollar cost averaging ("DCA") Fixed Account(s), provided that transfers from the DCA Fixed Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above. If you select the Protective Income Manager rider you also must participate in the Allocation Adjustment.

Allocation by Investment Category. The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of the three categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay rider or the Protective Income Manager rider (unless you are fully invested in a Benefit Allocation Model, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.

These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.

NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.

Allocation by Investment Category

Category 1

Minimum Allocation: 35%

Maximum Allocation: 100%

Fidelity VIP Investment Grade Bond	PIMCO VIT Long-Term US Government

Franklin US Government	PIMCO VIT Low Duration

Lord Abbett Bond Debenture	PIMCO VIT Real Return

MFS Research Bond	PIMCO VIT Short-Term

Oppenheimer Money Fund	PIMCO VIT Total Return

Oppenheimer Global Strategic Income	Invesco V.I. Government Securities

Category 2

Minimum Allocation: 0%

Maximum Allocation: 65%

Fidelity VIP Freedom Fund 2015*	Lord Abbett Growth and Income

Franklin Income	Lord Abbett Classic Stock

MFS Total Return	MFS Investors Growth

Fidelity VIP Equity Income*	MFS Investors Trust

Fidelity VIP Freedom Funds 2020*	MFS Value

Fidelity VIP Index 500	Mutual Shares

Franklin Rising Dividends	Oppenheimer Main Street

Goldman Sachs Strategic Growth	Templeton Global Bond

Goldman Sachs Large Cap Value	Invesco Van Kampen V.I. Comstock

Goldman Sachs Structured US Equity*	Invesco Van Kampen V.I. Growth and Income

Lord Abbett Capital Structure	Invesco Van Kampen V.I. Equity & Income

MFS Growth

Category 3

Minimum Allocation: 0%

Maximum Allocation: 30%

Fidelity VIP Contrafund	MFS New Discovery

Fidelity VIP Growth*	MFS Research

Fidelity VIP Mid Cap	MFS Utilities

Franklin Flex Cap Growth	Oppenheimer Capital Appreciation

Franklin Small Cap Value Securities	Oppenheimer Global Securities

Franklin Small-Mid Cap Growth	Oppenheimer High Income*

Goldman Sachs VIT Growth Opportunities	Oppenheimer Small & MidCap Growth*

Goldman Sachs MidCap Value	Royce Capital Micro-Cap

Goldman Sachs Strategic Intl. Equity	Royce Capital Small-Cap

Goldman Sachs Structured Small Cap Equity*	Templeton Foreign

Legg Mason ClearBridge Mid Cap Core	Templeton Growth

Legg Mason ClearBridge Small Cap Growth	Invesco Van Kampen V.I. Mid Cap Growth

Lord Abbett Fundamental Equity	Invesco Van Kampen V.I. Capital Growth*

Lord Abbett Growth Opportunities	Invesco V.I. Balanced Risk Allocation

Lord Abbett International Opportunities	UIF Global Real Estate

Lord Abbett Mid-Cap Value	Invesco V.I. International Growth*

Invesco Van Kampen V.I. US Mid Cap Value

*  These Sub-Accounts are not available to Contracts purchased on or after November 2, 2009.

The Benefit Allocation Model Portfolios. Effective November 2, 2009, each of the Model Portfolios except the Aggressive Growth model will satisfy our Allocation Guidelines and Restrictions, including the Allocation by Investment Category guidelines (the "Benefit Allocation Model Portfolios"). See "Asset Allocation Model Portfolios."

In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and growth stock funds, or that emphasize growth stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.

If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Fixed Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. If you purchase the SecurePay rider or the Protective Income Manager rider under the RightTime® option, we will allocate existing Sub-Account and Fixed Account values to the Benefit Allocation Model Portfolio that you selected. Although you may allocate all or part of your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay rider or the Protective Income Manager rider. You may not allocate any portion of your Purchase Payments or Contract Value to the Fixed Account (except for the DCA Fixed Account(s)).

The Allocation Adjustment.  If you have selected the Protective Income Manager rider you must participate in the Allocation Adjustment. As with the Allocation by Investment Category guidelines and the Benefit Allocation Model Portfolios, the Allocation Adjustment is designed to limit our risk under the Protective Income Manager rider.

Under this program, we will monitor the performance of each Sub-Account in Category 2 and 3 of the Allocation by Investment Categories (see "Allocation by Investment Category" above). We will not monitor the

Oppenheimer Money Fund Sub-Account or any of the other Sub-Accounts in Category 1. If, on any Monthly Anniversary Day after the first Contract Anniversary, the Accumulation Unit value of a Sub-Account in Category 2 or 3 drops below a specified level the Sub-Account will be temporarily "restricted" from allocations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Oppenheimer Money Fund Sub-Account.

Under the Allocation Adjustment, we calculate a 12-month Simple Moving Average ("SMA") for each Sub-Account on each Monthly Anniversary Day. Each Sub-Account's SMA is the average Accumulation Unit value for that Sub-Account based on its Accumulation Unit value on the current monthly Anniversary Day and each of the last 11 Monthly Anniversary Days.

•  For example, assume a Sub-Account's Accumulation Unit values were $4.19, 3.81, 3.29, 2.98, 3.15, 3.33, 2.94, 3.73, 4.53, 5.35, 5.41, and 5.76 on each of the 12 most recent Monthly Anniversary Days. Based on these Accumulation Unit values, its SMA on the most recent Monthly Anniversary Day would be $4.04 (the sum of the 12 most recent Monthly Anniversary Days' (Accumulation Unit values divided by 12).

If a Sub-Account has not been in existence for 12 months, we will calculate the SMA using the net asset value of the Fund in which the Sub-Account invests, adjusted for Contract charges and expenses, for each month no Accumulation Unit value is available.

Once we calculate a Sub-Account's SMA on a Monthly Anniversary Day, we then compare that SMA to the Sub-Account's current Accumulation Unit value on that Monthly Anniversary Day. If the Sub-Account's current Accumulation Unit value is equal to or less than the Sub-Account's SMA over the 12 most recent Monthly Anniversary Days, then we will consider the Sub-Account to be restricted. This means:

•  On that Monthly Anniversary Day, we will transfer any Contract Value you have in the restricted Sub-Account to the Oppenheimer Money Fund Sub-Account;

•  You may not allocate Purchase Payments or transfer Contract Value into a restricted Sub-Account;

•  If we receive instructions from you on or after that Monthly Anniversary Day requesting an allocation or transfer to the restricted Sub-Account, we will allocate or transfer the requested amount to the restricted Sub-Account, and then immediately transfer the amount to the Oppenheimer Money Fund Sub-Account;

•  When effecting periodic portfolio rebalancing, we will "re-balance" your Variable Account value according to your most recent allocation instructions, but will include the Oppenheimer Money Fund Sub-Account in place of the restricted Sub-Account; and

•  Any automatic transfers from the DCA Fixed Account to the restricted Sub-Account will be redirected to the Oppenheimer Money Fund Sub-Account.

You may transfer your Contract Value in the Oppenheimer Money Fund Sub-Account to any non-restricted Sub-Account, and/or submit new allocation instructions to allocate additional Purchase Payments, rebalance your Contract Value, and apply automatic DCA transfers to any non-restricted Sub-Accounts, provided your new instructions are consistent with the Allocation by Investment Category guidelines.

We will no longer consider the Sub-Account to be restricted when, on a subsequent Monthly Anniversary Day, the Sub-Account's current Accumulation Unit value is greater than its current 12-month SMA. If that occurs, on that Monthly Anniversary Day we will transfer all of your Contract Value in the Oppenheimer Money Fund Sub-Account attributable to the previously restricted Sub-Account back to the previously restricted Sub-Account based on your current allocation percentages. At this time you also may resume allocating Purchase Payments and transferring Contract Value into the previously restricted Sub-Account, and we will resume any automated transactions involving the previously restricted Sub-Account.

If any Monthly Anniversary Day is not a Valuation Day, we will effect the changes described above as of the next Valuation Day. We will not assess a transfer charge on transfers made pursuant to the Allocation Adjustment or count such transfers towards the 12 transfers allowed each Contract Year without charge. We will provide a written confirmation to you of any transfer or other allocation made pursuant to the Allocation Adjustment.

Note:  Investing in Sub-Accounts that experience higher volatility, and therefore more volatile Accumulation Unit values, may increase the likelihood of those Sub-Accounts being restricted from investment. Therefore, the Allocation Adjustment may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if this program is consistent with your investment objectives.

You should not view the Allocation Adjustment as a "market timing" or other type of investment program designed to enhance your earnings under the Contract. If we transfer Contract Value from one or more Sub-Accounts to the Oppenheimer Money Fund Sub-Account during a market downturn, your Contract Value will not be available to participate in any upside potential if there is a subsequent recovery until the next Monthly Anniversary when the Accumulation Unit Value of the Sub-Account rises above the SMA. Please see Appendix K in this prospectus for an example of the Allocation Adjustment.

Changes to the Allocation Guidelines and Restrictions. For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, or Category 3. We will provide you with prior written notice of any changes in classification of investment options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the investment options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider or the Protective Income Manager rider.

With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay rider or the Protective Income Manager rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider or the Protective Income Manager rider. We will provide you with prior written notice of any changes to the Benefit Allocation Model Portfolios.

For purposes of the Allocation Adjustment, we will not change how we monitor Sub-Accounts (i.e., by applying a 12-month Simple Moving Average, or SMA) once you purchase the Protective Income Manager rider, but we may use a different mathematical model for Protective Income Manager riders we issue in the future. We reserve the right to change the default Sub-Account to which Purchase Payments and Contract Value are allocated when a Sub-Account is restricted, to begin monitoring some or all of the Sub-Accounts in Category 1 of the Allocation by Investment Category guidelines, and/or to terminate the Allocation Adjustment at any time in our sole discretion.

If you receive notice of a change to the Allocation Guidelines and Restrictions, you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).

Portfolio Rebalancing. You must elect portfolio rebalancing if you select the SecurePay rider or the Protective Income Manager rider. Under this program, we will "re-balance" your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. Whether your Contract Value is invested according to the Allocation by Investment Category guidelines, a Benefit Allocation Model Portfolio, or partly in both, we will rebalance your Contract Value to restore it to your most recent allocation instructions. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Effective Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See "Portfolio Rebalancing.")

Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider or Protective Income Manager rider (see below).

Prohibited Allocation Instructions. If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals or partial surrenders, in a manner that is not consistent with our Allocation Guidelines and Restrictions (a "Prohibited Allocation instruction"), we will terminate your SecurePay rider or Protective Income Manager rider. For example, if you are following the Allocation by Investment Category guidelines and you instruct us to transfer 40% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 30% of your Contract Value.

For purposes of allocating your Purchase Payments and Contract Value to an eligible Benefit Allocation Model Portfolio, a Prohibited Allocation instruction includes:

(a)  allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions; or

(b)  directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions; or

(c)  transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions; or

(d)  deducting the proceeds of a withdrawal or partial surrender from an Allocation Option so that the allocation of your Contract Value following the withdrawal or surrender is inconsistent with the Allocation Guidelines and Restrictions; or

(e)  terminating the rebalancing of your Contract Value.

If we terminate your SecurePay rider or Protective Income Manager rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See "Reinstating the SecurePay Rider Within 30 Days of Termination or "Reinstating the Protective Income Manager Rider Within 30 Days of Termination," as applicable.

Special Note For SecurePay Riders Issued Before December 1, 2008. Effective December 1, 2008, we revised the Allocation Guidelines and Restrictions for the SecurePay rider. Prior to that date, in order to maintain the SecurePay rider, an Owner was required to allocate Purchase Payments and Contract Value in accordance with one of several specified asset allocation models developed for Protective by Mesirow Financial (the "Mesirow Model Portfolios"). If you had Contract Value in a Mesirow Model Portfolio on December 1, 2008, your Contract Value and any additional Purchase Payments you submit without allocation instructions will remain allocated in accordance with that Model until you request a change in your Contract allocation (e.g., by submitting a Purchase Payment with new allocation instructions or instructing us to transfer your Contract Value). Once you request a change, however, your new Contract allocation (and any future allocation instructions) must satisfy the Allocation Guidelines and Restrictions by either being invested in accordance with the Allocation by Investment Category guidelines or in accordance with one of the three currently eligible Benefit Allocation Model Portfolios, or both (as described above). If it does not, we will consider your allocation to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider. Please note that if you are still invested in a Mesirow Model Portfolio and you terminate the rebalancing of your Contract Value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider.

SUSPENSION OR DELAY IN PAYMENTS

Payments of a partial or full surrender of the Variable Account value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a partial or full surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

(1)  when the New York Stock Exchange is closed; or

(2)  when trading on the New York Stock Exchange is restricted; or

(3)  when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or

(4)  when the SEC, by order, so permits for the protection of security holders.

If, pursuant to SEC rules, the Oppenheimer Money Fund/VA suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the Oppenheimer Money Fund/VA Sub-Account until the Fund is liquidated.

We may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.

SUSPENSION OF CONTRACTS

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about your account to government regulators or law enforcement authorities. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator or law enforcement authorities.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

General.

We do not deduct any charge for sales expenses from Purchase Payments at the time you make them. However, within certain time limits described below, we deduct a surrender charge (contingent deferred sales charge) from the Contract Value when you make a full or partial surrender before the Annuity Commencement Date or when you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. (See "Annuitization, Annuity Commencement Date."). We do not apply the surrender charge to the payment of a death benefit or when we apply your Annuity Value to an Annuity Option.

In the event surrender charges are not sufficient to cover sales expenses, we will bear the loss; conversely, if the amount of such charges provides more than enough to cover such expenses, we will retain the excess. Protective Life does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Protective Life's general assets, which may include amounts derived from the mortality and expense risk charge.

If you elect the SecurePay rider, we impose a surrender charge on Excess Withdrawals but not on SecurePay Withdrawals. If you elect the Protective Income Manager rider, we impose a surrender charge on Excess Withdrawals but not on Protective Income Manager Withdrawals. (See "Guaranteed Lifetime Withdrawal Benefits.")

Penalty-Free Withdrawal Amount.

Each Contract Year you may withdraw a specified amount, called the "penalty-free withdrawal amount", from your Contract without incurring a surrender charge. During the first Contract Year the penalty-free withdrawal amount is equal to 10% of your initial Purchase Payment. In any subsequent Contract Year the penalty-free withdrawal amount is equal to the greatest of: (1) the earnings in your Contract as of the prior Contract Anniversary; (2) 10% of your cumulative Purchase Payments as of the prior Contract Anniversary; or (3) 10% of the Contract Value as of the prior Contract Anniversary. For the purpose of determining the penalty-free withdrawal amount, earnings equal the Contract Value minus the Purchase Payments not previously assessed with a surrender charge, both measured as of the Contract Anniversary for which values are being determined. Withdrawals in excess of the penalty-free withdrawal amount in any Contract Year may be subject to surrender charges. Withdrawals, including withdrawals of the penalty-free withdrawal amount, may be subject to income taxation and may be subject to a 10% federal penalty tax if taken before the Owner reaches age 59 1/2. (See "Taxation of Annuities in General, Taxation of Partial and Full Surrenders.")

If you elect the SecurePay rider, we count SecurePay Withdrawals and Excess Withdrawals when determining the penalty-free withdrawal amount. If you elect the Protective Income Manager rider, we count Protective Income Manager Withdrawals and Excess Withdrawals when determining the penalty-free withdrawal amount. (See "Guaranteed Lifetime Withdrawal Benefits.")

Determining the Surrender Charge.

We calculate the surrender charge by first allocating surrendered Contract Value in excess of any penalty-free withdrawal amount to Purchase Payments or portions of Purchase Payments not previously assessed with a surrender charge on a "first-in, first-out" (FIFO) basis. We then allocate any remaining surrendered Contract Value pro-rata to these Purchase Payments. The surrender charge is the total of each of the allocated amounts of surrendered Contract Value multiplied by its applicable surrender charge percentage, as shown below. If the surrendered Contract Value exceeds any penalty-free withdrawal amount and if no surrendered Contract Value was allocated to Purchase Payments, we determine the surrender charge on the surrendered Contract Value by applying the surrender charge percentage associated with the most recent Purchase Payment we accepted.

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender	Surrender Charge as Percentage of Amount Surrendered
For Contracts Issued On or After October 1, 2011:
0	7.0%
1	7.0%
2	6.0%
3	6.0%
4 +	0%
For Contracts Issued Before October 1, 2011:
0	7.0%
1	7.0%
2	6.0%
3 +	0%

Refer to Appendix B for an example of how the surrender charge is calculated.

We will monitor the amount of the surrender charge we assess such that the amount of any surrender charge we impose, when added to any surrender charge previously paid on the Contract, will not exceed nine percent (9%) of aggregate Purchase Payments made to date for your Contract.

Waiver of Surrender Charges.

We will not apply a surrender charge if you fully surrender your Contract when the Contract Value is 25% or less of the value of the death benefit.

We may decrease or waive surrender charges on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in savings of sales expenses. We will determine the entitlement to such a reduction in surrender charge.

We may also waive surrender charges on partial surrenders taken as a minimum distribution required under federal or state tax laws on amounts attributable to Protective Life annuity contracts. (See "Qualified Retirement Plans".) During any Contract Year, the total amount of such partial surrenders will reduce the penalty-free withdrawal amount available on any subsequent partial surrender.

We also may waive surrender charges (1) for Contracts issued in connection with fee-only arrangements between the purchaser and the registered representative of the selling broker-dealer and (2) for Contracts issued to employees and registered representatives of any member of the selling group, or to officers, directors, trustees or bona-fide full time employees of Protective Life or the investment advisors of any of the Funds or their affiliated companies (based upon the Owner's status at the time the Contract is purchased). In either case, no marketing expenses or sales commissions are associated with such Contracts.

Mortality and Expense Risk Charge

To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. The charge is equal, on an annual basis, to 1.50% (1.35% for Contracts issued before October 1, 2011) of the average daily net assets of the Variable Account attributable to your Contract.

The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. We expect to make a reasonable profit with respect to the Contracts. We may make a profit or incur a loss from the mortality and expense risk charge. Any profit, including profit from the mortality and expense risk charge, may be used to finance distribution and other expenses.

Administration Charge

We will deduct an administration charge equal, on an annual basis, to 0.15% of the daily net asset value of the Variable Account attributable to your Contract. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

Death Benefit Fee

If you select the Maximum Anniversary Value Death Benefit, we assess a death benefit fee ("the CoverPay Fee") to compensate us for the cost of providing this death benefit. (There is no fee for the Return of Purchase Payments Death Benefit.) We calculate the death benefit fee as of each Monthly Anniversary Day on which the fee is assessed, and we deduct it from your Contract Value on the next Valuation Day. We will deduct the death benefit fee pro-rata from the Allocation Options (e.g., in the same proportion that each Allocation Option has to Contract Value). The deduction of the death benefit fee will reduce your Contract Value, but it will not otherwise reduce the value of your Maximum Anniversary Value Death Benefit. It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract. (See "Federal Tax Matters.") We do not assess the death benefit fee after the Annuity Commencement Date.

The CoverPay Fee is equal, on an annualized basis, to 0.20% of your annualized death benefit value measured on each Monthly Anniversary Day. The value of your Maximum Anniversary Value Death Benefit on any Monthly Anniversary Day is the greatest of (1) your Contract Value, (2) your adjusted aggregate Purchase Payments, or (3) your greatest anniversary value attained as of that day. (See DEATH BENEFIT, Maximum Anniversary Value Death Benefit for a more complete description.) For example, if on a Monthly Anniversary Day your Contract Value equals $125,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the CoverPay Fee we deduct on that day will be based on your Contract Value of $125,000. Alternatively, if your Contract Value equals only $115,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the CoverPay Fee we deduct on that day will be based on your greatest anniversary value attained of $120,000.

For Contracts issued before October 1, 2011 the ValuPay® Fee option also was available. See Appendix L for more information.

SecurePay Fee

We deduct a fee for the SecurePay rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Day that occurs after each Valuation Period containing a Monthly Anniversary Day.

The SecurePay Fee will vary depending on when you purchase the rider and whether or not you have selected an optional SecurePay feature, as follows:

SecurePay riders issued on or after October 1, 2011:
	Maximum	Current
Purchase of SecurePay rider at time of Contract Purchase .	0.95%	0.60%
Purchase of SecurePay rider under RightTime® option	0.95%	0.70%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase.	1.40%	1.00%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime® option	1.60%	1.10%
SecurePay riders issued on or after May 1, 2010 and before October 1, 2011:
	Maximum	Current
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.50%
Purchase of SecurePay rider under RightTime® option	0.95%	0.60%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase	1.40%	0.95%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime® option	1.60%	1.05%
SecurePay riders issued on or after May 1, 2009 and before May 1, 2010:
	Maximum	Current
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.50%
Purchase of SecurePay rider under RightTime® option	0.95%	0.60%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase	1.40%	0.90%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime® option	1.60%	1.00%
SecurePay riders issued before May 1, 2009:
	Maximum	Current*
SecurePay rider	0.95%	0.70%
SecurePay rider with SecurePay R72 Benefit	1.40%	0.90%
SecurePay rider with SecurePay GMAB	1.30%	0.85%
SecurePay rider with SecurePay R72 Benefit and SecurePay GMAB	1.70%	1.05%

*  The current SecurePay Fee may be lower for certain Owners who elected not to pay an increase in the fee that became effective on February 16, 2009.

We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above the maximum amounts listed in the tables above.

If we increase the SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. If you purchased the SecurePay R72 Benefit, we also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values. See "SecurePay With RightTime® Option."

If you purchased a SecurePay rider before May 1, 2009 and you purchased the SecurePay GMAB, you also will not be permitted to "step-up" the GMAB Guaranteed Amount or repurchase the SecurePay GMAB following its termination if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional "step-ups" of the GMAB Guaranteed Amounts or repurchase the SecurePay GMAB following its termination. See Appendix F: The SecurePay GMAB (Not Available On or After May 1, 2009).

SecurePay Medical Evaluation Fee. Under the SecurePay rider, we will assess a charge for evaluating your request for an increased Annual Withdrawal Amount ("AWA") if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay Withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay Withdrawals at the increased AWA. The current fee is $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form. It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract. (See "Federal Tax Matters.")

Protective Income Manager Fee

We deduct a monthly fee for the Protective Income Manager rider that compensates us for the costs and risks we assume in providing this benefit. The percentage is currently 1.00% (on an annual basis) if you purchase the rider at the time you purchase the Contract and 1.10% (on an annual basis) if you purchase the rider under our RightTime® option. We calculate this fee as a percentage of the greatest of:

a)  the Contract Value on the fee calculation date;

b)  the Contract Value on the later of the Rider Effective Date or the most recent Reset Date; or

c)  if the rider is purchased on the Contract Effective Date, the sum of all Purchase Payments made within the first 120 days following the Contract Effective Date (this does not apply to fee calculations occurring during the 120-day period).

Beginning with the month following the Rider Effective Date and continuing monthly through the Annuity Commencement Date, we calculate the monthly Protective Income Manager fee as of each Valuation Period containing a Monthly Anniversary Day. We deduct the fee on the Valuation Day that occurs after the Valuation Period during which it was calculated. We deduct the Protective Income Manager fee from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA. Accordingly, you must have transferred some assets from your DCA account to one or more Sub-Accounts in accordance with our Allocation Guidelines and Restrictions before the fee is charged. We treat the deduction of the monthly fee as a partial surrender, but we will not reduce any penalty-free surrender amount available under the Contract, and we will not treat the deduction as an Excess Withdrawal under the Protective Income Manager rider.

We reserve the right to increase the Protective Income Manager fee, but it will never exceed 2.20% (if purchased under our RightTime® option) or 2.00% (if purchased at time of Contract issue) on an annual basis. If we increase the Protective Income Manager fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your Protective Income Manager fee. We must receive your Written Notice declining the increase before the end of the Valuation Period during which the new Protective Income Manager fee becomes effective. If you elect not to pay the increased Protective Income Manager fee, then we will "lock in" your most recent Protective Income Manager Payment Factor and will use this factor when we calculate your Optimal Withdrawal Amount on all future Contract Anniversaries. Your Protective Income Manager Payment Factor will never change, even if there is a Reset following the date you elect not to pay the fee increase. This could ultimately mean a significant reduction in your future Optimal Withdrawal Amount because the Protective Income Manager Payment Factors are designed to increase each year. You should carefully consider whether or not it is in your best interest to decline an increase in the Protective Income Manager fee. See "Protective Income Manager with RightTime® Option."

Transfer Fee

Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

Contract Maintenance Fee

Prior to the Annuity Commencement Date, we deduct a contract maintenance fee of $35 from the Contract Value on each Contract Anniversary, and on any day that you surrender the Contract other than the Contract Anniversary. We will deduct the contract maintenance fee from the Allocation Options in the same proportion as their values are to the Contract Value. We will waive the contract maintenance fee in the event the Contract Value or the aggregate Purchase Payments reduced by surrenders and associated surrender charges equals or exceeds $100,000 ($50,000 for Contracts issued before October 1, 2011) on the date we are to deduct the contract maintenance fee.

Fund Expenses

The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. Over time these fees, which are paid out of a Fund's assets on an ongoing basis, will increase the cost of an investment in Fund shares. (See the prospectuses for the Funds for information about the Funds.)

Premium Taxes

Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

Other Taxes

Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

Other Information

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions and other compensation to the broker-dealers for selling the Contracts. You do not directly pay the commissions and other compensation, we do. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contracts. See "Distribution of the Contracts" for more information about payments we make to the broker-dealers.

ANNUITY PAYMENTS

Annuity Commencement Date

On the Effective Date, the Annuity Commencement Date is the oldest Owner's or Annuitant's 95th birthday. You may elect a different Annuity Commencement Date, provided that it is no later than the oldest Owner's or Annuitant's 95th Birthday (the "Maximum Annuity Commencement Date"). You may not choose an Annuity Commencement Date that is less than 3 years after the most recent Purchase Payment. Annuity Commencement Dates that occur or are scheduled to occur at an advanced age for the Annuitant (e.g., past age 85), may in certain circumstances have adverse income tax consequences. (See "Federal Tax Matters".) Distributions from Qualified

Contracts may be required before the Annuity Commencement Date. We will terminate the SecurePay rider or the Protective Income Manager rider if in effect on the Annuity Commencement Date. (See "Guaranteed Lifetime Withdrawal Benefits.")

Changing the Annuity Commencement Date.

The Owner may change the Annuity Commencement Date by Written Notice. The new Annuity Commencement Date must be at least 30 days after the date we receive the written request and no later than the oldest Owner's or Annuitant's 95th birthday. You may not choose a new Annuity Commencement Date that is less than 3 years after the most recent Purchase Payment. You also must elect as your Annuity Option either payments for the life of the Annuitant with no certain period or for a certain period of no less than 10 years.

Annuity Value

The Annuity Value is the amount we will apply to the Annuity Option you have selected. Generally the Annuity Value is your Contract Value on the Annuity Commencement Date, less any applicable fees, charges and premium tax on that date. In the circumstances described below, however, we may use an Annuity Value that is higher than the Contract Value.

PayStream Plus® Annuitization Benefit.

(not available in New Hampshire or Utah)

If your Annuity Commencement Date is on or after your 10th Contract Anniversary and you select Annuity Option B (life income with or without a certain period) with a certain period of at least 10 years, your Annuity Value will be your Contract Value on the Annuity Commencement Date plus 2% of the Contract Value on that date, less any applicable fees, charges and premium tax.

Annuity Income Payments

On the Annuity Commencement Date, we will apply your Annuity Value to the Annuity Option you have selected to determine your annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period.

Fixed Income Payments.

Fixed income payments are periodic payments from Protective Life to the designated Payee, the amount of which is fixed and guaranteed by Protective Life. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

Variable Income Payments.

Variable income payments are periodic payments from Protective Life to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments. You may fully or partially surrender variable income payments for a commuted value if those payments are being made under Annuity Option A (payments for a certain period). Refer to Appendix C for an explanation of the commuted value calculation. You may not surrender variable income payments if those payments are being made under Annuity Option B (life income with or without a certain period).

A surrender charge will apply if you fully or partially surrender variable income payments within 4 years (3 years for Contracts issued before October 1, 2011) after our receipt of any Purchase Payment. In this case, the surrender charge will be determined as described in the "Charges and Deductions, Surrender Charge" section of this prospectus, but without regard to any penalty-free withdrawal amount that may have otherwise been available.

Annuity Units.

On the Annuity Commencement Date, we will apply the Annuity Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

Determining the Amount of Variable Income Payments.

We will determine the amount of your variable income payment no earlier than five Valuation Days before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payments attributable to each Sub-Account.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

(a)  is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;

(b)  is the Annuity Unit value for the preceding Valuation Period; and

(c)  is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

The AIR is equal to 5%.

If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

Refer to Appendix C for an explanation of the variable income payment calculation.

Exchange of Annuity Units.

After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.

Annuity Options

You may select an Annuity Option, or change your selection by Written Notice that Protective Life receives no later than 30 days before the Annuity Commencement Date. You may not change your selection of an Annuity Option less than 30 days before the Annuity Commencement Date. We will send you a notice in advance of your Annuity Commencement Date which asks you to select your Annuity Option. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Annuity Value to Option B — Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

You may select from among the following Annuity Options:

Option A — Payments For a Certain Period:

We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant.

Option B — Life Income With Or Without A Certain Period:

Payments are based on the life of the named Annuitant(s). If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment under Option B. If no certain period is selected, no payments will be made after the death of the Annuitant(s), no matter how few or how many payments have been made.

Additional Option:

You may use the Annuity Value to purchase any annuity contract that we offer on the date you elect this option.

At this time Protective does not allow a "partial annuitization," i.e., we do not allow you to apply a portion of your Account Value to an annuity option while maintaining the remaining Account Value available for partial surrenders or a full surrender. However, in the future we may allow a partial annuitization subject to our then applicable rules and procedures.

Minimum Amounts

If your Annuity Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Annuity Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

Death of Annuitant or Owner After Annuity Commencement Date

In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option you selected have been paid, we will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

YIELDS AND TOTAL RETURNS

From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance.

Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

Yields

The yield of the Oppenheimer Money Fund Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Oppenheimer Money Fund Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are based on an average return over various periods of time.

Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

Standardized Average Annual Total Returns

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied under the Contract and any surrender charges that would apply if you terminated the Contract at the end of each indicated period, but excluding any deductions for premium taxes.

When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

Until a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

Non-Standard Average Annual Total Returns

In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the surrender charges or the contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed.

Performance Comparisons

Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

Other Matters

Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

FEDERAL TAX MATTERS

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

The Company's Tax Status

Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral During Accumulation Period

Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

(1)  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification Requirements.

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contract. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

Ownership Treatment.

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but differ in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable

Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

Nonnatural Owner.

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. Thus, if a group Contract is held by a trust or other entity as an agent for certificate owners who are individuals, those individuals should be treated as owning an annuity for federal income tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

(1)  Contracts acquired by an estate of a decedent by reason of the death of the decedent;

(2)  certain Qualified Contracts;

(3)  Contracts purchased by employers upon the termination of certain Qualified Plans;

(4)  certain Contracts used in connection with structured settlement agreements; and

(5)  Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Delayed Annuity Commencement Dates.

If the Contract's Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract." All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under a partial automatic withdrawal plan are treated as partial surrenders. In the case of a full surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

Partial and full surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Partial and full surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")

As described elsewhere in this prospectus, the Company assesses a fee with respect to the Maximum Anniversary Value death benefit. For Contracts issued before October 1, 2011, the fee was assessed as either a fee based on the Net Amount at Risk ("ValuPay Fee") or a death benefit-based fee ("CoverPay Fee"). For Contracts issued on or after October 1, 2011, the Company only assesses the CoverPay Fee. The Company also assesses a fee for determining whether it will allow an increased amount of SecurePay Withdrawals for certain medical conditions. It is possible that these fees (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract.

Taxation of Annuity Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the "investment in the contract" (defined above) you allocate to the variable Annuity Option when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected (as determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another within the meaning of federal law. You should consult a tax adviser in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")

Tax Consequences of Guaranteed Lifetime Withdrawal Benefits

Withdrawals, pledges, or gifts. In general, SecurePay and Protective Income Manager Withdrawals are treated for tax purposes as partial surrenders. As described elsewhere, in the case of a partial surrender, an assignment or pledge of any portion of a Contract, or a transfer of the Contract without adequate consideration, the Owner will be required to include in income an amount determined by reference to the excess of his or her Contract Value ("cash surrender value" in the case of a transfer without adequate consideration) over the "investment in the contract" at the time of the transaction. If you purchase the SecurePay or Protective Income Manager rider, the IRS may determine that the income in connection with such transactions should be determined by reference to the excess of the greater of (1) the AWA or Optimal Withdrawal Amount, as applicable, or (2) the Contract Value ("cash surrender value" in the case of a transfer without adequate consideration) over the "investment in the contract." In addition, if you purchased the SecurePay rider prior to May 1, 2009 and you selected the SecurePay GMAB, the IRS may determine that the income in connection with such transactions should be determined by reference to the excess of the greatest of the Contract Value ("cash surrender value" in the case of a transfer without adequate consideration), the GMAB Guaranteed Amount and the AWA over the "investment in the contract."

Annuity Payments. If the oldest Owner's or Annuitant's 95th birthday occurs while the SecurePay or Protective Income Manager rider is in effect, and we provide monthly payments equal to the greater of (1) the

AWA or Optimal Withdrawal Amount, as applicable, divided by 12, and (2) payments under a life annuity with a 10 year certain period, we will treat such monthly payments as annuity income payments. Also, if the Contract Value is reduced to zero due to the deduction of fees and charges or a SecurePay or Protective Income Manager Withdrawal, we will treat periodic payments made on or after the Annuity Commencement Date established under the SecurePay or Protective Income Manager settlement as annuity income payments. As described above, annuity income payments are includable in gross income to the extent they exceed the exclusion amount. Once the total amount of the investment in the contract is excluded from income, annuity income payments will be fully taxable. It is possible that the total amount of the investment in the contract will be excluded from income as a result of partial surrenders taken prior to the Annuity Commencement Date established under the SecurePay or Protective Income Manager settlement, in which case all payments made on or after that date will be fully includable in income.

SecurePay NH. The proper characterization for federal income tax purposes of the SecurePay NH benefit is unclear. We believe that the increased AWA payable because of confinement in a nursing home will be treated as a taxable payment under your annuity contract (as described above) and will not be excludable from your income as a payment under a long term care insurance contract. It is possible that the IRS could determine that the SecurePay NH benefit provides a form of long term care insurance coverage. In that event, (1) you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your Contract, and (2) the amount of income attributable to AWA payments could differ from the amounts described above.

Taxation of Death Benefit Proceeds

Prior to the Annuity Commencement Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

(1)  if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

(2)  if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

After the Annuity Commencement Date, if a guaranteed period exists under a life income Annuity Option and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

(1)  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)  if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.")

Assignments, Pledges, and Gratuitous Transfers

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between the "cash surrender value" and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will increase to reflect the increase in the transferor's income. The exceptions for transfers to the Owner's spouse (or to a former spouse) are limited to individuals that are treated as spouses under federal law.

Penalty Tax on Premature Distributions

Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is:

(a)  received on or after the Owner reaches age 59 1/2;

(b)  attributable to the Owner's becoming disabled (as defined in the tax law);

(c)  made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(d)  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or

(e)  made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If you exchange all of another annuity contract and the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit).

If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange.

You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 12 months after the exchange.

Medicare Hospital Insurance Tax on Certain Distributions

Effective for tax years beginning after December 31, 2012, a new Medicare hospital insurance tax of 3.8% will apply to some types of investment income, including certain amounts distributed from nonqualified annuities. This new tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.

Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons

In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, that entity's general interest deduction under the Code may be limited. More specifically, a portion of its otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

In General

The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Those who are considering the purchase of a Contract for use in connection with a Qualified Plan should consider, in evaluating the suitability of the Contract, that the Contract requires a minimum initial Purchase Payment of at least $25,000. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for full surrenders, partial automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

If you use this Contract in connection with a Qualified Plan, the Owner and Annuitant generally must be the same individual and generally may not be changed. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act ("ERISA"), the spouse or former spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.

In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities (IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract, the PayStream Plus annuitization benefit, the benefits under the SecurePay rider, the benefits under the Protective Income Manager rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the minimum required distribution that must be taken from your Contract.

There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

(a)  received on or after the date the Owner reaches age 59 1/2;

(b)  received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

(c)  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax adviser. Certain other exceptions to the 10% penalty tax not described herein also may apply.

When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

Individual Retirement Accounts and Annuities.

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, a "Simplified Employee Pension" under Section 408(k) of the Code, or a "Simple IRA" under Section 408(p) of the Code.

Roth IRAs.

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a (1) non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals. Special rules apply to rollovers from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.

Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans.

Corporate and self-employed pension and profit sharing plans are also subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with such a plan, you should consider the effect of the minimum initial Purchase Payment of at least $25,000 on the plan's compliance with applicable nondiscrimination requirements. Violation of these rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice.

Section 403(b) Annuity Contracts.

Protective Life no longer issues Contracts under Section 403(b) of the Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Purchasers of the Contracts for use as a "Section 403(b) annuity contract" should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts.

Section 403(b) annuity contracts contain restrictions on withdrawals of:

(i)  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

(ii)  earnings on those contributions; and

(iii)  earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, died, has become disabled, in the case of hardship or if the amount is a qualified reservist distribution under Section 72(t)(2)(G) of the Code. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. In addition, in the case of contracts issued on or after January 1, 2009, a Section 403(b) contract is permitted to distribute retirement benefits (other than those attributable to salary reduction contributions) to a participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability. (These limitations on withdrawals and distributions do not apply to the extent the Company is directed to transfer or exchange some or all of the Contract Value to the issuer of another Section 403(b) annuity contract or into a Section 403(b)(7) custodial account.)

Income tax regulations impose a written plan requirement and certain information sharing requirements on Section 403(b) contracts (including Section 403(b) annuity contracts and Section 403(b)(7) custodial accounts, subject to certain exceptions). In particular, a rollover to a Section 403(b) contract from an eligible retirement plan, a transfer to a Section 403(b) plan from another Section 403(b) plan, and the exchange of a Section 403(b) contract for another Section 403(b) contract under the same Section 403(b) plan must be permitted under the Section 403(b) plan pursuant to which the contract is maintained. In addition, the issuer of the Section 403(b) contract and the employer maintaining the Section 403(b) plan generally must agree to provide each other, from time to time, with information necessary for the Section 403(b) contract, or any other contact to which contributions have been made by the employer, to satisfy Section 403(b) and other tax requirements. If these requirements are not met, there may be adverse tax consequences to the Contract Owner, including current taxation of amounts that would otherwise be tax deferred.

In light of the limitations in the income tax regulations, Protective, without prior approval, will not accept rollovers, transfers, or exchanges into a Section 403(b) annuity contract. A rollover, transfer, or exchange from your Section 403(b) annuity contract with Protective to another Section 403(b) contract may be made only if the other Section 403(b) annuity contract is maintained pursuant to a Section 403(b) plan that permits the rollover, transfer, or exchange. Before requesting a rollover, transfer, or exchange to another Section 403(b) contract, you should consult your tax advisor about the income tax consequences of the proposed transaction.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations.

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

Guaranteed Lifetime Withdrawal Benefits

The Company offers for an additional charge two optional guaranteed lifetime withdrawal benefit riders – the SecurePay rider and the Protective Income Manager rider (collectively, the "GLWB riders"). As noted above, Qualified Plans are subject to numerous special requirements and there is no authoritative guidance from the IRS on the effects on a Qualified Plan of the purchase of a guaranteed lifetime withdrawal benefit such as the GLWB riders. Plan fiduciaries should consult a tax advisor before purchasing a Qualified Contract with a GLWB rider because the purchase of a GLWB rider could affect the qualification of the Contract and/or the Qualified Plan associated with the Contract. For example, corporate retirement plans are subject to nondiscrimination rules. The non-discrimination rules generally require that benefits, rights or features of the plan not discriminate in favor of highly compensated individuals. In evaluating whether the Contract with a Protective Income Manager rider is suitable for purchase in connection with such a plan, Plan fiduciaries should consider among other things the effect of the minimum initial purchase payment of $25,000 on the plan's compliance with the nondiscrimination requirements. In addition certain types of Qualified Plans, such as a profit sharing plan under section 401(a) of the Code, must comply with certain qualified joint and survivor annuity rules ("QJSA rules") if a participant elects to receive a life annuity. The manner in which the QJSA rules apply to the GLWB riders is unclear. For example, it is unclear whether an election to receive benefits under a GLWB rider could be viewed as the election of a life annuity triggering certain spousal consent requirements. Noncompliance with the QJSA rules could affect the qualification of the Qualified Plan associated with your Contract. There may be other aspects of the GLWB riders that could affect a Qualified Plan's tax status which are not discussed here.

When the SecurePay rider is purchased, one of the benefits available is the SecurePay NH. The proper characterization for federal income tax purposes of the SecurePay NH benefit is unclear. We believe the better characterization of the SecurePay NH benefit is that it is an annuity benefit and the increased AWA payments made under the SecurePay NH benefit are payments from your annuity. However, it is possible that the IRS could determine that the SecurePay NH benefit provides a form of long term care insurance coverage or some other type of "incidental benefit." The tax consequences of such a characterization are uncertain, but it could affect the qualification of the Contract and/or the Qualified Plan associated with the Contract.

Direct Rollovers

If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under Sections 401(a) or 403(a) of the Code, is a Section 403(b) annuity contract, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code, qualified annuity plan under Section 403(a) of the Code, Section 403(b) annuity contract or custodial account, or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans (such as an IRA). Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING

Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

Error in Age or Gender

When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

Incontestability

We will not contest the Contract.

Non-Participation

The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

Assignment or Transfer of a Contract

You have the right to assign or transfer a Contract if it is permitted by law. Generally, you do not have the right to assign or transfer a Qualified Contract. We do not assume responsibility for any assignment or transfer. Any claim made under an assignment or transfer is subject to proof of the nature and extent of the assignee's or transferee's interest before we make a payment. Assignments and transfers have federal income tax consequences. An assignment or transfer may result in the Owner recognizing taxable income. (See "Taxation of Annuities in General, Assignments, Pledges and Gratuitous Transfers" in the prospectus.)

Notice

All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our administrative office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

Modification

No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

Reports

At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

Settlement

Benefits due under this Contract are payable from our administrative office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

Receipt of Payment

If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

Protection of Proceeds

To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

Minimum Values

The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

Application of Law

The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Code and with applicable regulations.

No Default

The Contract will not be in default if subsequent Purchase Payments are not made.

DISTRIBUTION OF THE CONTRACTS

Distribution

We have entered into an agreement with Investment Distributors, Inc. ("IDI") under which IDI has agreed to distribute the Contracts on a "best efforts" basis. Under the agreement, IDI serves as principal underwriter (as defined under Federal securities laws and regulations) for the Contracts. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of and shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

IDI does not sell Contracts directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI, (collectively, "Selling Broker-Dealers") for the sale of the Contracts. Registered representatives of the Selling Broker-Dealers sell the Contracts directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Contracts.

We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Contracts. However, we may pay some or all of IDI's operating and other expenses.

We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable annuity contracts, including the Contracts. IDI did not retain any of these amounts.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2008	$23,564,207
December 31, 2009	$40,038,488
December 31, 2010	$84,823,201

We offer the Contract on a continuous basis. While we anticipate continuing to offer the Contracts, we reserve the right to discontinue the offering at any time.

Selling Broker-Dealers

We pay commissions and may provide some form of non-cash compensation to all Selling Broker-Dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Contracts, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contracts. Commissions and other incentives or payments described below are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contracts or from our general account.

Compensation Paid to All Selling Broker-Dealers. We pay commissions as a percentage of initial and subsequent Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the distribution agreement, we do not expect them to exceed 8% of any Purchase Payment (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). In the normal course of business, we may also provide non-cash compensation in connection with the promotion of the Contracts, including conferences and seminars (including travel, lodging and meals in connection therewith), and items of relatively small value, such as promotional gifts, meals, or tickets to sporting or entertainment events.

The registered representative who sells you the Contract typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation to selected Selling Broker-Dealers. These payments are made through IDI. These payments may be (1) additional amounts as a percentage of purchase payments and/or premiums we receive on our variable insurance products (including the Contracts), and (2) additional "trail" commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products (including Contract Values and Variable Account values of the Contracts). Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new purchase payments and/or premiums (including Purchase Payments for the Contracts) and/or maintaining a specified amount of contract and policy value (including Contract Values of the Contracts) with us.
The Selling Broker-Dealers to whom we pay additional asset-based compensation may provide preferential treatment with respect to our products (including the Contracts) in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer's registered representatives; and (3) payment of higher compensation to registered representatives for selling our products (including the Contracts) than for selling non-preferred products.

In 2010, we paid additional asset-based compensation to the Selling Broker-Dealers Edward Jones, UBS, Allstate, ProEquities, Essex, AIG Advisor Group, LPL Financial and Raymond James in connection with the sale of our variable insurance products (including the Contracts). Some of these payments were substantial.

These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of our products (and/or our affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of our variable insurance products (including the Contracts) over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Contracts), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

Arrangements with Affiliated Selling Broker-Dealer. In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, Protective Life Corporation, pay some of the operating and other expenses of ProEquities, Inc., such as paid-in-capital and certain overhead expenses. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by Protective Life Corporation.

Inquiries

You may make inquiries regarding a Contract by writing to Protective Life at its administrative office.

CEFLI

Protective Life Insurance Company is a member of The Compliance & Ethics Forum for Life Insurers ("CEFLI"), and as such may include the CEFLI logo and information about CEFLI membership in its advertisements. Companies that belong to CEFLI subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on IDI's, Protective Life's or the Variable Account's financial position.

VOTING RIGHTS

In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

It is important that each Owner provide voting instructions to Protective Life because shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all

Contracts participating in that Sub-Account. As a result, a small number of Owners may control the outcome of a vote. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

Protective Life will send or make available to each person having a voting interest in a Sub-Account proxy materials, reports, and other material relating to the appropriate Fund.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of the Protective Variable Annuity Separate Account as of December 31, 2010 and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2010 and 2009 as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

The audited consolidated balance sheets for Protective Life as of December 31, 2010 and 2009 and the related consolidated statements of income, share-owner's equity, and cash flows for the three years in the period ended December 31, 2010 and the related financial statement schedules as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Page
SAFEKEEPING OF ACCOUNT ASSETS	1

STATE REGULATION	1

RECORDS AND REPORTS	1

LEGAL MATTERS	1

EXPERTS	1

OTHER INFORMATION	2

FINANCIAL STATEMENTS	2

APPENDIX A
EXAMPLE OF DEATH BENEFIT CALCULATIONS

Assume an Owner is 55 on the Effective Date, 1/1/yy. Assume the following transactions occur prior to the Owner's death and that the Contract Value before the partial surrender on 4/1/(yy+2) is $125,000.

Date	Transaction	Amount
1/1/yy	Purchase Payment	$100,000
4/1/(yy+2)	Partial Surrender
	(including applicable
	surrender charges)	$25,000
10/1(yy+4)	Purchase Payment	$80,000

The Contract Values on each Contract Anniversary are shown below. These Contract Values are hypothetical and are solely for the purpose of illustrating death benefit calculations. The Contract Values presented are net of all expenses and charges including Fund expenses and Periodic Charges. This illustration does not reflect historical investment results, nor does it predict or guarantee future investment results. Actual results may be higher or lower.

Anniversary Date	Contract Value
1/1(yy+1)	$120,000
1/1(yy+2)	$130,000
1/1(yy+3)	$105,000
1/1(yy+4)	$110,000
1/1(yy+5)	$180,000

Finally, assume the Owner dies on 7/1(yy+5) when the Contract Value is $185,000. Also assume that proof of death was provided immediately, and no premium tax is applicable.

Return of Purchase Payments Death Benefit

The Return of Purchase Payments Death Benefit is equal to the greater of:

(1)  Contract Value of $185,000 or,

(2)  aggregate Purchase Payments less an adjustment for each surrender*, or $180,000 less $20,000 equals $160,000.

The death benefit payable is then $185,000.

*  The adjustment for each partial surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the death benefit at the time of the partial surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the death benefit in the same proportion on the date of the partial surrender is 20% of $100,000 or $20,000.

A-1

Maximum Anniversary Value Death Benefit

The Maximum Anniversary Value Death Benefit is equal to the greater of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each partial surrender (see "Return of Purchase Payments Death Benefit," above), or (3) the greatest maximum anniversary value attained. A maximum anniversary value equals the Contract Value on the Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each subsequent amount surrendered**, as shown below.

Anniversary Date	Anniversary Value
1/1/(yy+1)	$120,000 minus $26,000 plus $80,000 equals $174,000
1/1/(yy+2)	$130,000 minus $26,000 plus $80,000 equals $184,000
1/1/(yy+3)	$105,000 plus $80,000 equals $185,000
1/1/(yy+4)	$110,000 plus $80,000 equals $190,000
1/1/(yy+5)	$180,000

**  The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the Maximum Anniversary Value Death Benefit in the same proportion on the date of the surrender is 20% of $130,000 or $26,000.

The Maximum Anniversary Value Death Benefit is equal to the greater of:

(1)  Contract Value of $185,000,

(2)  aggregate Purchase Payments less an adjustment for each surrender (see "Return of Purchase Payments Death Benefit," above), or $180,000 less $20,000 equals $160,000.

(3)  the greatest maximum anniversary value attained, or $190,000.

The death benefit payable is then $190,000.

A-2

APPENDIX B
EXAMPLE OF SURRENDER CHARGE CALCULATION

Surrender charges are applied to Contract Value surrendered according to the table below:

Number of Full Years Elapsed Between Purchase Payment Date Received and Surrender Date		Surrender Charge Percentage
0		7.0%
1		7.0%
2		6.0%
3		6.0%
4	+	0%

Assume the Contract is issued on or after October 1, 2011. an initial Purchase Payment of $100,000 is made on the Effective Date, followed 1 year later by a subsequent Purchase Payment of $25,000. On the second Contract Anniversary, assume the Contract Value is $130,000.

During the third Contract Year, when the Contract Value has increased to $135,000, a partial surrender of $20,000 is requested. On the fifth Contract Anniversary, when the contract Value is $145,000, a full surrender is requested. To start, the surrender charge can never exceed 9% of aggregate Purchase Payments, in this case, $11,250.

At the time of the partial surrender request, the available free partial withdrawal amount is $13,000, since the free partial withdrawal amount equals the largest of Contract earnings ($5,000), 10% of cumulative Purchase Payments ($12,500), and 10% of the prior Contract Anniversary value ($13,000). When the $20,000 partial surrender is requested, $13,000 is available free of surrender charges, and the remaining surrendered amount of $7,000 is allocated to the initial $100,000 Purchase Payment. Since 2 full years have elapsed since the initial Purchase Payment, a 6.0% surrender charge percentage will apply and the surrender charge is $7,000 times 6.0%, which equals $420.

From the $145,000 full surrender, $27,000 is available as the free partial withdrawal amount and is free of surrender charges. The remaining $118,000 is prorated to the Purchase Payments as follows:

•  $93,000 is allocated to the initial Purchase Payment

•  $25,000 is allocated to the subsequent Purchase Payment

Since 4 full years have elapsed since the initial Purchase Payment, a 0.0% surrender charge percentage will apply to $93,000.

Since 3 full years have elapsed since the subsequent Purchase Payment, a 6.0% surrender charge will apply to $25,000.

The total surrender charge upon the full surrender is $1,500.

B-1

APPENDIX C
EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION

Assuming an Annuity Value of $100,000 on the Annuity Commencement Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Commencement Date is calculated using an interest assumption of 5%, as shown below.

There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Annuity Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Commencement Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Annuity Value Before Payment	Payment Made	Annuity Value After Payment
Annuity Commencement Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Commencement Date.

The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

EXPLANATION OF THE COMMUTED VALUE CALCULATION

A Contract may be fully or partially surrendered for a commuted value while variable income payments under Annuity Option A are being made. (See "Annuity Options.") If the Contract is surrendered, the amount payable will be the commuted value of future payments at the assumed interest rate of 5%, which will be equal to the values shown in the column titled "Annuity Value after Payment," above. If the Contract is surrendered while variable income payments are being made under Annuity Option A and within 3 years of a Purchase Payment, the amount payable will be reduced by any applicable surrender charge. (See "Annuity Income Payments, Variable Income Payments.")

C-1

APPENDIX D
CONDENSED FINANCIAL INFORMATION

Sub-Accounts

The date of inception of each of the Sub-Accounts available in the ProtectiveRewards® Elite Variable Annuity Contract as follows:

March 14, 1994 — Oppenheimer Money Fund
 October 2, 2000 — Invesco Van Kampen V.I. Mid Cap
Growth II
 May 1, 2002 — Lord Abbett Growth and Income
Lord Abbett Mid-Cap Value
Lord Abbett Bond-Debenture
 June 2, 2003 — Lord Abbett Growth Opportunities
Lord Abbett Capital Structure
(formerly America's Value)
MFS Growth SS (formerly
Emerging Growth SS)
MFS Research SS
MFS Investors Trust SS
MFS Investors Growth Stock SS
MFS Total Return SS
MFS New Discovery SS
MFS Utilities SS
Oppenheimer Small & MidCap
Growth SS (formerly MidCap SS)
Oppenheimer Capital
Appreciation SS
Oppenheimer Main Street SS
Oppenheimer Global Strategic
Income SS (formerly Strategic
Bond SS)
Oppenheimer Global Securities SS
Oppenheimer High Income SS
Invesco Van Kampen V.I. Capital
Growth II
Van Kampen LIT Enterprise II*
Invesco Van Kampen V.I.
Comstock II
Invesco Van Kampen V.I. Growth
and Income II
 December 19, 2003 — Invesco V.I. Government
Securities II
Invesco Van Kampen V.I. Equity
and Income II	May 1, 2006 — Fidelity VIP MidCap-SC2
Fidelity VIP Growth-SC2
Fidelity VIP Equity-Income-SC2
Fidelity VIP Contrafund®-SC2
Fidelity VIP Investment Grade
Bond SC2
Fidelity VIP Index 500-SC2
Franklin Income Securities-C2
Franklin Rising Dividends
Securities-C2
Franklin Small-Mid Cap Growth
Securities-C2
Franklin Flex Cap Growth
Securities-C2
Mutual Shares Securities-C2
Templeton Foreign Securities-C2
Templeton Growth Securities-C2
 May 1, 2007 — Franklin U.S. Government-C2
Templeton Global Bond
Securities-C2 (formerly
Templeton Global Income
Securities-C2)
 May 1, 2008 — Fidelity VIP Freedom Fund —
2015 Maturity-SC2
Fidelity VIP Freedom Fund —
2020 Maturity-SC2
Goldman Sachs Strategic Growth
(formerly Capital Growth)
Service Class
Goldman Sachs Large Cap Value
(formerly Growth and Income)
Service Class
Goldman Sachs Strategic
International Equity Service
Class
Goldman Sachs Structured Small
Cap Equity Service Class
Goldman Sachs Structured U.S.
Equity Service Class
Lord Abbett Classic Stock
(formerly Large-Cap Core)
Lord Abbett International
Opportunities (formerly
International)
Invesco V.I. International Growth II
UIF Global Real Estate Class II

November 2, 2009 — Franklin Small Cap Value
Securities, Class 2
Goldman Sachs Growth
Opportunities, Service Class
Legg Mason ClearBridge
Mid Cap Core, Class II
Legg Mason ClearBridge
Small Cap Growth, Class II
Lord Abbett Fundamental Equity
(formerly All Value)
MFS Research Bond SS
MFS Value SS
PIMCO VIT Long-Term US
Government, Advisor Class
PIMCO VIT Low Duration,
Advisor Class
PIMCO VIT Real Return,
Advisor Class
PIMCO VIT Short-Term,
Advisor Class
PIMCO VIT Total Return,
Advisor Class
Royce Capital Micro-Cap,
Service Class
Royce Capital Small-Cap,
Service Class
Invesco Van Kampen V.I.
US Mid Cap Value, Class II
Invesco V.I. Balanced Risk
Allocation II
May 1, 2010 — Goldman Sachs Mid Cap Value Fund, Service Class

*  The Van Kampen LIT Enterprise Portfolio was liquidated on April 24, 2009.

Accumulation Units

The following tables show, for each available Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the class of Accumulation Units available in the ProtectiveRewards® Elite Variable Annuity Contract as of December 31 of each year listed. We offer other variable annuity contracts with classes of Accumulation Units in each available Sub-Account that have different mortality and expense risk charges and administration charges than the class of Accumulation Units offered in the ProtectiveRewards® Elite Variable Annuity. Only the classes of Accumulation Units available in the ProtectiveRewards® Elite Variable Annuity Contract are shown in the following tables. For charges associated with this class of Accumulation Units, see "Fees and Expenses, Periodic Charges," on page 4 of this prospectus.

You should read the information in the following tables in conjunction with the Variable Account's financial statements and the related notes in the Statement of Additional Information.

Accumulation Unit Values

ALL ACCUMULATION UNIT VALUES ARE ROUNDED TO THE NEAREST WHOLE CENT

Sub Account	Year Ended
Fidelity VIP Contrafund® — Service Class 2	2010	$14.79
	2009	$12.84
	2008	$9.62
Fidelity VIP Equity-Income — Service Class 2	2010	$11.65
	2009	$10.29
	2008	$8.04
Fidelity VIP Freedom Fund — 2015 Maturity — Service Class 2	2010	$10.38
	2009	$9.35
	2008	$7.59
Fidelity VIP Freedom Fund — 2020 Maturity — Service Class 2	2010	$10.14
	2009	$9.01
	2008	$7.11
Fidelity VIP Growth — Service Class 2	2010	$11.45
	2009	$9.38
	2008	$7.44
Fidelity VIP Index 500 — Service Class 2	2010	$12.02
	2009	$10.63
	2008	$8.55
Fidelity VIP Investment Grade Bond — Service Class 2	2010	$12.44
	2009	$11.74
	2008	$10.32
Fidelity VIP Mid-Cap — Service Class 2	2010	$19.05
	2009	$15.04
	2008	$10.92
Franklin Templeton — Franklin Flex Cap Growth Securities — Class 2	2010	$10.72
	2009	$9.36
	2008	$7.15
Franklin Templeton — Franklin Income Securities — Class 2	2010	$11.83
	2009	$10.66
	2008	$7.98
Franklin Templeton — Franklin Rising Dividends Securities — Class 2	2010	$10.36
	2009	$8.71
	2008	$7.54
Franklin Templeton — Franklin Small Cap Value Securities — Class 2	2010	$12.85
	2009	$10.17

Accumulation Unit Values

ALL ACCUMULATION UNIT VALUES ARE ROUNDED TO THE NEAREST WHOLE CENT

Sub Account	Year Ended
Franklin Templeton — Franklin Small-Mid Cap Growth Securities — Class 2	2010	$10.95
	2009	$8.71
	2008	$6.16
Franklin Templeton — Mutual Shares Securities — Class 2	2010	$9.50
	2009	$8.67
	2008	$6.99
Franklin Templeton — Templeton Foreign Securities — Class 2	2010	$10.83
	2009	$10.14
	2008	$7.51
Franklin Templeton — Templeton Global Bond Securities (formerly Global	2010	$14.69
Income Securities) — Class 2	2009	$13.07
	2008	$11.18
Franklin Templeton — Templeton Growth Securities — Class 2	2010	$8.94
	2009	$8.45
	2008	$6.54
Franklin Templeton — U.S. Government Fund — Class 2	2010	$11.63
	2009	$11.21
	2008	$11.04
Goldman Sachs Growth Opportunities — Service Class	2010	$12.78
	2009	$10.87
Goldman Sachs Mid Cap Value — Service Class	2010	$11.04
	2009	—
Goldman Sachs Strategic Growth (formerly Capital Growth) — Service Class	2010	$13.54
	2009	$12.44
	2008	$8.56
Goldman Sachs Large Cap Value (formerly Growth and Income) — Service Class	2010	$11.86
	2009	$10.86
	2008	$9.35
Goldman Sachs Strategic International Equity — Service Class	2010	$12.80
	2009	$11.80
	2008	$9.33
Goldman Sachs Structured Small Cap Equity — Service Class	2010	$14.83
	2009	$11.59
	2008	$9.25
Goldman Sachs Structured U.S. Equity — Service Class	2010	$12.36
	2009	$11.14
	2008	$9.36
Legg Mason ClearBridge Mid Cap Core — Class II	2010	$12.53
	2009	$10.42

Sub Account	Year Ended
Legg Mason ClearBridge Small Cap Growth — Class II	2010	$13.00
	2009	$10.58
Lord Abbett Capital Structure (formerly America's Value)	2010	$15.92
	2009	$14.08
	2008	$11.58
Lord Abbett Bond-Debenture	2010	$17.02
	2009	$15.38
	2008	$11.63
Lord Abbett Fundamental Equity (formerly All Value)	2010	$12.28
	2009	$10.47
Lord Abbett Growth and Income	2010	$11.78
	2009	$10.18
	2008	$8.69
Lord Abbett Growth Opportunities	2010	$17.55
	2009	$14.49
	2008	$10.11
Lord Abbett International Opportunities (formerly International)	2010	$9.63
	2009	$8.07
	2008	$5.54
Lord Abbett Classic Stock (formerly Large-Cap Core)	2010	$10.08
	2009	$8.97
	2008	$7.25
Lord Abbett Mid-Cap Value	2010	$13.56
	2009	$10.97
	2008	$8.80
MFS Growth — Service Shares	2010	$16.13
	2009	$14.23
	2008	$10.52
MFS Investors Growth Stock — Service Shares	2010	$6.71
	2009	$6.08
	2008	$4.44
MFS Investors Trust — Service Shares	2010	$13.73
	2009	$12.57
	2008	$10.09
MFS New Discovery — Service Shares	2010	$25.47
	2009	$19.02
	2008	$11.85
MFS Research Bond — Service Shares	2010	$10.58
	2009	$10.02
MFS Research — Service Shares	2010	$14.38
	2009	$12.62
	2008	$9.84

Accumulation Unit Values

ALL ACCUMULATION UNIT VALUES ARE ROUNDED TO THE NEAREST WHOLE CENT

Sub Account	Year Ended
MFS Total Return — Service Shares	2010	$18.00
	2009	$16.67
	2008	$14.37
MFS Utilities — Service Shares	2010	$23.53
	2009	$21.04
	2008	$16.08
MFS Value — Service Shares	2010	$11.43
	2009	$10.43
OppenheimerFunds Capital Appreciation — Service Shares	2010	$15.92
	2009	$14.81
	2008	$10.43
OppenheimerFunds Global Securities — Service Shares	2010	$24.97
	2009	$21.91
	2008	$15.96
OppenheimerFunds High Income — Service Shares	2010	$4.05
	2009	$3.59
	2008	$2.90
OppenheimerFunds Main Street — Service Shares	2010	$13.19
	2009	$11.56
	2008	$9.17
OppenheimerFunds Small & MidCap Growth (formerly Mid Cap) — Service Shares	2010	$12.85
	2009	$10.26
	2008	$7.88
OppenheimerFunds Money Fund	2010	$1.36
	2009	$1.38
	2008	$1.40
OppenheimerFunds Global Strategic Income (formerly Strategic	2010	$18.62
Bond) — Service Shares	2009	$16.47
	2008	$14.12
PIMCO VIT Long-Term US Government — Advisor Class	2010	$10.33
	2009	$9.41
PIMCO VIT Low Duration — Advisor Class	2010	$10.44
	2009	$10.07
PIMCO VIT Real Return — Advisor Class	2010	$10.76
	2009	$10.12
PIMCO VIT Short-Term — Advisor Class	2010	$10.05
	2009	$10.01

Sub Account	Year Ended
PIMCO VIT Total Return — Advisor Class	2010	$10.63
	2009	$9.99
Royce Capital Micro-Cap — Service Class	2010	$13.57
	2009	$10.60
Royce Capital Small-Cap — Service Class	2010	$12.19
	2009	$10.29
Invesco Van Kampen V.I. Comstock II	2010	$15.25
	2009	$13.38
	2008	$10.58
Van Kampen LIT Enterprise II	2010	—
	2009	—
	2008	$3.72
Invesco V.I. Balanced Risk Allocation II	2010	$10.99
	2009	$10.20
Invesco V.I. Government Securities II	2010	$11.32
	2009	$10.96
	2008	$11.03
Invesco Van Kampen V.I. Growth and Income II	2010	$13.83
	2009	$12.52
	2008	$10.24
Invesco Van Kampen V.I. Mid Cap Growth II	2010	$6.31
	2009	$5.03
	2008	$3.27
Invesco Van Kampen V.I. Capital Growth II	2010	$5.12
	2009	$4.35
	2008	$2.67
Invesco Van Kampen V.I. Equity and Income II	2010	$15.04
	2009	$13.63
	2008	$11.30
UIF Global Real Estate II	2010	$9.74
	2009	$8.09
	2008	$5.80
Invesco V.I. International Growth II	2010	$8.15
	2009	$7.53
	2008	$5.60
Invesco Van Kampen V.I. US Mid Cap Value II	2010	$12.53
	2009	$10.41

Accumulation Unit Outstanding

ALL ACCUMULATION UNITS ARE ROUNDED TO THE NEAREST UNIT

Sub Account	Year Ended
Fidelity VIP Contrafund® — Service Class 2	2010 2009 2008	359,335 116,327 747
Fidelity VIP Equity-Income — Service Class 2	2010 2009 2008	63,884 51,175 —
Fidelity VIP Freedom Fund — 2015 Maturity — Service Class 2	2010 2009 2008	14,509 14,327 3,037
Fidelity VIP Freedom Fund — 2020 Maturity — Service Class 2	2010 2009 2008	8,138 12,558 —
Fidelity VIP Growth — Service Class 2	2010 2009 2008	12,104 12,797 —
Fidelity VIP Index 500 — Service Class 2	2010 2009 2008	264,400 109,155 —
Fidelity VIP Investment Grade Bond — Service Class 2	2010 2009 2008	556,665 264,587 1,754
Fidelity VIP Mid-Cap — Service Class 2	2010 2009 2008	336,994 87,613 4,662
Franklin Templeton — Franklin Flex Cap Growth Securities — Class 2	2010 2009 2008	61,479 24,934 —
Franklin Templeton — Franklin Income Securities — Class 2	2010 2009 2008	492,149 153,953 272
Franklin Templeton — Franklin Rising Dividends Securities — Class 2	2010 2009 2008	793,789 265,363 6,634
Franklin Templeton — Franklin Small Cap Value Securities — Class 2	2010 2009	37,502 4,406
Franklin Templeton — Franklin Small-Mid-Cap Growth Securities — Class 2	2010 2009 2008	138,772 68,797 —

Sub Account	Year Ended
Franklin Templeton — Mutual Shares Securities — Class 2	2010 2009 2008	1,145,315 233,910 182
Franklin Templeton — Templeton Foreign Securities — Class 2	2010 2009 2008	300,075 68,445 130
Franklin Templeton — Templeton Global Bond Securities (formerly Global Income Securities) — Class 2	2010 2009 2008	594,434 112,515 1,486
Franklin Templeton — Templeton Growth Securities — Class 2	2010 2009 2008	97,916 38,038 751
Franklin Templeton — U.S. Government Fund — Class 2	2010 2009 2008	1,073,640 355,744 761
Goldman Sachs Growth Opportunities — Service Class	2010 2009	29,539 1,431
Goldman Sachs Mid Cap Value — Service Class	2010 2009	146,302 —
Goldman Sachs Strategic Growth (formerly Capital Growth) — Service Class	2010 2009 2008	303,733 51,010 —
Goldman Sachs Large Cap Value (formerly Growth and Income) — Service Class	2010 2009 2008	329,848 41,749 —
Goldman Sachs Strategic International Equity — Service Class	2010 2009 2008	153,035 24,950 —
Goldman Sachs Structured Small Cap Equity — Service Class	2010 2009 2008	16,740 15,935 —
Goldman Sachs Structured U.S. Equity — Service Class	2010 2009 2008	12,646 9,850 —
Legg Mason ClearBridge Mid Cap Core — Class II	2010 2009	84,169 2,967
Legg Mason ClearBridge Small Cap Growth — Class II	2010 2009	10,795 —
Lord Abbett Capital Structure (formerly America's Value)	2010 2009 2008	33,118 20,065 388

Accumulation Unit Outstanding

ALL ACCUMULATION UNITS ARE ROUNDED TO THE NEAREST UNIT

Sub Account	Year Ended
Lord Abbett Bond-Debenture	2010 2009 2008	768,683 224,382 15,840
Lord Abbett Fundamental Equity (formerly All Value)	2010 2009	331,115 19,799
Lord Abbett Growth and Income	2010 2009 2008	242,038 89,450 15,000
Lord Abbett Growth Opportunities	2010 2009 2008	27,643 14,263 268
Lord Abbett International Opportunities (formerly International)	2010 2009 2008	87,990 31,969 —
Lord Abbett Classic Stock (formerly Large-Cap Core)	2010 2009 2008	62,247 30,444 —
Lord Abbett Mid-Cap Value	2010 2009 2008	59,527 21,964 5,851
MFS Growth — Service Shares	2010 2009 2008	16,575 11,651 —
MFS Investors Growth Stock — Service Shares	2010 2009 2008	101,020 22,541 518
MFS Investors Trust — Service Shares	2010 2009 2008	180,828 23,266 —
MFS New Discovery — Service Shares	2010 2009 2008	108,526 10,629 4,549
MFS Research Bond — Service Shares	2010 2009	273,024 15,259
MFS Research — Service Shares	2010 2009 2008	9,585 4,668 —

Sub Account	Year Ended
MFS Total Return — Service Shares	2010 2009 2008	191,629 81,943 1,594
MFS Utilities — Service Shares	2010 2009 2008	91,238 47,363 —
MFS Value — Service Shares	2010 2009	85,788 5,087
OppenheimerFunds Capital Appreciation — Service Shares	2010 2009 2008	17,474 3,657 172
OppenheimerFunds Global Securities — Service Shares	2010 2009 2008	179,999 32,754 3,251
OppenheimerFunds High Income — Service Shares	2010 2009 2008	17,761 44,231 727
OppenheimerFunds Main Street — Service Shares	2010 2009 2008	55,532 19,275 459
OppenheimerFunds Small & MidCap Growth (formerly Mid Cap) — Service Shares	2010 2009 2008	12,832 12,965 —
OppenheimerFunds Money Fund	2010 2009 2008	5,182,725 1,940,914 68,807
OppenheimerFunds Global Strategic Income (formerly Strategic Bond) — Service Shares	2010 2009 2008	478,900 194,955 6,402
PIMCO VIT Long-Term US Government — Advisor Class	2010 2009	44,927 539
PIMCO VIT Low Duration — Advisor Class	2010 2009	529,965 16,681
PIMCO VIT Real Return — Advisor Class	2010 2009	650,049 21,197
PIMCO VIT Short-Term — Advisor Class	2010 2009	247,192 8,496
PIMCO VIT Total Return — Advisor Class	2010 2009	1,735,076 95,913
Royce Capital Micro-Cap — Service Class	2010 2009	42,895 324

Accumulation Unit Outstanding

ALL ACCUMULATION UNITS ARE ROUNDED TO THE NEAREST UNIT

Sub Account	Year Ended
Royce Capital Small-Cap — Service Class	2010 2009	345,466 10,539
Invesco Van Kampen V.I. Comstock II	2010 2009 2008	118,711 42,845 3,593
Van Kampen LIT Enterprise II	2010 2009 2008	— — 574
Invesco V.I. Balanced Risk Allocation II	2010 2009	80,058 —
Invesco V.I. Government Securities II	2010 2009 2008	129,456 67,160 314
Invesco Van Kampen V.I. Growth and Income II	2010 2009 2008	676,761 99,926 8,182
Invesco Van Kampen V.I. Mid Cap Growth II	2010 2009 2008	217,785 49,365 —
Invesco Van Kampen V.I. Capital Growth II	2010 2009 2008	36,430 35,716 3,489
Invesco Van Kampen V.I. Equity and Income II	2010 2009 2008	312,258 56,126 5,393
UIF Global Real Estate II	2010 2009 2008	103,453 28,405 —
Invesco V.I. International Growth II	2010 2009 2008	33,712 32,712 —
Invesco Van Kampen V.I. US Mid Cap Value II	2010 2009	13,583 —

APPENDIX E

Example of SecurePay Rider with the SecurePay R72 Benefit

For Contract Owners Who Purchased the Rider on or After May 1, 2009

The purpose of the following example is to demonstrate the operation of the SecurePay Rider with the SecurePay R72 Benefit ("SecurePay Rider") for Contract Owners who purchased the rider on or after May 1, 2009 (or later, subject to state approval). The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

ASSUMPTIONS:

•  Joe, 55 years old on the Effective Date

•  Purchased the SecurePay Rider with the SecurePay R72 Benefit at time of Contract Purchase and after May 1, 2009

•  Elected Single Life Coverage

•  Began making SecurePay Withdrawals 13 years after the Rider Effective Date

•  Because Joe was 68 on the Benefit Election Date, he received the 5% Maximum Withdrawal Percentage

Contract Year	Purchase Payments		Net Withdrawals		Hypothetical Contract Value		SecurePay Roll-Up Value		Benefit Base		Annual Withdrawal Amount	Annual Withdrawal Amount Balance
At issue	100,000		N/A		100,000		100,000	(A)	100,000	(A)	—	—
1	15,000	(B)	—		119,336		122,200	(C)	122,200	(D)	—	—
2	—		—		133,212		130,998	(E)	133,212	(F)	—	—
3	10,000	(G)	—		145,941		142,803	(H)	142,803	(I)	—	—
4	—		—		154,057		153,084		153,084	(J)	—	—
5	—		—		116,753		164,106		164,106	(K)	—	—
6	—		—		99,317		175,922		175,922	(L)	—	—
7	—		—		117,908		188,588		188,588	(M)	—	—
8	—		—		93,575		188,588	(N)	188,588	(O)	—	—
9	12,000		—		112,836		202,166	(P)	202,166	(Q)	—	—
10	—		10,000		105,382	(R)	197,939	(S)	197,939	(T)	—	—
11	—		—		120,015		212,191		212,191	(U)	—	—
12	—		—		143,194		N/A	(V)	212,191	(W)	—	—
13	—		10,610	(X)	150,931		N/A		212,191		10,610	—
14	—		10,610	(X)	158,078		N/A		212,191		10,610	—
15	—		10,610	(X)	155,209		N/A		212,191		10,610	—
16	—		2,000	(Y)	163,611		N/A		212,191		10,610	8,610	(Y)
17	—		10,610	(Z)	154,962		N/A		212,191		10,610	—
18	—		10,610	(Z)	152,795		N/A		212,191		10,610

(A)  The initial Benefit Base is equal to the initial Purchase Payment of $100,000

(B)  The $15,000 Purchase Payment is made six months following the Contract Effective Date and is added to the current Benefit Base of $100,000 at that time. The new Benefit Base is $115,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

(C)  The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($115,000) plus 7.2% of the Benefit Base on the previous contract anniversary (7.2% of $100,000).

(D)  The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-Up Value (max of $115,000, $119,336, and $122,200, respectively).

(E)  The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($122,200) plus 7.2% of the Benefit Base on the previous contract anniversary (7.2% of $122,200).

(F)  The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-Up Value (max of $122,200, $133,212, and $130,998, respectively).

(G)  The $10,000 Purchase Payment is not added to the current Benefit Base because it is made more than 2 years after the Rider Effective Date.

(H)  The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($133,212) plus 7.2% of the Benefit Base on the previous contract anniversary (7.2% of $133,212).

(I)  The SecurePay Roll-Up Value ($142,803) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($145,941 – $10,000).

(J)  The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $144,057 ($154,057 – $10,000).

(K)  The SecurePay Roll-Up Value ($164,106) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($116,753 – $10,000).

(L)  The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $89,317 ($99,317 – $10,000).

(M)  The SecurePay Roll-Up Value ($188,588) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($117,908 – $10,000).

(N)  Since the Contract Value is <50% of the most recently calculated Benefit Base ($188,588), the SecurePay Roll-Up Value does not change.

(O)  The SecurePay Roll-Up Value ($188,588) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($93,575 – $10,000).

(P)  Since the Contract Value is >=50% of the most recently calculated Benefit Base ($188,588), the SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($188,588) plus 7.2% of the Benefit Base on the previous contract anniversary (7.2% of $188,588).

(Q)  The SecurePay Roll-Up Value ($202,166) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($112,836 – $22,000).

(R)  The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 8.7% ($10,000 [amount of withdrawal]/$115,382 [Contract Value before withdrawal] = 0.087. The new Benefit Base is $184,645 ($202,166 – ($202,166 * ($10,000/$115,382))).

(S)  The Roll-Up Guaranteed increase is also reduced in the same proportion of the Benefit Base (.072 * $202,166 * (1 – .087)) to $13,294. The Roll-Up Value is then calculated by adding the adjusted Roll-Up Guaranteed amount to the adjusted Benefit Base ($184,645 + $13,294).

(T)  The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value ($105,382 – $22,000) and the SecurePay Roll-Up Value ($197,939).

(U)  The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $98,015 ($120,015 – $22,000).

(V)  Since 10 contract anniversaries have elapsed where the Roll-up Amount was >$0 (ie, the SecurePay Roll-Up Value increased), the Roll-Up period ends.

(W)  The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $121,194 ($143,194 – $22,000).

(X)  For the next three years, Joe takes the full Annual Withdrawal Amount of $10,610 (.05 * $212,191)

(Y)  In year 16, Joe only takes $2,000 of the available $10,610. Please note that the $8,610 is not carried over to the next year.

(Z)  For the last two years, Joe takes the full Annual Withdrawal Amount of $10,610 (.05 * $212,191)

Example of SecurePay Rider
(without the SecurePay R72 Benefit)
For Contract Owners Who Purchased the Rider on or After May 1, 2009

The purpose of the following example is to demonstrate the operation of SecurePay ("SecurePay Rider") without the SecurePay R72 Benefit for Contract Owners who purchased the rider on or after May 1, 2009 (or later, subject to state approval). The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

ASSUMPTIONS:

•  Joe, 55 years old on the Effective Date

•  Purchased the SecurePay Rider at time of Contract Purchase and after May 1, 2009

•  Elected Single Life Coverage

•  Began making SecurePay Withdrawals 11 years after the Rider Effective Date

•  He received the 5% Maximum Withdrawal Percentage

Contract Year	Purchase Payments		Net Withdrawals		Hypothetical Contract Value	Benefit Base		Annual Withdrawal Amount	Annual Withdrawal Amount Balance
At issue	100,000		N/A		100,000	100,000	(A)	0	0
1	50,000	(B)	0		153,975	153,975	(C)	0	0
2	0		0		161,676	161,676	(D)	0	0
3	25,000	(E)	0		210,964	185,964	(F)	0	0
4	0		0		208,164	185,964	(G)	0	0
5	0		0		246,037	221,037	(H)	0	0
6	15,000	(I)	0		249,536	221,037	(J)	0	0
7	0		0		290,987	250,987	(K)	0	0
8	0		10,000	(L)	288,172	248,172	(M)	0	0
9	0		0		312,085	272,085	(N)	0	0
10	0		0		337,317	297,317	(O)	0	0
11	0		14,866	(P)	313,603	297,317		14,866	0
12	0		14,866	(P)	329,576	297,317		14,866	0
13	0		14,866	(P)	333,375	297,317		14,866	0
14	0		5,000	(Q)	359,462	319,462	(Q)	14,866	9,866	(Q)
15	0		15,973	(R)	355,423	319,462		15,973	0
16	0		15,973	(R)	348,558	319,462		15,973	0
17	0		15,973	(R)	334,053	319,462		15,973	0

(A)  The initial Benefit Base is equal to the initial Purchase Payment of $100,000.

(B)  The $50,000 Purchase Payment is added to the current Benefit Base of $100,000. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

(C)  The Benefit Base of $150,000 is compared to the Anniversary Value of $153,975. The Benefit Base steps up to $153,975.

(D)  The Benefit Base steps up to the Anniversary Value of $161,676.

(E)  The $25,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Effective Date.

(F)  The Anniversary Value equals $185,964 ($210,964 – $25,000). The Benefit Base steps up to $185,964, since that is greater than the current Benefit Base of $161,676.

(G)  The Benefit Base remains at $185,964 since the Anniversary Value is less ($208,164 – $25,000 = 183,164).

(H)  The Benefit Base steps up to the Anniversary Value of $221,037 ($246,037 – $25,000).

(I)  The $15,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Effective Date.

(J)  The Benefit Base remains at $221,037 since the Anniversary Value is less ($249,536 – $40,000 = $209,536).

(K)  The Benefit Base steps up to the Anniversary Value of $250,987 ($290,987 – $40,000).

(L)  The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal] /$298,172 [Contract Value before withdrawal] = 0.034). The new Benefit Base is $242,569 ($250,987 – ($250,987 * ($10,000/$298,172))).

(M)  The Benefit Base steps up to the Anniversary Value of $248,172 ($288,172 – $40,000).

(N)  The Benefit Base steps up to the Anniversary Value of $272,085 ($312,085 – $40,000).

(O)  The Benefit Base steps up to the Anniversary Value of $297,317 ($337,317 – $40,000).

(P)  For the next three years, Joe takes the full Annual Withdrawal Amount of $14,866 (.05 x $297,317).

(Q)  In year 14, Joe only takes $5,000 of the available $14,866. Please note that the $9,866 is not carried over to the next year. The Benefit Base steps up to the Anniversary Value of $319,462 ($359,462 – $40,000).

(R)  For the last three years, Joe takes the full Annual Withdrawal Amount of $15,973 (.05 x $319,462).

(This page has been left blank intentionally.)

APPENDIX F

The SecurePay GMAB (Not Available On or After May 1, 2009)

If you purchased the SecurePay rider prior to May 1, 2009, we offered the rider by itself or, for an increased SecurePay Fee, with an optional SecurePay feature that could be selected at the time you purchased the rider (but not after purchase): the SecurePay Guaranteed Minimum Accumulation Benefit (GMAB).

As of May 1, 2009, the SecurePay GMAB is no longer available with the purchase of the SecurePay rider, even if you purchased your Contract prior to May 1, 2009 and you purchase the rider on or after May 1, 2009 by exercising the RightTime® option.

The following describes the SecurePay GMAB for those Owners who purchased it with their SecurePay rider prior to May 1, 2009. If you selected the SecurePay GMAB, you may not cancel it. This feature will terminate when your SecurePay rider terminates (if not sooner). All of the terms and conditions of the rider apply in addition to the specific terms and conditions of the benefit. Please see "SecurePay With RightTime® Option" in the prospectus. For hypothetical examples of the SecurePay rider issued before May 1, 2009, please see Appendix G and Appendix H in this prospectus.

SecurePay Guaranteed Minimum Accumulation Benefit (GMAB) (Not available on or after May 1, 2009)

The SecurePay GMAB was designed to protect you from poor investment performance under the Contract during a specified period. Subject to certain conditions, the SecurePay GMAB provides a future "safety net" by guaranteeing that at the end of a specified period ("GMAB Period"), your Contract Value will not be less than a minimum guaranteed amount ("GMAB Guaranteed Amount"). If your Contract Value is less than this amount on that date we will increase your Contract Value to equal the GMAB Guaranteed Amount.

Important Considerations

•  A partial surrender will reduce the GMAB Guaranteed Amount in the same proportion that the partial surrender reduces your Contract Value. Thus, partial surrenders may significantly reduce the value of the SecurePay GMAB.

•  The SecurePay GMAB must remain in effect for the entire GMAB Period in order to obtain the guarantee under this benefit. If you establish the Benefit Election Date prior to the end of the GMAB Period, we will terminate the SecurePay GMAB and you will not receive any increase in your Contract Value to equal the GMAB Guaranteed Amount (or any refund of the increased SecurePay Fee). However, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See the discussion titled Beginning Your SecurePay Withdrawals in the "SecurePay With RightTime® Option" section of the prospectus. You should carefully weigh the advantages of the SecurePay GMAB with the disadvantages of delaying taking SecurePay Withdrawals.

•  Purchase Payments received by us more than one year after the Rider Effective Date are not included in the calculation of the GMAB Guaranteed Amount.

•  Because your Contract Value may be greater than or equal to the GMAB Guaranteed Amount at the end of the GMAB Period, you may never need to rely on the SecurePay GMAB. Thus, you may be paying for a benefit that you never realize. We will not refund the increased SecurePay Fee if your Contract Value is not increased by the SecurePay GMAB.

•  If your Contract Value is reduced to zero during the GMAB Period, your SecurePay GMAB will terminate and you will not receive any increase in your Contract Value equal to the GMAB Guaranteed Amount.

F-1

Calculating the GMAB Guaranteed Amount

On the Rider Effective Date, we will determine your initial GMAB Guaranteed Amount. Your initial GMAB Guaranteed Amount is equal to your initial Purchase Payment. Thereafter, we increase the GMAB Guaranteed Amount dollar-for-dollar for each Purchase Payment received by us during the first year following the Rider Effective Date. Any Purchase Payments that we receive after the first year will not increase the GMAB Guaranteed Amount. We reduce the GMAB Guaranteed Amount for each partial surrender from the Contract in the same proportion that each partial surrender reduces your Contract Value as of the date we process the partial surrender request.

Example: Assume that on January 1st you purchase the SecurePay rider with the SecurePay GMAB and make an initial Purchase Payment of $100,000. The GMAB Guaranteed Amount would equal $100,000. To continue this example, assume:

On March 1st of that same year, your Contract Value increases to $101,000 due to favorable market performance and you make an additional Purchase Payment of $10,000. Your Contract Value would increase to $111,000 ($101,000 + $10,000) and your GMAB Guaranteed Amount would increase to $110,000 ($100,000 + $10,000).

On October 1st, your Contract Value further increases to $115,000 due to favorable market performance and you make a $20,000 partial surrender. Your Contract Value would decrease to $95,000 ($115,000 – $20,000). Because the partial surrender reduced your Contract Value by 17.39% (($115,000 – $95,000)/$115,000), we would proportionally reduce your GMAB Guaranteed Amount by 17.39%, or $19,130.43 ($110,000 – 17.39%) to $90,869.57 ($115,000 – $19,130.43).

Note: Partial surrenders could reduce your GMAB Guaranteed Amount by substantially more than the actual amount of the partial surrender. For example, assume your GMAB Guaranteed Amount is $100,000. If you make a partial surrender of $45,000 and your Contract Value at that time is $90,000 (i.e., the partial surrender is 50% of your Contract Value), then the GMAB Guaranteed Amount is reduced by 50% to $50,000. Thus, the $45,000 partial surrender would reduce the GMAB Guaranteed Amount by more than $45,000 — it would reduce it by $50,000.

On February 1st of the following year, your Contract Value decreases to $90,000 due to unfavorable market performance and you make an additional Purchase Payment of $5,000. Your Contract Value would increase to $95,000 ($90,000 + $5,000), but your GMAB Guaranteed Amount would remain at $90.869.57 since you made the additional Purchase Payment more than one year following the Rider Effective Date. However, any additional partial surrenders would continue to decrease your GMAB Guaranteed Amount.

"Stepping Up" the GMAB Guaranteed Amount

On the 5th Contract Anniversary following the Rider Effective Date, you may "step-up" the GMAB Guaranteed Amount to equal your current Contract Value and begin a new GMAB Period. To do so:

•  you must elect the step-up in writing within 90 days prior to the 5th Contract Anniversary;

•  your Contract Value on the 5th Contract Anniversary following the Rider Effective Date must be greater than the GMAB Guaranteed Amount on that date;

•  the new GMAB Period must not extend beyond the Annuity Commencement Date then in effect;

•  we must receive your request prior to the oldest Owner's 85th birthday (or, in the case of a Qualified Contract, the Annuitant's 85th birthday); and

•  the SecurePay GMAB must still be in effect.

If you elect the step-up, a new GMAB Period will begin on the 5th Contract Anniversary following the Rider Effective Date. We also will adjust your GMAB Guaranteed Amount so that it is equal to your Contract Value on the 5th Contract Anniversary following the Rider Effective Date. Please note that any Purchase Payments we receive following the date of reset will not increase the GMAB Guaranteed Amount. Upon step-up, we reserve

F-2

the right to change your SecurePay Fee to the fee we are currently charging for a newly issued SecurePay rider, although this fee will never be greater than the maximum SecurePay Fee listed in your rider.

Note: If you establish the Benefit Election Date prior to the end of the new GMAB Period, we will terminate the SecurePay GMAB and you will not receive any increase in your Contract Value to equal the GMAB Guaranteed Amount (or any refund of the increased SecurePay Fee). However, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See the discussion titled Beginning Your SecurePay Withdrawals in the "SecurePay With RightTime® Option" section of the prospectus. You should carefully weigh the advantages of "stepping up" the GMAB Guaranteed Amount with the disadvantages of delaying taking SecurePay Withdrawals.

Determining the GMAB Period

On the Rider Effective Date, we will begin the GMAB Period. The GMAB Period will continue until the earliest of:

(1)  the 10th Contract Anniversary following the later of: (a) the Rider Effective Date; or (b) the date you "step-up" the GMAB Period, as discussed above;

(2)  the Benefit Election Date; or

(3)  termination of your SecurePay rider (see the discussion titled Terminating the SecurePay Rider in the "SecurePay With RightTime® Option" section of the prospectus).

Expiration of the GMAB Period

If, at the end of the GMAB Period, your Contract Value is less than the GMAB Guaranteed Amount, we will increase your Contract Value to equal the GMAB Guaranteed Amount. We will allocate the increase in Contract Value pro-rata among the Sub-Accounts in which you are invested.

Example: Assume that on January 1, 2018, your GMAB Period ends, your Contract Value equals $100,000, and your GMAB Guaranteed Amount equals $150,000. Since your Contract Value ($100,000) is less than your GMAB Guaranteed Amount ($150,000) at the end of your GMAB Period, we will increase your Contract Value to $150,000 to equal your GMAB Guaranteed Amount. We will allocate the increased amount ($50,000) pro-rata among the Sub-Accounts in which you are invested.

Termination of the SecurePay GMAB

The SecurePay GMAB will terminate on the earliest of:

(1)  the end of the GMAB Period (or the end of the new GMAB Period following "step-up" of the GMAB Guaranteed Amount);

(2)  the Benefit Election Date; or

(3)  termination of your SecurePay rider (see the discussion titled Terminating the SecurePay Rider in the "SecurePay With RightTime® Option" section of the prospectus).

If the SecurePay GMAB terminates due to the establishment of the Benefit Election Date or the termination of your SecurePay rider, you will not receive any increase in your Contract Value to equal the GMAB Guaranteed Amount (or any refund of the increased SecurePay Fee).

Upon termination of the SecurePay GMAB, we will no longer assess the increased SecurePay Fee for the SecurePay GMAB. However, we will continue to assess the SecurePay Fee for the SecurePay rider or, if purchased, the increased SecurePay Fee for the SecurePay R72 Benefit until termination of the rider.

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Repurchasing the SecurePay GMAB

If your SecurePay GMAB terminated before the oldest Owner's 85th birthday (or, in the case of a Qualified Contract, the Annuitant's 85th birthday), you may request to repurchase the SecurePay GMAB. We must receive your written request within 90 days prior to the date of termination, your SecurePay rider must still be in effect, the new GMAB Period must not extend beyond the Annuity Commencement Date then in effect, and you must not have established the Benefit Election Date. We will treat the SecurePay GMAB as a new purchase, which means that a new GMAB Period will begin as of the date of termination and your GMAB Guaranteed Amount will be equal to your Contract Value as of that date. We also will increase the GMAB Guaranteed Amount dollar-for-dollar for each Purchase Payment received by us during the first year following the date of repurchase (although any Purchase Payments that we receive after that first year will not increase the GMAB Guaranteed Amount). We will set your SecurePay Fee to equal the fee we are currently charging for a newly issued SecurePay rider, although this fee will never be greater than the maximum SecurePay Fee listed in your rider.

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APPENDIX G

Example of SecurePay Rider
(without the SecurePay R72 Benefit and the SecurePay GMAB)

For Contract Owners Who Purchased the Rider Before May 1, 2009

The purpose of the following example is to demonstrate the operation of the SecurePay Rider ("SecurePay Rider") without the SecurePay R72 Benefit or the SecurePay GMAB for Contract Owners who purchased the rider before May 1, 2009. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

ASSUMPTIONS:

•  Joe, 55 years old on the Effective Date

•  Purchased the SecurePay Rider at time of Contract Purchase and prior to May 1, 2009

•  Elected Single Life Coverage

•  Began making SecurePay Withdrawals 11 years after the Rider Effective Date

•  Because the Benefit Election Date was 11 years after the Rider Effective Date and Joe was 66 on that date, he received the 6% Maximum Withdrawal Percentage

Contract Year	Purchase Payments		Net Withdrawals		Hypothetical Contract Value	Benefit Base		Annual Withdrawal Amount	Annual Withdrawal Amount Balance
At issue	100,000		N/A		100,000	100,000	(A)	0	0
1	50,000	(B)	0		158,955	158,955	(C)	0	0
2	0		0		165,987	165,987	(D)	0	0
3	25,000	(E)	0		215,760	190,760	(F)	0	0
4	0		0		211,719	190,760	(G)	0	0
5	0		0		248,856	223,856	(H)	0	0
6	15,000	(I)	0		251,276	223,856	(J)	0	0
7	0		0		291,400	251,400	(K)	0	0
8	0		10,000	(L)	286,952	246,952	(M)	0	0
9	0		0		309,046	269,046	(N)	0	0
10	0		0		332,184	292,184	(O)	0	0
11	0		17,531	(P)	307,062	292,184		17,531	0
12	0		17,531	(P)	320,745	292,184		17,531	0
13	0		17,531	(P)	322,393	292,184		17,531	0
14	0		5,000	(Q)	345,506	305,506	(Q)	17,531	12,531	(Q)
15	0		18,330	(R)	339,725	305,506		18,330	0
16	0		18,330	(R)	331,210	305,506		18,330	0
17	0		18,330	(R)	315,437	305,506		18,330	0

(A)  The initial Benefit Base is equal to the initial Purchase Payment of $100,000.

(B)  The $50,000 Purchase Payment is added to the current Benefit Base of $100,000. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

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(C)  The Benefit Base of $150,000 is compared to the Anniversary Value of $158,955. The Benefit Base steps up to $158,955.

(D)  The Benefit Base steps up to the Anniversary Value of $165,987.

(E)  The $25,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Effective Date.

(F)  The Anniversary Value equals $190,760 ($215,760 – $25,000). The Benefit Base steps up to $190,760, since that is greater than the current Benefit Base of $165,987.

(G)  The Benefit Base remains at $190,760 since the Anniversary Value is less ($211,719 – $25,000 = 186,716).

(H)  The Benefit Base steps up to the Anniversary Value of $223,856 ($248,856 – $25,000).

(I)  The $15,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Effective Date.

(J)  The Benefit Base remains at $223,856 since the Anniversary Value is less ($251,276 – $40,000 = $211,276).

(K)  The Benefit Base steps up to the Anniversary Value of $251,400 ($291,400 – $40,000).

(L)  The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal] /$296,952 [Contract Value before withdrawal] = 0.034). The new Benefit Base is $242,934 ($251,400 – ($251,400 * ($10,000/$296,952))).

(M)  The Benefit Base steps up to the Anniversary Value of $246,952 ($286,952 – $40,000).

(N)  The Benefit Base steps up to the Anniversary Value of $269,046 ($309,046 – $40,000).

(O)  The Benefit Base steps up to the Anniversary Value of $292,184 ($332,184 – $40,000).

(P)  For the next three years, Joe takes the full Annual Withdrawal Amount of $17,531 (.06 x $292,184).

(Q)  In year 14, Joe only takes $5,000 of the available $17,531. Please note that the $12,531 is not carried over to the next year. The Benefit Base steps up to the Anniversary Value of $305,506 ($345,506 – $40,000).

(R)  For the last three years, Joe takes the full Annual Withdrawal Amount of $18,330 (.06 x $305,506).

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APPENDIX H

Example of SecurePay Rider with the SecurePay R72 Benefit
and the SecurePay GMAB

For Contract Owners Who Purchased the Rider Before May 1, 2009

The purpose of the following example is to demonstrate the operation of the SecurePay Rider with the SecurePay R72 Benefit and the SecurePay GMAB ("SecurePay Rider") for Contract Owners who purchased the rider before May 1, 2009. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

ASSUMPTIONS:

•  Joe, 55 years old on the Effective Date

•  Purchased the SecurePay Rider with the SecurePay R72 Benefit and the SecurePay GMAB at time of Contract Purchase and prior to May 1, 2009

•  Elected Single Life Coverage

•  Began making SecurePay Withdrawals 11 years after the Rider Effective Date

•  Because Joe was 66 on the Benefit Election Date, he received the 5% Maximum Withdrawal Percentage

Contract Year	Purchase Payments		Net Withdrawals		Hypothetical Contract Value		SecurePay Roll-Up Value		Benefit Base		Annual Withdrawal Amount	Annual Withdrawal Amount Balance		GMAB Guaranteed Amount
At issue	100,000		N/A		100,000		100,000	(A)	100,000	(A)	—	—		100,000	(A)
1	50,000	(B)	—		153,975		157,200	(C)	157,200	(D)	—	—		100,000
2	—		—		161,676		168,518	(E)	168,518	(F)	—	—		100,000
3	25,000	(G)	—		209,964		180,651	(H)	184,964	(I)	—	—		100,000
4	—		—		208,164		198,281		198,281	(J)	—	—		100,000
5	—		—		246,037		212,557		221,037	(K)	—	—		100,000
6	15,000		—		249,536		236,951		236,951	(L)	—	—		100,000
7	—		—		290,987		248,798		250,987	(M)	—	—		100,000
8	—		10,000		288,172	(N)	260,026	(O)	260,026	(P)	—	—		96,646	(Q)
9	—		—		312,085		278,748		278,748	(R)	—	—		96,646
10	—		—		337,317		298,818		298,818	(S)	—	—		96,646	(T)
11	—		14,941	(U)	313,603		N/A	(V)	298,818		14,941	—		N/A
12	—		14,941	(U)	329,576		N/A		298,818		14,941	—		N/A
13	—		14,941	(U)	333,375		N/A		298,818		14,941	—		N/A
14	—		5,000	(W)	359,462		N/A		319,462	(W)	14,941	9,941	(W)	N/A
15	—		15,973	(X)	355,423		N/A		319,462		15,973	—		N/A
16	—		15,973	(X)	348,558		N/A		319,462		15,973	—		N/A
17	—		15,973	(X)	334,053		N/A		319,462		15,973	—		N/A

(A)  The initial Benefit Base and initial GMAB Guaranteed Amount are each equal to the initial Purchase Payment of $100,000

(B)  The $50,000 Purchase Payment is added to the current Benefit Base of $100,000. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

(C)  The SecurePay Roll-up Value is equal to the most recently calculated Benefit Base ($150,000) plus 7.2% of the Benefit Base on the previous Contract Anniversary (7.2% of $100,000).

(D)  The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-up Value (max of $150,000, $153,975, and $157,200, respectively).

(E)  The SecurePay Roll-up Value is equal to the most recently calculated Benefit Base ($157,200) plus 7.2% of the Benefit Base on the previous contract anniversary (7.2% of $157,200).

(F)  The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-up Value (max of $157,200, $161,676, and $168,518, respectively).

(G)  The $25,000 Purchase Payment is not added to the current BenefitBase because it is made more than 2 years after the Rider Effective Date.

(H)  The SecurePay Roll-up Value is equal to the most recently calculated Benefit Base ($168,518) plus 7.2% of the Benefit Base on the previous contract anniversary (7.2% of $168,518).

(I)  The SecurePay Roll-up Value ($180,651) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($209,964 – $25,000). Note that the Roll-Up period is reset since the Benefit Base is set equal to the SecurePay Anniversary Value.

(J)  The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $183,164 ($208,164 – $25,000).

(K)  The SecurePay Roll-up Value ($212,557) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($246,037 – $25,000). Note that the Roll-Up Period is reset since the Benefit Base is set equal to the SecurePay Anniversary Value.

(L)  The recalculated Benefit Base is equal to the SecurePay Roll-up Value since it is higher than the SecurePay Anniversary Value of $209,536 ($249,536 – $40,000).

(M)  The SecurePay Roll-Up Value ($248,798) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($290,987 – $40,000). Note that the Roll-Up Period is reset since the Benefit Base is set equal to the SecurePay Anniversary Value.

(N)  The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal]/$298,172 [Contract Value before withdrawal] = 0.034. The new Benefit Base is $242,569 ($250,987 – ($250,987 * ($10,000/$298,172))).

(O)  The Roll-Up Guaranteed increase is also reduced in the same proportion of the Benefit Base (.072 * $250,987 * (1 – .034)) to $17,457. The Roll-Up Value is then calculated by adding the adjusted Roll-Up Guaranteed amount to the adjusted Benefit Base ($242,569 + $17,457).

(P)  The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value ($288,172 – $40,000) and the SecurePay Roll-Up Value ($260,026).

(Q)  The GMAB Guaranteed Amount is reduced proportionally due to the $10,000 withdrawal. The amount is reduced by 3.4% ($10,000 [amount of withdrawal]/$298,172 [Contract Value before withdrawal] = 0.034. The new GMAB Guaranteed Amount is $96,646 ($100,000 – ($100,000 * ($10,000/$298,172))).

(R)  The recalculated Benefit Base is equal to the SecurePay Roll-up Value since it is higher than the SecurePay Anniversary Value of $272,085 ($312,085 – $40,000).

(S)  The recalculated Benefit Base is equal to the SecurePay Roll-up Value since it is higher than the SecurePay Anniversary Value of $297,317 ($337,317 – $40,000).

(T)  Since the GMAB Guaranteed Amount was not stepped-up at the end of year 5, the GMAB benefit is no longer available after year 10.

(U)  For the next three years, Joe takes the full Annual Withdrawal Amount of $14,941 (.05 * $298,818)

(V)  Since the withdrawals under the rider begin, the Roll-Up Period stops.

(W)  In year 14, Joe only takes $5,000 of the available $14,941. Please note that the $9,941 is not carried over to the next year. The Benefit Base steps up to the Anniversary Value of $319,462 ($359,462 – $40,000)

(X)  For the last three years, Joe takes the full Annual Withdrawal Amount of $15,973 (.05 * $319,462)

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APPENDIX I

Example of Protective Income Manager Rider

The purpose of the following example is to demonstrate the operation of the Protective Income Manager Rider. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

ASSUMPTIONS:

•  Joe, 75 years old on the Rider Effective Date

•  Purchased the Protective Income Manager Rider at the time of Contract purchase

•  Elected Single Life Coverage

•  Began making Protective Income Manager Withdrawals immediately

Contract Year	Attained Age	Purchase Payments	Hypothetical Contract Value (Beginning of Year)		Protective Income Manager Payment Factor	Contract Value times Payment Factor	Optimal Withdrawal Amount		Total Withdrawal Taken	Excess Withdrawal		Hypothetical Contract Value (End of Year)	Protected Lifetime Payment(A)
1	75	100,000	100,000	(B)	0.06661	6,661	6,661		6,661	—		95,684	6,661
2	76	—	95,684		0.06912	6,614	6,661	(C)	6,661	—		92,517	6,661
3	77	—	92,517		0.07192	6,654	6,661		6,661	—		98,541	6,661
4	78	—	98,541		0.07505	7,396	7,327	(D)	7,327	—		91,009	6,661
5	79	25,000	116,009		0.07859	9,117	8,060		8,060	—		103,677	6,661
6	80	—	103,677		0.08260	8,564	8,564		40,000	31,436	(E)	56,987	6,661
7	81	—	56,987		0.08570	4,884	4,884	(F)	4,884	—		50,637	4,884	(G)
8	82	—	50,637		0.09104	4,610	4,884		4,884	—		51,573	4,884
9	83	—	51,573		0.09729	5,018	5,018	(H)	5,018	—		46,185	4,884
10	84	—	46,185		0.10469	4,835	4,884		4,884	—		38,156	4,884

(A)  Protected Lifetime Payments are available if the rider is in effect on the Maximum Annuity Commencement Date, and equal the lesser of (a) your initial Optimal Withdrawal Amount; or (b) your Optimal Withdrawal Amount as of a Reset Date.

(B)  The initial Contract Value is equal to the initial Purchase Payment of $100,000.

(C)  We recalculate the Optimal Withdrawal Amount by multiplying the Payment Factor (0.06912) by the Contract Value ($95,684), which equals $6,614. However, this amount is lower than our guarantee that, so long as there has not been an Excess Withdrawal, the Optimal Withdrawal Amount will always be at least the greater of 90% of the prior Optimal Withdrawal Amount (90% x $6,661 = $5,994) or the initial Optimal Withdrawal Amount ($6,661). Therefore, the recalculated Optimal Withdrawal Amount is equal to $6,661.

(D)  Although the Payment Factor (0.07505) times the Contract Value ($98,541) equals $7,396, the Optimal Withdrawal Amount is $7,327 since the Optimal Withdrawal Amount cannot be higher than 110% of the prior Optimal Withdrawal Amount ($6,661 x 1.10 = $7,327).

(E)  An Excess Withdrawal occurs when total withdrawals taken during the Contract Year exceed the Optimal Withdrawal Amount.

(F)  On the next Contract Anniversary following an Excess Withdrawal (the "Reset Date"), we reset the "floor" for future Optimal Withdrawal Amounts to equal the lesser of the initial Optimal Withdrawal Amount or the Optimal Withdrawal Amount as of the Reset Date. We will also use a new Protective Income Manager

I-1

Payment Factor determined solely by the age of the (younger) Covered Person (for riders purchased before October 1, 2011, determined by the current number of years remaining until the Maximum Annuity Commencement Date and the age of the (younger) Covered Person) on the Reset Date (provided you have not declined an increase in the Protective Income Manager fee). This will result in a lower Protective Income Manager Payment Factor. In this example, the factor that would have applied in the absence of a Reset (0.08721) is replaced by a new Payment Factor (0.08570) as Joe is now 81 years old. This means the new Optimal Withdrawal Amount is equal to $4,884, which is the Contract Value ($56,987) times the Payment Factor (0.08570). Optimal Withdrawal Amount calculation floors do not apply at Reset Dates.

(G)  This Contract Anniversary is a Reset Date due to the Excess Withdrawal during the prior Contract Year. If the Optimal Withdrawal Amount on a Reset Date is lower than the initial Optimal Withdrawal Amount, then the Protected Lifetime Payment is reduced to equal that year's Optimal Withdrawal Amount.

(H)  The Optimal Withdrawal Amount is equal to $51,573 (Contract Value) times 0.09729 (Payment Factor) = $5,018.

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Appendix J

Protective Income Manager Rider Payment Factors (for riders purchased on or after October 1, 2011)

The following table provides the Protective Income Manager rider payment factors for Single Life and Joint Life Coverage. We calculate your Optimal Withdrawal Amount under the rider by multiplying your Contract Value by the applicable factor. This factor is based upon the attained age of the (younger) Covered Person on the date we calculate the Optimal Withdrawal Amount, as well as that person's age on the Rider Effective Date. On each Contract Anniversary, we will use a new factor to recalculate your Optimal Withdrawal Amount based upon the new attained age of the (younger) Covered Person at that time, but the factor will still continue to be based on the age of the (younger) Covered Person on the Rider Effective Date unless an Excess Withdrawal has been taken.

For example, if you are age 75 on the date you purchase the rider (with single life coverage), your Protective Income Manager Payment factor is 0.06661. If your initial Purchase Payment is $100,000, then your initial Optimal Withdrawal Amount is $6,661 (0.06661 x $100,000). If you never take an Excess Withdrawal, then you will always be able to withdraw at least $6,661 each Contract Year without reducing or eliminating the benefits under the rider. In addition, each year your factor will increase as you get closer to your 95th birthday (but will remain in the age 75 column so long as you do not take an Excess Withdrawal).

Single Life Coverage

Attained Age of Covered Person On Date	Age of Covered Person on Rider Effective Date or Last Reset Date
of Calculation	60	61	62	63	64	65	66	67	68	69	70	71	72	73	74	75
94	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000
93	0.50980	0.50968	0.50956	0.50944	0.50932	0.50920	0.50908	0.50896	0.50884	0.50872	0.50860	0.50848	0.50836	0.50824	0.50812	0.50800
92	0.34649	0.34633	0.34616	0.34600	0.34584	0.34568	0.34551	0.34535	0.34519	0.34503	0.34486	0.34470	0.34454	0.34438	0.34421	0.34405
91	0.26489	0.26471	0.26452	0.26434	0.26415	0.26397	0.26378	0.26360	0.26341	0.26323	0.26304	0.26286	0.26267	0.26249	0.26230	0.26212
90	0.21599	0.21579	0.21559	0.21539	0.21519	0.21499	0.21479	0.21459	0.21439	0.21419	0.21399	0.21379	0.21359	0.21339	0.21319	0.21299
89	0.18342	0.18321	0.18300	0.18279	0.18258	0.18237	0.18216	0.18195	0.18174	0.18153	0.18132	0.18111	0.18090	0.18069	0.18048	0.18027
88	0.16020	0.15998	0.15976	0.15954	0.15933	0.15911	0.15889	0.15867	0.15845	0.15823	0.15801	0.15780	0.15758	0.15736	0.15714	0.15692
87	0.14282	0.14259	0.14236	0.14214	0.14191	0.14169	0.14146	0.14123	0.14101	0.14078	0.14056	0.14033	0.14011	0.13988	0.13966	0.13943
86	0.12932	0.12909	0.12886	0.12862	0.12839	0.12816	0.12793	0.12770	0.12746	0.12723	0.12700	0.12677	0.12654	0.12631	0.12608	0.12585
85	0.11855	0.11831	0.11807	0.11784	0.11760	0.11736	0.11712	0.11689	0.11665	0.11641	0.11618	0.11594	0.11570	0.11547	0.11523	0.11499
84	0.10976	0.10952	0.10927	0.10903	0.10879	0.10854	0.10830	0.10806	0.10782	0.10758	0.10734	0.10709	0.10685	0.10661	0.10637	0.10613
83	0.10245	0.10221	0.10196	0.10171	0.10146	0.10122	0.10097	0.10072	0.10048	0.10023	0.09998	0.09974	0.09949	0.09925	0.09900	0.09876
82	0.09629	0.09604	0.09579	0.09554	0.09528	0.09503	0.09478	0.09453	0.09428	0.09403	0.09378	0.09353	0.09328	0.09303	0.09278	0.09253
81	0.09103	0.09077	0.09051	0.09026	0.09000	0.08975	0.08949	0.08924	0.08898	0.08873	0.08847	0.08822	0.08797	0.08771	0.08746	0.08721
80	0.08648	0.08622	0.08596	0.08570	0.08544	0.08518	0.08492	0.08466	0.08441	0.08415	0.08389	0.08363	0.08337	0.08312	0.08286	0.08260
79	0.08252	0.08225	0.08199	0.08173	0.08146	0.08120	0.08094	0.08067	0.08041	0.08015	0.07989	0.07963	0.07937	0.07911	0.07885	0.07859
78	0.07904	0.07877	0.07850	0.07823	0.07797	0.07770	0.07743	0.07717	0.07690	0.07664	0.07637	0.07611	0.07584	0.07558	0.07531	0.07505
77	0.07596	0.07568	0.07541	0.07514	0.07487	0.07460	0.07433	0.07406	0.07379	0.07352	0.07325	0.07298	0.07272	0.07245	0.07218	0.07192
76	0.07321	0.07293	0.07266	0.07238	0.07211	0.07184	0.07156	0.07129	0.07102	0.07075	0.07047	0.07020	0.06993	0.06966	0.06939	0.06912
75	0.07075	0.07047	0.07019	0.06992	0.06964	0.06936	0.06908	0.06881	0.06853	0.06826	0.06798	0.06771	0.06743	0.06716	0.06689	0.06661
74	0.06854	0.06826	0.06797	0.06769	0.06741	0.06713	0.06685	0.06657	0.06629	0.06601	0.06574	0.06546	0.06518	0.06490	0.06463
73	0.06654	0.06625	0.06597	0.06568	0.06540	0.06511	0.06483	0.06455	0.06427	0.06398	0.06370	0.06342	0.06314	0.06286
72	0.06472	0.06443	0.06414	0.06385	0.06357	0.06328	0.06299	0.06271	0.06242	0.06214	0.06185	0.06157	0.06129
71	0.06306	0.06277	0.06248	0.06219	0.06190	0.06161	0.06132	0.06103	0.06074	0.06045	0.06017	0.05988
70	0.06155	0.06125	0.06096	0.06067	0.06037	0.06008	0.05979	0.05949	0.05920	0.05891	0.05862
69	0.06016	0.05986	0.05956	0.05927	0.05897	0.05867	0.05838	0.05808	0.05779	0.05750
68	0.05888	0.05858	0.05828	0.05798	0.05768	0.05738	0.05708	0.05679	0.05649
67	0.05770	0.05740	0.05710	0.05679	0.05649	0.05619	0.05589	0.05559
66	0.05662	0.05631	0.05600	0.05569	0.05539	0.05508	0.05478
65	0.05561	0.05530	0.05499	0.05468	0.05437	0.05406
64	0.05467	0.05436	0.05404	0.05373	0.05342
63	0.05380	0.05348	0.05316	0.05285
62	0.05298	0.05267	0.05235
61	0.05223	0.05190
60	0.05152

Attained Age of Covered Person On Date
of Calculation	76	77	78	79	80	81	82	83	84	85	86	87	88	89	90	91	92	93	94
94	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000
93	0.50787	0.50775	0.50763	0.50751	0.50739	0.50727	0.50715	0.50702	0.50690	0.50678	0.50666	0.50654	0.50642	0.50629	0.50617	0.50605	0.50593	0.50581
92	0.34389	0.34372	0.34356	0.34340	0.34323	0.34307	0.34291	0.34274	0.34258	0.34242	0.34225	0.34209	0.34192	0.34176	0.34160	0.34143	0.34127
91	0.26193	0.26175	0.26156	0.26138	0.26119	0.26101	0.26082	0.26063	0.26045	0.26026	0.26008	0.25989	0.25971	0.25952	0.25933	0.25915
90	0.21279	0.21259	0.21239	0.21219	0.21199	0.21179	0.21160	0.21140	0.21120	0.21100	0.21080	0.21060	0.21040	0.21020	0.21000
89	0.18006	0.17985	0.17964	0.17943	0.17922	0.17901	0.17880	0.17859	0.17838	0.17817	0.17796	0.17775	0.17754	0.17733
88	0.15670	0.15649	0.15627	0.15605	0.15583	0.15561	0.15540	0.15518	0.15496	0.15474	0.15452	0.15431	0.15409
87	0.13921	0.13898	0.13876	0.13853	0.13831	0.13808	0.13786	0.13763	0.13741	0.13719	0.13696	0.13674
86	0.12561	0.12538	0.12515	0.12492	0.12469	0.12446	0.12423	0.12400	0.12377	0.12354	0.12331
85	0.11476	0.11452	0.11429	0.11405	0.11382	0.11358	0.11335	0.11311	0.11288	0.11264
84	0.10589	0.10565	0.10541	0.10517	0.10493	0.10469	0.10445	0.10421	0.10397
83	0.09851	0.09827	0.09802	0.09778	0.09754	0.09729	0.09705	0.09681
82	0.09228	0.09203	0.09179	0.09154	0.09129	0.09104	0.09080
81	0.08696	0.08670	0.08645	0.08620	0.08595	0.08570
80	0.08235	0.08209	0.08184	0.08158	0.08133
79	0.07833	0.07807	0.07781	0.07755
78	0.07479	0.07453	0.07426
77	0.07165	0.07139
76	0.06885
75
74
73
72
71
70
69
68
67
66
65
64
63
62
61
60

Joint Life Coverage

Attained Age of Younger	Age of Younger Covered Person on Rider Effective Date or Last Reset Date
Covered Person	60	61	62	63	64	65	66	67	68	69	70	71	72	73	74	75
94	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000
93	0.50860	0.50848	0.50836	0.50824	0.50812	0.50800	0.50787	0.50775	0.50763	0.50751	0.50739	0.50727	0.50715	0.50702	0.50690	0.50678
92	0.34486	0.34470	0.34454	0.34438	0.34421	0.34405	0.34389	0.34372	0.34356	0.34340	0.34323	0.34307	0.34291	0.34274	0.34258	0.34242
91	0.26304	0.26286	0.26267	0.26249	0.26230	0.26212	0.26193	0.26175	0.26156	0.26138	0.26119	0.26101	0.26082	0.26063	0.26045	0.26026
90	0.21399	0.21379	0.21359	0.21339	0.21319	0.21299	0.21279	0.21259	0.21239	0.21219	0.21199	0.21179	0.21160	0.21140	0.21120	0.21100
89	0.18132	0.18111	0.18090	0.18069	0.18048	0.18027	0.18006	0.17985	0.17964	0.17943	0.17922	0.17901	0.17880	0.17859	0.17838	0.17817
88	0.15801	0.15780	0.15758	0.15736	0.15714	0.15692	0.15670	0.15649	0.15627	0.15605	0.15583	0.15561	0.15540	0.15518	0.15496	0.15474
87	0.14056	0.14033	0.14011	0.13988	0.13966	0.13943	0.13921	0.13898	0.13876	0.13853	0.13831	0.13808	0.13786	0.13763	0.13741	0.13719
86	0.12700	0.12677	0.12654	0.12631	0.12608	0.12585	0.12561	0.12538	0.12515	0.12492	0.12469	0.12446	0.12423	0.12400	0.12377	0.12354
85	0.11618	0.11594	0.11570	0.11547	0.11523	0.11499	0.11476	0.11452	0.11429	0.11405	0.11382	0.11358	0.11335	0.11311	0.11288	0.11264
84	0.10734	0.10709	0.10685	0.10661	0.10637	0.10613	0.10589	0.10565	0.10541	0.10517	0.10493	0.10469	0.10445	0.10421	0.10397	0.10373
83	0.09998	0.09974	0.09949	0.09925	0.09900	0.09876	0.09851	0.09827	0.09802	0.09778	0.09754	0.09729	0.09705	0.09681	0.09656	0.09632
82	0.09378	0.09353	0.09328	0.09303	0.09278	0.09253	0.09228	0.09203	0.09179	0.09154	0.09129	0.09104	0.09080	0.09055	0.09030	0.09006
81	0.08847	0.08822	0.08797	0.08771	0.08746	0.08721	0.08696	0.08670	0.08645	0.08620	0.08595	0.08570	0.08545	0.08520	0.08495	0.08470
80	0.08389	0.08363	0.08337	0.08312	0.08286	0.08260	0.08235	0.08209	0.08184	0.08158	0.08133	0.08107	0.08082	0.08056	0.08031	0.08006
79	0.07989	0.07963	0.07937	0.07911	0.07885	0.07859	0.07833	0.07807	0.07781	0.07755	0.07729	0.07703	0.07678	0.07652	0.07626	0.07601
78	0.07637	0.07611	0.07584	0.07558	0.07531	0.07505	0.07479	0.07453	0.07426	0.07400	0.07374	0.07348	0.07322	0.07296	0.07270	0.07244
77	0.07325	0.07298	0.07272	0.07245	0.07218	0.07192	0.07165	0.07139	0.07112	0.07086	0.07059	0.07033	0.07006	0.06980	0.06954	0.06928
76	0.07047	0.07020	0.06993	0.06966	0.06939	0.06912	0.06885	0.06858	0.06832	0.06805	0.06778	0.06751	0.06725	0.06698	0.06672	0.06645
75	0.06798	0.06771	0.06743	0.06716	0.06689	0.06661	0.06634	0.06607	0.06580	0.06553	0.06526	0.06499	0.06472	0.06445	0.06418	0.06391
74	0.06574	0.06546	0.06518	0.06490	0.06463	0.06435	0.06408	0.06380	0.06353	0.06326	0.06298	0.06271	0.06244	0.06217	0.06190
73	0.06370	0.06342	0.06314	0.06286	0.06258	0.06230	0.06203	0.06175	0.06147	0.06120	0.06092	0.06064	0.06037	0.06010
72	0.06185	0.06157	0.06129	0.06100	0.06072	0.06044	0.06016	0.05988	0.05960	0.05932	0.05904	0.05876	0.05849
71	0.06017	0.05988	0.05959	0.05931	0.05902	0.05874	0.05846	0.05817	0.05789	0.05761	0.05733	0.05705
70	0.05862	0.05833	0.05804	0.05776	0.05747	0.05718	0.05689	0.05661	0.05632	0.05604	0.05576
69	0.05720	0.05691	0.05662	0.05633	0.05604	0.05575	0.05546	0.05517	0.05488	0.05460
68	0.05590	0.05560	0.05531	0.05501	0.05472	0.05443	0.05414	0.05384	0.05355
67	0.05469	0.05439	0.05409	0.05380	0.05350	0.05321	0.05291	0.05262
66	0.05357	0.05327	0.05297	0.05267	0.05237	0.05207	0.05178
65	0.05253	0.05223	0.05193	0.05162	0.05132	0.05102
64	0.05157	0.05126	0.05096	0.05065	0.05035
63	0.05067	0.05036	0.05005	0.04974
62	0.04983	0.04952	0.04921
61	0.04904	0.04873
60	0.04831

Attained Age of Younger
Covered Person	76	77	78	79	80	81	82	83	84	85	86	87	88	89	90	91	92	93	94
94	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000
93	0.50666	0.50654	0.50642	0.50629	0.50617	0.50605	0.50593	0.50581	0.50568	0.50556	0.50544	0.50532	0.50520	0.50507	0.50495	0.50483	0.50471	0.50458
92	0.34225	0.34209	0.34192	0.34176	0.34160	0.34143	0.34127	0.34111	0.34094	0.34078	0.34061	0.34045	0.34028	0.34012	0.33996	0.33979	0.33963
91	0.26008	0.25989	0.25971	0.25952	0.25933	0.25915	0.25896	0.25878	0.25859	0.25840	0.25822	0.25803	0.25785	0.25766	0.25747	0.25729
90	0.21080	0.21060	0.21040	0.21020	0.21000	0.20980	0.20960	0.20940	0.20920	0.20900	0.20880	0.20860	0.20840	0.20820	0.20800
89	0.17796	0.17775	0.17754	0.17733	0.17712	0.17691	0.17670	0.17649	0.17628	0.17607	0.17586	0.17565	0.17544	0.17523
88	0.15452	0.15431	0.15409	0.15387	0.15365	0.15344	0.15322	0.15300	0.15278	0.15257	0.15235	0.15213	0.15192
87	0.13696	0.13674	0.13651	0.13629	0.13607	0.13584	0.13562	0.13539	0.13517	0.13495	0.13473	0.13450
86	0.12331	0.12308	0.12286	0.12263	0.12240	0.12217	0.12194	0.12171	0.12148	0.12125	0.12103
85	0.11241	0.11217	0.11194	0.11171	0.11147	0.11124	0.11101	0.11077	0.11054	0.11031
84	0.10349	0.10326	0.10302	0.10278	0.10254	0.10230	0.10207	0.10183	0.10159
83	0.09608	0.09584	0.09559	0.09535	0.09511	0.09487	0.09463	0.09439
82	0.08981	0.08956	0.08932	0.08907	0.08883	0.08858	0.08834
81	0.08445	0.08420	0.08395	0.08370	0.08345	0.08320
80	0.07980	0.07955	0.07930	0.07905	0.07880
79	0.07575	0.07550	0.07524	0.07499
78	0.07218	0.07192	0.07166
77	0.06901	0.06875
76	0.06619
75
74
73
72
71
70
69
68
67
66
65
64
63
62
61
60

Appendix J

Protective Income Manager Rider Payment Factors (for riders purchased before October 1, 2011)

The following table provides the Protective Income Manager rider payment factors for Single Life and Joint Life Coverage. We calculate your Optimal Withdrawal Amount under the rider by multiplying your Contract Value by the applicable factor. This factor is based upon the number of years remaining until the Maximum Annuity Commencement Date and the age of the (younger) Covered Person on the Rider Effective Date. On each Contract Anniversary, we will use a new factor to recalculate your Optimal Withdrawal Amount based upon the current number of years remaining until the Maximum Annuity Commencement Date; however, the factor will continue to be based on the age of the (younger) Covered Person on the Rider Effective Date unless an Excess Withdrawal has been taken.

For example, if you are age 75 on the date you purchase the rider (with single life coverage), with 19 years remaining until the Maximum Annuity Commencement Date, your Protective Income Manager Payment factor is 0.06912. If your initial Purchase Payment is $100,000, then your initial Optimal Withdrawal Amount is $6,912 (0.06912 x $100,000). If you never take an Excess Withdrawal, then you will always be able to withdraw at least $6,912 each Contract Year without reducing or eliminating the benefits under the rider. In addition, each year your factor will increase as you get closer to the Maximum Annuity Commencement Date (but will remain in the age 75 column so long as you do not take an Excess Withdrawal).

Single Life Coverage

Years Remaining Until Maximum Annuity Commencement	Age of Covered Person on Rider Effective Date or Last Reset Date
Date	60	61	62	63	64	65	66	67	68	69	70	71	72	73	74	75
1	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000
2	0.50980	0.50968	0.50956	0.50944	0.50932	0.50920	0.50908	0.50896	0.50884	0.50872	0.50860	0.50848	0.50836	0.50824	0.50812	0.50800
3	0.34649	0.34633	0.34616	0.34600	0.34584	0.34568	0.34551	0.34535	0.34519	0.34503	0.34486	0.34470	0.34454	0.34438	0.34421	0.34405
4	0.26489	0.26471	0.26452	0.26434	0.26415	0.26397	0.26378	0.26360	0.26341	0.26323	0.26304	0.26286	0.26267	0.26249	0.26230	0.26212
5	0.21599	0.21579	0.21559	0.21539	0.21519	0.21499	0.21479	0.21459	0.21439	0.21419	0.21399	0.21379	0.21359	0.21339	0.21319	0.21299
6	0.18342	0.18321	0.18300	0.18279	0.18258	0.18237	0.18216	0.18195	0.18174	0.18153	0.18132	0.18111	0.18090	0.18069	0.18048	0.18027
7	0.16020	0.15998	0.15976	0.15954	0.15933	0.15911	0.15889	0.15867	0.15845	0.15823	0.15801	0.15780	0.15758	0.15736	0.15714	0.15692
8	0.14282	0.14259	0.14236	0.14214	0.14191	0.14169	0.14146	0.14123	0.14101	0.14078	0.14056	0.14033	0.14011	0.13988	0.13966	0.13943
9	0.12932	0.12909	0.12886	0.12862	0.12839	0.12816	0.12793	0.12770	0.12746	0.12723	0.12700	0.12677	0.12654	0.12631	0.12608	0.12585
10	0.11855	0.11831	0.11807	0.11784	0.11760	0.11736	0.11712	0.11689	0.11665	0.11641	0.11618	0.11594	0.11570	0.11547	0.11523	0.11499
11	0.10976	0.10952	0.10927	0.10903	0.10879	0.10854	0.10830	0.10806	0.10782	0.10758	0.10734	0.10709	0.10685	0.10661	0.10637	0.10613
12	0.10245	0.10221	0.10196	0.10171	0.10146	0.10122	0.10097	0.10072	0.10048	0.10023	0.09998	0.09974	0.09949	0.09925	0.09900	0.09876
13	0.09629	0.09604	0.09579	0.09554	0.09528	0.09503	0.09478	0.09453	0.09428	0.09403	0.09378	0.09353	0.09328	0.09303	0.09278	0.09253
14	0.09103	0.09077	0.09051	0.09026	0.09000	0.08975	0.08949	0.08924	0.08898	0.08873	0.08847	0.08822	0.08797	0.08771	0.08746	0.08721
15	0.08648	0.08622	0.08596	0.08570	0.08544	0.08518	0.08492	0.08466	0.08441	0.08415	0.08389	0.08363	0.08337	0.08312	0.08286	0.08260
16	0.08252	0.08225	0.08199	0.08173	0.08146	0.08120	0.08094	0.08067	0.08041	0.08015	0.07989	0.07963	0.07937	0.07911	0.07885	0.07859
17	0.07904	0.07877	0.07850	0.07823	0.07797	0.07770	0.07743	0.07717	0.07690	0.07664	0.07637	0.07611	0.07584	0.07558	0.07531	0.07505
18	0.07596	0.07568	0.07541	0.07514	0.07487	0.07460	0.07433	0.07406	0.07379	0.07352	0.07325	0.07298	0.07272	0.07245	0.07218	0.07192
19	0.07321	0.07293	0.07266	0.07238	0.07211	0.07184	0.07156	0.07129	0.07102	0.07075	0.07047	0.07020	0.06993	0.06966	0.06939	0.06912
20	0.07075	0.07047	0.07019	0.06992	0.06964	0.06936	0.06908	0.06881	0.06853	0.06826	0.06798	0.06771	0.06743	0.06716	0.06689	0.06661
21	0.06854	0.06826	0.06797	0.06769	0.06741	0.06713	0.06685	0.06657	0.06629	0.06601	0.06574	0.06546	0.06518	0.06490	0.06463
22	0.06654	0.06625	0.06597	0.06568	0.06540	0.06511	0.06483	0.06455	0.06427	0.06398	0.06370	0.06342	0.06314	0.06286
23	0.06472	0.06443	0.06414	0.06385	0.06357	0.06328	0.06299	0.06271	0.06242	0.06214	0.06185	0.06157	0.06129
24	0.06306	0.06277	0.06248	0.06219	0.06190	0.06161	0.06132	0.06103	0.06074	0.06045	0.06017	0.05988
25	0.06155	0.06125	0.06096	0.06067	0.06037	0.06008	0.05979	0.05949	0.05920	0.05891	0.05862
26	0.06016	0.05986	0.05956	0.05927	0.05897	0.05867	0.05838	0.05808	0.05779	0.05750
27	0.05888	0.05858	0.05828	0.05798	0.05768	0.05738	0.05708	0.05679	0.05649
28	0.05770	0.05740	0.05710	0.05679	0.05649	0.05619	0.05589	0.05559
29	0.05662	0.05631	0.05600	0.05569	0.05539	0.05508	0.05478
30	0.05561	0.05530	0.05499	0.05468	0.05437	0.05406
31	0.05467	0.05436	0.05404	0.05373	0.05342
32	0.05380	0.05348	0.05316	0.05285
33	0.05298	0.05267	0.05235
34	0.05223	0.05190
35	0.05152

Years Remaining Until Maximum Annuity Commencement
Date	76	77	78	79	80	81	82	83	84	85	86	87	88	89	90	91	92	93	94
1	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000
2	0.50787	0.50775	0.50763	0.50751	0.50739	0.50727	0.50715	0.50702	0.50690	0.50678	0.50666	0.50654	0.50642	0.50629	0.50617	0.50605	0.50593	0.50581
3	0.34389	0.34372	0.34356	0.34340	0.34323	0.34307	0.34291	0.34274	0.34258	0.34242	0.34225	0.34209	0.34192	0.34176	0.34160	0.34143	0.34127
4	0.26193	0.26175	0.26156	0.26138	0.26119	0.26101	0.26082	0.26063	0.26045	0.26026	0.26008	0.25989	0.25971	0.25952	0.25933	0.25915
5	0.21279	0.21259	0.21239	0.21219	0.21199	0.21179	0.21160	0.21140	0.21120	0.21100	0.21080	0.21060	0.21040	0.21020	0.21000
6	0.18006	0.17985	0.17964	0.17943	0.17922	0.17901	0.17880	0.17859	0.17838	0.17817	0.17796	0.17775	0.17754	0.17733
7	0.15670	0.15649	0.15627	0.15605	0.15583	0.15561	0.15540	0.15518	0.15496	0.15474	0.15452	0.15431	0.15409
8	0.13921	0.13898	0.13876	0.13853	0.13831	0.13808	0.13786	0.13763	0.13741	0.13719	0.13696	0.13674
9	0.12561	0.12538	0.12515	0.12492	0.12469	0.12446	0.12423	0.12400	0.12377	0.12354	0.12331
10	0.11476	0.11452	0.11429	0.11405	0.11382	0.11358	0.11335	0.11311	0.11288	0.11264
11	0.10589	0.10565	0.10541	0.10517	0.10493	0.10469	0.10445	0.10421	0.10397
12	0.09851	0.09827	0.09802	0.09778	0.09754	0.09729	0.09705	0.09681
13	0.09228	0.09203	0.09179	0.09154	0.09129	0.09104	0.09080
14	0.08696	0.08670	0.08645	0.08620	0.08595	0.08570
15	0.08235	0.08209	0.08184	0.08158	0.08133
16	0.07833	0.07807	0.07781	0.07755
17	0.07479	0.07453	0.07426
18	0.07165	0.07139
19	0.06885
20
21
22
23
24
25
26
27
28
29
30
31
32
33
34
35

Joint Life Coverage

Years Remaining Until Maximum Annuity Commencement	Age of Younger Covered Person on Rider Effective Date or Last Reset Date
Date	60	61	62	63	64	65	66	67	68	69	70	71	72	73	74	75
1	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000
2	0.50860	0.50848	0.50836	0.50824	0.50812	0.50800	0.50787	0.50775	0.50763	0.50751	0.50739	0.50727	0.50715	0.50702	0.50690	0.50678
3	0.34486	0.34470	0.34454	0.34438	0.34421	0.34405	0.34389	0.34372	0.34356	0.34340	0.34323	0.34307	0.34291	0.34274	0.34258	0.34242
4	0.26304	0.26286	0.26267	0.26249	0.26230	0.26212	0.26193	0.26175	0.26156	0.26138	0.26119	0.26101	0.26082	0.26063	0.26045	0.26026
5	0.21399	0.21379	0.21359	0.21339	0.21319	0.21299	0.21279	0.21259	0.21239	0.21219	0.21199	0.21179	0.21160	0.21140	0.21120	0.21100
6	0.18132	0.18111	0.18090	0.18069	0.18048	0.18027	0.18006	0.17985	0.17964	0.17943	0.17922	0.17901	0.17880	0.17859	0.17838	0.17817
7	0.15801	0.15780	0.15758	0.15736	0.15714	0.15692	0.15670	0.15649	0.15627	0.15605	0.15583	0.15561	0.15540	0.15518	0.15496	0.15474
8	0.14056	0.14033	0.14011	0.13988	0.13966	0.13943	0.13921	0.13898	0.13876	0.13853	0.13831	0.13808	0.13786	0.13763	0.13741	0.13719
9	0.12700	0.12677	0.12654	0.12631	0.12608	0.12585	0.12561	0.12538	0.12515	0.12492	0.12469	0.12446	0.12423	0.12400	0.12377	0.12354
10	0.11618	0.11594	0.11570	0.11547	0.11523	0.11499	0.11476	0.11452	0.11429	0.11405	0.11382	0.11358	0.11335	0.11311	0.11288	0.11264
11	0.10734	0.10709	0.10685	0.10661	0.10637	0.10613	0.10589	0.10565	0.10541	0.10517	0.10493	0.10469	0.10445	0.10421	0.10397	0.10373
12	0.09998	0.09974	0.09949	0.09925	0.09900	0.09876	0.09851	0.09827	0.09802	0.09778	0.09754	0.09729	0.09705	0.09681	0.09656	0.09632
13	0.09378	0.09353	0.09328	0.09303	0.09278	0.09253	0.09228	0.09203	0.09179	0.09154	0.09129	0.09104	0.09080	0.09055	0.09030	0.09006
14	0.08847	0.08822	0.08797	0.08771	0.08746	0.08721	0.08696	0.08670	0.08645	0.08620	0.08595	0.08570	0.08545	0.08520	0.08495	0.08470
15	0.08389	0.08363	0.08337	0.08312	0.08286	0.08260	0.08235	0.08209	0.08184	0.08158	0.08133	0.08107	0.08082	0.08056	0.08031	0.08006
16	0.07989	0.07963	0.07937	0.07911	0.07885	0.07859	0.07833	0.07807	0.07781	0.07755	0.07729	0.07703	0.07678	0.07652	0.07626	0.07601
17	0.07637	0.07611	0.07584	0.07558	0.07531	0.07505	0.07479	0.07453	0.07426	0.07400	0.07374	0.07348	0.07322	0.07296	0.07270	0.07244
18	0.07325	0.07298	0.07272	0.07245	0.07218	0.07192	0.07165	0.07139	0.07112	0.07086	0.07059	0.07033	0.07006	0.06980	0.06954	0.06928
19	0.07047	0.07020	0.06993	0.06966	0.06939	0.06912	0.06885	0.06858	0.06832	0.06805	0.06778	0.06751	0.06725	0.06698	0.06672	0.06645
20	0.06798	0.06771	0.06743	0.06716	0.06689	0.06661	0.06634	0.06607	0.06580	0.06553	0.06526	0.06499	0.06472	0.06445	0.06418	0.06391
21	0.06574	0.06546	0.06518	0.06490	0.06463	0.06435	0.06408	0.06380	0.06353	0.06326	0.06298	0.06271	0.06244	0.06217	0.06190
22	0.06370	0.06342	0.06314	0.06286	0.06258	0.06230	0.06203	0.06175	0.06147	0.06120	0.06092	0.06064	0.06037	0.06010
23	0.06185	0.06157	0.06129	0.06100	0.06072	0.06044	0.06016	0.05988	0.05960	0.05932	0.05904	0.05876	0.05849
24	0.06017	0.05988	0.05959	0.05931	0.05902	0.05874	0.05846	0.05817	0.05789	0.05761	0.05733	0.05705
25	0.05862	0.05833	0.05804	0.05776	0.05747	0.05718	0.05689	0.05661	0.05632	0.05604	0.05576
26	0.05720	0.05691	0.05662	0.05633	0.05604	0.05575	0.05546	0.05517	0.05488	0.05460
27	0.05590	0.05560	0.05531	0.05501	0.05472	0.05443	0.05414	0.05384	0.05355
28	0.05469	0.05439	0.05409	0.05380	0.05350	0.05321	0.05291	0.05262
29	0.05357	0.05327	0.05297	0.05267	0.05237	0.05207	0.05178
30	0.05253	0.05223	0.05193	0.05162	0.05132	0.05102
31	0.05157	0.05126	0.05096	0.05065	0.05035
32	0.05067	0.05036	0.05005	0.04974
33	0.04983	0.04952	0.04921
34	0.04904	0.04873
35	0.04831

Years Remaining Until Maximum Annuity Commencement
Date	76	77	78	79	80	81	82	83	84	85	86	87	88	89	90	91	92	93	94
1	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000	1.00000
2	0.50666	0.50654	0.50642	0.50629	0.50617	0.50605	0.50593	0.50581	0.50568	0.50556	0.50544	0.50532	0.50520	0.50507	0.50495	0.50483	0.50471	0.50458
3	0.34225	0.34209	0.34192	0.34176	0.34160	0.34143	0.34127	0.34111	0.34094	0.34078	0.34061	0.34045	0.34028	0.34012	0.33996	0.33979	0.33963
4	0.26008	0.25989	0.25971	0.25952	0.25933	0.25915	0.25896	0.25878	0.25859	0.25840	0.25822	0.25803	0.25785	0.25766	0.25747	0.25729
5	0.21080	0.21060	0.21040	0.21020	0.21000	0.20980	0.20960	0.20940	0.20920	0.20900	0.20880	0.20860	0.20840	0.20820	0.20800
6	0.17796	0.17775	0.17754	0.17733	0.17712	0.17691	0.17670	0.17649	0.17628	0.17607	0.17586	0.17565	0.17544	0.17523
7	0.15452	0.15431	0.15409	0.15387	0.15365	0.15344	0.15322	0.15300	0.15278	0.15257	0.15235	0.15213	0.15192
8	0.13696	0.13674	0.13651	0.13629	0.13607	0.13584	0.13562	0.13539	0.13517	0.13495	0.13473	0.13450
9	0.12331	0.12308	0.12286	0.12263	0.12240	0.12217	0.12194	0.12171	0.12148	0.12125	0.12103
10	0.11241	0.11217	0.11194	0.11171	0.11147	0.11124	0.11101	0.11077	0.11054	0.11031
11	0.10349	0.10326	0.10302	0.10278	0.10254	0.10230	0.10207	0.10183	0.10159
12	0.09608	0.09584	0.09559	0.09535	0.09511	0.09487	0.09463	0.09439
13	0.08981	0.08956	0.08932	0.08907	0.08883	0.08858	0.08834
14	0.08445	0.08420	0.08395	0.08370	0.08345	0.08320
15	0.07980	0.07955	0.07930	0.07905	0.07880
16	0.07575	0.07550	0.07524	0.07499
17	0.07218	0.07192	0.07166
18	0.06901	0.06875
19	0.06619
20
21
22
23
24
25
26
27
28
29
30
31
32
33
34
35

Appendix K

Example of Allocation Adjustment

The purpose of this example is to demonstrate the operation of the Allocation Adjustment. All Owners who purchase the Protective Income Manager rider must participate in the Allocation Adjustment. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance.

Contract Month	Accumulation Unit Value	SMA12(A)		Is Sub-Account 1 Restricted?(B)	Hypothetical Contract Value in Sub-Account 1(C)	Hypothetical Contract Value in Money Fund Sub-Account(D)
At issue	6.17	6.16			10,000
1	6.24	6.17		No(E)	10,089
2	5.76	6.14		Yes	—	9,282	(F)
3	5.41	6.09		Yes		9,286
4	5.35	6.03		Yes		9,290
5	4.53	5.87		Yes		9,294
6	3.73	5.62		Yes		9,298
7	2.94	5.33		Yes		9,302
8	3.33	5.08		Yes		9,305
9	3.15	4.85		Yes		9,309
10	2.98	4.62		Yes		9,313
11	3.29	4.41		Yes		9,317
12	3.81	4.21		Yes		9,321
13	4.19	4.04	(G)	No(H)	9,325

(A)  SMA12 is the sum of the 12 most recent Monthly Anniversary Days Accumulation Unit values divided by 12.

(B)  Once we calculate a Sub-Account's SMA on a Monthly Anniversary Day, we then compare that SMA to the Sub-Account's current Accumulation Unit value on that Monthly Anniversary Day. If the Sub-Account's current Accumulation Unit value is equal to or less than the Sub-Account's SMA over the most recent 12 Monthly Anniversary Days, then we will consider the Sub-Account to be restricted.

(C)  $10,000 of the initial Purchase Payment is allocated to the hypothetical Sub-Account 1.

(D)  If a Sub-Account becomes restricted, as described in (B), we transfer the Contract Value in that Sub-Account to the Money Fund Sub-Account, until the Sub-Account is no longer restricted.

(E)  At the end of contract month 1, the Accumulation Unit value of Sub-Account 1 (6.24) is greater than SMA12 (6.17). Therefore, Sub-Account 1 is not restricted.

(F)  At the end of contract month 2, the Accumulation Unit value of Sub-Account 1 (5.76) is less than or equal to SMA12 (6.14). Therefore, Sub-Account 1 is restricted and the entire allocation in Sub-Account 1 ($9,282) is transferred to the Money Sub-Account.

(G)  Calculation of SMA12 (4.19 + 3.81 + 3.29 + 2.98 + 3.15 + 3.33 + 2.94 + 3.73 + 4.53 + 5.35 + 5.41 + 5.76)/12 = 4.04.

(H)  At the end of contract month 13, the Accumulation Unit value of Sub-Account 1 (4.19) is greater than SMA12 (4.04). Therefore, Sub-Account 1 is no longer restricted and the entire allocation in the Money Fund Sub-Account is re-allocated back to Sub-Account 1.

K-1

Appendix L

ValuPay® Death Benefit Fee (for Contracts Issued Before October 1, 2011).

If you purchased your Contract before October 1, 2011 and chose the Maximum Anniversary Value Death Benefit, then you may have selected the ValuPay® Fee instead of the CoverPay Fee (see "Charges and Deductions, Death Benefit Fee") to compensate us for the cost of providing this death benefit. We calculate the death benefit fee as of each Monthly Anniversary Day on which the fee is assessed, and we deduct it from your Contract Value on the next Valuation Day. We will deduct the death benefit fee pro-rata from the Allocation Options (e.g., in the same proportion that each Allocation Option has to Contract Value). The deduction of the death benefit fee will reduce your Contract Value, but it will not otherwise reduce the value of your Maximum Anniversary Value Death Benefit. It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract. (See "Federal Tax Matters.") We do not assess the death benefit fee after the Annuity Commencement Date.

The ValuPay Fee is based on the Net Amount at Risk and the oldest Owner's age, each measured on the day the fee is assessed. The Net Amount at Risk is the amount by which the value of your death benefit exceeds your Contract Value. There is no Net Amount at Risk when your Contract Value equals your death benefit. Whenever your Contract Value is lower than the value of your death benefit, however, there is a Net Amount at Risk. The Net Amount at Risk will vary as your Contract Value fluctuates. Factors that affect your Contract Value include the investment performance of the Allocation Options you have chosen and the fees and charges, including the ValuPay Fee, that are deducted from your Contract Value or from the Variable Account.

We do not assess the ValuPay Fee during the first Contract Year. We begin assessing it on the 13th Monthly Anniversary Day, and we assess it monthly until the Annuity Commencement Date. There is no ValuPay Fee on any Monthly Anniversary Day on which your Contract Value equals your death benefit.

The ValuPay fee is calculated by multiplying the Net Amount at Risk by the monthly cost factor. The monthly cost factor varies by the age of the oldest Owner. The following table shows the monthly cost factor per $1,000 of Net Amount at Risk by Owner's age. It also shows the cost factor expressed as an annualized percentage of the Net Amount at Risk on each Monthly Anniversary Day.

Oldest Owner's Age	Monthly Cost Factor Per $1,000 of Net Amount at Risk	Annualized Percentage of Monthly Net Amount at Risk
50 or less	$0.25034	0.30%
51-60	$0.50138	0.60%
61-65	$1.00554	1.20%
66-70	$1.47016	1.75%
71-75	$2.53505	3.00%
76-80	$3.82964	4.50%
81	$5.09893	5.95%
82	$5.71812	6.65%
83	$6.34158	7.35%
84	$6.96937	8.05%
85	$7.60156	8.75%
86	$8.37522	9.60%
87	$9.15558	10.45%
88	$9.94277	11.30%
89	$10.73689	12.15%
90	$11.53809	13.00%
91	$12.96964	14.50%
92	$14.42441	16.00%
93	$15.90318	17.50%
94	$17.40681	19.00%
95	$18.93618	20.50%

L-1

The value of your death benefit on each Monthly Anniversary Day is the greatest of (1) your Contract Value, (2) your adjusted aggregate Purchase Payments on that day, or (3) your greatest anniversary value attained as of that day. (See DEATH BENEFIT, Maximum Anniversary Value Death Benefit for a more compete description.) The Net Amount at Risk on any Monthly Anniversary Day is the amount by which the value of your Maximum Anniversary Value Death Benefit exceeds your Contract Value on that day. The ValuPay Fee is equal to the monthly cost factor for your age multiplied by the Net Amount at Risk on the Monthly Anniversary Day.

For example, if you are 78 years old on your 20th Monthly Anniversary Day and on that day your Contract Value equals $125,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, there is no Net Amount at Risk and we deduct no ValuPay Fee. Alternatively, if on that day your Contract Value equals only $115,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the Net Amount at Risk is $5,000 (greatest anniversary value attained of $120,000 minus Contract Value of $115,000). We would deduct a ValuPay Fee of $19.15 (monthly cost factor of $3.82964 per $1,000 multiplied by 5).

L-2

APPENDIX M

Example of Joint Life Coverage With Significant Age Difference Between Covered Persons
Under the Protective Income Manager Rider
(for riders purchased on or after October 1, 2011)

The purpose of the following examples is to demonstrate the operation of the Protective Income Manager Rider (as purchased on or after October 1, 2011) under various Separate Account performance scenarios when there is joint life coverage and a significant age difference exists between the two Covered Persons. The examples are based on hypothetical Contract Values and transactions. The examples are not representative of past or future performance and are not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The examples reflect the deduction of fees and charges. See Appendix I for a detailed example of the operation of the Protective Income Manager Rider.

EXAMPLE 1—NEGATIVE SEPARATE ACCOUNT PERFORMANCE

ASSUMPTIONS:

•  Covered Person #1, Joe, 60 years old on the Rider Effective Date

•  Covered Person #2, Sally, 80 years old on the Rider Effective Date

•  Purchased the Protective Income Manager Rider at the time of Contract purchase and on or after October 1, 2011

•  Elected Joint Life Coverage

•  Began making Protective Income Manager Withdrawals immediately equal to the annual Optimal Withdrawal Amount

•  Separate Account performance (before all fees and charges): -7% in all years

Contract Year	End of Year Oldest Attained Age	Premium	Beginning of Year Contract Value	Contract Charges	Protective Income Manager Withdrawal(A)	Impact of Fund Performance(B)	End of Year Contract Value(C)	Separate Account Performance	Protected Lifetime Payment	Annuity Payment
1	81	$100,000.00	$100,000.00	$2,071.86	$4,830.76	$(7,675.56)	$85,421.83	-7.00%
2	82	$—	$85,421.83	$1,911.24	$4,830.76	$(6,524.48)	$72,155.36	-7.00%
3	83	$—	$72,155.36	$1,765.06	$4,830.76	$(5,478.35)	$60,081.19	-7.00%
4	84	$—	$60,081.19	$1,632.03	$4,830.76	$(4,526.25)	$49,092.15	-7.00%
5	85	$—	$49,092.15	$1,510.95	$4,830.76	$(3,658.66)	$39,091.78	-7.00%
6	86	$—	$39,091.78	$1,400.77	$4,830.76	$(2,869.92)	$29,990.33	-7.00%
7	87	$—	$29,990.33	$1,300.49	$4,830.76	$(2,151.38)	$21,707.70	-7.00%
8	88	$—	$21,707.70	$1,209.23	$4,830.76	$(1,498.30)	$14,169.41	-7.00%
9	89	$—	$14,169.41	$1,126.17	$4,830.76	$(903.51)	$7,308.98	-7.00%
10	90	$—	$7,308.98	$1,050.58	$4,830.76	$(362.25)	$1,065.39	-7.00%
11	91	$—	$1,065.39	$249.03	$4,830.76	$(11.23)	$—	-7.00%
12	92	$—	$—	$—	$4,830.76	$—	$—	-7.00%
13	93	$—	$—	$—	$4,830.76	$—	$—	-7.00%
14	94	$—	$—	$—	$4,830.76	$—	$—	-7.00%
15	95	$—	$—	$—	$4,830.76	$—	$—	-7.00%	$4,830.76	$0.00	(D)

(A)  $4830.76 equals .0483076 (the Protective Income Manager Payment Factor in year one) x $100,000 (the initial Contract Value). The Protective Income Manager Payment Factor is based on the age of Joe (the younger Covered Person) on the Rider Effective Date, as well as his attained age on the date we calculate the Optimal Withdrawal Amount (which, in this example, is the full amount withdrawn each year).

(B)  The numbers in the Impact of Fund Performance column reflect the performance of the underlying funds and fund expenses.

(C)  The End of Year Contract Value is equal to the Beginning of Year Contract Value minus Contract Charges minus the PIM Withdrawal minus Fund Expenses.

(D)  On the Maximum Annuity Commencement Date, which is when Sally (the older Covered Person) reaches age 95, Sally and Joe must choose to receive annuity payments under their Contract or Protected Lifetime Payments under the rider. Because there is no Contract Value remaining to annuitize, Sally and Joe will receive Protected Lifetime Payments in an annual amount of $4,830.76 until they both die.

EXAMPLE 2—FLAT SEPARATE ACCOUNT PERFORMANCE

ASSUMPTIONS:

•  Covered Person #1, Joe, 60 years old on the Rider Effective Date

•  Covered Person #2, Sally, 80 years old on the Rider Effective Date

•  Purchased the Protective Income Manager Rider at the time of Contract purchase and on or after October 1, 2011

•  Elected Joint Life Coverage

•  Began making Protective Income Manager Withdrawals immediately equal to the annual Optimal Withdrawal Amount

•  Separate Account performance (before all fees and charges): 0% in all years

Contract Year	End of Year Oldest Attained Age	Premium	Beginning of Year Contract Value	Contract Charges	Protective Income Manager Withdrawal(A)	Impact of Fund Performance(B)	End of Year Contract Value(C)	Separate Account Performance	Protected Lifetime Payment	Annuity Payment
1	81	$100,000.00	$100,000.00	$2,108.18	$4,830.76	$(963.64)	$92,097.42	0.00%
2	82	$—	$92,097.42	$2,018.20	$4,830.76	$(885.39)	$84,363.08	0.00%
3	83	$—	$84,363.08	$1,930.12	$4,830.76	$(808.80)	$76,793.40	0.00%
4	84	$—	$76,793.40	$1,843.92	$4,830.76	$(733.85)	$69,384.87	0.00%
5	85	$—	$69,384.87	$1,759.56	$4,830.76	$(660.49)	$62,134.06	0.00%
6	86	$—	$62,134.06	$1,676.99	$4,830.76	$(588.69)	$55,037.62	0.00%
7	87	$—	$55,037.62	$1,596.18	$4,830.76	$(518.42)	$48,092.26	0.00%
8	88	$—	$48,092.26	$1,517.09	$4,830.76	$(449.65)	$41,294.77	0.00%
9	89	$—	$41,294.77	$1,439.69	$4,830.76	$(382.34)	$34,641.98	0.00%
10	90	$—	$34,641.98	$1,363.93	$4,830.76	$(316.46)	$28,130.83	0.00%
11	91	$—	$28,130.83	$1,289.79	$4,830.76	$(251.99)	$21,758.30	0.00%
12	92	$—	$21,758.30	$1,217.22	$4,830.76	$(188.89)	$15,521.44	0.00%
13	93	$—	$15,521.44	$1,146.20	$4,830.76	$(127.13)	$9,417.35	0.00%
14	94	$—	$9,417.35	$1,076.69	$4,830.76	$(66.69)	$3,443.22	0.00%
15	95	$—	$3,443.22	$613.78	$4,830.76	$(11.50)	$—	0.00%	$4,830.76	$0.00	(D)

(A)  $4830.76 equals .0483076 (the Protective Income Manager Payment Factor in year one) x $100,000 (the initial Contract Value). The Protective Income Manager Payment Factor is based on the age of Joe (the younger Covered Person) on the Rider Effective Date, as well as his attained age on the date we calculate the Optimal Withdrawal Amount (which, in this example, is the full amount withdrawn each year).

(B)  The numbers in the Impact of Fund Performance column reflect the performance of the underlying funds and fund expenses.

(C)  The End of Year Contract Value is equal to the Beginning of Year Contract Value minus Contract Charges minus the PIM Withdrawal minus Fund Expenses.

(D)  On the Maximum Annuity Commencement Date, which is when Sally (the older Covered Person) reaches age 95, Sally and Joe must choose to receive annuity payments under their Contract or Protected Lifetime Payments under the rider. Because there is no Contract Value remaining to annuitize, Sally and Joe will receive Protected Lifetime Payments in an annual amount of $4,830.76 until they both die.

EXAMPLE 3—POSITIVE SEPARATE ACCOUNT PERFORMANCE

ASSUMPTIONS:

•  Covered Person #1, Joe, 60 years old on the Rider Effective Date

•  Covered Person #2, Sally, 80 years old on the Rider Effective Date

•  Purchased the Protective Income Manager Rider at the time of Contract purchase and on or after October 1, 2011

•  Elected Joint Life Coverage

•  Began making Protective Income Manager Withdrawals immediately equal to the annual Optimal Withdrawal Amount

•  Separate Account performance (before all fees and charges): 7% in all years

Contract Year	End of Year Oldest Attained Age	Premium	Beginning of Year Contract Value	Contract Charges	Protective Income Manager Withdrawal(A)	Impact of Fund Performance(B)	End of Year Contract Value(C)	Separate Account Performance	Protected Lifetime Payment	Annuity Payment
1	81	$100,000.00	$100,000.00	$2,143.61	$4,830.76	$5,752.85	$98,778.48	7.00%
2	82	$—	$98,778.48	$2,129.19	$4,844.41	$5,680.28	$97,485.16	7.00%
3	83	$—	$97,485.16	$2,113.93	$4,857.53	$5,603.26	$96,116.97	7.00%
4	84	$—	$96,116.97	$2,097.79	$4,870.07	$5,522.11	$94,671.22	7.00%
5	85	$—	$94,671.22	$2,080.74	$4,881.96	$5,436.20	$93,144.72	7.00%
6	86	$—	$93,144.72	$2,062.75	$4,893.14	$5,345.58	$91,534.41	7.00%
7	87	$—	$91,534.41	$2,043.78	$4,903.54	$5,250.66	$89,837.76	7.00%
8	88	$—	$89,837.76	$2,023.80	$4,913.10	$5,149.95	$88,050.81	7.00%
9	89	$—	$88,050.81	$2,002.76	$4,921.69	$5,044.23	$86,170.59	7.00%
10	90	$—	$86,170.59	$1,980.63	$4,929.24	$4,932.96	$84,193.68	7.00%
11	91	$—	$84,193.68	$1,957.37	$4,935.62	$4,815.62	$82,116.31	7.00%
12	92	$—	$82,116.31	$1,932.94	$4,940.69	$4,692.83	$79,935.51	7.00%
13	93	$—	$79,935.51	$1,907.30	$4,944.32	$4,564.11	$77,648.00	7.00%
14	94	$—	$77,648.00	$1,880.42	$4,946.37	$4,428.71	$75,249.92	7.00%
15	95	$—	$75,249.92	$1,852.25	$4,946.62	$4,287.07	$72,738.13	7.00%	$4,830.76	$5,912.40	(D)

(A)  $4830.76 equals .0483076 (the Protective Income Manager Payment Factor in year one) x $100,000 (the initial Contract Value). The Protective Income Manager Payment Factor is based on the age of Joe (the younger Covered Person) on the Rider Effective Date, as well as his attained age on the date we calculate the Optimal Withdrawal Amount (which, in this example, is the full amount withdrawn each year).

(B)  The numbers in the Impact of Fund Performance column reflect the performance of the underlying funds and fund expenses.

(C)  The End of Year Contract Value is equal to the Beginning of Year Contract Value minus Contract Charges minus the PIM Withdrawal minus Fund Expenses.

(D)  On the Maximum Annuity Commencement Date, which is when Sally (the older Covered Person) reaches age 95, Sally and Joe must choose to receive annuity payments under their Contract or Protected Lifetime Payments under the rider. Because the annuity payments of $5,912.40 are greater than Protected Lifetime Payments of $4,830.76, Sally and Joe will receive annuity payments in an annual amount of $5,912.40 until they both die. The $5,912.40 represents Annuity Option B—Life Income With Or Without A Certain Period under the Contract with a 10-year Certain Period, assuming a 4% current interest rate.

Please tear off, complete and return this form to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to Protective Life's Life and Annuity Division, customer service center at the address shown on the cover.

Please send me a free copy of the Statement of Additional Information for the ProtectiveRewards® Elite Variable Annuity.

__________________________________________________________________________________________________________________ Name:

__________________________________________________________________________________________________________________ Address

__________________________________________________________________________________________________________________ City, State, Zip

__________________________________________________________________________________________________________________ Daytime Telephone Number

PART B

INFORMATION REQUIRED TO BE IN
THE STATEMENT OF ADDITIONAL INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY

P.O. Box 10648
Birmingham, Alabama 35202-0648
Telephone: 1-800-456-6330

STATEMENT OF ADDITIONAL INFORMATION
PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
PROTECTIVEREWARDS® ELITE VARIABLE ANNUITY
A FLEXIBLE PREMIUM
DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the ProtectiveRewards® Elite Variable Annuity, a group and individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS OCTOBER 1, 2011.

STATEMENT OF ADDITIONAL INFORMATION

Page
SAFEKEEPING OF ACCOUNT ASSETS	1

STATE REGULATION	1

RECORDS AND REPORTS	1

LEGAL MATTERS	1

EXPERTS	1

OTHER INFORMATION	2

FINANCIAL STATEMENTS	2

SAFEKEEPING OF ACCOUNT ASSETS

Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Where required, a copy of the Contract form has been filed with, and, if applicable, approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The statement of assets and liabilities of Protective Variable Annuity Separate Account as of December 31, 2010 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2010 and 2009 included in this SAI, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of Protective Life Insurance Company as of December 31, 2010, and 2009 and for each of the three years in the period ended December 31, 2010 included in this SAI, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

1

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N. E., Washington, D.C. 20549.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of the Protective Variable Annuity Separate Account as of December 31, 2010 and the related statement of operations for the year then ended and the changes in net assets for the years ended December 31, 2010 and 2009 as well as the Report of Independent Registered Public Accounting Firm are contained herein.

The audited consolidated balance sheets for Protective Life as of December 31, 2010 and 2009 and the related consolidated statements of income, share-owner's equity, and cash flows for each of the three years in the period ended December 31, 2010 as well as the Report of Independent Registered Public Accounting Firm are contained herein. Protective Life's Financial Statements should be considered only as bearing on its ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Protective Variable Annuity Separate Account.

Financial Statements follow this page.

2

All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

Report of Independent Registered Public Accounting Firm

To the Contract Owners of the Protective Variable Annuity Separate Account
and Board of Directors of Protective Life Insurance Company:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts as listed in Note 1 to such financial statements of the Protective Variable Annuity Separate Account (the "Separate Account") at December 31, 2010, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Protective Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Birmingham, Alabama
April 25, 2011

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
Year Ended December 31, 2010
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
Assets
Investment in sub-accounts at fair value	$95,324	$62,531	$44,104
Receivable from Protective Life Insurance Company	30	10	9
Total Assets	95,354	62,541	44,113
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$95,354	$62,541	$44,113
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
Assets
Investment in sub-accounts at fair value	$45,173	$52,654	$15,416
Receivable from Protective Life Insurance Company	12	1	—
Total Assets	45,185	52,655	15,416
Liabilities
Payable to Protective Life Insurance Company	—	—	1
Net Assets	$45,185	$52,655	$15,415
	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
Assets
Investment in sub-accounts at fair value	$34,837	$88,482	$56,109
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	34,837	88,482	56,109
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$34,837	$88,482	$56,109

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Assets
Investment in sub-accounts at fair value	$26,462	$827	$17,346
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	26,462	827	17,346
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$26,462	$827	$17,346
	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC
Assets
Investment in sub-accounts at fair value	$11,820	$2,435	$5,745
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	11,820	2,435	5,745
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$11,820	$2,435	$5,745
	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Assets
Investment in sub-accounts at fair value	$8,778	$11,833	$46,000
Receivable from Protective Life Insurance Company	9	—	5
Total Assets	8,787	11,833	46,005
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$8,787	$11,833	$46,005

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2010
(in thousands)

	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC
Assets
Investment in sub-accounts at fair value	$3,654	$6,407	$3,129
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	3,654	6,407	3,129
Liabilities
Payable to Protective Life Insurance Company	7	9	5
Net Assets	$3,647	$6,398	$3,124
	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
Assets
Investment in sub-accounts at fair value	$6,374	$2,721	$17,655
Receivable from Protective Life Insurance Company	3	—	—
Total Assets	6,377	2,721	17,655
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$6,377	$2,721	$17,655
	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC
Assets
Investment in sub-accounts at fair value	$81,959	$41,808	$23,103
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	81,959	41,808	23,103
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$81,959	$41,808	$23,103

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2010
(in thousands)

	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
Assets
Investment in sub-accounts at fair value	$65,193	$115,145	$71,364
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	65,193	115,145	71,364
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$65,193	$115,145	$71,364
	Oppenheimer Money Fund/VA	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA
Assets
Investment in sub-accounts at fair value	$48,337	$3,367	$12,576
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	48,337	3,367	12,576
Liabilities
Payable to Protective Life Insurance Company	1	—	4
Net Assets	$48,336	$3,367	$12,572
	Oppenheimer Main Street Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA
Assets
Investment in sub-accounts at fair value	$15,504	$29,879	$15,360
Receivable from Protective Life Insurance Company	—	5	—
Total Assets	15,504	29,884	15,360
Liabilities
Payable to Protective Life Insurance Company	3	—	1
Net Assets	$15,501	$29,884	$15,359

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Oppenheimer High Income Fund/VA	Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC
Assets
Investment in sub-accounts at fair value	$1,692	$1,098	$35,137
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	1,692	1,098	35,137
Liabilities
Payable to Protective Life Insurance Company	—	—	2
Net Assets	$1,692	$1,098	$35,135
	Oppenheimer Main Street Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Securites Fund/VA SC
Assets
Investment in sub-accounts at fair value	$7,180	$168,393	$115,027
Receivable from Protective Life Insurance Company	—	11	—
Total Assets	7,180	168,404	115,027
Liabilities
Payable to Protective Life Insurance Company	—	—	6
Net Assets	$7,180	$168,404	$115,021
	Oppenheimer High Income Fund/VA SC	Van Eck Global Hard Asset	Invesco Van Kampen VI Capital Growth
Assets
Investment in sub-accounts at fair value	$2,208	$413	$8,845
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	2,208	413	8,845
Liabilities
Payable to Protective Life Insurance Company	1	—	—
Net Assets	$2,207	$413	$8,845

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Invesco Van Kampen VI Comstock	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II
Assets
Investment in sub-accounts at fair value	$52,713	$57,792	$32,256
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	52,713	57,792	32,256
Liabilities
Payable to Protective Life Insurance Company	4	3	—
Net Assets	$52,709	$57,789	$32,256
	Invesco Van Kampen VI Equity and Income II	Invesco Van Kampen VI Government II	Invesco Van Kampen VI Capital Growth II
Assets
Investment in sub-accounts at fair value	$126,008	$121,331	$4,969
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	126,008	121,331	4,969
Liabilities
Payable to Protective Life Insurance Company	4	—	12
Net Assets	$126,004	$121,331	$4,957
	Invesco Van Kampen VI Comstock II	Invesco Van Kampen VI Growth & Income II	Invesco Van Kampen VI Global Tactical Asset Alloc II
Assets
Investment in sub-accounts at fair value	$132,150	$173,450	$2,909
Receivable from Protective Life Insurance Company	10	20	—
Total Assets	132,160	173,470	2,909
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$132,160	$173,470	$2,909

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Invesco Van Kampen VI International Growth Equity II	Invesco Van Kampen VI Mid Cap Value II	UIF Global Real Estate II
Assets
Investment in sub-accounts at fair value	$6,235	$708	$3,662
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	6,235	708	3,662
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$6,235	$708	$3,662
	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Value
Assets
Investment in sub-accounts at fair value	$133,638	$212,062	$106,256
Receivable from Protective Life Insurance Company	14	—	3
Total Assets	133,652	212,062	106,259
Liabilities
Payable to Protective Life Insurance Company	—	7	—
Net Assets	$133,652	$212,055	$106,259
	Lord Abbett Growth Opportunities	Lord Abbett Capital Structure	Lord Abbett International Opportunities
Assets
Investment in sub-accounts at fair value	$31,701	$55,469	$28,689
Receivable from Protective Life Insurance Company	8	—	—
Total Assets	31,709	55,469	28,689
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$31,709	$55,469	$28,689

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2
Assets
Investment in sub-accounts at fair value	$8,372	$29,582	$29,411
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	8,372	29,582	29,411
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$8,372	$29,582	$29,411
	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2
Assets
Investment in sub-accounts at fair value	$3,060	$100,516	$59,281
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	3,060	100,516	59,281
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$3,060	$100,516	$59,281
	Fidelity Equity Income SC2	Fidelity Invest Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2
Assets
Investment in sub-accounts at fair value	$10,375	$71,030	$1,019
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	10,375	71,030	1,019
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$10,375	$71,030	$1,019

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities	Franklin Income Securities
Assets
Investment in sub-accounts at fair value	$1,755	$8,296	$131,216
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	1,755	8,296	131,216
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$1,755	$8,296	$131,216
	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2
Assets
Investment in sub-accounts at fair value	$134,159	$11,368	$13,258
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	134,159	11,368	13,258
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$134,159	$11,368	$13,258
	Franklin US Government Fund	Templeton Growth Securities	Templeton Foreign Securities
Assets
Investment in sub-accounts at fair value	$166,068	$77,256	$79,883
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	166,068	77,256	79,883
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$166,068	$77,256	$79,883

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Templeton Global Bond Securities Fund II	Mutual Shares Securities	American Asset Allocation Fund Class 2
Assets
Investment in sub-accounts at fair value	$74,467	$238,074	$46,593
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	74,467	238,074	46,593
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$74,467	$238,074	$46,593
	Legg Mason ClearBridge Variable Mid Cap Core II	Legg Mason ClearBridge Variable Small Cap Growth II	PIMCO VIT Long-Term US Government Advisor
Assets
Investment in sub-accounts at fair value	$7,107	$886	$2,652
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	7,107	886	2,652
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$7,107	$886	$2,652
	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor
Assets
Investment in sub-accounts at fair value	$17,384	$45,415	$13,615
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	17,384	45,415	13,615
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$17,384	$45,415	$13,615

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2010
(in thousands)

	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
Assets
Investment in sub-accounts at fair value	$183,821	$5,087	$28,364
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	183,821	5,087	28,364
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$183,821	$5,087	$28,364

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 2010
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
Investment Income
Dividends	$729	$908	$619
Expense
Mortality and expense risk and administrative charges	1,090	658	575
Net investment income (loss)	(361)	250	44
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(323)	(1,210)	66
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(323)	(1,210)	66
Net unrealized appreciation (depreciation) on investments during the period	9,487	6,223	4,528
Net realized and unrealized gain (loss) on investments	9,164	5,013	4,594
Net Increase (Decrease) in Net Assets resulting from Operations	$8,803	$5,263	$4,638
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
Investment Income
Dividends	$225	$215	$96
Expense
Mortality and expense risk and administrative charges	498	590	139
Net investment income (loss)	(273)	(375)	(43)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(1,807)	1,323	(879)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(1,807)	1,323	(879)
Net unrealized appreciation (depreciation) on investments during the period	12,837	3,697	4,062
Net realized and unrealized gain (loss) on investments	11,030	5,020	3,183
Net Increase (Decrease) in Net Assets resulting from Operations	$10,757	$4,645	$3,140

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
Investment Income
Dividends	$62	$510	$680
Expense
Mortality and expense risk and administrative charges	192	582	424
Net investment income (loss)	(130)	(72)	256
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	35	167	294
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	35	167	294
Net unrealized appreciation (depreciation) on investments during the period	2,924	7,802	4,443
Net realized and unrealized gain (loss) on investments	2,959	7,969	4,737
Net Increase (Decrease) in Net Assets resulting from Operations	$2,829	$7,897	$4,993
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Investment Income
Dividends	$75	$10	$—
Expense
Mortality and expense risk and administrative charges	194	9	53
Net investment income (loss)	(119)	1	(53)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	627	—	35
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	627	—	35
Net unrealized appreciation (depreciation) on investments during the period	5,727	82	1,715
Net realized and unrealized gain (loss) on investments	6,354	82	1,750
Net Increase (Decrease) in Net Assets resulting from Operations	$6,235	$83	$1,697

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC
Investment Income
Dividends	$45	$33	$7
Expense
Mortality and expense risk and administrative charges	35	34	79
Net investment income (loss)	10	(1)	(72)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	—	(93)	31
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	—	(93)	31
Net unrealized appreciation (depreciation) on investments during the period	1,244	323	753
Net realized and unrealized gain (loss) on investments	1,244	230	784
Net Increase (Decrease) in Net Assets resulting from Operations	$1,254	$229	$712
	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Investment Income
Dividends	$85	$148	$1,346
Expense
Mortality and expense risk and administrative charges	123	164	607
Net investment income (loss)	(38)	(16)	739
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(75)	(165)	72
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(75)	(165)	72
Net unrealized appreciation (depreciation) on investments during the period	1,259	1,234	3,010
Net realized and unrealized gain (loss) on investments	1,184	1,069	3,082
Net Increase (Decrease) in Net Assets resulting from Operations	$1,146	$1,053	$3,821

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC
Investment Income
Dividends	$—	$225	$16
Expense
Mortality and expense risk and administrative charges	44	91	45
Net investment income (loss)	(44)	134	(29)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(29)	79	(314)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(29)	79	(314)
Net unrealized appreciation (depreciation) on investments during the period	1,047	503	650
Net realized and unrealized gain (loss) on investments	1,018	582	336
Net Increase (Decrease) in Net Assets resulting from Operations	$974	$716	$307
	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
Investment Income
Dividends	$—	$13	$69
Expense
Mortality and expense risk and administrative charges	53	21	110
Net investment income (loss)	(53)	(8)	(41)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	36	(8)	17
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	36	(8)	17
Net unrealized appreciation (depreciation) on investments during the period	794	359	1,443
Net realized and unrealized gain (loss) on investments	830	351	1,460
Net Increase (Decrease) in Net Assets resulting from Operations	$777	$343	$1,419

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC
Investment Income
Dividends	$1,895	$—	$478
Expense
Mortality and expense risk and administrative charges	704	259	188
Net investment income (loss)	1,191	(259)	290
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(317)	713	(61)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(317)	713	(61)
Net unrealized appreciation (depreciation) on investments during the period	5,487	8,875	2,213
Net realized and unrealized gain (loss) on investments	5,170	9,588	2,152
Net Increase (Decrease) in Net Assets resulting from Operations	$6,361	$9,329	$2,442
	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
Investment Income
Dividends	$166	$858	$214
Expense
Mortality and expense risk and administrative charges	495	563	328
Net investment income (loss)	(329)	295	(114)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	664	—	4
Capital gain distribution	—	90	—
Net realized gain (loss) on investments	664	90	4
Net unrealized appreciation (depreciation) on investments during the period	6,425	1,225	5,815
Net realized and unrealized gain (loss) on investments	7,089	1,315	5,819
Net Increase (Decrease) in Net Assets resulting from Operations	$6,760	$1,610	$5,705

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Oppenheimer Money Fund/VA	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA
Investment Income
Dividends	$12	$—	$24
Expense
Mortality and expense risk and administrative charges	535	44	170
Net investment income (loss)	(523)	(44)	(146)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	—	(239)	(181)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	—	(239)	(181)
Net unrealized appreciation (depreciation) on investments during the period	2	1,013	1,204
Net realized and unrealized gain (loss) on investments	2	774	1,023
Net Increase (Decrease) in Net Assets resulting from Operations	$(521)	$730	$877
	Oppenheimer Main Street Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA
Investment Income
Dividends	$176	$2,698	$221
Expense
Mortality and expense risk and administrative charges	207	418	192
Net investment income (loss)	(31)	2,280	29
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(596)	479	(216)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(596)	479	(216)
Net unrealized appreciation (depreciation) on investments during the period	2,657	1,153	2,191
Net realized and unrealized gain (loss) on investments	2,061	1,632	1,975
Net Increase (Decrease) in Net Assets resulting from Operations	$2,030	$3,912	$2,004

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Oppenheimer High Income Fund/VA	Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC
Investment Income
Dividends	$112	$—	$—
Expense
Mortality and expense risk and administrative charges	22	10	270
Net investment income (loss)	90	(10)	(270)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(577)	(4)	225
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(577)	(4)	225
Net unrealized appreciation (depreciation) on investments during the period	698	259	2,748
Net realized and unrealized gain (loss) on investments	121	255	2,973
Net Increase (Decrease) in Net Assets resulting from Operations	$211	$245	$2,703
	Oppenheimer Main Street Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Securites Fund/VA SC
Investment Income
Dividends	$49	$9,625	$507
Expense
Mortality and expense risk and administrative charges	67	1,290	672
Net investment income (loss)	(18)	8,335	(165)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(37)	394	(270)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(37)	394	(270)
Net unrealized appreciation (depreciation) on investments during the period	942	8,280	13,079
Net realized and unrealized gain (loss) on investments	905	8,674	12,809
Net Increase (Decrease) in Net Assets resulting from Operations	$887	$17,009	$12,644

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Oppenheimer High Income Fund/VA SC	Van Eck Global Hard Asset	Invesco Van Kampen VI Capital Growth
Investment Income
Dividends	$138	$2	$—
Expense
Mortality and expense risk and administrative charges	23	7	108
Net investment income (loss)	115	(5)	(108)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(254)	114	(818)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(254)	114	(818)
Net unrealized appreciation (depreciation) on investments during the period	418	(17)	2,379
Net realized and unrealized gain (loss) on investments	164	97	1,561
Net Increase (Decrease) in Net Assets resulting from Operations	$279	$92	$1,453
	Invesco Van Kampen VI Comstock	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II
Investment Income
Dividends	$74	$63	$—
Expense
Mortality and expense risk and administrative charges	643	716	229
Net investment income (loss)	(569)	(653)	(229)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(331)	939	115
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(331)	939	115
Net unrealized appreciation (depreciation) on investments during the period	7,924	5,673	5,934
Net realized and unrealized gain (loss) on investments	7,593	6,612	6,049
Net Increase (Decrease) in Net Assets resulting from Operations	$7,024	$5,959	$5,820

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Invesco Van Kampen VI Equity and Income II	Invesco Van Kampen VI Government II	Invesco Van Kampen VI Capital Growth II
Investment Income
Dividends	$2,169	$254	$—
Expense
Mortality and expense risk and administrative charges	1,044	1,073	49
Net investment income (loss)	1,125	(819)	(49)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	671	236	172
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	671	236	172
Net unrealized appreciation (depreciation) on investments during the period	10,355	5,573	689
Net realized and unrealized gain (loss) on investments	11,026	5,809	861
Net Increase (Decrease) in Net Assets resulting from Operations	$12,151	$4,990	$812
	Invesco Van Kampen VI Comstock II	Invesco Van Kampen VI Growth & Income II	Invesco Van Kampen VI Global Tactical Asset Alloc II
Investment Income
Dividends	$135	$94	$1
Expense
Mortality and expense risk and administrative charges	995	1,142	16
Net investment income (loss)	(860)	(1,048)	(15)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(2,906)	(299)	1
Capital gain distribution	—	—	6
Net realized gain (loss) on investments	(2,906)	(299)	7
Net unrealized appreciation (depreciation) on investments during the period	20,103	17,871	186
Net realized and unrealized gain (loss) on investments	17,197	17,572	193
Net Increase (Decrease) in Net Assets resulting from Operations	$16,337	$16,524	$178

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Invesco Van Kampen VI International Growth Equity II	Invesco Van Kampen VI Mid Cap Value II	UIF Global Real Estate II
Investment Income
Dividends	$83	$2	$204
Expense
Mortality and expense risk and administrative charges	57	4	26
Net investment income (loss)	26	(2)	178
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	29	1	(2)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	29	1	(2)
Net unrealized appreciation (depreciation) on investments during the period	481	80	304
Net realized and unrealized gain (loss) on investments	510	81	302
Net Increase (Decrease) in Net Assets resulting from Operations	$536	$79	$480
	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Value
Investment Income
Dividends	$687	$12,271	$381
Expense
Mortality and expense risk and administrative charges	1,255	1,909	947
Net investment income (loss)	(568)	10,362	(566)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(1,679)	893	(1,829)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(1,679)	893	(1,829)
Net unrealized appreciation (depreciation) on investments during the period	21,032	7,723	24,103
Net realized and unrealized gain (loss) on investments	19,353	8,616	22,274
Net Increase (Decrease) in Net Assets resulting from Operations	$18,785	$18,978	$21,708

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Lord Abbett Growth Opportunities	Lord Abbett Capital Structure	Lord Abbett International Opportunities
Investment Income
Dividends	$—	$1,496	$202
Expense
Mortality and expense risk and administrative charges	248	489	206
Net investment income (loss)	(248)	1,007	(4)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	687	(825)	288
Capital gain distribution	175	—	—
Net realized gain (loss) on investments	862	(825)	288
Net unrealized appreciation (depreciation) on investments during the period	5,269	6,705	4,503
Net realized and unrealized gain (loss) on investments	6,131	5,880	4,791
Net Increase (Decrease) in Net Assets resulting from Operations	$5,883	$6,887	$4,787
	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2
Investment Income
Dividends	$32	$79	$464
Expense
Mortality and expense risk and administrative charges	67	148	246
Net investment income (loss)	(35)	(69)	218
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	41	2	362
Capital gain distribution	—	—	445
Net realized gain (loss) on investments	41	2	807
Net unrealized appreciation (depreciation) on investments during the period	934	3,370	2,411
Net realized and unrealized gain (loss) on investments	975	3,372	3,218
Net Increase (Decrease) in Net Assets resulting from Operations	$940	$3,303	$3,436

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2
Investment Income
Dividends	$1	$917	$64
Expense
Mortality and expense risk and administrative charges	29	778	425
Net investment income (loss)	(28)	139	(361)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	8	658	546
Capital gain distribution	9	42	133
Net realized gain (loss) on investments	17	700	679
Net unrealized appreciation (depreciation) on investments during the period	600	12,386	10,358
Net realized and unrealized gain (loss) on investments	617	13,086	11,037
Net Increase (Decrease) in Net Assets resulting from Operations	$589	$13,225	$10,676
	Fidelity Equity Income SC2	Fidelity Invest Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2
Investment Income
Dividends	$156	$2,327	$19
Expense
Mortality and expense risk and administrative charges	100	663	10
Net investment income (loss)	56	1,664	9
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	28	234	2
Capital gain distribution	—	776	12
Net realized gain (loss) on investments	28	1,010	14
Net unrealized appreciation (depreciation) on investments during the period	1,184	858	70
Net realized and unrealized gain (loss) on investments	1,212	1,868	84
Net Increase (Decrease) in Net Assets resulting from Operations	$1,268	$3,532	$93

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities	Franklin Income Securities
Investment Income
Dividends	$33	$—	$7,678
Expense
Mortality and expense risk and administrative charges	18	63	1,064
Net investment income (loss)	15	(63)	6,614
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	4	65	897
Capital gain distribution	13	—	—
Net realized gain (loss) on investments	17	65	897
Net unrealized appreciation (depreciation) on investments during the period	165	1,067	5,627
Net realized and unrealized gain (loss) on investments	182	1,132	6,524
Net Increase (Decrease) in Net Assets resulting from Operations	$197	$1,069	$13,138
	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2
Investment Income
Dividends	$1,605	$—	$30
Expense
Mortality and expense risk and administrative charges	962	91	57
Net investment income (loss)	643	(91)	(27)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	826	84	6
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	826	84	6
Net unrealized appreciation (depreciation) on investments during the period	17,728	2,156	1,924
Net realized and unrealized gain (loss) on investments	18,554	2,240	1,930
Net Increase (Decrease) in Net Assets resulting from Operations	$19,197	$2,149	$1,903

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Franklin US Government Fund	Templeton Growth Securities	Templeton Foreign Securities
Investment Income
Dividends	$3,760	$701	$1,208
Expense
Mortality and expense risk and administrative charges	1,249	492	593
Net investment income (loss)	2,511	209	615
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	49	(297)	242
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	49	(297)	242
Net unrealized appreciation (depreciation) on investments during the period	1,308	5,328	5,179
Net realized and unrealized gain (loss) on investments	1,357	5,031	5,421
Net Increase (Decrease) in Net Assets resulting from Operations	$3,868	$5,240	$6,036
	Templeton Global Bond Securities Fund II	Mutual Shares Securities	American Asset Allocation Fund Class 2
Investment Income
Dividends	$690	$2,868	$829
Expense
Mortality and expense risk and administrative charges	546	1,581	324
Net investment income (loss)	144	1,287	505
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	99	408	17
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	99	408	17
Net unrealized appreciation (depreciation) on investments during the period	5,547	16,970	4,037
Net realized and unrealized gain (loss) on investments	5,646	17,378	4,054
Net Increase (Decrease) in Net Assets resulting from Operations	$5,790	$18,665	$4,559

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Legg Mason ClearBridge Variable Mid Cap Core II	Legg Mason ClearBridge Variable Small Cap Growth II	PIMCO VIT Long-Term US Government Advisor
Investment Income
Dividends	$—	$—	$40
Expense
Mortality and expense risk and administrative charges	36	5	15
Net investment income (loss)	(36)	(5)	25
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	—	(4)	(23)
Capital gain distribution	—	—	59
Net realized gain (loss) on investments	—	(4)	36
Net unrealized appreciation (depreciation) on investments during the period	958	128	(139)
Net realized and unrealized gain (loss) on investments	958	124	(103)
Net Increase (Decrease) in Net Assets resulting from Operations	$922	$119	$(78)
	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor
Investment Income
Dividends	$131	$248	$39
Expense
Mortality and expense risk and administrative charges	103	244	62
Net investment income (loss)	28	4	(23)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	3	2	—
Capital gain distribution	51	361	16
Net realized gain (loss) on investments	54	363	16
Net unrealized appreciation (depreciation) on investments during the period	131	199	18
Net realized and unrealized gain (loss) on investments	185	562	34
Net Increase (Decrease) in Net Assets resulting from Operations	$213	$566	$11

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
Investment Income
Dividends	$1,999	$75	$28
Expense
Mortality and expense risk and administrative charges	978	25	144
Net investment income (loss)	1,021	50	(116)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	—	30	14
Capital gain distribution	4,984	—	—
Net realized gain (loss) on investments	4,984	30	14
Net unrealized appreciation (depreciation) on investments during the period	(2,928)	753	3,179
Net realized and unrealized gain (loss) on investments	2,056	783	3,193
Net Increase (Decrease) in Net Assets resulting from Operations	$3,077	$833	$3,077

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2010
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
From Operations
Net investment income (loss)	$(361)	$250	$44
Net realized gain (loss) on investments	(323)	(1,210)	66
Net unrealized appreciation (depreciation) of investments during the period	9,487	6,223	4,528
Net increase (decrease) in net assets resulting from operations	8,803	5,263	4,638
From Variable Annuity Contract Transactions
Contractowners' net payments	301	209	133
Contract maintenance fees	(167)	(222)	(42)
Surrenders	(10,570)	(6,266)	(4,972)
Death benefits	(1,929)	(1,258)	(1,116)
Transfer (to) from other portfolios	(3,749)	(1,827)	(1,819)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(16,114)	(9,364)	(7,816)
Total increase (decrease) in net assets	(7,311)	(4,101)	(3,178)
Net Assets
Beginning of Year	102,665	66,642	47,291
End of Year	$95,354	$62,541	$44,113
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
From Operations
Net investment income (loss)	$(273)	$(375)	$(43)
Net realized gain (loss) on investments	(1,807)	1,323	(879)
Net unrealized appreciation (depreciation) of investments during the period	12,837	3,697	4,062
Net increase (decrease) in net assets resulting from operations	10,757	4,645	3,140
From Variable Annuity Contract Transactions
Contractowners' net payments	120	203	55
Contract maintenance fees	(98)	(109)	(18)
Surrenders	(4,188)	(6,019)	(2,332)
Death benefits	(758)	(803)	(162)
Transfer (to) from other portfolios	(3,212)	(2,462)	(408)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(8,136)	(9,190)	(2,865)
Total increase (decrease) in net assets	2,621	(4,545)	275
Net Assets
Beginning of Year	42,564	57,200	15,140
End of Year	$45,185	$52,655	$15,415

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
From Operations
Net investment income (loss)	$(130)	$(72)	$256
Net realized gain (loss) on investments	35	167	294
Net unrealized appreciation (depreciation) of investments during the period	2,924	7,802	4,443
Net increase (decrease) in net assets resulting from operations	2,829	7,897	4,993
From Variable Annuity Contract Transactions
Contractowners' net payments	13,742	14,891	2,220
Contract maintenance fees	(123)	(605)	(470)
Surrenders	(407)	(2,491)	(1,932)
Death benefits	(100)	(359)	(245)
Transfer (to) from other portfolios	10,441	9,249	3,938
Net increase (decrease) in net assets resulting from variable annuity contract transactions	23,553	20,685	3,511
Total increase (decrease) in net assets	26,382	28,582	8,504
Net Assets
Beginning of Year	8,455	59,900	47,605
End of Year	$34,837	$88,482	$56,109
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
From Operations
Net investment income (loss)	$(119)	$1	$(53)
Net realized gain (loss) on investments	627	—	35
Net unrealized appreciation (depreciation) of investments during the period	5,727	82	1,715
Net increase (decrease) in net assets resulting from operations	6,235	83	1,697
From Variable Annuity Contract Transactions
Contractowners' net payments	449	24	8,937
Contract maintenance fees	(216)	(6)	(41)
Surrenders	(882)	(18)	(90)
Death benefits	(115)	(5)	(26)
Transfer (to) from other portfolios	(2,024)	139	6,709
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,788)	134	15,489
Total increase (decrease) in net assets	3,447	217	17,186
Net Assets
Beginning of Year	23,015	610	160
End of Year	$26,462	$827	$17,346

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC
From Operations
Net investment income (loss)	$10	$(1)	$(72)
Net realized gain (loss) on investments	—	(93)	31
Net unrealized appreciation (depreciation) of investments during the period	1,244	323	753
Net increase (decrease) in net assets resulting from operations	1,254	229	712
From Variable Annuity Contract Transactions
Contractowners' net payments	7,317	2	30
Contract maintenance fees	(27)	(2)	(7)
Surrenders	(92)	(262)	(845)
Death benefits	(32)	(32)	(87)
Transfer (to) from other portfolios	3,400	—	(281)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	10,566	(294)	(1,190)
Total increase (decrease) in net assets	11,820	(65)	(478)
Net Assets
Beginning of Year	—	2,500	6,223
End of Year	$11,820	$2,435	$5,745
	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
From Operations
Net investment income (loss)	$(38)	$(16)	$739
Net realized gain (loss) on investments	(75)	(165)	72
Net unrealized appreciation (depreciation) of investments during the period	1,259	1,234	3,010
Net increase (decrease) in net assets resulting from operations	1,146	1,053	3,821
From Variable Annuity Contract Transactions
Contractowners' net payments	55	80	105
Contract maintenance fees	(9)	(9)	(24)
Surrenders	(1,220)	(1,786)	(6,857)
Death benefits	(195)	(452)	(915)
Transfer (to) from other portfolios	(730)	(455)	(1,077)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,099)	(2,622)	(8,768)
Total increase (decrease) in net assets	(953)	(1,569)	(4,947)
Net Assets
Beginning of Year	9,740	13,402	50,952
End of Year	$8,787	$11,833	$46,005

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC
From Operations
Net investment income (loss)	$(44)	$134	$(29)
Net realized gain (loss) on investments	(29)	79	(314)
Net unrealized appreciation (depreciation) of investments during the period	1,047	503	650
Net increase (decrease) in net assets resulting from operations	974	716	307
From Variable Annuity Contract Transactions
Contractowners' net payments	36	71	28
Contract maintenance fees	(3)	(4)	(2)
Surrenders	(408)	(1,523)	(659)
Death benefits	(59)	(246)	(37)
Transfer (to) from other portfolios	(28)	(116)	(320)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(462)	(1,818)	(990)
Total increase (decrease) in net assets	512	(1,102)	(683)
Net Assets
Beginning of Year	3,135	7,500	3,807
End of Year	$3,647	$6,398	$3,124
	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
From Operations
Net investment income (loss)	$(53)	$(8)	$(41)
Net realized gain (loss) on investments	36	(8)	17
Net unrealized appreciation (depreciation) of investments during the period	794	359	1,443
Net increase (decrease) in net assets resulting from operations	777	343	1,419
From Variable Annuity Contract Transactions
Contractowners' net payments	685	337	7,251
Contract maintenance fees	(20)	(7)	(70)
Surrenders	(303)	(201)	(431)
Death benefits	(74)	(41)	(107)
Transfer (to) from other portfolios	913	598	4,903
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,201	686	11,546
Total increase (decrease) in net assets	1,978	1,029	12,965
Net Assets
Beginning of Year	4,399	1,692	4,690
End of Year	$6,377	$2,721	$17,655

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC
From Operations
Net investment income (loss)	$1,191	$(259)	$290
Net realized gain (loss) on investments	(317)	713	(61)
Net unrealized appreciation (depreciation) of investments during the period	5,487	8,875	2,213
Net increase (decrease) in net assets resulting from operations	6,361	9,329	2,442
From Variable Annuity Contract Transactions
Contractowners' net payments	6,777	10,010	6,005
Contract maintenance fees	(222)	(226)	(86)
Surrenders	(6,446)	(1,056)	(939)
Death benefits	(1,504)	(147)	(157)
Transfer (to) from other portfolios	6,902	5,251	3,277
Net increase (decrease) in net assets resulting from variable annuity contract transactions	5,507	13,832	8,100
Total increase (decrease) in net assets	11,868	23,161	10,542
Net Assets
Beginning of Year	70,091	18,647	12,561
End of Year	$81,959	$41,808	$23,103
	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
From Operations
Net investment income (loss)	$(329)	$295	$(114)
Net realized gain (loss) on investments	664	90	4
Net unrealized appreciation (depreciation) of investments during the period	6,425	1,225	5,815
Net increase (decrease) in net assets resulting from operations	6,760	1,610	5,705
From Variable Annuity Contract Transactions
Contractowners' net payments	2,245	52,640	30,625
Contract maintenance fees	(533)	(438)	(249)
Surrenders	(3,144)	(1,297)	(773)
Death benefits	(460)	(209)	(130)
Transfer (to) from other portfolios	897	57,704	32,917
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(995)	108,400	62,390
Total increase (decrease) in net assets	5,765	110,010	68,095
Net Assets
Beginning of Year	59,428	5,135	3,269
End of Year	$65,193	$115,145	$71,364

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Oppenheimer Money Fund/VA	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA
From Operations
Net investment income (loss)	$(523)	$(44)	$(146)
Net realized gain (loss) on investments	—	(239)	(181)
Net unrealized appreciation (depreciation) of investments during the period	2	1,013	1,204
Net increase (decrease) in net assets resulting from operations	(521)	730	877
From Variable Annuity Contract Transactions
Contractowners' net payments	9,898	15	70
Contract maintenance fees	(163)	(4)	(12)
Surrenders	(21,210)	(398)	(1,770)
Death benefits	(2,002)	(53)	(224)
Transfer (to) from other portfolios	22,633	(107)	(783)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	9,156	(547)	(2,719)
Total increase (decrease) in net assets	8,635	183	(1,842)
Net Assets
Beginning of Year	39,701	3,184	14,414
End of Year	$48,336	$3,367	$12,572
	Oppenheimer Main Street Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA
From Operations
Net investment income (loss)	$(31)	$2,280	$29
Net realized gain (loss) on investments	(596)	479	(216)
Net unrealized appreciation (depreciation) of investments during the period	2,657	1,153	2,191
Net increase (decrease) in net assets resulting from operations	2,030	3,912	2,004
From Variable Annuity Contract Transactions
Contractowners' net payments	80	109	49
Contract maintenance fees	(11)	(17)	(8)
Surrenders	(1,952)	(4,224)	(2,117)
Death benefits	(426)	(1,182)	(290)
Transfer (to) from other portfolios	(811)	(636)	(69)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,120)	(5,950)	(2,435)
Total increase (decrease) in net assets	(1,090)	(2,038)	(431)
Net Assets
Beginning of Year	16,591	31,922	15,790
End of Year	$15,501	$29,884	$15,359

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Oppenheimer High Income Fund/VA	Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC
From Operations
Net investment income (loss)	$90	$(10)	$(270)
Net realized gain (loss) on investments	(577)	(4)	225
Net unrealized appreciation (depreciation) of investments during the period	698	259	2,748
Net increase (decrease) in net assets resulting from operations	211	245	2,703
From Variable Annuity Contract Transactions
Contractowners' net payments	21	15	1,133
Contract maintenance fees	(1)	(5)	(259)
Surrenders	(252)	(128)	(2,552)
Death benefits	(32)	—	(243)
Transfer (to) from other portfolios	(64)	(38)	1,116
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(328)	(156)	(805)
Total increase (decrease) in net assets	(117)	89	1,898
Net Assets
Beginning of Year	1,809	1,009	33,237
End of Year	$1,692	$1,098	$35,135
	Oppenheimer Main Street Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Securites Fund/VA SC
From Operations
Net investment income (loss)	$(18)	$8,335	$(165)
Net realized gain (loss) on investments	(37)	394	(270)
Net unrealized appreciation (depreciation) of investments during the period	942	8,280	13,079
Net increase (decrease) in net assets resulting from operations	887	17,009	12,644
From Variable Annuity Contract Transactions
Contractowners' net payments	899	31,863	39,423
Contract maintenance fees	(26)	(1,012)	(390)
Surrenders	(738)	(7,356)	(3,624)
Death benefits	(231)	(1,161)	(635)
Transfer (to) from other portfolios	1,068	26,028	34,331
Net increase (decrease) in net assets resulting from variable annuity contract transactions	972	48,362	69,105
Total increase (decrease) in net assets	1,859	65,371	81,749
Net Assets
Beginning of Year	5,321	103,033	33,272
End of Year	$7,180	$168,404	$115,021

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Oppenheimer High Income Fund/VA SC	Van Eck Global Hard Asset	Invesco Van Kampen VI Capital Growth
From Operations
Net investment income (loss)	$115	$(5)	$(108)
Net realized gain (loss) on investments	(254)	114	(818)
Net unrealized appreciation (depreciation) of investments during the period	418	(17)	2,379
Net increase (decrease) in net assets resulting from operations	279	92	1,453
From Variable Annuity Contract Transactions
Contractowners' net payments	31	—	22
Contract maintenance fees	(7)	—	(5)
Surrenders	(240)	(162)	(1,384)
Death benefits	(66)	—	(46)
Transfer (to) from other portfolios	(234)	(10)	(465)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(516)	(172)	(1,878)
Total increase (decrease) in net assets	(237)	(80)	(425)
Net Assets
Beginning of Year	2,444	493	9,270
End of Year	$2,207	$413	$8,845
	Invesco Van Kampen VI Comstock	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II
From Operations
Net investment income (loss)	$(569)	$(653)	$(229)
Net realized gain (loss) on investments	(331)	939	115
Net unrealized appreciation (depreciation) of investments during the period	7,924	5,673	5,934
Net increase (decrease) in net assets resulting from operations	7,024	5,959	5,820
From Variable Annuity Contract Transactions
Contractowners' net payments	85	105	8,325
Contract maintenance fees	(28)	(28)	(140)
Surrenders	(7,668)	(8,065)	(677)
Death benefits	(1,223)	(1,239)	(125)
Transfer (to) from other portfolios	(2,668)	(2,734)	10,867
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(11,502)	(11,961)	18,250
Total increase (decrease) in net assets	(4,478)	(6,002)	24,070
Net Assets
Beginning of Year	57,187	63,791	8,186
End of Year	$52,709	$57,789	$32,256

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Invesco Van Kampen VI Equity and Income II	Invesco Van Kampen VI Government II	Invesco Van Kampen VI Capital Growth II
From Operations
Net investment income (loss)	$1,125	$(819)	$(49)
Net realized gain (loss) on investments	671	236	172
Net unrealized appreciation (depreciation) of investments during the period	10,355	5,573	689
Net increase (decrease) in net assets resulting from operations	12,151	4,990	812
From Variable Annuity Contract Transactions
Contractowners' net payments	14,360	2,589	14
Contract maintenance fees	(293)	(831)	(12)
Surrenders	(11,032)	(9,542)	(503)
Death benefits	(2,190)	(1,526)	(36)
Transfer (to) from other portfolios	10,309	4,472	(311)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	11,154	(4,838)	(848)
Total increase (decrease) in net assets	23,305	152	(36)
Net Assets
Beginning of Year	102,699	121,179	4,993
End of Year	$126,004	$121,331	$4,957
	Invesco Van Kampen VI Comstock II	Invesco Van Kampen VI Growth & Income II	Invesco Van Kampen VI Global Tactical Asset Alloc II
From Operations
Net investment income (loss)	$(860)	$(1,048)	$(15)
Net realized gain (loss) on investments	(2,906)	(299)	7
Net unrealized appreciation (depreciation) of investments during the period	20,103	17,871	186
Net increase (decrease) in net assets resulting from operations	16,337	16,524	178
From Variable Annuity Contract Transactions
Contractowners' net payments	16,461	45,224	1,529
Contract maintenance fees	(344)	(689)	(9)
Surrenders	(9,710)	(6,903)	(21)
Death benefits	(1,819)	(1,304)	(1)
Transfer (to) from other portfolios	13,282	38,694	1,174
Net increase (decrease) in net assets resulting from variable annuity contract transactions	17,870	75,022	2,672
Total increase (decrease) in net assets	34,207	91,546	2,850
Net Assets
Beginning of Year	97,953	81,924	59
End of Year	$132,160	$173,470	$2,909

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Invesco Van Kampen VI International Growth Equity II	Invesco Van Kampen VI Mid Cap Value II	UIF Global Real Estate II
From Operations
Net investment income (loss)	$26	$(2)	$178
Net realized gain (loss) on investments	29	1	(2)
Net unrealized appreciation (depreciation) of investments during the period	481	80	304
Net increase (decrease) in net assets resulting from operations	536	79	480
From Variable Annuity Contract Transactions
Contractowners' net payments	72	316	1,162
Contract maintenance fees	(23)	(2)	(15)
Surrenders	(286)	(7)	(166)
Death benefits	(50)	(1)	(9)
Transfer (to) from other portfolios	925	319	1,075
Net increase (decrease) in net assets resulting from variable annuity contract transactions	638	625	2,047
Total increase (decrease) in net assets	1,174	704	2,527
Net Assets
Beginning of Year	5,061	4	1,135
End of Year	$6,235	$708	$3,662
	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Value
From Operations
Net investment income (loss)	$(568)	$10,362	$(566)
Net realized gain (loss) on investments	(1,679)	893	(1,829)
Net unrealized appreciation (depreciation) of investments during the period	21,032	7,723	24,103
Net increase (decrease) in net assets resulting from operations	18,785	18,978	21,708
From Variable Annuity Contract Transactions
Contractowners' net payments	8,212	39,095	1,849
Contract maintenance fees	(277)	(753)	(317)
Surrenders	(12,557)	(18,210)	(9,843)
Death benefits	(2,411)	(2,676)	(1,786)
Transfer (to) from other portfolios	5,901	30,133	(5,096)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,132)	47,589	(15,193)
Total increase (decrease) in net assets	17,653	66,567	6,515
Net Assets
Beginning of Year	115,999	145,488	99,744
End of Year	$133,652	$212,055	$106,259

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Lord Abbett Growth Opportunities	Lord Abbett Capital Structure	Lord Abbett International Opportunities
From Operations
Net investment income (loss)	$(248)	$1,007	$(4)
Net realized gain (loss) on investments	862	(825)	288
Net unrealized appreciation (depreciation) of investments during the period	5,269	6,705	4,503
Net increase (decrease) in net assets resulting from operations	5,883	6,887	4,787
From Variable Annuity Contract Transactions
Contractowners' net payments	1,022	1,310	1,870
Contract maintenance fees	(174)	(132)	(208)
Surrenders	(1,841)	(5,830)	(1,113)
Death benefits	(233)	(1,179)	(112)
Transfer (to) from other portfolios	(1,211)	670	3,020
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,437)	(5,161)	3,457
Total increase (decrease) in net assets	3,446	1,726	8,244
Net Assets
Beginning of Year	28,263	53,743	20,445
End of Year	$31,709	$55,469	$28,689
	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2
From Operations
Net investment income (loss)	$(35)	$(69)	$218
Net realized gain (loss) on investments	41	2	807
Net unrealized appreciation (depreciation) of investments during the period	934	3,370	2,411
Net increase (decrease) in net assets resulting from operations	940	3,303	3,436
From Variable Annuity Contract Transactions
Contractowners' net payments	1,741	14,708	3,372
Contract maintenance fees	(38)	(104)	(188)
Surrenders	(262)	(339)	(2,058)
Death benefits	(33)	(34)	(196)
Transfer (to) from other portfolios	1,795	10,551	1,984
Net increase (decrease) in net assets resulting from variable annuity contract transactions	3,203	24,782	2,914
Total increase (decrease) in net assets	4,143	28,085	6,350
Net Assets
Beginning of Year	4,229	1,497	23,061
End of Year	$8,372	$29,582	$29,411

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2
From Operations
Net investment income (loss)	$(28)	$139	$(361)
Net realized gain (loss) on investments	17	700	679
Net unrealized appreciation (depreciation) of investments during the period	600	12,386	10,358
Net increase (decrease) in net assets resulting from operations	589	13,225	10,676
From Variable Annuity Contract Transactions
Contractowners' net payments	25	14,113	16,495
Contract maintenance fees	(10)	(487)	(210)
Surrenders	(196)	(4,508)	(2,154)
Death benefits	(12)	(785)	(243)
Transfer (to) from other portfolios	45	8,444	9,629
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(148)	16,777	23,517
Total increase (decrease) in net assets	441	30,002	34,193
Net Assets
Beginning of Year	2,619	70,514	25,088
End of Year	$3,060	$100,516	$59,281
	Fidelity Equity Income SC2	Fidelity Invest Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2
From Operations
Net investment income (loss)	$56	$1,664	$9
Net realized gain (loss) on investments	28	1,010	14
Net unrealized appreciation (depreciation) of investments during the period	1,184	858	70
Net increase (decrease) in net assets resulting from operations	1,268	3,532	93
From Variable Annuity Contract Transactions
Contractowners' net payments	197	12,810	11
Contract maintenance fees	(53)	(420)	(4)
Surrenders	(524)	(3,977)	(46)
Death benefits	(182)	(655)	(6)
Transfer (to) from other portfolios	904	13,056	309
Net increase (decrease) in net assets resulting from variable annuity contract transactions	342	20,814	264
Total increase (decrease) in net assets	1,610	24,346	357
Net Assets
Beginning of Year	8,765	46,684	662
End of Year	$10,375	$71,030	$1,019

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities	Franklin Income Securities
From Operations
Net investment income (loss)	$15	$(63)	$6,614
Net realized gain (loss) on investments	17	65	897
Net unrealized appreciation (depreciation) of investments during the period	165	1,067	5,627
Net increase (decrease) in net assets resulting from operations	197	1,069	13,138
From Variable Annuity Contract Transactions
Contractowners' net payments	32	1,664	14,551
Contract maintenance fees	(10)	(34)	(598)
Surrenders	(53)	(361)	(7,744)
Death benefits	—	(11)	(1,299)
Transfer (to) from other portfolios	356	1,525	7,044
Net increase (decrease) in net assets resulting from variable annuity contract transactions	325	2,783	11,954
Total increase (decrease) in net assets	522	3,852	25,092
Net Assets
Beginning of Year	1,233	4,444	106,124
End of Year	$1,755	$8,296	$131,216
	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2
From Operations
Net investment income (loss)	$643	$(91)	$(27)
Net realized gain (loss) on investments	826	84	6
Net unrealized appreciation (depreciation) of investments during the period	17,728	2,156	1,924
Net increase (decrease) in net assets resulting from operations	19,197	2,149	1,903
From Variable Annuity Contract Transactions
Contractowners' net payments	22,452	1,907	5,850
Contract maintenance fees	(776)	(46)	(39)
Surrenders	(5,202)	(567)	(137)
Death benefits	(673)	(31)	(21)
Transfer (to) from other portfolios	19,816	1,463	5,102
Net increase (decrease) in net assets resulting from variable annuity contract transactions	35,617	2,726	10,755
Total increase (decrease) in net assets	54,814	4,875	12,658
Net Assets
Beginning of Year	79,345	6,493	600
End of Year	$134,159	$11,368	$13,258

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Franklin US Government Fund	Templeton Growth Securities	Templeton Foreign Securities
From Operations
Net investment income (loss)	$2,511	$209	$615
Net realized gain (loss) on investments	49	(297)	242
Net unrealized appreciation (depreciation) of investments during the period	1,308	5,328	5,179
Net increase (decrease) in net assets resulting from operations	3,868	5,240	6,036
From Variable Annuity Contract Transactions
Contractowners' net payments	45,195	18,083	10,321
Contract maintenance fees	(915)	(248)	(460)
Surrenders	(6,457)	(3,422)	(3,740)
Death benefits	(1,074)	(568)	(675)
Transfer (to) from other portfolios	50,019	17,459	10,694
Net increase (decrease) in net assets resulting from variable annuity contract transactions	86,768	31,304	16,140
Total increase (decrease) in net assets	90,636	36,544	22,176
Net Assets
Beginning of Year	75,432	40,712	57,707
End of Year	$166,068	$77,256	$79,883
	Templeton Global Bond Securities Fund II	Mutual Shares Securities	American Asset Allocation Fund Class 2
From Operations
Net investment income (loss)	$144	$1,287	$505
Net realized gain (loss) on investments	99	408	17
Net unrealized appreciation (depreciation) of investments during the period	5,547	16,970	4,037
Net increase (decrease) in net assets resulting from operations	5,790	18,665	4,559
From Variable Annuity Contract Transactions
Contractowners' net payments	23,365	62,278	7,141
Contract maintenance fees	(286)	(944)	(210)
Surrenders	(3,767)	(8,418)	(1,677)
Death benefits	(463)	(1,529)	(546)
Transfer (to) from other portfolios	18,202	59,309	12,442
Net increase (decrease) in net assets resulting from variable annuity contract transactions	37,051	110,696	17,150
Total increase (decrease) in net assets	42,841	129,361	21,709
Net Assets
Beginning of Year	31,626	108,713	24,884
End of Year	$74,467	$238,074	$46,593

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	Legg Mason ClearBridge Variable Mid Cap Core II	Legg Mason ClearBridge Variable Small Cap Growth II	PIMCO VIT Long-Term US Government Advisor
From Operations
Net investment income (loss)	$(36)	$(5)	$25
Net realized gain (loss) on investments	—	(4)	36
Net unrealized appreciation (depreciation) of investments during the period	958	128	(139)
Net increase (decrease) in net assets resulting from operations	922	119	(78)
From Variable Annuity Contract Transactions
Contractowners' net payments	3,579	592	1,997
Contract maintenance fees	(25)	(3)	(7)
Surrenders	(78)	(4)	(42)
Death benefits	(9)	—	(9)
Transfer (to) from other portfolios	2,230	103	674
Net increase (decrease) in net assets resulting from variable annuity contract transactions	5,697	688	2,613
Total increase (decrease) in net assets	6,619	807	2,535
Net Assets
Beginning of Year	488	79	117
End of Year	$7,107	$886	$2,652
	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor
From Operations
Net investment income (loss)	$28	$4	$(23)
Net realized gain (loss) on investments	54	363	16
Net unrealized appreciation (depreciation) of investments during the period	131	199	18
Net increase (decrease) in net assets resulting from operations	213	566	11
From Variable Annuity Contract Transactions
Contractowners' net payments	8,533	25,988	6,024
Contract maintenance fees	(69)	(168)	(38)
Surrenders	(354)	(581)	(582)
Death benefits	(4)	(27)	(1)
Transfer (to) from other portfolios	8,526	17,572	7,840
Net increase (decrease) in net assets resulting from variable annuity contract transactions	16,632	42,784	13,243
Total increase (decrease) in net assets	16,845	43,350	13,254
Net Assets
Beginning of Year	539	2,065	361
End of Year	$17,384	$45,415	$13,615

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2010
(in thousands)

	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
From Operations
Net investment income (loss)	$1,021	$50	$(116)
Net realized gain (loss) on investments	4,984	30	14
Net unrealized appreciation (depreciation) of investments during the period	(2,928)	753	3,179
Net increase (decrease) in net assets resulting from operations	3,077	833	3,077
From Variable Annuity Contract Transactions
Contractowners' net payments	91,690	2,857	14,782
Contract maintenance fees	(704)	(15)	(99)
Surrenders	(2,589)	(34)	(300)
Death benefits	(366)	—	(22)
Transfer (to) from other portfolios	83,207	1,128	9,460
Net increase (decrease) in net assets resulting from variable annuity contract transactions	171,238	3,936	23,821
Total increase (decrease) in net assets	174,315	4,769	26,898
Net Assets
Beginning of Year	9,506	318	1,466
End of Year	$183,821	$5,087	$28,364

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2009
(in thousands)

	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
From Operations
Net investment income (loss)	$527	$445	$283
Net realized gain (loss) on investments	(1,317)	128	(1,769)
Net unrealized appreciation (depreciation) of investments during the period	15,740	14,610	9,421
Net increase (decrease) in net assets resulting from operations	14,950	15,183	7,935
From Variable Annuity Contract Transactions
Contractowners' net payments	651	333	214
Contract maintenance fees	(239)	(281)	(60)
Surrenders	(11,271)	(5,356)	(5,780)
Death benefits	(2,651)	(1,158)	(1,490)
Transfer (to) from other portfolios	(3,401)	(2,910)	(3,927)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(16,911)	(9,372)	(11,043)
Total increase (decrease) in net assets	(1,961)	5,811	(3,108)
Net Assets
Beginning of Year	104,626	60,831	50,399
End of Year	$102,665	$66,642	$47,291
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
From Operations
Net investment income (loss)	$(12)	$(356)	$112
Net realized gain (loss) on investments	(4,362)	193	(1,614)
Net unrealized appreciation (depreciation) of investments during the period	13,383	19,999	5,270
Net increase (decrease) in net assets resulting from operations	9,009	19,836	3,768
From Variable Annuity Contract Transactions
Contractowners' net payments	217	263	29
Contract maintenance fees	(119)	(143)	(34)
Surrenders	(3,883)	(5,685)	(1,701)
Death benefits	(642)	(1,033)	(135)
Transfer (to) from other portfolios	(2,320)	(3,981)	(451)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(6,747)	(10,579)	(2,292)
Total increase (decrease) in net assets	2,262	9,257	1,476
Net Assets
Beginning of Year	40,302	47,943	13,664
End of Year	$42,564	$57,200	$15,140

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC
From Operations
Net investment income (loss)	$(22)	$558	$421
Net realized gain (loss) on investments	16	20	115
Net unrealized appreciation (depreciation) of investments during the period	1,679	9,230	9,743
Net increase (decrease) in net assets resulting from operations	1,673	9,808	10,279
From Variable Annuity Contract Transactions
Contractowners' net payments	3,133	8,667	6,013
Contract maintenance fees	(15)	(386)	(335)
Surrenders	(117)	(1,116)	(996)
Death benefits	(42)	(197)	(177)
Transfer (to) from other portfolios	2,498	27,378	19,362
Net increase (decrease) in net assets resulting from variable annuity contract transactions	5,457	34,346	23,867
Total increase (decrease) in net assets	7,130	44,154	34,146
Net Assets
Beginning of Year	1,325	15,746	13,459
End of Year	$8,455	$59,900	$47,605
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
From Operations
Net investment income (loss)	$75	$7	$—
Net realized gain (loss) on investments	18	—	—
Net unrealized appreciation (depreciation) of investments during the period	5,213	51	2
Net increase (decrease) in net assets resulting from operations	5,306	58	2
From Variable Annuity Contract Transactions
Contractowners' net payments	2,855	323	54
Contract maintenance fees	(154)	(2)	—
Surrenders	(402)	—	—
Death benefits	(80)	—	—
Transfer (to) from other portfolios	9,069	215	104
Net increase (decrease) in net assets resulting from variable annuity contract transactions	11,288	536	158
Total increase (decrease) in net assets	16,594	594	160
Net Assets
Beginning of Year	6,421	16	—
End of Year	$23,015	$610	$160

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Calvert VP SRI Balanced	MFS Growth Series IC	MFS Research IC
From Operations
Net investment income (loss)	$16	$(62)	$14
Net realized gain (loss) on investments	(159)	(376)	(641)
Net unrealized appreciation (depreciation) of investments during the period	650	2,230	2,975
Net increase (decrease) in net assets resulting from operations	507	1,792	2,348
From Variable Annuity Contract Transactions
Contractowners' net payments	6	44	75
Contract maintenance fees	(2)	(8)	(11)
Surrenders	(222)	(744)	(1,861)
Death benefits	(42)	(91)	(260)
Transfer (to) from other portfolios	(119)	(545)	(619)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(379)	(1,344)	(2,676)
Total increase (decrease) in net assets	128	448	(328)
Net Assets
Beginning of Year	2,372	5,775	10,068
End of Year	$2,500	$6,223	$9,740
	MFS Investors Trust IC	MFS Total Return IC	MFS New Discovery IC
From Operations
Net investment income (loss)	$50	$1,365	$(35)
Net realized gain (loss) on investments	(783)	(1,315)	(279)
Net unrealized appreciation (depreciation) of investments during the period	3,654	7,484	1,511
Net increase (decrease) in net assets resulting from operations	2,921	7,534	1,197
From Variable Annuity Contract Transactions
Contractowners' net payments	76	495	9
Contract maintenance fees	(12)	(30)	(3)
Surrenders	(1,963)	(7,994)	(296)
Death benefits	(474)	(1,603)	(31)
Transfer (to) from other portfolios	(1,157)	(2,697)	—
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,530)	(11,829)	(321)
Total increase (decrease) in net assets	(609)	(4,295)	876
Net Assets
Beginning of Year	14,011	55,247	2,259
End of Year	$13,402	$50,952	$3,135

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	MFS Utilities IC	MFS Investors Growth Stock IC	MFS Growth Series SC
From Operations
Net investment income (loss)	$280	$(21)	$(21)
Net realized gain (loss) on investments	(405)	(520)	(10)
Net unrealized appreciation (depreciation) of investments during the period	2,071	1,618	742
Net increase (decrease) in net assets resulting from operations	1,946	1,077	711
From Variable Annuity Contract Transactions
Contractowners' net payments	21	16	1,679
Contract maintenance fees	(4)	(3)	(8)
Surrenders	(1,525)	(417)	(219)
Death benefits	(205)	(151)	1
Transfer (to) from other portfolios	(519)	(164)	1,151
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,232)	(719)	2,604
Total increase (decrease) in net assets	(286)	358	3,315
Net Assets
Beginning of Year	7,786	3,449	1,084
End of Year	$7,500	$3,807	$4,399
	MFS Research SC	MFS Investors Trust SC	MFS Total Return SC
From Operations
Net investment income (loss)	$1	$—	$1,259
Net realized gain (loss) on investments	9	(33)	(555)
Net unrealized appreciation (depreciation) of investments during the period	320	593	8,374
Net increase (decrease) in net assets resulting from operations	330	560	9,078
From Variable Annuity Contract Transactions
Contractowners' net payments	287	1,894	8,071
Contract maintenance fees	(4)	(10)	(168)
Surrenders	(39)	(163)	(4,176)
Death benefits	(12)	(6)	(698)
Transfer (to) from other portfolios	162	663	7,724
Net increase (decrease) in net assets resulting from variable annuity contract transactions	394	2,378	10,753
Total increase (decrease) in net assets	724	2,938	19,831
Net Assets
Beginning of Year	968	1,752	50,260
End of Year	$1,692	$4,690	$70,091

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	MFS New Discovery SC	MFS Utilities SC	MFS Investors Growth Stock SC
From Operations
Net investment income (loss)	$(106)	$248	$(186)
Net realized gain (loss) on investments	99	(338)	125
Net unrealized appreciation (depreciation) of investments during the period	6,376	2,445	15,346
Net increase (decrease) in net assets resulting from operations	6,369	2,355	15,285
From Variable Annuity Contract Transactions
Contractowners' net payments	3,104	3,171	5,367
Contract maintenance fees	(112)	(30)	(432)
Surrenders	(497)	(500)	(1,641)
Death benefits	(52)	(43)	(296)
Transfer (to) from other portfolios	4,637	1,119	16,313
Net increase (decrease) in net assets resulting from variable annuity contract transactions	7,080	3,717	19,311
Total increase (decrease) in net assets	13,449	6,072	34,596
Net Assets
Beginning of Year	5,198	6,489	24,832
End of Year	$18,647	$12,561	$59,428
	MFS VIT Research Bond SC	MFS VIT Value SC	Oppenheimer Money Fund/VA
From Operations
Net investment income (loss)	$(4)	$(3)	$(368)
Net realized gain (loss) on investments	—	—	—
Net unrealized appreciation (depreciation) of investments during the period	(4)	39	6
Net increase (decrease) in net assets resulting from operations	(8)	36	(362)
From Variable Annuity Contract Transactions
Contractowners' net payments	4,238	2,759	6,025
Contract maintenance fees	(2)	(1)	(85)
Surrenders	(41)	(14)	(27,220)
Death benefits	—	—	(1,454)
Transfer (to) from other portfolios	948	489	13,905
Net increase (decrease) in net assets resulting from variable annuity contract transactions	5,143	3,233	(8,829)
Total increase (decrease) in net assets	5,135	3,269	(9,191)
Net Assets
Beginning of Year	—	—	48,892
End of Year	$5,135	$3,269	$39,701

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA
From Operations
Net investment income (loss)	$(41)	$(134)	$108
Net realized gain (loss) on investments	(615)	(1,374)	(1,344)
Net unrealized appreciation (depreciation) of investments during the period	1,432	6,308	4,897
Net increase (decrease) in net assets resulting from operations	776	4,800	3,661
From Variable Annuity Contract Transactions
Contractowners' net payments	22	56	94
Contract maintenance fees	(5)	(14)	(14)
Surrenders	(372)	(2,263)	(2,307)
Death benefits	(38)	(269)	(383)
Transfer (to) from other portfolios	(160)	(1,219)	(934)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(553)	(3,709)	(3,544)
Total increase (decrease) in net assets	223	1,091	117
Net Assets
Beginning of Year	2,961	13,323	16,474
End of Year	$3,184	$14,414	$16,591
	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer High Income Fund/VA
From Operations
Net investment income (loss)	$(260)	$162	$(22)
Net realized gain (loss) on investments	(44)	(736)	(496)
Net unrealized appreciation (depreciation) of investments during the period	5,380	5,260	906
Net increase (decrease) in net assets resulting from operations	5,076	4,686	388
From Variable Annuity Contract Transactions
Contractowners' net payments	60	55	6
Contract maintenance fees	(23)	(9)	(1)
Surrenders	(6,266)	(2,202)	(315)
Death benefits	(1,057)	(337)	(67)
Transfer (to) from other portfolios	(1,182)	(1,478)	259
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(8,468)	(3,971)	(118)
Total increase (decrease) in net assets	(3,392)	715	270
Net Assets
Beginning of Year	35,314	15,075	1,539
End of Year	$31,922	$15,790	$1,809

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
From Operations
Net investment income (loss)	$(6)	$(197)	$13
Net realized gain (loss) on investments	(33)	1	(76)
Net unrealized appreciation (depreciation) of investments during the period	227	9,240	964
Net increase (decrease) in net assets resulting from operations	188	9,044	901
From Variable Annuity Contract Transactions
Contractowners' net payments	268	3,206	966
Contract maintenance fees	(3)	(200)	(13)
Surrenders	(39)	(962)	(240)
Death benefits	(1)	(207)	(11)
Transfer (to) from other portfolios	85	10,420	579
Net increase (decrease) in net assets resulting from variable annuity contract transactions	310	12,257	1,281
Total increase (decrease) in net assets	498	21,301	2,182
Net Assets
Beginning of Year	511	11,936	3,139
End of Year	$1,009	$33,237	$5,321
	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Securites Fund/VA SC	Oppenheimer High Income Fund/VA SC
From Operations
Net investment income (loss)	$(490)	$224	$(17)
Net realized gain (loss) on investments	(25)	192	(218)
Net unrealized appreciation (depreciation) of investments during the period	12,442	7,138	659
Net increase (decrease) in net assets resulting from operations	11,927	7,554	424
From Variable Annuity Contract Transactions
Contractowners' net payments	20,490	6,430	353
Contract maintenance fees	(539)	(88)	(5)
Surrenders	(3,926)	(1,769)	(196)
Death benefits	(488)	(260)	(26)
Transfer (to) from other portfolios	31,442	1,280	631
Net increase (decrease) in net assets resulting from variable annuity contract transactions	46,979	5,593	757
Total increase (decrease) in net assets	58,906	13,147	1,181
Net Assets
Beginning of Year	44,127	20,125	1,263
End of Year	$103,033	$33,272	$2,444

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Van Eck Global Hard Asset	Van Eck VIP Real Estate	Invesco Van Kampen VI Capital Growth
From Operations
Net investment income (loss)	$(6)	$(3)	$(93)
Net realized gain (loss) on investments	8	(62)	(1,314)
Net unrealized appreciation (depreciation) of investments during the period	175	139	5,477
Net increase (decrease) in net assets resulting from operations	177	74	4,070
From Variable Annuity Contract Transactions
Contractowners' net payments	—	—	52
Contract maintenance fees	—	—	(6)
Surrenders	(8)	(46)	(1,455)
Death benefits	—	(24)	(187)
Transfer (to) from other portfolios	9	(231)	(334)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1	(301)	(1,930)
Total increase (decrease) in net assets	178	(227)	2,140
Net Assets
Beginning of Year	315	227	7,130
End of Year	$493	$—	$9,270
	Invesco Van Kampen VI Comstock	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II
From Operations
Net investment income (loss)	$1,949	$1,760	$(45)
Net realized gain (loss) on investments	(3,535)	(1,226)	(60)
Net unrealized appreciation (depreciation) of investments during the period	14,070	11,359	1,889
Net increase (decrease) in net assets resulting from operations	12,484	11,893	1,784
From Variable Annuity Contract Transactions
Contractowners' net payments	198	224	2,693
Contract maintenance fees	(34)	(35)	(13)
Surrenders	(9,059)	(9,330)	(222)
Death benefits	(1,330)	(1,618)	(30)
Transfer (to) from other portfolios	(3,663)	(4,175)	1,332
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(13,888)	(14,934)	3,760
Total increase (decrease) in net assets	(1,404)	(3,041)	5,544
Net Assets
Beginning of Year	58,591	66,832	2,642
End of Year	$57,187	$63,791	$8,186

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Invesco Van Kampen VI Equity and Income II	Invesco Van Kampen VI Government II	Invesco Van Kampen VI Capital Growth II
From Operations
Net investment income (loss)	$1,669	$5,168	$(37)
Net realized gain (loss) on investments	(701)	(53)	(79)
Net unrealized appreciation (depreciation) of investments during the period	16,664	(4,824)	2,012
Net increase (decrease) in net assets resulting from operations	17,632	291	1,896
From Variable Annuity Contract Transactions
Contractowners' net payments	5,819	11,253	539
Contract maintenance fees	(234)	(686)	(9)
Surrenders	(7,047)	(5,993)	(381)
Death benefits	(1,331)	(963)	(48)
Transfer (to) from other portfolios	3,816	40,495	69
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,023	44,106	170
Total increase (decrease) in net assets	18,655	44,397	2,066
Net Assets
Beginning of Year	84,044	76,782	2,927
End of Year	$102,699	$121,179	$4,993
	Invesco Van Kampen VI Comstock II	Invesco Van Kampen VI Growth & Income II	Invesco Van Kampen VI Global Tactical Asset Alloc II
From Operations
Net investment income (loss)	$2,786	$1,704	$—
Net realized gain (loss) on investments	(3,360)	(987)	1
Net unrealized appreciation (depreciation) of investments during the period	20,825	13,634	(1)
Net increase (decrease) in net assets resulting from operations	20,251	14,351	—
From Variable Annuity Contract Transactions
Contractowners' net payments	6,176	9,730	42
Contract maintenance fees	(277)	(315)	—
Surrenders	(5,963)	(3,897)	—
Death benefits	(1,246)	(906)	—
Transfer (to) from other portfolios	933	8,594	17
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(377)	13,206	59
Total increase (decrease) in net assets	19,874	27,557	59
Net Assets
Beginning of Year	78,079	54,367	—
End of Year	$97,953	$81,924	$59

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Invesco Van Kampen VI International Growth Equity II	Invesco Van Kampen VI Mid Cap Value II	Van Kampen Enterprise
From Operations
Net investment income (loss)	$(8)	$—	$48
Net realized gain (loss) on investments	(3)	—	(8,181)
Net unrealized appreciation (depreciation) of investments during the period	631	—	7,978
Net increase (decrease) in net assets resulting from operations	620	—	(155)
From Variable Annuity Contract Transactions
Contractowners' net payments	1,945	—	36
Contract maintenance fees	(7)	—	(2)
Surrenders	(92)	—	(323)
Death benefits	—	—	(133)
Transfer (to) from other portfolios	2,350	4	(7,456)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	4,196	4	(7,878)
Total increase (decrease) in net assets	4,816	4	(8,033)
Net Assets
Beginning of Year	245	—	8,033
End of Year	$5,061	$4	$—
	Van Kampen Enterprise II	UIF Global Real Estate II	Lord Abbett Growth & Income
From Operations
Net investment income (loss)	$11	$(5)	$(14)
Net realized gain (loss) on investments	(1,118)	1	(5,942)
Net unrealized appreciation (depreciation) of investments during the period	1,031	163	22,372
Net increase (decrease) in net assets resulting from operations	(76)	159	16,416
From Variable Annuity Contract Transactions
Contractowners' net payments	30	579	5,904
Contract maintenance fees	(2)	(2)	(233)
Surrenders	(83)	(11)	(10,625)
Death benefits	(21)	—	(2,478)
Transfer (to) from other portfolios	(3,050)	296	(2,203)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,126)	862	(9,635)
Total increase (decrease) in net assets	(3,202)	1,021	6,781
Net Assets
Beginning of Year	3,202	114	109,218
End of Year	$—	$1,135	$115,999

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Value	Lord Abbett Growth Opportunities
From Operations
Net investment income (loss)	$7,284	$(394)	$(182)
Net realized gain (loss) on investments	715	(3,291)	(97)
Net unrealized appreciation (depreciation) of investments during the period	22,739	24,094	8,468
Net increase (decrease) in net assets resulting from operations	30,738	20,409	8,189
From Variable Annuity Contract Transactions
Contractowners' net payments	20,750	3,414	2,643
Contract maintenance fees	(294)	(323)	(135)
Surrenders	(11,543)	(7,738)	(1,407)
Death benefits	(2,059)	(1,411)	(260)
Transfer (to) from other portfolios	19,905	2,205	5,780
Net increase (decrease) in net assets resulting from variable annuity contract transactions	26,759	(3,853)	6,621
Total increase (decrease) in net assets	57,497	16,556	14,810
Net Assets
Beginning of Year	87,991	83,188	13,453
End of Year	$145,488	$99,744	$28,263
	Lord Abbett Capital Structure	Lord Abbett International Opportunities	Lord Abbett Classic Stock
From Operations
Net investment income (loss)	$1,265	$153	$7
Net realized gain (loss) on investments	(390)	118	3
Net unrealized appreciation (depreciation) of investments during the period	8,741	5,784	538
Net increase (decrease) in net assets resulting from operations	9,616	6,055	548
From Variable Annuity Contract Transactions
Contractowners' net payments	2,267	2,934	1,921
Contract maintenance fees	(148)	(138)	(10)
Surrenders	(3,770)	(435)	(104)
Death benefits	(920)	(65)	(7)
Transfer (to) from other portfolios	977	6,550	1,368
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,594)	8,846	3,168
Total increase (decrease) in net assets	8,022	14,901	3,716
Net Assets
Beginning of Year	45,721	5,544	513
End of Year	$53,743	$20,445	$4,229

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2
From Operations
Net investment income (loss)	$1	$299	$(15)
Net realized gain (loss) on investments	—	510	(119)
Net unrealized appreciation (depreciation) of investments during the period	25	3,705	615
Net increase (decrease) in net assets resulting from operations	26	4,514	481
From Variable Annuity Contract Transactions
Contractowners' net payments	1,020	3,370	659
Contract maintenance fees	(1)	(167)	(8)
Surrenders	(19)	(736)	(177)
Death benefits	—	(154)	(24)
Transfer (to) from other portfolios	471	2,078	168
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,471	4,391	618
Total increase (decrease) in net assets	1,497	8,905	1,099
Net Assets
Beginning of Year	—	14,156	1,520
End of Year	$1,497	$23,061	$2,619
	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2
From Operations
Net investment income (loss)	$229	$(56)	$103
Net realized gain (loss) on investments	(237)	(22)	7
Net unrealized appreciation (depreciation) of investments during the period	16,283	5,204	1,375
Net increase (decrease) in net assets resulting from operations	16,275	5,126	1,485
From Variable Annuity Contract Transactions
Contractowners' net payments	10,129	6,133	2,571
Contract maintenance fees	(327)	(54)	(28)
Surrenders	(3,137)	(904)	(243)
Death benefits	(572)	(167)	(102)
Transfer (to) from other portfolios	10,605	4,200	2,035
Net increase (decrease) in net assets resulting from variable annuity contract transactions	16,698	9,208	4,233
Total increase (decrease) in net assets	32,973	14,334	5,718
Net Assets
Beginning of Year	37,541	10,754	3,047
End of Year	$70,514	$25,088	$8,765

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2
From Operations
Net investment income (loss)	$2,046	$16	$31
Net realized gain (loss) on investments	212	10	35
Net unrealized appreciation (depreciation) of investments during the period	1,011	65	79
Net increase (decrease) in net assets resulting from operations	3,269	91	145
From Variable Annuity Contract Transactions
Contractowners' net payments	15,207	202	599
Contract maintenance fees	(176)	(2)	(3)
Surrenders	(2,532)	(57)	(9)
Death benefits	(215)	—	—
Transfer (to) from other portfolios	17,368	276	270
Net increase (decrease) in net assets resulting from variable annuity contract transactions	29,652	419	857
Total increase (decrease) in net assets	32,921	510	1,002
Net Assets
Beginning of Year	13,763	152	231
End of Year	$46,684	$662	$1,233
	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities
From Operations
Net investment income (loss)	$(23)	$5,744	$266
Net realized gain (loss) on investments	1	(163)	3
Net unrealized appreciation (depreciation) of investments during the period	841	19,439	10,215
Net increase (decrease) in net assets resulting from operations	819	25,020	10,484
From Variable Annuity Contract Transactions
Contractowners' net payments	1,377	10,669	15,475
Contract maintenance fees	(13)	(486)	(451)
Surrenders	(180)	(5,091)	(2,073)
Death benefits	(12)	(1,131)	(542)
Transfer (to) from other portfolios	802	14,171	22,586
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,974	18,132	34,995
Total increase (decrease) in net assets	2,793	43,152	45,479
Net Assets
Beginning of Year	1,651	62,972	33,866
End of Year	$4,444	$106,124	$79,345

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund
From Operations
Net investment income (loss)	$(37)	$(1)	$1,183
Net realized gain (loss) on investments	(33)	—	34
Net unrealized appreciation (depreciation) of investments during the period	1,472	11	(425)
Net increase (decrease) in net assets resulting from operations	1,402	10	792
From Variable Annuity Contract Transactions
Contractowners' net payments	1,852	514	21,044
Contract maintenance fees	(17)	—	(347)
Surrenders	(245)	—	(3,543)
Death benefits	(57)	—	(403)
Transfer (to) from other portfolios	1,303	76	31,135
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,836	590	47,886
Total increase (decrease) in net assets	4,238	600	48,678
Net Assets
Beginning of Year	2,255	—	26,754
End of Year	$6,493	$600	$75,432
	Templeton Growth Securities	Templeton Foreign Securities	Templeton Global Bond Securities Fund II
From Operations
Net investment income (loss)	$716	$760	$2,496
Net realized gain (loss) on investments	(231)	1,267	67
Net unrealized appreciation (depreciation) of investments during the period	8,276	12,093	738
Net increase (decrease) in net assets resulting from operations	8,761	14,120	3,301
From Variable Annuity Contract Transactions
Contractowners' net payments	3,827	6,466	7,025
Contract maintenance fees	(126)	(325)	(110)
Surrenders	(1,706)	(2,114)	(2,128)
Death benefits	(404)	(305)	(253)
Transfer (to) from other portfolios	2,665	10,862	7,160
Net increase (decrease) in net assets resulting from variable annuity contract transactions	4,256	14,584	11,694
Total increase (decrease) in net assets	13,017	28,704	14,995
Net Assets
Beginning of Year	27,695	29,003	16,631
End of Year	$40,712	$57,707	$31,626

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Mutual Shares Securities	American Asset Allocation Fund Class 2	Legg Mason ClearBridge Variable Mid Cap Core II
From Operations
Net investment income (loss)	$892	$353	$—
Net realized gain (loss) on investments	(325)	3	—
Net unrealized appreciation (depreciation) of investments during the period	17,713	2,248	11
Net increase (decrease) in net assets resulting from operations	18,280	2,604	11
From Variable Annuity Contract Transactions
Contractowners' net payments	19,915	7,334	367
Contract maintenance fees	(372)	(59)	—
Surrenders	(4,408)	(374)	—
Death benefits	(858)	(72)	—
Transfer (to) from other portfolios	20,680	11,092	110
Net increase (decrease) in net assets resulting from variable annuity contract transactions	34,957	17,921	477
Total increase (decrease) in net assets	53,237	20,525	488
Net Assets
Beginning of Year	55,476	4,359	—
End of Year	$108,713	$24,884	$488
	Legg Mason ClearBridge Variable Small Cap Growth II	PIMCO VIT Long-Term US Govt Advisor	PIMCO VIT Low Duration Advisor
From Operations
Net investment income (loss)	$—	$—	$1
Net realized gain (loss) on investments	—	8	14
Net unrealized appreciation (depreciation) of investments during the period	3	(14)	(16)
Net increase (decrease) in net assets resulting from operations	3	(6)	(1)
From Variable Annuity Contract Transactions
Contractowners' net payments	47	111	385
Contract maintenance fees	—	—	—
Surrenders	—	—	(24)
Death benefits	—	—	—
Transfer (to) from other portfolios	29	12	179
Net increase (decrease) in net assets resulting from variable annuity contract transactions	76	123	540
Total increase (decrease) in net assets	79	117	539
Net Assets
Beginning of Year	—	—	—
End of Year	$79	$117	$539

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor
From Operations
Net investment income (loss)	$—	$—	$10
Net realized gain (loss) on investments	43	2	166
Net unrealized appreciation (depreciation) of investments during the period	(56)	(2)	(221)
Net increase (decrease) in net assets resulting from operations	(13)	—	(45)
From Variable Annuity Contract Transactions
Contractowners' net payments	1,530	295	7,647
Contract maintenance fees	(1)	—	(4)
Surrenders	(1)	(24)	(3)
Death benefits	—	—	—
Transfer (to) from other portfolios	550	90	1,911
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,078	361	9,551
Total increase (decrease) in net assets	2,065	361	9,506
Net Assets
Beginning of Year	—	—	—
End of Year	$2,065	$361	$9,506

	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
From Operations
Net investment income (loss)	$—	$(1)
Net realized gain (loss) on investments	—	—
Net unrealized appreciation (depreciation) of investments during the period	11	40
Net increase (decrease) in net assets resulting from operations	11	39
From Variable Annuity Contract Transactions
Contractowners' net payments	200	1,057
Contract maintenance fees	—	(1)
Surrenders	—	(1)
Death benefits	—	—
Transfer (to) from other portfolios	107	372
Net increase (decrease) in net assets resulting from variable annuity contract transactions	307	1,427
Total increase (decrease) in net assets	318	1,466
Net Assets
Beginning of Year	—	—
End of Year	$318	$1,466

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

1.  ORGANIZATION

The Protective Variable Annuity Separate Account ("Separate Account") was established by Protective Life Insurance Company ("Protective Life") under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts ("Contracts") are allocated until maturity or termination of the Contracts.

Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended.

At December 31, 2010, the Separate Account was comprised of ninety-three subaccounts.

Subaccounts

Goldman Sachs Large Cap Value(c)

Goldman Sachs Strategic International Equity

Goldman Sachs Structured US Equity

Goldman Sachs Structured Small Cap Equity

Goldman Sachs Strategic Growth(c)

Goldman Sachs Mid Cap Value(b)

Goldman Sachs Strategic Growth SC(c)

Goldman Sachs Large Cap Value Fund SC(c)

Goldman Sachs Strategic International Equity SC

Goldman Sachs Structured Small Cap Equity SC

Goldman Sachs Structured US Equity SC

Goldman Sachs VIT Growth Opportunities SC

Goldman Sachs Mid Cap Value SC(a)

Calvert VP SRI Balanced(b)(c)

MFS Growth Series IC

MFS Research IC

MFS Investors Trust IC

MFS Total Return IC

MFS New Discovery IC

MFS Utilities IC

MFS Investors Growth Stock IC

MFS Growth Series SC

MFS Research SC

MFS Investors Trust SC

MFS Total Return SC

MFS New Discovery SC

MFS Utilities SC

MFS Investors Growth Stock SC

MFS VIT Research Bond SC

MFS VIT Value SC

Oppenheimer Money Fund/VA

Oppenheimer Small & Mid Cap Fund/VA(c)

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Global Strategic Income Fund/VA(c)

Oppenheimer Global Securites Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Small & Mid Cap Fund/VA SC(c)

Oppenheimer Capital Appreciation Fund/VA SC

Oppenheimer Main Street Fund/VA SC

Oppenheimer Global Strategic Income Fund/VA SC(c)

Oppenheimer Global Securites Fund/VA SC

Oppenheimer High Income Fund/VA SC

Van Eck Global Hard Asset(b)(c)

Invesco Van Kampen VI Capital Growth(c)

Invesco Van Kampen VI Comstock(d)

Invesco Van Kampen VI Growth & Income(d)

Invesco Van Kampen VI Mid-Cap Growth II(d)

Invesco Van Kampen VI Equity and Income II(d)

Invesco Van Kampen VI Government II(d)

Invesco Van Kampen VI Capital Growth II(d)

Invesco Van Kampen VI Comstock II(d)

Invesco Van Kampen VI Growth & Income II(d)

Invesco Van Kampen VI Global Tactical
Asset Alloc II(d)

Invesco Van Kampen VI International
Growth Equity II(d)

Invesco Van Kampen VI Mid Cap Value II(d)

UIF Global Real Estate II

Lord Abbett Growth & Income

Lord Abbett Bond Debenture

Lord Abbett Mid Cap Value

Lord Abbett Growth Opportunities

Lord Abbett Capital Structure(c)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

1.  ORGANIZATION — (Continued)

Subaccounts — continued

Lord Abbett International Opportunities(c)

Lord Abbett Classic Stock(c)

Lord Abbett Series Fundamental Equity VC(c)

Fidelity Index 500 Portfolio SC2

Fidelity Growth Portfolio SC2

Fidelity Contrafund Portfolio SC2

Fidelity Mid Cap SC2

Fidelity Equity Income SC2

Fidelity Invest Grade Bonds SC2

Fidelity Freedom Fund - 2015 Maturity SC2

Fidelity Freedom Fund - 2020 Maturity SC2

Franklin Flex Cap Growth Securities

Franklin Income Securities

Franklin Rising Dividend Securities

Franklin Small-Mid Cap Growth Securities

Franklin Small Cap Value Securities CL 2

Franklin US Government Fund

Templeton Growth Securities

Templeton Foreign Securities

Templeton Global Bond Securities Fund II(c)

Mutual Shares Securities

American Asset Allocation Fund Class 2

Legg Mason ClearBridge Variable
Mid Cap Core II

Legg Mason ClearBridge Variable
Small Cap Growth II

PIMCO VIT Long-Term US Government Advisor

PIMCO VIT Low Duration Advisor

PIMCO VIT Real Return Advisor

PIMCO VIT Short-Term Advisor

PIMCO VIT Total Return Advisor

Royce Capital Fund Micro-Cap SC

Royce Capital Fund Small-Cap SC

(a)  Added May 3, 2010.

(b)  Not available for new policies.

(c)  Fund name changed. See below.

(d)  On June 1, 2010, all of the assets of the old fund were combined with those of a newly organized fund with the same invesment objective. See below.

Old Fund Name	New Fund Name
Goldman Sachs Growth & Income	Goldman Sachs Large Cap Value

Goldman Sachs Capital Growth	Goldman Sachs Strategic Growth

Goldman Sachs Capital Growth SC	Goldman Sachs Strategic Growth SC

Goldman Sachs Growth & Income SC	Goldman Sachs Large Cap Value Fund SC

Calvert Balanced	Calvert VP SRI Balanced

Oppenheimer Mid Cap Fund/VA	Oppenheimer Small & Mid Cap Fund/VA

Oppenheimer Strategic Bond Fund/VA	Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Mid Cap Fund/VA SC	Oppenheimer Small & Mid Cap Fund/VA SC

Oppenheimer Strategic Bond Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC

Van Eck WW Hard Asset	Van Eck Global Hard Asset

Van Eck WW Real Estate	Van Eck VIP Real Estate

Van Kampen Capital Growth	Invesco Van Kampen VI Capital Growth

Van Kampen Comstock	Invesco Van Kampen VI Comstock

Van Kampen Growth & Income	Invesco Van Kampen VI Growth & Income

Van Kampen Mid-Cap Growth II	Invesco Van Kampen VI Mid-Cap Growth II

Van Kampen UIF Equity and Income II	Invesco Van Kampen VI Equity and Income II

Van Kampen Government Portfolio II	Invesco Van Kampen VI Government II

Van Kampen Capital Growth II	Invesco Van Kampen VI Capital Growth II

Van Kampen Comstock II	Invesco Van Kampen VI Comstock II

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

1.  ORGANIZATION — (Continued)

Old Fund Name	New Fund Name
Van Kampen Growth & Income II	Invesco Van Kampen VI Growth & Income II

Van Kampen LIT Global Tactical Asset Allocation II	Invesco Van Kampen VI Global Tactical Asset Alloc II

Van Kampen UIF International Growth Equity II	Invesco Van Kampen VI International Growth Equity II

Van Kampen UIF US Mid Cap Value II	Invesco Van Kampen VI Mid Cap Value II

Lord Abbett America's Value	Lord Abbett Capital Structure

Lord Abbett International	Lord Abbett International Opportunities

Lord Abbett Large Cap Core	Lord Abbett Classic Stock

Lord Abbett Series All Value VC	Lord Abbett Series Fundamental Equity VC

Templeton Global Income Securities Fund	Templeton Global Bond Securities Fund II

Gross premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts. The Separate Account's assets are the property of Protective Life.

Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account balance as of December 31, 2010 was approximately $448.4 million. Transfers to/from other portfolios, included in the statement of changes in net assets, include transfers between the individual subaccounts and between the subaccounts and the Guaranteed Account.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation

Investments are made in shares and are valued at the net asset values of the respective portfolios. The net assets of each sub-account of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds' shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date. Ordinary dividend and capital gain distributions are from net investment income and net realized gains respectively, as recorded in the financial statements of the underlying investment company.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

2.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Federal Income Taxes

The results of the operations of the Separate Account are included in the federal income tax return of Protective Life Corporation (the parent company of Protective Life). Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax. Management will periodically review the policy in the event of changes in tax law. Accordingly, a change may be made in future years for any federal income taxes that would be attributable to the contracts.

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 5%. The mortality risk is fully borne by Protective Life and may result in additional amounts being transferred into the variable annuity separate account by Protective Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Protective Life. There are currently 17 polices in the annuity payout phase with net assets of approximately $0.9 million as of December 31, 2010.

Fund	Net Assets (000s)
Goldman Sachs Large Cap Value	$176
Goldman Sachs Strategic International Equity	32
Goldman Sachs Structured US Equity	22
Goldman Sachs Structured Small Cap Equity	47
Goldman Sachs Strategic Growth	21
Goldman Sachs Mid Cap Value	3
MFS Research IC	26
MFS Total Return IC	51
MFS New Discovery IC	25
MFS Utilities IC	32
MFS Investors Growth Stock IC	18
MFS Growth Series SC	8
Oppenheimer Money Fund/VA	5
Oppenheimer Capital Appreciation Fund/VA	16
Oppenheimer Main Street Fund/VA	24
Oppenheimer Global Strategic Income Fund/VA	14
Oppenheimer Global Securites Fund/VA	2
Oppenheimer Capital Appreciation Fund/VA SC	6
Oppenheimer Global Strategic Income Fund/VA SC	74
Oppenheimer Global Securites Fund/VA SC	21
Oppenheimer High Income Fund/VA SC	4
Invesco Van Kampen VI Comstock	17
Invesco Van Kampen VI Growth & Income	10
Invesco Van Kampen VI Equity and Income II	14
Invesco Van Kampen VI Comstock II	41
Invesco Van Kampen VI Growth & Income II	57
Lord Abbett Growth & Income	79
Lord Abbett Bond Debenture	25
Lord Abbett Mid Cap Value	46
Lord Abbett Growth Opportunities	23
$939

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

2.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Risks and Uncertainties

The Separate Account provides for various investment options in any combination of mutual funds. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities and the amounts reported in the statement of changes in net assets.

Accounting Pronouncements Recently Adopted

Accounting Standard Update ("ASU" or "Update") No. 2010-06 — Fair Value Measurements and Disclosures — Improving Disclosures about Fair Value Measurements. In January of 2010, Financial Accounting Standards Board ("FASB") issued ASU No. 2010-06 — Fair Value Measurements and Disclosures — Improving Disclosures about Fair Value Measurements. This Update provides amendments to Subtopic 820-10 that requires the following new disclosures. 1) A reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. 2) In the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances, and settlements (that is, on a gross basis rather than as one net number).

This Update provides amendments to Subtopic 820-10 that clarifies existing disclosures. 1) A reporting entity should provide fair value measurement disclosures for each class of assets and liabilities. 2) A reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. Those disclosures are required for fair value measurements that fall in either Level 2 or Level 3. This Update became effective for the Separate Account in 2010, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for the fiscal years beginning after December 15, 2010. The adoption of this Update did not have a material impact on the Separate Account's financial statements.

ASU No. 2009-17 — Consolidations — Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities. In December of 2009, FASB issued ASU No. 2009-17 — Consolidations — Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities. The amendments to this Update incorporate FASB Statement No. 167, Amendments to FASB Interpretation No. 46(R) ("SFAS No. 167") into the ASC. SFAS No. 167 was issued by the Board on June 12, 2009. This Statement applies to all investments in VIEs beginning for the Separate Account on January 1, 2010. This analysis will include QSPEs used for securitizations as SFAS No. 166 eliminated the concept of a QSPE which subjects former QSPEs to the provisions of FIN 46(R) as amended by this statement. The adoption of this Update did not have an impact on the Separate Account's financial statements.

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The Separate Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1: Unadjusted quoted prices for identical assets in an active market.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

  a) Quoted prices for similar assets in active markets

  b) Quoted prices for identical or similar assets in non-active markets

  c) Inputs other than quoted market prices that are observable

  d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

4.  CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the years ended December 31, 2010 and 2009 were as follows:

(in thousands)	2010			2009
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Large Cap Value	8	(1,103)	(1,095)	35	(1,262)	(1,227)
Goldman Sachs Strategic International Equity	52	(787)	(735)	92	(907)	(815)
Goldman Sachs Structured US Equity	18	(453)	(435)	7	(716)	(709)
Goldman Sachs Structured Small Cap Equity	5	(422)	(417)	17	(452)	(435)
Goldman Sachs Strategic Growth	42	(705)	(663)	42	(884)	(842)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2010			2009
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Mid Cap Value	32	(229)	(197)	36	(249)	(213)
Goldman Sachs Strategic Growth SC	2,140	(13)	2,127	604	(31)	573
Goldman Sachs Large Cap Value Fund SC	2,254	(113)	2,141	4,928	(19)	4,909
Goldman Sachs Strategic International Equity SC	604	(263)	341	3,866	(39)	3,827
Goldman Sachs Structured Small Cap Equity SC	40	(311)	(271)	1,621	(16)	1,605
Goldman Sachs Structured US Equity SC	17	(5)	12	53	(1)	52
Goldman Sachs VIT Growth Opportunities SC	1,432	(43)	1,389	15	—	15
Goldman Sachs Mid Cap Value SC	1,068	—	1,068	—	—	—
Calvert VP SRI Balanced	—	(22)	(22)	2	(38)	(36)
MFS Growth Series IC	10	(95)	(85)	29	(139)	(110)
MFS Research IC	12	(174)	(162)	10	(263)	(253)
MFS Investors Trust IC	7	(217)	(210)	11	(341)	(330)
MFS Total Return IC	26	(548)	(522)	57	(871)	(814)
MFS New Discovery IC	18	(39)	(21)	19	(46)	(27)
MFS Utilities IC	17	(101)	(84)	20	(149)	(129)
MFS Investors Growth Stock IC	14	(171)	(157)	19	(170)	(151)
MFS Growth Series SC	125	(38)	87	276	(50)	226
MFS Research SC	89	(30)	59	61	(23)	38
MFS Investors Trust SC	963	(19)	944	235	(30)	205
MFS Total Return SC	680	(264)	416	1,034	(141)	893
MFS New Discovery SC	745	(7)	738	689	(19)	670
MFS Utilities SC	523	(36)	487	317	(43)	274
MFS Investors Growth Stock SC	324	(543)	(219)	3,821	(81)	3,740
MFS VIT Research Bond SC	10,351	—	10,351	512	—	512
MFS VIT Value SC	5,984	—	5,984	313	—	313
Oppenheimer Money Fund/VA	31,973	(25,434)	6,539	16,655	(22,349)	(5,694)
Oppenheimer Small & Mid Cap Fund/VA	13	(62)	(49)	9	(76)	(67)
Oppenheimer Capital Appreciation Fund/VA	5	(203)	(198)	23	(343)	(320)
Oppenheimer Main Street Fund/VA	4	(272)	(268)	4	(376)	(372)
Oppenheimer Global Strategic Income Fund/VA	21	(351)	(330)	42	(601)	(559)
Oppenheimer Global Securites Fund/VA	33	(143)	(110)	14	(247)	(233)
Oppenheimer High Income Fund/VA	17	(105)	(88)	133	(159)	(26)
Oppenheimer Small & Mid Cap Fund/VA SC	6	(22)	(16)	40	(12)	28
Oppenheimer Capital Appreciation Fund/VA SC	144	(242)	(98)	1,567	(55)	1,512
Oppenheimer Main Street Fund/VA SC	148	(71)	77	151	(41)	110
Oppenheimer Global Strategic Income Fund/VA SC	3,403	(39)	3,364	3,519	(14)	3,505
Oppenheimer Global Securites Fund/VA SC	3,941	(2)	3,939	518	(146)	372
Oppenheimer High Income Fund/VA SC	81	(231)	(150)	356	(147)	209
Van Eck Global Hard Asset	—	(5)	(5)	1	—	1

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2010			2009
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Van Eck VIP Real Estate	—	—	—	1	(17)	(16)
Invesco Van Kampen VI Capital Growth	27	(425)	(398)	98	(636)	(538)
Invesco Van Kampen VI Comstock	5	(807)	(802)	10	(1,253)	(1,243)
Invesco Van Kampen VI Growth & Income	8	(910)	(902)	26	(1,431)	(1,405)
Invesco Van Kampen VI Mid-Cap Growth II	1,601	(57)	1,544	479	(84)	395
Invesco Van Kampen VI Equity and Income II	1,220	(313)	907	554	(462)	92
Invesco Van Kampen VI Government II	646	(1,003)	(357)	4,005	(68)	3,937
Invesco Van Kampen VI Capital Growth II	19	(144)	(125)	142	(165)	(23)
Invesco Van Kampen VI Comstock II	1,443	(224)	1,219	432	(590)	(158)
Invesco Van Kampen VI Growth & Income II	5,867	(80)	5,787	1,261	(133)	1,128
Invesco Van Kampen VI Global Tactical Asset Alloc II	260	(1)	259	6	—	6
Invesco Van Kampen VI International Growth Equity II	132	(94)	38	457	(15)	442
Invesco Van Kampen VI Mid Cap Value II	81	(25)	56	—	—	—
Van Kampen Enterprise	—	—	—	2	(2,086)	(2,084)
Van Kampen Enterprise II	—	—	—	2	(695)	(693)
UIF Global Real Estate II	233	(29)	204	106	(7)	99
Lord Abbett Growth & Income	548	(773)	(225)	246	(1,547)	(1,301)
Lord Abbett Bond Debenture	4,897	(1,490)	3,407	2,567	(313)	2,254
Lord Abbett Mid Cap Value	17	(1,286)	(1,269)	368	(821)	(453)
Lord Abbett Growth Opportunities	59	(209)	(150)	625	(41)	584
Lord Abbett Capital Structure	145	(483)	(338)	245	(378)	(133)
Lord Abbett International Opportunities	413	(150)	263	1,465	(42)	1,423
Lord Abbett Classic Stock	340	(44)	296	352	(18)	334
Lord Abbett Series Fundamental Equity VC	2,289	—	2,289	143	—	143
Fidelity Index 500 Portfolio SC2	448	(210)	238	583	(84)	499
Fidelity Growth Portfolio SC2	24	(42)	(18)	117	(54)	63
Fidelity Contrafund Portfolio SC2	1,331	(112)	1,219	1,890	(57)	1,833
Fidelity Mid Cap SC2	1,763	(113)	1,650	896	(65)	831
Fidelity Equity Income SC2	126	(112)	14	513	(78)	435
Fidelity Investment Grade Bonds SC2	1,921	(160)	1,761	2,742	(37)	2,705
Fidelity Freedom Fund - 2015 Maturity SC2	52	(26)	26	58	(13)	45
Fidelity Freedom Fund - 2020 Maturity SC2	44	(16)	28	133	(49)	84
Franklin Flex Cap Growth Securities	302	(49)	253	266	(79)	187
Franklin Income Securities	1,259	(349)	910	1,981	(167)	1,814
Franklin Rising Dividend Securities	3,259	(108)	3,151	4,007	(10)	3,997
Franklin Small-Mid Cap Growth Securities	312	(75)	237	347	(55)	292
Franklin Small Cap Value Securities CL 2	1,013	(23)	990	59	—	59
Franklin US Government Fund	7,989	(152)	7,837	4,476	(34)	4,442

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2010			2009
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Growth Securities	3,074	(54)	3,020	589	(257)	332
Templeton Foreign Securities	1,582	(128)	1,454	1,765	(117)	1,648
Templeton Global Bond Securities Fund II	2,810	(54)	2,756	1,093	(111)	982
Mutual Shares Securities	11,008	(641)	10,367	3,756	(101)	3,655
American Asset Allocation Fund Class 2	1,630	(95)	1,535	1,746	(39)	1,707
Legg Mason ClearBridge Variable Mid Cap Core II	529	(7)	522	48	(1)	47
Legg Mason ClearBridge Variable Small Cap Growth II	85	(23)	62	7	—	7
PIMCO VIT Long-Term US Government Advisor	291	(48)	243	12	—	12
PIMCO VIT Low Duration Advisor	1,632	(21)	1,611	57	(3)	54
PIMCO VIT Real Return Advisor	4,018	(5)	4,013	204	—	204
PIMCO VIT Short-Term Advisor	1,371	(56)	1,315	40	(4)	36
PIMCO VIT Total Return Advisor	16,312	—	16,312	950	—	950
Royce Capital Fund Micro-Cap SC	400	(51)	349	31	(1)	30
Royce Capital Fund Small-Cap SC	2,224	(23)	2,201	142	—	142

5.  INVESTMENTS

At December 31, 2010, the investments by the respective subaccounts were as follows:

(in thousands except share data)	2010
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
Goldman Sachs Large Cap Value	9,309,026	$91,238	$95,324	$10.24
Goldman Sachs Strategic International Equity	7,089,736	83,037	62,531	8.82
Goldman Sachs Structured US Equity	4,172,560	38,103	44,104	10.57
Goldman Sachs Structured Small Cap Equity	3,955,643	48,829	45,173	11.42
Goldman Sachs Strategic Growth	4,384,153	41,702	52,654	12.01
Goldman Sachs Mid Cap Value	1,093,300	17,007	15,416	14.10
Goldman Sachs Strategic Growth SC	2,903,058	30,555	34,837	12.00
Goldman Sachs Large Cap Value Fund SC	8,649,221	73,959	88,482	10.23
Goldman Sachs Strategic International Equity SC	6,354,384	45,519	56,109	8.83
Goldman Sachs Structured Small Cap Equity SC	2,327,392	16,374	26,462	11.37
Goldman Sachs Structured US Equity SC	78,180	696	827	10.58
Goldman Sachs VIT Growth Opportunities SC	2,581,200	15,629	17,346	6.72
Goldman Sachs Mid Cap Value SC	837,127	10,577	11,820	14.12
Calvert VP SRI Balanced	1,436,588	2,993	2,435	1.70
MFS Growth Series IC	232,684	4,684	5,745	24.69
MFS Research IC	461,049	8,201	8,778	19.04

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

5.  INVESTMENTS — (Continued)

(in thousands except share data)	2010
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
MFS Investors Trust IC	590,453	$11,033	$11,833	$20.04
MFS Total Return IC	2,458,582	43,899	46,000	18.71
MFS New Discovery IC	199,554	2,789	3,654	18.31
MFS Utilities IC	253,538	5,528	6,407	25.27
MFS Investors Growth Stock IC	284,183	3,903	3,129	11.01
MFS Growth Series SC	262,615	5,164	6,374	24.27
MFS Research SC	143,717	2,350	2,721	18.93
MFS Investors Trust SC	884,940	16,003	17,655	19.95
MFS Total Return SC	4,434,985	84,008	81,959	18.48
MFS New Discovery SC	2,356,694	27,985	41,808	17.74
MFS Utilities SC	925,974	21,191	23,103	24.95
MFS Investors Growth Stock SC	6,058,871	52,358	65,193	10.76
MFS VIT Research Bond SC	9,189,528	113,926	115,145	12.53
MFS VIT Value SC	5,562,250	65,510	71,364	12.83
Oppenheimer Money Fund/VA	48,337,407	48,337	48,337	1.00
Oppenheimer Small & Mid Cap Fund/VA	72,335	3,787	3,367	46.55
Oppenheimer Capital Appreciation Fund/VA	311,680	12,168	12,576	40.35
Oppenheimer Main Street Fund/VA	742,532	16,082	15,504	20.88
Oppenheimer Global Strategic Income Fund/VA	5,354,738	26,189	29,879	5.58
Oppenheimer Global Securites Fund/VA	506,946	13,686	15,360	30.30
Oppenheimer High Income Fund/VA	794,507	6,763	1,692	2.13
Oppenheimer Small & Mid Cap Fund/VA SC	24,159	931	1,098	45.46
Oppenheimer Capital Appreciation Fund/VA SC	878,647	26,765	35,137	39.99
Oppenheimer Main Street Fund/VA SC	346,682	6,600	7,180	20.71
Oppenheimer Global Strategic Income Fund/VA SC	29,646,647	153,888	168,393	5.68
Oppenheimer Global Securites Fund/VA SC	3,829,122	106,462	115,027	30.04
Oppenheimer High Income Fund/VA SC	1,031,890	5,488	2,208	2.14
Van Eck Global Hard Asset	10,968	128	413	37.67
Invesco Van Kampen VI Capital Growth	260,135	11,755	8,845	34.00
Invesco Van Kampen VI Comstock	4,501,505	50,782	52,713	11.71
Invesco Van Kampen VI Growth & Income	3,140,881	50,910	57,792	18.40
Invesco Van Kampen VI Mid-Cap Growth II	7,944,796	27,516	32,256	4.06
Invesco Van Kampen VI Equity and Income II	8,968,548	116,549	126,008	14.05
Invesco Van Kampen VI Government II	13,202,533	119,884	121,331	9.19
Invesco Van Kampen VI Capital Growth II	148,385	3,615	4,969	33.49
Invesco Van Kampen VI Comstock II	11,323,925	136,580	132,150	11.67
Invesco Van Kampen VI Growth & Income II	9,442,013	161,266	173,450	18.37
Invesco Van Kampen VI Global Tactical Asset Alloc II	222,936	2,724	2,909	13.05
Invesco Van Kampen VI International Growth Equity II	684,367	5,211	6,235	9.11

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

5.  INVESTMENTS — (Continued)

(in thousands except share data)	2010
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
Invesco Van Kampen VI Mid Cap Value II	55,631	$628	$708	$12.72
UIF Global Real Estate II	435,909	3,228	3,662	8.40
Lord Abbett Growth & Income	5,622,117	127,216	133,638	23.77
Lord Abbett Bond Debenture	17,775,518	204,625	212,062	11.93
Lord Abbett Mid Cap Value	6,416,417	109,682	106,256	16.56
Lord Abbett Growth Opportunities	1,803,254	21,572	31,701	17.58
Lord Abbett Capital Structure	4,142,594	55,934	55,469	13.39
Lord Abbett International Opportunities	3,274,947	19,524	28,689	8.76
Lord Abbett Classic Stock	680,663	6,970	8,372	12.30
Lord Abbett Series Fundamental Equity VC	1,675,059	26,187	29,582	17.66
Fidelity Index 500 Portfolio SC2	223,985	30,880	29,411	131.31
Fidelity Growth Portfolio SC2	83,325	2,658	3,060	36.72
Fidelity Contrafund Portfolio SC2	4,279,109	101,264	100,516	23.49
Fidelity Mid Cap SC2	1,845,045	51,129	59,281	32.13
Fidelity Equity Income SC2	553,313	10,504	10,375	18.75
Fidelity Investment Grade Bonds SC2	5,637,270	69,870	71,030	12.60
Fidelity Freedom Fund - 2015 Maturity SC2	95,678	898	1,019	10.65
Fidelity Freedom Fund - 2020 Maturity SC2	166,387	1,529	1,755	10.55
Franklin Flex Cap Growth Securities	653,223	6,990	8,296	12.70
Franklin Income Securities	8,853,968	135,594	131,216	14.82
Franklin Rising Dividend Securities	7,128,524	117,047	134,159	18.82
Franklin Small-Mid Cap Growth Securities	527,985	9,487	11,368	21.53
Franklin Small Cap Value Securities CL 2	815,859	11,324	13,258	16.25
Franklin US Government Fund	12,667,310	164,272	166,068	13.11
Templeton Growth Securities	7,016,870	86,551	77,256	11.01
Templeton Foreign Securities	5,590,149	78,755	79,883	14.29
Templeton Global Bond Securities Fund II	3,820,786	67,952	74,467	19.49
Mutual Shares Securities	14,926,250	238,607	238,074	15.95
American Asset Allocation Fund Class 2	2,881,424	41,197	46,593	16.17
Legg Mason ClearBridge Variable Mid Cap Core II	535,157	6,137	7,107	13.28
Legg Mason ClearBridge Variable Small Cap Growth II	57,964	755	886	15.28
PIMCO VIT Long-Term US Government Advisor	241,306	2,804	2,652	10.99
PIMCO VIT Low Duration Advisor	1,665,165	17,268	17,384	10.44
PIMCO VIT Real Return Advisor	3,456,239	45,274	45,415	13.14
PIMCO VIT Short-Term Advisor	1,337,389	13,599	13,615	10.18
PIMCO VIT Total Return Advisor	16,590,376	186,970	183,821	11.08
Royce Capital Fund Micro-Cap SC	419,387	4,324	5,087	12.13
Royce Capital Fund Small-Cap SC	2,732,593	25,145	28,364	10.38

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

5.  INVESTMENTS — (Continued)

During the year ended December 31, 2010, transactions in shares were as follows:

Fund Name	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value
Shares purchased	117,682	180,302	44,881	37,057	105,109	69,226
Shares received from reinvestment of dividends	71,625	103,813	58,648	19,535	17,954	6,793
Total shares acquired	189,307	284,115	103,529	56,591	123,063	76,019
Shares redeemed	(1,943,504)	(1,409,495)	(908,621)	(927,272)	(990,858)	(316,410)
Net increase (decrease) in shares owned	(1,754,198)	(1,125,380)	(805,092)	(870,681)	(867,795)	(240,391)
Shares owned, beginning of period	11,063,224	8,215,116	4,977,652	4,826,324	5,251,948	1,333,691
Shares owned, end of period	9,309,026	7,089,736	4,172,560	3,955,643	4,384,153	1,093,300
Cost of shares acquired (000's)	$1,832	$2,328	$1,059	$585	$1,343	$961
Proceeds from sales (000's)	$18,340	$11,437	$8,837	$9,011	$10,903	$3,867
Fund Name	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Shares purchased	2,232,789	2,556,059	862,642	76,202	21,421	2,679,165
Shares received from reinvestment of dividends	5,173	50,117	77,586	6,562	933	—
Total shares acquired	2,237,962	2,606,176	940,228	82,764	22,355	2,679,165
Shares redeemed	(112,047)	(411,713)	(448,535)	(376,709)	(8,356)	(126,360)
Net increase (decrease) in shares owned	2,125,915	2,194,463	491,692	(293,945)	13,998	2,552,805
Shares owned, beginning of period	777,143	6,454,758	5,862,692	2,621,337	64,182	28,395
Shares owned, end of period	2,903,058	8,649,221	6,354,384	2,327,392	78,180	2,581,200
Cost of shares acquired (000's)	$24,660	$24,513	$7,498	$792	$216	$16,197
Proceeds from sales (000's)	$1,236	$3,901	$3,730	$3,698	$81	$761
Fund Name	Goldman Sachs Mid Cap Value SC	Calvert VP SRI Balanced	MFS Growth Series IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Shares purchased	842,297	5,294	10,506	12,883	8,208	64,562
Shares received from reinvestment of dividends	3,189	19,617	294	4,712	7,578	74,882
Total shares acquired	845,486	24,911	10,800	17,595	15,786	139,444
Shares redeemed	(8,359)	(211,381)	(68,485)	(144,314)	(160,088)	(596,092)
Net increase (decrease) in shares owned	837,127	(186,470)	(57,685)	(126,719)	(144,302)	(456,648)
Shares owned, beginning of period		1,623,058	290,369	587,768	734,755	2,915,230
Shares owned, end of period	837,127	1,436,588	232,684	461,049	590,453	2,458,582
Cost of shares acquired (000's)	$10,678	$42	$235	$301	$297	$2,487
Proceeds from sales (000's)	$101	$337	$1,497	$2,447	$2,935	$10,529

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

5.  INVESTMENTS — (Continued)

Fund Name	MFS New Discovery IC	MFS Utilities IC	MFS Investors Growth Stock IC	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC
Shares purchased	28,044	22,641	10,356	92,646	67,546	681,120
Shares received from reinvestment of dividends	0	9,944	1,529	0	730	3,559
Total shares acquired	28,044	32,585	11,885	92,646	68,276	684,679
Shares redeemed	(61,912)	(106,272)	(115,015)	(38,342)	(27,240)	(57,980)
Net increase (decrease) in shares owned	(33,868)	(73,687)	(103,130)	54,304	41,036	626,699
Shares owned, beginning of period	233,422	327,225	387,313	208,311	102,681	258,241
Shares owned, end of period	199,554	253,538	284,183	262,615	143,717	884,940
Cost of shares acquired (000's)	$411	$747	$119	$1,980	$1,127	$12,565
Proceeds from sales (000's)	$910	$2,421	$1,133	$830	$449	$1,059
Fund Name	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC
Shares purchased	924,266	1,158,132	449,648	488,746	8,755,498	5,332,573
Shares received from reinvestment of dividends	106,532	0	21,342	16,371	78,737	17,234
Total shares acquired	1,030,798	1,158,132	470,991	505,117	8,834,235	5,349,807
Shares redeemed	(652,025)	(230,291)	(99,597)	(623,776)	(69,115)	(67,464)
Net increase (decrease) in shares owned	378,773	927,841	371,394	(118,659)	8,765,120	5,282,343
Shares owned, beginning of period	4,056,212	1,428,853	554,580	6,177,530	424,408	279,907
Shares owned, end of period	4,434,985	2,356,694	925,974	6,058,871	9,189,528	5,562,250
Cost of shares acquired (000's)	$18,090	$16,955	$10,645	$4,852	$109,646	$63,079
Proceeds from sales (000's)	$11,391	$3,382	$2,255	$6,175	$860	$804
Fund Name	Oppenheimer Money Fund/VA	Oppenheimer Small & Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Securites Fund/VA
Shares purchased	66,110,335	3,934	3,394	7,741	169,147	39,499
Shares received from reinvestment of dividends	12,090	0	636	9,621	528,162	8,256
Total shares acquired	66,122,425	3,934	4,030	17,362	697,309	47,755
Shares redeemed	(57,490,513)	(18,783)	(82,546)	(187,858)	(1,366,065)	(136,530)
Net increase (decrease) in shares owned	8,631,912	(14,849)	(78,516)	(170,496)	(668,756)	(88,775)
Shares owned, beginning of period	39,705,495	87,184	390,196	913,028	6,023,494	595,721
Shares owned, end of period	48,337,407	72,335	311,680	742,532	5,354,738	506,946
Cost of shares acquired (000's)	$66,122	$151	$149	$319	$3,604	$1,278
Proceeds from sales (000's)	$57,491	$742	$3,009	$3,476	$7,283	$3,681

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

5.  INVESTMENTS — (Continued)

Fund Name	Oppenheimer High Income Fund/VA	Oppenheimer Small & Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Securites Fund/VA SC
Shares purchased	40,755	2,452	78,918	120,002	11,189,659	2,746,262
Shares received from reinvestment of dividends	59,665	0	0	2,702	1,848,685	19,069
Total shares acquired	100,420	2,452	78,918	122,704	13,038,344	2,765,331
Shares redeemed	(219,259)	(6,527)	(107,348)	(71,005)	(2,539,250)	(202,070)
Net increase (decrease) in shares owned	(118,839)	(4,075)	(28,430)	51,699	10,499,094	2,563,261
Shares owned, beginning of period	913,346	28,234	907,077	294,983	19,147,553	1,265,861
Shares owned, end of period	794,507	24,159	878,647	346,682	29,646,647	3,829,122
Cost of shares acquired (000's)	$194	$91	$2,839	$2,263	$70,471	$74,426
Proceeds from sales (000's)	$431	$258	$3,910	$1,309	$13,767	$5,476
Fund Name	Oppenheimer High Income Fund/VA SC	Van Eck Global Hard Asset	Invesco Van Kampen VI Capital Growth	Invesco Van Kampen VI Comstock	Invesco Van Kampen VI Growth & Income	Invesco Van Kampen VI Mid-Cap Growth II
Shares purchased	213,387	283	6,179	43,055	38,939	5,977,568
Shares received from reinvestment of dividends	72,725	64	0	7,048	3,690	0
Total shares acquired	286,112	348	6,179	50,103	42,630	5,977,568
Shares redeemed	(482,611)	(6,245)	(72,790)	(1,206,016)	(798,565)	(598,792)
Net increase (decrease) in shares owned	(196,499)	(5,897)	(66,611)	(1,155,913)	(755,935)	5,378,776
Shares owned, beginning of period	1,228,389	16,865	326,746	5,657,418	3,896,816	2,566,020
Shares owned, end of period	1,031,890	10,968.05	260,135	4,501,505	3,140,881	7,944,796
Cost of shares acquired (000's)	$559	$10	$177	$519	$708	$20,117
Proceeds from sales (000's)	$958	$187	$2,164	$12,595	$13,319	$2,097

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

5.  INVESTMENTS — (Continued)

Fund Name	Invesco Van Kampen VI Equity and Income II	Invesco Van Kampen VI Government II	Invesco Van Kampen VI Capital Growth II	Invesco Van Kampen VI Comstock II	Invesco Van Kampen VI Growth & Income II	Invesco Van Kampen VI Global Tactical Asset Alloc II
Shares purchased	2,239,383	1,234,948	10,599	3,274,529	5,048,676	221,131
Shares received from reinvestment of dividends	172,139	28,606	0	12,907	5,470	560
Total shares acquired	2,411,523	1,263,554	10,599	3,287,436	5,054,146	221,691
Shares redeemed	(1,466,101)	(1,862,700)	(40,482)	(1,660,879)	(610,545)	(3,630)
Net increase (decrease) in shares owned	945,422	(599,146)	(29,883)	1,626,557	4,443,601	218,061
Shares owned, beginning of period	8,023,126	13,801,679	178,268	9,697,368	4,998,412	4,875
Shares owned, end of period	8,968,548	13,202,533	148,385	11,323,925	9,442,013	222,936
Cost of shares acquired (000's)	$31,390	$11,355	$303	$34,397	$84,311	$2,707
Proceeds from sales (000's)	$19,104	$17,011	$1,189	$17,387	$10,356	$44
Fund Name	Invesco Van Kampen VI International Growth Equity II	Invesco Van Kampen VI Mid Cap Value II	UIF Global Real Estate II	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Value
Shares purchased	199,785	81,519	323,205	879,869	8,044,413	282,447
Shares received from reinvestment of dividends	11,248	169	30,023	29,082	1,032,868	23,080
Total shares acquired	211,033	81,688	353,229	908,951	9,077,282	305,527
Shares redeemed	(127,725)	(26,427)	(64,337)	(986,885)	(4,199,100)	(1,416,876)
Net increase (decrease) in shares owned	83,308	55,261	288,892	(77,934)	4,878,182	(1,111,349)
Shares owned, beginning of period	601,059	370	147,017	5,700,051	12,897,336	7,527,766
Shares owned, end of period	684,367	55,631	435,909	5,622,117	17,775,518	6,416,417
Cost of shares acquired (000's)	$1,705	$917	$2,724	$19,390	$107,843	$4,421
Proceeds from sales (000's)	$1,041	$293	$499	$21,102	$49,878	$20,181
Fund Name	Lord Abbett Growth Opportunities	Lord Abbett Capital Structure	Lord Abbett International Opportunities	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2
Shares purchased	135,021	398,950	833,552	359,441	1,596,802	58,518
Shares received from reinvestment of dividends	9,882	112,010	23,494	2,583	4,499	7,580
Total shares acquired	144,903	510,959	857,047	362,023	1,601,301	66,098
Shares redeemed	(307,099)	(850,676)	(390,505)	(72,240)	(26,855)	(36,372)
Net increase (decrease) in shares owned	(162,196)	(339,717)	466,542	289,783	1,574,446	29,726
Shares owned, beginning of period	1,965,450	4,482,311	2,808,405	390,880	100,613	194,259
Shares owned, end of period	1,803,254	4,142,594	3,274,947	680,663	1,675,059	223,985
Cost of shares acquired (000's)	$2,187	$6,425	$6,522	$3,983	$25,136	$7,973
Proceeds from sales (000's)	$4,705	$10,578	$3,069	$814	$423	$4,398

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

5.  INVESTMENTS — (Continued)

Fund Name	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Invest Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2
Shares purchased	9,548	1,197,957	1,057,247	111,187	2,288,919	53,308
Shares received from reinvestment of dividends	300	41,666	6,633	8,544	247,472	2,899
Total shares acquired	9,849	1,239,624	1,063,881	119,731	2,536,390	56,207
Shares redeemed	(14,568)	(435,819)	(218,343)	(95,387)	(706,978)	(28,499)
Net increase (decrease) in shares owned	(4,719)	803,805	845,538	24,344	1,829,412	27,708
Shares owned, beginning of period	88,044	3,475,304	999,507	528,969	3,807,858	67,970
Shares owned, end of period	83,325	4,279,109	1,845,045	553,313	5,637,270	95,678
Cost of shares acquired (000's)	$302	$26,077	$29,535	$2,027	$32,384	$564
Proceeds from sales (000's)	$469	$9,118	$6,245	$1,629	$9,129	$281
Fund Name	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2
Shares purchased	52,167	324,770	1,883,511	2,655,568	226,162	807,088
Shares received from reinvestment of dividends	4,376	0	577,265	97,722	0	2,220
Total shares acquired	56,543	324,770	2,460,775	2,753,290	226,162	809,307
Shares redeemed	(20,216)	(78,120)	(1,122,684)	(627,628)	(83,067)	(40,467)
Net increase (decrease) in shares owned	36,327	246,650	1,338,091	2,125,662	143,095	768,840
Shares owned, beginning of period	130,060	406,573	7,515,877	5,002,862	384,890	47,019
Shares owned, end of period	166,387	653,223	8,853,968	7,128,524	527,985	815,859
Cost of shares acquired (000's)	$550	$3,605	$34,395	$46,905	$4,162	$11,293
Proceeds from sales (000's)	$199	$885	$15,828	$10,644	$1,527	$565
Fund Name	Franklin US Government Fund	Templeton Growth Securities	Templeton Foreign Securities	Templeton Global Bond Securities Fund II	Mutual Shares Securities	American Asset Allocation Fund Class 2
Shares purchased	7,422,028	3,582,501	1,762,883	2,314,834	8,383,244	1,321,292
Shares received from reinvestment of dividends	291,492	72,653	99,301	38,419	196,325	52,544
Total shares acquired	7,713,519	3,655,154	1,862,184	2,353,252	8,579,569	1,373,836
Shares redeemed	(907,312)	(552,909)	(562,483)	(357,395)	(1,109,595)	(190,980)
Net increase (decrease) in shares owned	6,806,207	3,102,245	1,299,701	1,995,857	7,469,974	1,182,856
Shares owned, beginning of period	5,861,103	3,914,625	4,290,448	1,824,929	7,456,276	1,698,568
Shares owned, end of period	12,667,310	7,016,870	5,590,149	3,820,786	14,926,250	2,881,424
Cost of shares acquired (000's)	$101,173	$37,115	$24,190	$43,859	$128,415	$20,515
Proceeds from sales (000's)	$11,894	$5,602	$7,434	$6,663	$16,431	$2,861

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

5.  INVESTMENTS — (Continued)

Fund Name	Legg Mason ClearBridge Variable Mid Cap Core II	Legg Mason ClearBridge Variable Small Cap Growth II	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor
Shares purchased	509,714	73,024	284,412	1,726,256	3,316,936	1,418,939
Shares received from reinvestment of dividends	0	0	8,789	17,498	46,490	5,419
Total shares acquired	509,714	73,024	293,201	1,743,754	3,363,426	1,424,358
Shares redeemed	(19,376)	(21,524)	(63,143)	(131,949)	(73,180)	(122,778)
Net increase (decrease) in shares owned	490,338	51,500	230,057	1,611,805	3,290,246	1,301,580
Shares owned, beginning of period	44,819	6,464	11,249	53,360.00	165,993.00	35,809.00
Shares owned, end of period	535,157	57,964	241,306	1,665,165	3,456,239	1,337,389
Cost of shares acquired (000's)	$5,878	$960	$3,419	$18,087	$44,111	$14,486
Proceeds from sales (000's)	$218	$277	$723	$1,375	$961	$1,250

Fund Name	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
Shares purchased	15,327,472	452,559	2,669,925
Shares received from reinvestment of dividends	627,751	6,336	2,678
Total shares acquired	15,955,222	458,895	2,672,603
Shares redeemed	(243,408)	(73,057)	(109,662)
Net increase (decrease) in shares owned	15,711,814	385,838	2,562,941
Shares owned, beginning of period	878,562	33,549	169,652
Shares owned, end of period	16,590,376	419,387	2,732,593
Cost of shares acquired (000's)	$180,018	$4,740	$24,706
Proceeds from sales (000's)	$2,775	$753	$1,003

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

6.  FINANCIAL HIGHLIGHTS

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	5,955	$11.41	$22.11	$95,354	0.77%	0.70%	1.80%	9.20%	10.53%
Goldman Sachs Strategic International Equity	4,726	$10.40	$17.56	$62,541	1.48%	0.70%	1.80%	8.38%	9.70%
Goldman Sachs Structured US Equity	2,229	$9.44	$25.08	$44,113	1.41%	0.70%	1.80%	10.82%	12.17%
Goldman Sachs Structured Small Cap Equity	1,918	$11.33	$28.06	$45,185	0.53%	0.70%	1.80%	27.78%	29.34%
Goldman Sachs Strategic Growth	3,559	$10.11	$23.07	$52,655	0.41%	0.70%	1.80%	8.75%	10.07%
Goldman Sachs Mid Cap Value	916	$16.18	$17.51	$15,415	0.66%	0.70%	1.80%	7.68%	24.25%
Goldman Sachs Strategic Growth SC	2,907	$10.03	$15.04	$34,837	0.35%	0.70%	1.80%	4.45%	9.72%
Goldman Sachs Large Cap Value Fund SC	9,323	$8.72	$14.17	$88,482	0.76%	0.70%	1.80%	1.84%	10.11%
Goldman Sachs Strategic International Equity SC	6,375	$8.30	$14.89	$56,109	1.35%	0.70%	1.80%	8.27%	9.33%
Goldman Sachs Structured Small Cap Equity SC	2,223	$11.51	$17.81	$26,462	0.32%	0.70%	1.80%	27.73%	28.96%
Goldman Sachs Structured US Equity SC	66	$9.00	$14.42	$827	1.38%	0.70%	1.80%	10.75%	11.81%
Goldman Sachs VIT Growth Opportunities SC	1,404	$11.01	$12.93	$17,346	0.00%	0.70%	1.80%	8.04%	18.65%
Goldman Sachs Mid Cap Value SC	1,068	$11.02	$11.11	$11,820	1.13%	0.70%	1.80%	7.41%	8.14	%(a)
Calvert VP SRI Balanced	175	$11.34	$14.33	$2,435	1.37%	0.70%	1.80%	9.58%	10.81%
MFS Growth Series IC	360	$10.37	$16.85	$5,745	0.12%	0.70%	1.80%	13.27%	14.53%
MFS Research IC	609	$11.22	$15.03	$8,787	0.95%	0.70%	1.80%	13.82%	15.09%
MFS Investors Trust IC	871	$10.70	$14.34	$11,833	1.22%	0.70%	1.80%	9.10%	10.32%
MFS Total Return IC	2,602	$15.47	$18.82	$46,005	2.82%	0.70%	1.80%	7.95%	9.16%
MFS New Discovery IC	145	$20.22	$26.62	$3,647	0.00%	0.70%	1.80%	33.89%	35.38%
MFS Utilities IC	268	$22.32	$24.59	$6,398	3.36%	0.70%	1.80%	11.76%	13.01%
MFS Investors Growth Stock IC	451	$6.63	$7.45	$3,124	0.48%	0.70%	1.80%	10.45%	11.69%
MFS Growth Series SC	448	$10.18	$16.54	$6,377	0.00%	0.70%	1.80%	5.99%	14.33%
MFS Research SC	205	$11.01	$15.16	$2,721	0.63%	0.70%	1.80%	5.92%	14.95%
MFS Investors Trust SC	1,345	$10.51	$14.33	$17,655	0.72%	0.70%	1.80%	2.52%	10.22%
MFS Total Return SC	5,583	$12.13	$18.45	$81,959	2.52%	0.70%	1.80%	3.05%	8.98%
MFS New Discovery SC	1,964	$15.65	$26.11	$41,808	0.00%	0.70%	1.80%	19.40%	35.13%
MFS Utilities SC	1,190	$15.08	$24.12	$23,103	2.77%	0.70%	1.80%	9.64%	12.83%
MFS Investors Growth Stock SC	8,583	$6.50	$15.02	$65,193	0.28%	0.70%	1.80%	5.23%	11.48%
MFS VIT Research Bond SC	10,863	$10.34	$10.70	$115,145	1.62%	0.70%	1.80%	2.55%	6.56%
MFS VIT Value SC	6,297	$10.42	$11.55	$71,364	0.69%	0.70%	1.80%	2.80%	10.55%
Oppenheimer Money Fund/VA	32,570	$0.98	$11.28	$48,336	0.03%	0.70%	1.80%	–1.77%	–0.55%
Oppenheimer Small & Mid Cap Fund/VA	258	$9.10	$13.44	$3,367	0.00%	0.70%	1.80%	25.18%	26.57%
Oppenheimer Capital Appreciation Fund/VA	825	$11.24	$16.63	$12,572	0.19%	0.70%	1.80%	7.45%	8.65%
Oppenheimer Main Street Fund/VA	1,195	$10.37	$13.72	$15,501	1.15%	0.70%	1.80%	14.02%	15.30%
Oppenheimer Global Strategic Income Fund/VA	1,556	$18.34	$20.08	$29,884	8.72%	0.70%	1.80%	12.90%	14.16%
Oppenheimer Global Securites Fund/VA	635	$20.53	$26.06	$15,359	1.48%	0.70%	1.80%	13.88%	15.15%
Oppenheimer High Income Fund/VA	413	$3.94	$4.18	$1,692	6.61%	0.70%	1.80%	12.75%	14.01%
Oppenheimer Small & Mid Cap Fund/VA SC	92	$8.92	$16.55	$1,098	0.00%	0.70%	1.80%	24.88%	26.40%
Oppenheimer Capital Appreciation Fund/VA SC	2,976	$10.83	$16.32	$35,135	0.00%	0.70%	1.80%	4.49%	8.49%
Oppenheimer Main Street Fund/VA SC	567	$10.23	$14.95	$7,180	0.82%	0.70%	1.80%	6.81%	15.13%
Oppenheimer Global Strategic Income Fund/VA SC	10,112	$12.33	$19.69	$168,404	7.14%	0.70%	1.80%	7.36%	14.08%
Oppenheimer Global Securites Fund/VA SC	6,064	$15.02	$25.61	$115,021	0.76%	0.70%	1.80%	7.69%	15.01%
Oppenheimer High Income Fund/VA SC	519	$3.35	$15.08	$2,207	6.13%	0.70%	1.80%	12.39%	13.76%
Van Eck Global Hard Asset	8	$48.06	$51.80	$413	0.40%	0.70%	1.80%	26.91%	28.33%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Invesco Van Kampen VI Capital Growth	1,649	$5.05	$5.68	$8,845	0.00%	0.70%	1.80%	17.69%	19.01%
Invesco Van Kampen VI Comstock	3,296	$15.05	$16.92	$52,709	0.14%	0.70%	1.80%	13.89%	15.17%
Invesco Van Kampen VI Growth & Income	3,985	$13.65	$15.35	$57,789	0.11%	0.70%	1.80%	10.49%	11.73%
Invesco Van Kampen VI Mid-Cap Growth II	2,525	$6.12	$18.54	$32,256	0.00%	0.70%	1.80%	12.76%	26.51%
Invesco Van Kampen VI Equity and Income II	8,390	$13.02	$16.00	$126,004	1.95%	0.70%	1.80%	3.19%	11.36%
Invesco Van Kampen VI Government II	10,283	$10.33	$12.36	$121,331	0.20%	0.70%	1.80%	1.98%	4.26%
Invesco Van Kampen VI Capital Growth II	712	$4.96	$17.14	$4,957	0.00%	0.70%	1.80%	17.42%	18.85%
Invesco Van Kampen VI Comstock II	8,739	$12.20	$16.60	$132,160	0.12%	0.70%	1.80%	5.76%	15.00%
Invesco Van Kampen VI Growth & Income II	12,090	$12.72	$15.05	$173,470	0.08%	0.70%	1.80%	1.98%	11.52%
Invesco Van Kampen VI Global Tactical Asset Alloc II	265	$10.61	$11.11	$2,909	0.07%	0.70%	1.80%	6.37%	8.67%
Invesco Van Kampen VI International Growth Equity II	524	$8.11	$15.71	$6,235	1.45%	0.70%	1.80%	8.09%	9.24%
Invesco Van Kampen VI Mid Cap Value II	56	$10.86	$12.67	$708	0.59%	0.70%	1.80%	4.65%	21.45%
UIF Global Real Estate II	322	$9.70	$18.02	$3,662	9.30%	0.70%	1.80%	11.81%	21.58%
Lord Abbett Growth & Income	10,732	$11.47	$14.85	$133,652	0.57%	0.70%	1.80%	3.39%	16.71%
Lord Abbett Bond Debenture	13,248	$13.79	$18.25	$212,055	6.91%	0.70%	1.80%	5.26%	11.64%
Lord Abbett Mid Cap Value	7,525	$13.20	$16.61	$106,259	0.39%	0.70%	1.80%	9.25%	24.68%
Lord Abbett Growth Opportunities	1,759	$15.30	$18.66	$31,709	0.00%	0.70%	1.80%	8.28%	22.19%
Lord Abbett Capital Structure	3,552	$13.74	$16.93	$55,469	2.80%	0.70%	1.80%	5.47%	14.08%
Lord Abbett International Opportunities	2,681	$9.59	$18.15	$28,689	0.85%	0.70%	1.80%	14.66%	20.49%
Lord Abbett Classic Stock	700	$10.04	$14.46	$8,372	0.52%	0.70%	1.80%	3.28%	13.43%
Lord Abbett Series Fundamental Equity VC	2,432	$10.84	$12.42	$29,582	0.62%	0.70%	1.80%	5.43%	18.31%
Fidelity Index 500 Portfolio SC2	2,659	$9.86	$15.02	$29,411	1.87%	0.70%	1.80%	4.69%	14.04%
Fidelity Growth Portfolio SC2	264	$10.05	$15.96	$3,060	0.03%	0.70%	1.80%	21.82%	23.12%
Fidelity Contrafund Portfolio SC2	8,209	$10.43	$15.83	$100,516	1.13%	0.70%	1.80%	6.08%	16.23%
Fidelity Mid Cap SC2	3,915	$11.60	$19.65	$59,281	0.16%	0.70%	1.80%	12.89%	27.80%
Fidelity Equity Income SC2	897	$9.16	$15.44	$10,375	1.62%	0.70%	1.80%	13.03%	14.23%
Fidelity Investment Grade Bonds SC2	5,791	$10.38	$13.07	$71,030	3.78%	0.70%	1.80%	2.81%	6.90%
Fidelity Freedom Fund - 2015 Maturity SC2	91	$10.34	$13.97	$1,019	2.08%	0.70%	1.80%	10.93%	12.11%
Fidelity Freedom Fund - 2020 Maturity SC2	144	$10.10	$14.64	$1,755	2.11%	0.70%	1.80%	12.45%	13.64%
Franklin Flex Cap Growth Securities	667	$10.64	$15.28	$8,296	0.00%	0.70%	1.80%	8.06%	15.50%
Franklin Income Securities	10,473	$10.69	$15.00	$131,216	6.61%	0.70%	1.80%	5.08%	12.00%
Franklin Rising Dividend Securities	11,557	$10.28	$15.15	$134,159	1.57%	0.70%	1.80%	7.37%	19.92%
Franklin Small-Mid Cap Growth Securities	889	$10.87	$17.41	$11,368	0.00%	0.70%	1.80%	12.04%	26.86%
Franklin Small Cap Value Securities CL 2	1,049	$11.16	$12.99	$13,258	0.58%	0.70%	1.80%	5.47%	27.45%
Franklin US Government Fund	14,678	$10.25	$12.03	$166,068	3.10%	0.70%	1.80%	2.11%	4.65%
Templeton Growth Securities	7,507	$8.87	$14.98	$77,256	1.30%	0.70%	1.80%	4.18%	6.75%
Templeton Foreign Securities	6,895	$10.56	$15.30	$79,883	1.86%	0.70%	1.80%	6.62%	8.44%
Templeton Global Bond Securities Fund II	5,210	$10.45	$15.20	$74,467	1.35%	0.70%	1.80%	3.54%	13.46%
Mutual Shares Securities	21,814	$9.43	$14.54	$238,074	1.75%	0.70%	1.80%	2.75%	10.53%
American Asset Allocation Fund Class 2	3,823	$10.17	$13.84	$46,593	2.32%	0.70%	1.80%	5.82%	11.83%
Legg Mason ClearBridge Variable Mid Cap Core II	569	$11.24	$12.68	$7,107	0.00%	0.70%	1.80%	9.69%	21.33%
Legg Mason ClearBridge Variable Small Cap Growth II	69	$11.49	$13.14	$886	0.00%	0.70%	1.80%	11.74%	23.99%
PIMCO VIT Long-Term US Government Advisor	255	$10.31	$10.89	$2,652	3.32%	0.70%	1.80%	4.93%	10.83%
PIMCO VIT Low Duration Advisor	1,665	$10.18	$10.55	$17,384	1.64%	0.70%	1.80%	1.53%	4.55%
PIMCO VIT Real Return Advisor	4,217	$10.48	$10.88	$45,415	1.23%	0.70%	1.80%	2.68%	7.35%
PIMCO VIT Short-Term Advisor	1,351	$9.99	$10.17	$13,615	0.78%	0.70%	1.80%	–0.36%	1.40%
PIMCO VIT Total Return Advisor	17,262	$10.40	$10.75	$183,821	2.32%	0.70%	1.80%	3.10%	7.35%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Royce Capital Fund Micro-Cap SC	379	$11.84	$13.72	$5,087	3.38%	0.70%	1.80%	14.55%	29.12%
Royce Capital Fund Small-Cap SC	2,343	$10.97	$12.32	$28,364	0.23%	0.70%	1.80%	7.35%	19.54%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of uniots; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)   Start date May 3, 2010

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	7,050	$10.38	$20.14	$102,665	1.70%	0.70%	1.80%	7.26%	17.61%
Goldman Sachs Strategic International Equity	5,461	$9.53	$16.11	$66,642	1.80%	0.70%	1.80%	3.63%	27.92%
Goldman Sachs Structured US Equity	2,664	$8.46	$22.51	$47,291	1.93%	0.70%	1.80%	6.57%	20.42%
Goldman Sachs Structured Small Cap Equity	2,335	$8.86	$21.84	$42,564	1.15%	0.70%	1.80%	11.54%	26.91%
Goldman Sachs Strategic Growth	4,222	$9.23	$21.10	$57,200	0.44%	0.70%	1.80%	8.73%	46.86%
Goldman Sachs Mid Cap Value	1,113	$13.16	$14.10	$15,140	1.78%	0.70%	1.80%	9.67%	32.35%
Goldman Sachs Strategic Growth SC	780	$9.22	$13.72	$8,455	0.35%	0.70%	1.80%	8.60%	46.47%
Goldman Sachs Large Cap Value Fund SC	7,182	$7.99	$12.88	$59,900	2.26%	0.70%	1.80%	7.10%	27.28%
Goldman Sachs Strategic International Equity SC	6,034	$7.66	$13.63	$47,605	2.10%	0.70%	1.80%	3.52%	31.58%
Goldman Sachs Structured Small Cap Equity SC	2,494	$9.00	$13.83	$23,015	1.32%	0.70%	1.80%	11.40%	31.89%
Goldman Sachs Structured US Equity SC	54	$8.12	$12.91	$610	4.36%	0.70%	1.80%	6.58%	25.42%
Goldman Sachs VIT Growth Opportunities SC	15	$10.87	$10.90	$160	0.00%	0.70%	1.80%	10.97%	11.16	%(a)
Calvert VP SRI Balanced	197	$10.27	$13.01	$2,500	2.09%	0.70%	1.80%	4.69%	24.98%
MFS Growth Series IC	445	$9.09	$14.79	$6,223	0.33%	0.70%	1.80%	8.10%	36.71%
MFS Research IC	771	$9.79	$13.13	$9,740	1.54%	0.70%	1.80%	7.01%	29.63%
MFS Investors Trust IC	1,081	$9.74	$13.07	$13,402	1.75%	0.70%	1.80%	6.80%	26.01%
MFS Total Return IC	3,124	$14.23	$17.34	$50,952	3.96%	0.70%	1.80%	3.32%	17.20%
MFS New Discovery IC	166	$15.00	$19.78	$3,135	0.00%	0.70%	1.80%	11.66%	62.04%
MFS Utilities IC	352	$19.83	$21.88	$7,500	5.24%	0.70%	1.80%	9.31%	32.29%
MFS Investors Growth Stock IC	608	$6.00	$6.67	$3,807	0.74%	0.70%	1.80%	8.01%	38.58%
MFS Growth Series SC	361	$8.95	$14.56	$4,399	0.02%	0.70%	1.80%	8.08%	36.50%
MFS Research SC	146	$9.63	$13.21	$1,692	1.12%	0.70%	1.80%	6.94%	29.42%
MFS Investors Trust SC	401	$9.58	$13.03	$4,690	1.04%	0.70%	1.80%	6.73%	27.03%
MFS Total Return SC	5,167	$11.25	$17.05	$70,091	3.11%	0.70%	1.80%	3.20%	17.89%
MFS New Discovery SC	1,226	$11.71	$19.45	$18,647	0.00%	0.70%	1.80%	11.62%	61.95%
MFS Utilities SC	703	$13.44	$21.52	$12,561	4.02%	0.70%	1.80%	9.23%	32.07%
MFS Investors Growth Stock SC	8,802	$5.90	$13.50	$59,428	0.39%	0.70%	1.80%	7.92%	38.26%
MFS VIT Research Bond SC	512	$10.02	$10.04	$5,135	0.00%	0.70%	1.80%	0.15%	0.32	%(a)
MFS VIT Value SC	313	$10.43	$10.45	$3,269	0.00%	0.70%	1.80%	6.09%	6.27	%(a)
Oppenheimer Money Fund/VA	26,031	$0.99	$11.35	$39,701	0.39%	0.70%	1.80%	–1.48%	–0.10%
Oppenheimer Small & Mid Cap Fund/VA	307	$7.22	$10.68	$3,184	0.00%	0.70%	1.80%	9.68%	31.68%
Oppenheimer Capital Appreciation Fund/VA	1,023	$10.38	$15.39	$14,414	0.34%	0.70%	1.80%	9.53%	43.51%
Oppenheimer Main Street Fund/VA	1,463	$9.03	$11.96	$16,591	2.03%	0.70%	1.80%	6.76%	27.39%
Oppenheimer Global Strategic Income Fund/VA	1,886	$16.24	$17.59	$31,922	0.55%	0.70%	1.80%	0.92%	18.00%
Oppenheimer Global Securites Fund/VA	745	$17.90	$22.76	$15,790	2.41%	0.70%	1.80%	6.01%	38.79%
Oppenheimer High Income Fund/VA	501	$3.49	$3.69	$1,809	0.00%	0.70%	1.80%	3.43%	24.44%
Oppenheimer Small & Mid Cap Fund/VA SC	108	$7.09	$13.12	$1,009	0.00%	0.70%	1.80%	9.57%	31.47%
Oppenheimer Capital Appreciation Fund/VA SC	3,074	$10.09	$15.14	$33,237	0.00%	0.70%	1.80%	9.44%	43.29%
Oppenheimer Main Street Fund/VA SC	490	$8.93	$13.01	$5,321	1.44%	0.70%	1.80%	6.71%	27.23%
Oppenheimer Global Strategic Income Fund/VA SC	6,748	$10.86	$17.28	$103,033	0.18%	0.70%	1.80%	0.86%	17.87%
Oppenheimer Global Securites Fund/VA SC	2,125	$13.13	$22.41	$33,272	1.82%	0.70%	1.80%	5.90%	38.52%
Oppenheimer High Income Fund/VA SC	669	$2.97	$13.28	$2,444	0.00%	0.70%	1.80%	3.37%	26.88%
Van Eck Global Hard Asset	13	$37.60	$40.59	$493	0.24%	0.70%	1.80%	9.09%	56.43%
Van Eck VIP Real Estate	—	$18.86	$19.91	$—	0.00%	0.70%	1.80%	6.61%	42.38%
Invesco Van Kampen VI Capital Growth	2,047	$4.29	$4.77	$9,270	0.11%	0.70%	1.80%	10.16%	64.91%
Invesco Van Kampen VI Comstock	4,098	$13.21	$14.69	$—	4.87%	0.70%	1.80%	6.05%	27.88%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Invesco Van Kampen VI Growth & Income	4,887	$12.36	$13.74	$57,187	4.16%	0.70%	1.80%	5.31%	23.50%
Invesco Van Kampen VI Mid-Cap Growth II	981	$4.89	$14.68	$63,791	0.00%	0.70%	1.80%	8.95%	55.44%
Invesco Van Kampen VI Equity and Income II	7,483	$11.76	$14.38	$8,186	2.80%	0.70%	1.80%	4.21%	24.02%
Invesco Van Kampen VI Government II	10,640	$9.99	$11.85	$102,699	6.06%	0.70%	1.80%	–1.01%	1.08%
Invesco Van Kampen VI Capital Growth II	837	$4.22	$14.45	$121,179	0.00%	0.70%	1.80%	10.07%	64.65%
Invesco Van Kampen VI Comstock II	7,520	$10.66	$14.45	$4,993	4.32%	0.70%	1.80%	6.00%	30.99%
Invesco Van Kampen VI Growth & Income II	6,303	$11.47	$13.51	$—	3.61%	0.70%	1.80%	5.25%	30.26%
Invesco Van Kampen VI Global Tactical Asset Alloc II	6	$10.20	$10.22	$97,953	2.84%	0.70%	1.80%	3.26%	3.43	%(a)
Invesco Van Kampen VI International Growth Equity II	486	$7.51	$14.41	$81,924	0.58%	0.70%	1.80%	5.10%	36.69%
Invesco Van Kampen VI Mid Cap Value II	—	$10.41	$10.43	$59	0.00%	0.70%	1.80%	7.18%	7.37	%(a)
Van Kampen Enterprise	—	$3.72	$4.14	$5,061	3.83%	0.70%	1.80%	1.28%	2.41%
Van Kampen Enterprise II	—	$3.67	$9.24	$1,135	2.54%	0.70%	1.80%	1.14%	2.37%
UIF Global Real Estate II	118	$8.06	$14.85	$4	0.01%	0.70%	1.80%	5.04%	47.70%
Lord Abbett Growth & Income	10,957	$9.94	$12.75	$115,999	1.02%	0.70%	1.80%	5.40%	26.23%
Lord Abbett Bond Debenture	9,841	$12.45	$16.37	$145,488	7.64%	0.70%	1.80%	3.45%	33.50%
Lord Abbett Mid Cap Value	8,794	$10.68	$13.35	$99,744	0.51%	0.70%	1.80%	9.14%	28.38%
Lord Abbett Growth Opportunities	1,909	$12.66	$15.29	$28,263	0.00%	0.70%	1.80%	11.69%	44.67%
Lord Abbett Capital Structure	3,890	$12.11	$14.85	$53,743	3.59%	0.70%	1.80%	5.78%	22.67%
Lord Abbett International Opportunities	2,418	$8.04	$15.10	$20,445	1.92%	0.70%	1.80%	3.65%	46.99%
Lord Abbett Classic Stock	404	$8.94	$12.77	$4,229	1.37%	0.70%	1.80%	6.94%	24.75%
Lord Abbett Series Fundamental Equity VC	143	$10.47	$10.50	$1,497	0.39%	0.70%	1.80%	8.17%	8.36	%(a)
Fidelity Index 500 Portfolio SC2	2,421	$8.73	$13.20	$23,061	2.59%	0.70%	1.80%	7.03%	28.13%
Fidelity Growth Portfolio SC2	282	$8.25	$12.99	$2,619	0.24%	0.70%	1.80%	9.46%	27.20%
Fidelity Contrafund Portfolio SC2	6,990	$9.07	$13.64	$70,514	1.35%	0.70%	1.80%	8.23%	34.66%
Fidelity Mid Cap SC2	2,265	$9.39	$15.44	$25,088	0.58%	0.70%	1.80%	6.22%	38.91%
Fidelity Equity Income SC2	883	$8.11	$13.54	$8,765	2.96%	0.70%	1.80%	5.82%	30.71%
Fidelity Investment Grade Bonds SC2	4,030	$11.15	$12.28	$46,684	8.56%	0.70%	1.80%	0.02%	14.78%
Fidelity Freedom Fund - 2015 Maturity SC2	65	$9.32	$12.48	$662	5.24%	0.70%	1.80%	4.06%	24.27%
Fidelity Freedom Fund - 2020 Maturity SC2	116	$8.98	$12.91	$1,233	6.41%	0.70%	1.80%	4.98%	27.78%
Franklin Flex Cap Growth Securities	414	$9.31	$13.25	$4,444	0.00%	0.70%	1.80%	8.36%	32.17%
Franklin Income Securities	9,563	$10.60	$13.42	$106,124	7.96%	0.70%	1.80%	6.28%	34.78%
Franklin Rising Dividend Securities	8,406	$8.67	$12.65	$79,345	1.37%	0.70%	1.80%	6.09%	23.56%
Franklin Small-Mid Cap Growth Securities	652	$8.66	$13.75	$6,493	0.00%	0.70%	1.80%	9.11%	42.71%
Franklin Small Cap Value Securities CL 2	59	$10.17	$10.19	$600	0.00%	0.70%	1.80%	7.57%	7.75	%(a)
Franklin US Government Fund	6,841	$10.04	$11.49	$75,432	3.44%	0.70%	1.80%	–0.81%	2.48%
Templeton Growth Securities	4,487	$8.40	$14.06	$40,712	3.10%	0.70%	1.80%	6.38%	33.50%
Templeton Foreign Securities	5,441	$10.09	$14.23	$57,707	2.66%	0.70%	1.80%	4.47%	36.37%
Templeton Global Bond Securities Fund II	2,454	$11.34	$13.39	$31,626	12.90%	0.70%	1.80%	2.33%	17.97%
Mutual Shares Securities	11,447	$8.63	$13.18	$108,713	2.05%	0.70%	1.80%	4.54%	25.29%
American Asset Allocation Fund Class 2	2,288	$9.15	$12.40	$24,884	3.95%	0.70%	1.80%	5.91%	23.24%
Legg Mason ClearBridge Variable Mid Cap Core II	47	$10.42	$10.45	$488	0.00%	0.70%	1.80%	8.62%	8.80	%(a)
Legg Mason ClearBridge Variable Small Cap Growth II	7	$10.57	$10.60	$79	0.00%	0.70%	1.80%	11.37%	11.56	%(a)
PIMCO VIT Long-Term US Government Advisor	12	$9.41	$9.43	$117	0.88%	0.70%	1.80%	–3.50%	–3.34	%(a)
PIMCO VIT Low Duration Advisor	54	$10.07	$10.09	$539	0.42%	0.70%	1.80%	0.28%	0.45	%(a)
PIMCO VIT Real Return Advisor	204	$10.11	$10.14	$2,065	0.29%	0.70%	1.80%	0.36%	0.53	%(a)
PIMCO VIT Short-Term Advisor	36	$10.00	$10.03	$361	0.26%	0.70%	1.80%	–0.14%	0.03	%(a)
PIMCO VIT Total Return Advisor	950	$9.99	$10.02	$9,506	0.71%	0.70%	1.80%	0.03%	0.20	%(a)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Royce Capital Fund Micro-Cap SC	30	$10.60	$10.62	$318	0.00%	0.70%	1.80%	10.96%	11.15	%(a)
Royce Capital Fund Small-Cap SC	142	$10.28	$10.31	$1,466	0.00%	0.70%	1.80%	7.04%	7.23	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of uniots; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)  Start date November 2, 2009

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2008				For the Year Ended December 31, 2008
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	8,277	$8.87	$17.23	$104,626	1.88%	0.70%	1.80%	–35.70%	–34.91%
Goldman Sachs Strategic International Equity	6,276	$7.49	$12.68	$60,831	3.08%	0.70%	1.80%	–46.93%	–46.28%
Goldman Sachs Structured US Equity	3,373	$7.06	$18.81	$50,399	1.46%	0.70%	1.80%	–38.13%	–37.38%
Goldman Sachs Structured Small Cap Equity	2,770	$7.06	$17.32	$40,302	0.65%	0.70%	1.80%	–35.21%	–34.42%
Goldman Sachs Strategic Growth	5,064	$6.32	$14.46	$47,943	0.12%	0.70%	1.80%	–42.81%	–42.11%
Goldman Sachs Mid Cap Value	1,326	$9.99	$10.67	$13,664	0.95%	0.70%	1.80%	–38.18%	–37.43%
Goldman Sachs Strategic Growth SC	207	$6.35	$8.57	$1,325	0.00%	0.70%	1.80%	–40.93%	11.19	%(a)
Goldman Sachs Large Cap Value Fund SC	2,273	$6.88	$9.36	$15,746	7.85%	0.70%	1.80%	–34.56%	9.79	%(a)
Goldman Sachs Strategic International Equity SC	2,207	$6.06	$9.34	$13,459	12.80%	0.70%	1.80%	–43.66%	14.55	%(a)
Goldman Sachs Structured Small Cap Equity SC	889	$7.18	$9.26	$6,421	2.70%	0.70%	1.80%	–30.78%	21.95	%(a)
Goldman Sachs Structured US Equity SC	2	$6.82	$9.37	$16	14.73%	0.70%	1.80%	–34.60%	12.00	%(a)
Calvert VP SRI Balanced	233	$8.25	$10.46	$2,372	2.18%	0.70%	1.80%	–32.56%	–31.80%
MFS Growth Series IC	555	$6.68	$10.88	$5,775	0.23%	0.70%	1.80%	–38.54%	–37.86%
MFS Research IC	1,024	$7.58	$10.18	$10,068	0.55%	0.70%	1.80%	–37.24%	–36.53%
MFS Investors Trust IC	1,411	$7.76	$10.43	$14,011	0.87%	0.70%	1.80%	–34.29%	–33.55%
MFS Total Return IC	3,938	$12.19	$14.87	$55,247	3.25%	0.70%	1.80%	–23.53%	–22.68%
MFS New Discovery IC	193	$9.29	$12.27	$2,259	0.00%	0.70%	1.80%	–40.42%	–39.75%
MFS Utilities IC	481	$15.05	$16.63	$7,786	1.57%	0.70%	1.80%	–38.79%	–38.11%
MFS Investors Growth Stock IC	759	$4.38	$4.81	$3,449	0.60%	0.70%	1.80%	–38.01%	–37.31%
MFS Growth Series SC	135	$6.59	$10.73	$1,084	0.00%	0.70%	1.80%	–38.67%	9.37%
MFS Research SC	108	$7.48	$10.04	$968	0.27%	0.70%	1.80%	–37.40%	11.57%
MFS Investors Trust SC	196	$7.66	$10.29	$1,752	0.53%	0.70%	1.80%	–34.46%	10.79%
MFS Total Return SC	4,274	$9.72	$14.66	$50,260	2.88%	0.70%	1.80%	–23.72%	7.98%
MFS New Discovery SC	556	$7.31	$12.09	$5,198	0.00%	0.70%	1.80%	–40.61%	21.62%
MFS Utilities SC	429	$10.23	$16.40	$6,489	1.33%	0.70%	1.80%	–38.93%	8.33%
MFS Investors Growth Stock SC	5,062	$4.32	$9.12	$24,832	0.23%	0.70%	1.80%	–38.11%	9.69%
Oppenheimer Money Fund/VA	31,725	$1.00	$11.38	$48,892	2.67%	0.70%	1.80%	0.01%	2.16%
Oppenheimer Small & Mid Cap Fund/VA	374	$5.50	$8.16	$2,961	0.00%	0.70%	1.80%	–49.98%	–49.42%
Oppenheimer Capital Appreciation Fund/VA	1,343	$7.26	$10.78	$13,323	0.15%	0.70%	1.80%	–46.50%	–45.90%
Oppenheimer Main Street Fund/VA	1,835	$7.12	$9.44	$16,474	0.23%	0.70%	1.80%	–39.58%	–38.90%
Oppenheimer Global Strategic Income Fund/VA	2,445	$13.92	$14.91	$35,314	5.35%	0.70%	1.80%	–15.75%	–14.81%
Oppenheimer Global Securites Fund/VA	978	$12.95	$16.49	$15,075	1.53%	0.70%	1.80%	–41.27%	–40.61%
Oppenheimer High Income Fund/VA	527	$2.83	$2.98	$1,539	4.53%	0.70%	1.80%	–79.06%	–78.82%
Oppenheimer Small & Mid Cap Fund/VA SC	80	$5.42	$8.39	$511	0.00%	0.70%	1.80%	–50.13%	13.13%
Oppenheimer Capital Appreciation Fund/VA SC	1,562	$7.12	$10.64	$11,936	4.44%	0.70%	1.80%	–46.64%	12.52%
Oppenheimer Main Street Fund/VA SC	380	$7.05	$9.36	$3,139	0.00%	0.70%	1.80%	–39.73%	14.43%
Oppenheimer Global Strategic Income Fund/VA SC	3,243	$9.28	$14.70	$44,127	4.02%	0.70%	1.80%	–16.02%	5.46%
Oppenheimer Global Securites Fund/VA SC	1,753	$9.53	$16.29	$20,125	1.81%	0.70%	1.80%	–41.41%	15.35%
Oppenheimer High Income Fund/VA SC	460	$2.40	$3.48	$1,263	10.22%	0.70%	1.80%	–78.96%	1.19%
Van Eck Global Hard Asset	12	$24.13	$26.09	$315	0.31%	0.70%	1.80%	–47.10%	–46.50%
Van Eck VIP Real Estate	16	$13.40	$14.06	$227	5.79%	0.70%	1.80%	–55.93%	–55.43%
Invesco Van Kampen VI Capital Growth	2,585	$2.63	$2.89	$7,130	0.54%	0.70%	1.80%	–49.91%	–49.34%
Invesco Van Kampen VI Comstock	5,341	$10.45	$11.49	$58,591	2.76%	0.70%	1.80%	–36.83%	–36.12%
Invesco Van Kampen VI Growth & Income	6,292	$10.12	$11.13	$66,832	2.26%	0.70%	1.80%	–33.26%	–32.51%
Invesco Van Kampen VI Mid-Cap Growth II	586	$3.19	$8.92	$2,642	0.00%	0.70%	1.80%	–47.79%	13.23%
Invesco Van Kampen VI Equity and Income II	7,391	$9.71	$11.82	$84,044	2.39%	0.70%	1.80%	–24.07%	9.35%
Invesco Van Kampen VI Government II	6,703	$10.32	$11.82	$76,782	3.36%	0.70%	1.80%	–0.31%	5.82%
Invesco Van Kampen VI Capital Growth II	860	$2.60	$8.63	$2,927	0.19%	0.70%	1.80%	–50.03%	10.93%
Invesco Van Kampen VI Comstock II	7,678	$8.39	$11.33	$78,079	2.30%	0.70%	1.80%	–36.96%	13.27%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2008				For the Year Ended December 31, 2008
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Invesco Van Kampen VI Growth & Income II	5,175	$9.35	$10.96	$54,367	1.78%	0.70%	1.80%	–33.43%	12.00%
Invesco Van Kampen VI International Growth Equity II	44	$5.59	$9.04	$245	0.00%	0.70%	1.80%	–47.26%	15.94	%(a)
Van Kampen Enterprise	2,084	$3.68	$4.04	$8,033	1.11%	0.70%	1.80%	–43.98%	–43.35%
Van Kampen Enterprise II	693	$3.63	$9.07	$3,202	0.73%	0.70%	1.80%	–44.10%	10.78%
UIF Global Real Estate II	19	$5.80	$8.62	$114	0.59%	0.70%	1.80%	–46.72%	24.54	%(a)
Lord Abbett Growth & Income	12,258	$8.52	$9.43	$109,218	1.40%	0.70%	1.80%	–37.57%	15.12%
Lord Abbett Bond Debenture	7,587	$9.59	$12.27	$87,991	6.10%	0.70%	1.80%	–19.02%	5.40%
Lord Abbett Mid Cap Value	9,247	$8.52	$9.46	$83,188	1.27%	0.70%	1.80%	–40.45%	14.28%
Lord Abbett Growth Opportunities	1,325	$8.85	$10.58	$13,453	0.00%	0.70%	1.80%	–39.36%	11.77%
Lord Abbett Capital Structure	4,023	$9.92	$12.12	$45,721	3.78%	0.70%	1.80%	–27.52%	8.52%
Lord Abbett International Opportunities	995	$5.53	$9.43	$5,544	2.95%	0.70%	1.80%	–46.65%	16.80	%(a)
Lord Abbett Classic Stock	70	$7.25	$9.27	$513	2.83%	0.70%	1.80%	–30.14%	9.25	%(a)
Fidelity Index 500 Portfolio SC2	1,922	$7.03	$9.21	$14,156	2.44%	0.70%	1.80%	–38.20%	10.89%
Fidelity Growth Portfolio SC2	219	$6.55	$8.61	$1,520	0.51%	0.70%	1.80%	–48.18%	9.38%
Fidelity Contrafund Portfolio SC2	5,157	$6.81	$9.62	$37,541	1.01%	0.70%	1.80%	–43.64%	11.93%
Fidelity Mid Cap SC2	1,434	$6.83	$11.17	$10,754	0.24%	0.70%	1.80%	–40.60%	14.18%
Fidelity Equity Income SC2	448	$6.35	$9.07	$3,047	2.40%	0.70%	1.80%	–43.76%	13.16%
Fidelity Investment Grade Bonds SC2	1,325	$9.93	$10.75	$13,763	3.41%	0.70%	1.80%	–5.05%	3.10%
Fidelity Freedom Fund - 2015 Maturity SC2	20	$7.58	$9.44	$152	2.25%	0.70%	1.80%	–26.58%	8.30	%(a)
Fidelity Freedom Fund - 2020 Maturity SC2	32	$7.10	$9.27	$231	11.16%	0.70%	1.80%	–31.65%	9.82	%(a)
Franklin Flex Cap Growth Securities	227	$7.12	$9.12	$1,651	0.12%	0.70%	1.80%	–36.38%	8.77%
Franklin Income Securities	7,749	$7.95	$9.62	$62,972	5.44%	0.70%	1.80%	–30.82%	9.36%
Franklin Rising Dividend Securities	4,409	$7.51	$9.65	$33,866	1.76%	0.70%	1.80%	–28.30%	12.17%
Franklin Small-Mid Cap Growth Securities	360	$6.13	$8.84	$2,255	0.00%	0.70%	1.80%	–43.45%	10.33%
Franklin US Government Fund	2,399	$10.37	$11.22	$26,754	3.84%	0.70%	1.80%	1.50%	6.94%
Templeton Growth Securities	4,155	$6.51	$9.19	$27,695	1.82%	0.70%	1.80%	–43.28%	12.69%
Templeton Foreign Securities	3,793	$7.48	$9.38	$29,003	2.42%	0.70%	1.80%	–41.36%	13.16%
Templeton Global Bond Securities Fund II	1,472	$10.41	$11.35	$16,631	3.85%	0.70%	1.80%	4.46%	5.57%
Mutual Shares Securities	7,792	$6.96	$9.11	$55,476	3.23%	0.70%	1.80%	–38.15%	8.67%
American Asset Allocation Fund Class 2	581	$7.47	$7.51	$4,359	6.06%	0.70%	1.80%	–27.86%	–27.55	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of uniots; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)   Start date May 1, 2008

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2007				For the Year Ended December 31, 2007
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	9,262	$13.70	$26.65	$185,965	1.74%	0.70%	1.80%	–2.41%	0.88%
Goldman Sachs Strategic International Equity	5,618	$14.01	$23.76	$108,518	1.41%	0.70%	1.80%	–3.57%	7.23%
Goldman Sachs Structured US Equity	4,180	$11.33	$30.24	$101,497	0.96%	0.70%	1.80%	–4.04%	–2.22%
Goldman Sachs Structured Small Cap Equity	3,032	$10.89	$26.58	$68,860	0.35%	0.70%	1.80%	–17.99%	–4.46%
Goldman Sachs Strategic Growth	4,996	$10.97	$25.14	$88,535	0.18%	0.70%	1.80%	–2.60%	9.47%
Goldman Sachs Mid Cap Value	1,717	$16.04	$17.06	$28,395	0.72%	0.70%	1.80%	1.34%	2.58%
Calvert VP SRI Balanced	305	$12.15	$15.43	$4,586	2.24%	0.70%	1.80%	0.90%	2.03%
MFS Growth Series IC	669	$10.79	$17.61	$11,373	0.00%	0.70%	1.80%	18.98%	20.32%
MFS Research IC	1,207	$12.00	$16.14	$18,846	0.72%	0.70%	1.80%	11.16%	12.41%
MFS Investors Trust IC	1,815	$11.73	$15.79	$27,319	0.87%	0.70%	1.80%	8.31%	9.53%
MFS Total Return IC	5,156	$15.83	$19.34	$94,003	2.63%	0.70%	1.80%	2.33%	3.48%
MFS New Discovery IC	266	$15.48	$20.48	$5,189	0.00%	0.70%	1.80%	0.66%	1.80%
MFS Utilities IC	616	$24.41	$27.03	$16,240	0.98%	0.70%	1.80%	25.59%	27.00%
MFS Investors Growth Stock IC	989	$7.06	$7.68	$7,211	0.35%	0.70%	1.80%	9.35%	10.58%
MFS Growth Series SC	158	$10.67	$17.41	$1,991	0.00%	0.70%	1.80%	–1.69%	20.15%
MFS Research SC	79	$11.86	$15.95	$1,139	0.45%	0.70%	1.80%	–0.75%	12.25%
MFS Investors Trust SC	207	$11.60	$15.61	$2,832	0.58%	0.70%	1.80%	–0.60%	9.37%
MFS Total Return SC	4,375	$12.73	$19.11	$66,382	2.28%	0.70%	1.80%	–1.41%	3.31%
MFS New Discovery SC	115	$12.30	$20.24	$1,725	0.00%	0.70%	1.80%	–5.69%	1.63%
MFS Utilities SC	449	$24.01	$26.70	$11,037	0.77%	0.70%	1.80%	0.75%	26.79%
MFS Investors Growth Stock SC	1,340	$6.98	$13.43	$10,765	0.04%	0.70%	1.80%	–1.45%	10.36%
Oppenheimer Money Fund/VA	14,275	$1.20	$11.14	$24,483	4.85%	0.70%	1.80%	0.52%	4.32%
Oppenheimer Small & Mid Cap Fund/VA	497	$10.93	$16.21	$7,825	0.00%	0.70%	1.80%	4.41%	5.58%
Oppenheimer Capital Appreciation Fund/VA	1,800	$13.48	$20.04	$33,058	0.24%	0.70%	1.80%	12.09%	13.35%
Oppenheimer Main Street Fund/VA	2,374	$11.70	$15.54	$35,224	0.88%	0.70%	1.80%	2.36%	3.51%
Oppenheimer Global Strategic Income Fund/VA	3,146	$16.52	$17.50	$53,675	3.77%	0.70%	1.80%	7.71%	8.92%
Oppenheimer Global Securites Fund/VA	1,280	$21.89	$27.92	$33,452	1.37%	0.70%	1.80%	4.40%	5.57%
Oppenheimer High Income Fund/VA	656	$13.40	$14.14	$9,102	7.69%	0.70%	1.80%	–1.91%	–0.80%
Oppenheimer Small & Mid Cap Fund/VA SC	72	$10.79	$16.02	$925	0.00%	0.70%	1.80%	–4.42%	5.40%
Oppenheimer Capital Appreciation Fund/VA SC	600	$13.33	$19.82	$8,613	0.01%	0.70%	1.80%	–3.05%	13.17%
Oppenheimer Main Street Fund/VA SC	420	$11.62	$15.44	$5,727	1.00%	0.70%	1.80%	–4.00%	3.71%
Oppenheimer Global Strategic Income Fund/VA SC	1,923	$12.34	$17.31	$29,986	2.84%	0.70%	1.80%	0.81%	8.89%
Oppenheimer Global Securites Fund/VA SC	1,867	$16.19	$27.64	$35,800	1.10%	0.70%	1.80%	–3.76%	5.44%
Oppenheimer High Income Fund/VA SC	418	$11.41	$13.96	$5,427	6.61%	0.70%	1.80%	–3.56%	–1.07%
Van Eck Global Hard Asset	16	$45.29	$49.04	$756	0.13%	0.70%	1.80%	42.73%	44.33%
Van Eck VIP Real Estate	21	$30.23	$31.73	$644	1.19%	0.70%	1.80%	–0.93%	0.18%
Invesco Van Kampen VI Capital Growth	3,341	$5.25	$5.71	$18,294	0.05%	0.70%	1.80%	14.85%	16.14%
Invesco Van Kampen VI Comstock	7,199	$16.54	$17.98	$124,254	1.85%	0.70%	1.80%	–3.81%	–2.73%
Invesco Van Kampen VI Growth & Income	8,389	$15.16	$16.49	$132,702	1.65%	0.70%	1.80%	0.94%	2.08%
Invesco Van Kampen VI Mid-Cap Growth II	566	$6.10	$15.49	$4,469	0.00%	0.70%	1.80%	–4.27%	16.89%
Invesco Van Kampen VI Equity and Income II	7,705	$13.45	$15.40	$113,837	1.81%	0.70%	1.80%	–2.05%	2.74%
Invesco Van Kampen VI Government II	3,554	$10.87	$11.72	$40,460	3.42%	0.70%	1.80%	1.34%	6.37%
Invesco Van Kampen VI Capital Growth II	927	$5.19	$13.82	$6,251	0.00%	0.70%	1.80%	–3.73%	15.94%
Invesco Van Kampen VI Comstock II	8,416	$13.21	$17.77	$133,265	1.51%	0.70%	1.80%	–4.35%	–2.92%
Invesco Van Kampen VI Growth & Income II	4,728	$14.43	$16.29	$73,445	1.31%	0.70%	1.80%	–2.36%	1.91%
Van Kampen Enterprise	2,732	$6.56	$7.14	$18,689	0.42%	0.70%	1.80%	10.65%	11.89%
Van Kampen Enterprise II	807	$6.48	$13.69	$6,591	0.16%	0.70%	1.80%	–3.57%	11.78%
Lord Abbett Growth & Income	14,597	$13.64	$14.54	$206,549	1.20%	0.70%	1.80%	–2.76%	2.81%
Lord Abbett Bond Debenture	8,823	$11.95	$14.99	$125,336	5.96%	0.70%	1.80%	–1.02%	5.55%
Lord Abbett Mid Cap Value	10,176	$14.21	$15.43	$152,115	0.43%	0.70%	1.80%	–5.12%	–0.03%
Lord Abbett Growth Opportunities	1,055	$14.58	$17.25	$17,342	0.00%	0.70%	1.80%	–0.75%	20.55%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2007				For the Year Ended December 31, 2007
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Lord Abbett Capital Structure	4,576	$13.69	$16.54	$70,839	3.13%	0.70%	1.80%	–3.72%	2.54%
Fidelity Index 500 Portfolio SC2	921	$11.38	$13.81	$11,084	4.98%	0.70%	1.80%	–2.60%	4.55%
Fidelity Growth Portfolio SC2	228	$12.65	$14.97	$2,998	0.20%	0.70%	1.80%	–3.06%	25.90%
Fidelity Contrafund Portfolio SC2	2,776	$12.08	$17.05	$36,053	1.17%	0.70%	1.80%	–1.97%	16.60%
Fidelity Mid Cap SC2	928	$11.50	$18.69	$12,110	0.51%	0.70%	1.80%	–3.27%	14.64%
Fidelity Equity Income SC2	395	$11.28	$14.28	$4,794	2.16%	0.70%	1.80%	–3.76%	0.66%
Fidelity Investment Grade Bonds SC2	851	$10.65	$11.26	$9,281	2.17%	0.70%	1.80%	0.79%	3.46%
Franklin Flex Cap Growth Securities	154	$11.19	$11.40	$1,746	0.12%	0.70%	1.80%	–3.37%	13.63%
Franklin Income Securities	5,677	$11.49	$11.70	$66,135	3.16%	0.70%	1.80%	–1.96%	3.13%
Franklin Rising Dividend Securities	1,886	$10.47	$10.66	$20,034	1.76%	0.70%	1.80%	–4.30%	–2.24%
Franklin Small-Mid Cap Growth Securities	271	$10.85	$11.04	$2,978	0.00%	0.70%	1.80%	–5.18%	10.57%
Franklin US Government Fund	462	$10.41	$10.49	$4,838	0.66%	0.70%	1.80%	1.50%	4.35	%(a)
Templeton Growth Securities	3,580	$11.48	$11.69	$41,710	1.29%	0.70%	1.80%	–3.20%	1.73%
Templeton Foreign Securities	1,658	$12.76	$13.00	$21,444	1.63%	0.70%	1.80%	–0.75%	14.76%
Templeton Global Bond Securities Fund II	628	$10.67	$10.75	$6,736	0.31%	0.70%	1.80%	–0.73%	5.72	%(a)
Mutual Shares Securities	5,817	$11.25	$11.46	$66,373	1.35%	0.70%	1.80%	–2.81%	2.86%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of uniots; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)  Start date May 1, 2007

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2006				For the Year Ended December 31, 2006
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	9,401	$13.65	$26.60	$198,556	1.64%	0.70%	1.80%	13.88%	21.90%
Goldman Sachs Strategic International Equity	5,073	$13.13	$22.30	$98,974	1.64%	0.70%	1.80%	6.98%	21.37%
Goldman Sachs Structured US Equity	4,999	$11.65	$31.13	$128,155	1.01%	0.70%	1.80%	6.99%	12.22%
Goldman Sachs Structured Small Cap Equity	3,301	$13.26	$32.23	$93,533	0.62%	0.70%	1.80%	–0.53%	11.60%
Goldman Sachs Strategic Growth	4,898	$10.07	$23.12	$88,430	0.12%	0.70%	1.80%	3.41%	7.91%
Goldman Sachs Mid Cap Value	1,977	$15.70	$16.65	$31,995	1.02%	0.70%	1.80%	14.08%	15.47%
Calvert Small Cap Growth	81	$13.61	$14.69	$1,133	0.00%	0.70%	1.80%	–1.02%	0.08%
Calvert VP SRI Balanced	363	$11.95	$15.21	$5,378	1.99%	0.70%	1.80%	6.82%	8.01%
MFS Growth Series IC	874	$9.00	$14.72	$12,473	0.00%	0.70%	1.80%	5.96%	7.14%
MFS Research IC	1,586	$10.72	$14.43	$22,247	0.53%	0.70%	1.80%	8.50%	9.71%
MFS Investors Trust IC	2,354	$10.75	$14.49	$32,585	0.52%	0.70%	1.80%	10.97%	12.21%
MFS Total Return IC	6,217	$15.36	$18.80	$110,254	2.41%	0.70%	1.80%	9.89%	11.11%
MFS New Discovery IC	370	$15.27	$20.23	$7,218	0.00%	0.70%	1.80%	11.19%	12.43%
MFS Utilities IC	753	$19.30	$21.40	$15,747	2.04%	0.70%	1.80%	28.91%	30.35%
MFS Investors Growth Stock IC	1,316	$6.46	$6.94	$8,736	0.00%	0.70%	1.80%	5.65%	6.83%
MFS Growth Series SC	86	$8.92	$14.58	$977	0.00%	0.70%	1.80%	0.87%	6.97%
MFS Research SC	58	$10.62	$14.30	$754	0.30%	0.70%	1.80%	5.35%	9.54%
MFS Investors Trust SC	204	$10.66	$14.37	$2,585	0.25%	0.70%	1.80%	7.30%	12.02%
MFS Total Return SC	4,091	$12.43	$18.62	$59,810	2.05%	0.70%	1.80%	7.69%	10.96%
MFS New Discovery SC	106	$12.24	$20.05	$1,600	0.00%	0.70%	1.80%	1.37%	12.26%
MFS Utilities SC	353	$19.02	$21.20	$6,869	1.63%	0.70%	1.80%	22.72%	30.18%
MFS Investors Growth Stock SC	230	$6.40	$12.22	$1,766	0.00%	0.70%	1.80%	3.51%	6.66%
Oppenheimer Money Fund/VA	11,077	$1.15	$10.68	$18,568	4.52%	0.70%	1.80%	2.82%	4.10%
Oppenheimer Small & Mid Cap Fund/VA	681	$10.39	$15.44	$10,263	0.00%	0.70%	1.80%	1.11%	2.24%
Oppenheimer Capital Appreciation Fund/VA	2,320	$11.94	$17.78	$38,027	0.39%	0.70%	1.80%	6.01%	7.20%
Oppenheimer Main Street Fund/VA	3,090	$11.35	$15.10	$44,580	1.20%	0.70%	1.80%	12.96%	14.22%
Oppenheimer Global Strategic Income Fund/VA	3,755	$15.34	$16.07	$59,200	4.50%	0.70%	1.80%	5.56%	6.74%
Oppenheimer Global Securites Fund/VA	1,495	$20.82	$26.59	$37,401	1.02%	0.70%	1.80%	15.58%	16.87%
Oppenheimer High Income Fund/VA	862	$13.56	$14.34	$12,136	7.71%	0.70%	1.80%	7.46%	8.66%
Oppenheimer Small & Mid Cap Fund/VA SC	59	$10.29	$15.30	$763	0.00%	0.70%	1.80%	–3.15%	2.09%
Oppenheimer Capital Appreciation Fund/VA SC	587	$11.84	$17.63	$7,559	0.16%	0.70%	1.80%	2.63%	7.04%
Oppenheimer Main Street Fund/VA SC	406	$11.26	$14.98	$5,461	0.87%	0.70%	1.80%	7.87%	14.07%
Oppenheimer Global Strategic Income Fund/VA SC	1,219	$11.46	$15.91	$16,795	3.40%	0.70%	1.80%	4.42%	6.59%
Oppenheimer Global Securites Fund/VA SC	1,628	$15.42	$26.39	$29,055	0.65%	0.70%	1.80%	6.76%	16.66%
Oppenheimer High Income Fund/VA SC	434	$11.66	$14.20	$5,658	7.10%	0.70%	1.80%	5.49%	8.57%
Van Eck Global Hard Asset	19	$31.51	$34.17	$635	0.07%	0.70%	1.80%	22.26%	23.62%
Van Eck VIP Real Estate	28	$30.29	$31.85	$861	1.65%	0.70%	1.80%	28.57%	30.00%
Invesco Van Kampen VI Capital Growth	4,381	$4.57	$4.92	$20,761	0.00%	0.70%	1.80%	1.01%	2.14%
Van Kampen Enterprise	3,565	$5.93	$6.38	$21,909	0.45%	0.70%	1.80%	5.16%	6.33%
Invesco Van Kampen VI Comstock	8,733	$17.19	$18.49	$155,778	1.48%	0.70%	1.80%	14.20%	15.47%
Invesco Van Kampen VI Growth & Income	10,080	$15.02	$16.15	$156,993	1.19%	0.70%	1.80%	14.15%	15.42%
Invesco Van Kampen VI Mid-Cap Growth II	569	$5.29	$13.30	$3,583	0.00%	0.70%	1.80%	–5.34%	4.30%
Invesco Van Kampen VI Equity and Income II	6,960	$13.16	$15.00	$99,719	1.15%	0.70%	1.80%	7.95%	11.90%
Invesco Van Kampen VI Government II	1,686	$10.35	$11.01	$18,046	3.81%	0.70%	1.80%	1.26%	4.13%
Invesco Van Kampen VI Capital Growth II	1,049	$4.53	$11.92	$5,981	0.00%	0.70%	1.80%	–3.51%	2.01%
Van Kampen Enterprise II	908	$5.87	$12.25	$6,655	0.18%	0.70%	1.80%	1.89%	6.13%
Invesco Van Kampen VI Comstock II	7,811	$13.67	$18.33	$125,427	1.16%	0.70%	1.80%	10.18%	15.35%
Invesco Van Kampen VI Growth & Income II	4,290	$14.23	$16.00	$65,091	0.88%	0.70%	1.80%	9.62%	15.28%
Lord Abbett Growth & Income	15,459	$13.40	$14.15	$213,503	1.27%	0.70%	1.80%	7.86%	16.57%
Lord Abbett Bond Debenture	9,316	$11.45	$14.21	$125,851	5.93%	0.70%	1.80%	5.51%	8.67%
Lord Abbett Mid Cap Value	10,549	$14.27	$15.45	$158,160	0.52%	0.70%	1.80%	7.63%	11.56%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2006				For the Year Ended December 31, 2006
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Lord Abbett Growth Opportunities	1,084	$12.23	$14.32	$14,741	0.00%	0.70%	1.80%	–1.70%	7.25%
Lord Abbett Capital Structure	4,088	$13.41	$16.14	$61,270	2.68%	0.70%	1.80%	9.24%	13.87%
Fidelity Index 500 Portfolio SC2	122	$11.00	$13.33	$1,568	1.00%	0.70%	1.80%	8.66%	14.23%
Fidelity Growth Portfolio SC2	51	$10.15	$11.97	$571	0.08%	0.70%	1.80%	1.07%	5.46%
Fidelity Contrafund Portfolio SC2	896	$10.47	$14.76	$10,423	1.54%	0.70%	1.80%	2.74%	10.27%
Fidelity Mid Cap SC2	326	$10.14	$16.38	$4,112	0.06%	0.70%	1.80%	–1.78%	11.23%
Fidelity Equity Income SC2	141	$11.33	$14.31	$1,781	3.60%	0.70%	1.80%	10.19%	18.67%
Fidelity Investment Grade Bonds SC2	233	$10.40	$10.93	$2,493	1.85%	0.70%	1.80%	2.58%	4.69%
Franklin Flex Cap Growth Securities	62	$9.95	$10.03	$623	0.00%	0.70%	1.80%	0.17%	0.88	%(a)
Franklin Income Securities	1,563	$11.26	$11.34	$17,694	0.56%	0.70%	1.80%	10.93%	11.72	%(a)
Franklin Rising Dividend Securities	324	$10.94	$11.03	$3,568	0.25%	0.70%	1.80%	7.52%	8.28	%(a)
Franklin Small-Mid Cap Growth Securities	91	$9.91	$9.99	$906	0.00%	0.70%	1.80%	–0.38%	0.33	%(a)
Templeton Foreign Securities	411	$11.24	$11.32	$4,647	0.33%	0.70%	1.80%	8.32%	9.09	%(a)
Templeton Growth Securities	1,248	$11.41	$11.50	$14,321	0.21%	0.70%	1.80%	10.40%	11.18	%(a)
Mutual Shares Securities	1,735	$11.05	$11.14	$19,290	0.24%	0.70%	1.80%	9.04%	9.81	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the redemption of uniots; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)  Start date May 1, 2006

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

7.  EXPENSES

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range
Mortality and Expense Risk Charge To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is deducted through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.	0.50	% - 1.65%

Administrative Charge An annual fee is assessed to reimburse Protective Life for expenses incurred in the administration of the contract and the Separate Account. The charge is assessed through the reduction of unit values.	0.10	% - 0.15%

Contract Maintenance Fee
This annual charge is assessed through the redemption of units and is waived when the account value or purchase payments less surrenders and associated surrender charges equals or exceeds $50,000.	$0 - $35

Surrender Charge (Contingent Deferred Sales Charge) This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.	0.00	% - 8.50%

Transfer Fee Currently there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year as a redemption of units.	$25

Optional Benefit Fee
Optional benefits may be elected by policyholders. These benefits include death benefits and living benefits. The fees for such benefits are deducted monthly and assessed through redemption of units. These fees are calculated on either a "Benefit Base" basis, an "Asset Base"basis, or a "Net Amount at Risk" basis.	0.10% - 1.70% on Benefit Base 0.15% - 0.45% on Asset Base $0.25034 per $1000 - $18.93618 per $1000 on Net Amount at Risk.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2010

8.  RELATED PARTY TRANSACTIONS

Contract owners' net payments represent premiums received from policyholders less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the contract.

Protective Life offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding approximated $27,000 at December 31, 2010.

9.  SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2010, and through the financial statement issuance date. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Share Owner of
Protective Life Insurance Company:

In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Protective Life Insurance Company and its subsidiaries (the "Company") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting related to the consolidation of variable interest entities effective January 1, 2010. Additionally, the Company changed its method of accounting for the recognition and presentation of other-than-temporary-impairments effective January 1, 2009, and the Company changed its measurement and disclosures related to the determination of fair value effective January 1, 2008.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Birmingham, Alabama
March 30, 2011

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

	For The Year Ended December 31,
	2010	2009	2008
	(Dollars In Thousands)
Revenues
Premiums and policy fees	$2,609,357	$2,674,680	$2,679,449
Reinsurance ceded	(1,380,712)	(1,509,036)	(1,568,770)
Net of reinsurance ceded	1,228,645	1,165,644	1,110,679
Net investment income	1,624,845	1,603,063	1,618,214
Realized investment gains (losses):
Derivative financial instruments	(144,438)	(176,880)	116,592
All other investments	158,420	303,709	(280,667)
Other-than-temporary impairment losses	(74,970)	(227,587)	(311,579)
Portion of loss recognized in other comprehensive income (before taxes)	33,606	47,696	—
Net impairment losses recognized in earnings	(41,364)	(179,891)	(311,579)
Other income	110,876	212,443	85,092
Total revenues	2,936,984	2,928,088	2,338,331
Benefits and expenses
Benefits and settlement expenses, net of reinsurance ceded: (2010 — $1,283,054; 2009 — $1,430,621; 2008 — $1,492,392)	2,076,392	1,960,046	1,961,737
Amortization of deferred policy acquisition costs and value of business acquired	189,255	320,357	206,497
Other operating expenses, net of reinsurance ceded: (2010 — $205,299; 2009 — $212,393; 2008 — $221,143)	284,070	222,651	256,470
Total benefits and expenses	2,549,717	2,503,054	2,424,704
Income (loss) before income tax	387,267	425,034	(86,373)
Income tax expense (benefit)
Current	6,544	(55,885)	7,798
Deferred	122,485	203,448	(40,013)
Total income tax expense (benefit)	129,029	147,563	(32,215)
Net income (loss)	$258,238	$277,471	$(54,158)

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

	As of December 31,
	2010	2009
	(Dollars In Thousands)
Assets
Fixed maturities, at fair value (amortized cost: 2010 — $23,967,656; 2009 — $23,190,949)	$24,644,187	$22,795,260
Equity securities, at fair value (cost: 2010 — $307,971; 2009 — $240,764)	317,255	235,124
Mortgage loans (2010 includes: $934,655 related to securitizations)	4,883,400	3,870,587
Investment real estate, net of accumulated depreciation (2010 — $767; 2009 — $615)	7,196	7,347
Policy loans	793,448	794,276
Other long-term investments	283,002	216,189
Short-term investments	349,245	1,039,947
Total investments	31,277,733	28,958,730
Cash	236,998	162,858
Accrued investment income	322,351	280,467
Accounts and premiums receivable, net of allowance for uncollectible amounts (2010 — $4,295; 2009 — $5,130)	42,544	44,786
Reinsurance receivables	5,504,291	5,239,852
Deferred policy acquisition costs and value of business acquired	3,822,572	3,625,271
Goodwill	89,970	93,068
Property and equipment, net of accumulated depreciation (2010 — $128,437; 2009 — $121,948)	38,597	35,823
Other assets	399,205	402,062
Income tax receivable	37,628	122,208
Assets related to separate accounts
Variable annuity	5,170,193	2,948,457
Variable universal life	534,219	316,007
Total Assets	$47,476,301	$42,229,589
Liabilities
Future policy benefits and claims	$18,530,265	$17,326,759
Unearned premiums	1,141,925	1,176,422
Total policy liabilities and accruals	19,672,190	18,503,181
Stable value product account balances	3,076,233	3,581,150
Annuity account balances	10,591,605	9,911,040
Other policyholders' funds	577,924	514,952
Other liabilities	834,274	644,663
Mortgage loan backed certificates	61,678	—
Deferred income taxes	1,035,173	577,349
Non-recourse funding obligations	1,360,800	1,555,000
Liabilities related to separate accounts
Variable annuity	5,170,193	2,948,457
Variable universal life	534,219	316,007
Total liabilities	42,914,289	38,551,799
Commitments and contingencies — Note 12
Shareowners' equity
Preferred Stock; $1 par value, shares authorized: 2,000; Liquidation preference: $2,000	2	2
Common Stock, $1 par value, shares authorized and issued: 2010 and 2009 — 5,000,000	5,000	5,000
Additional paid-in-capital	1,361,734	1,361,734
Retained earnings	2,852,032	2,579,504
Accumulated other comprehensive income (loss):
Net unrealized (losses) on investments, net of income tax: (2010 — $196,358; 2009 — $(118,243))	364,664	(219,121)
Net unrealized (losses) gains relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2010 — $(5,179); 2009 — $(16,694))	(9,618)	(31,002)
Accumulated (loss) — hedging, net of income tax: (2010 — $(6,355); 2009 — $(10,182))	(11,802)	(18,327)
Total shareowner's equity	4,562,012	3,677,790
Total liabilities and shareowners' equity	$47,476,301	$42,229,589

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHAREOWNER'S EQUITY

						Accumulated Other Comprehensive Income (Loss)
	Preferred Stock	Common Stock	Additional Paid-In- Capital	Note Receivable From PLC ESOP	Retained Earnings	Net Unrealized Gains / (Losses) on Investments	Accumulated Gain / (Loss) Derivatives	Total Share- owner's Equity
	(Dollars In Thousands)
Balance, December 31, 2007	$2	$5,000	$1,120,996	$(1,445)	$2,354,721	$(45,255)	$(12,222)	$3,421,797
Net loss for 2008					(54,158)			(54,158)
Change in net unrealized gains/ losses on investments (net of income tax — $(940,699))						(1,715,790)		(1,715,790)
Reclassification adjustment for amounts included in net income (net of income tax — $107,868)						196,221		196,221
Change in accumulated gain (loss) derivatives (net of income tax — $(20,085))							(36,135)	(36,135)
Reclassification adjustment for derivative amounts included in net income (net of income tax — $877)							1,595	1,595
Comprehensive loss for 2008								(1,608,267)
Capital contributions			105,738					105,738
Cumulative effect adjustments					1,470			1,470
Decrease in note receivable from PLC ESOP				592				592
Balance, December 31, 2008	$2	$5,000	$1,226,734	$(853)	$2,302,033	$(1,564,824)	$(46,762)	$1,921,330
Net income for 2009					277,471			277,471
Change in net unrealized gains/ losses on investments (net of income tax — $683,454)						1,241,296		1,241,296
Reclassification adjustment for investment amounts included in net income (net of income tax — $56,325)						104,407		104,407
Change in net unrealized gains/ losses relating to other-than- temporary impaired investments for which a a portion has been recognized in earnings (net of income tax — $(16,694))						(31,002)		(31,002)
Change in accumulated gain (loss) derivatives (net of income tax — $15,502)							27,904	27,904
Reclassification adjustment for derivative amounts included in net income (net of income tax — $295)							531	531
Comprehensive income for 2009								1,620,607
Capital contributions			135,000					135,000
Decrease in note receivable from PLC ESOP				853				853
Balance, December 31, 2009	$2	$5,000	$1,361,734	$—	$2,579,504	$(250,123)	$(18,327)	$3,677,790

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHAREOWNER'S EQUITY

						Accumulated Other Comprehensive Income (Loss)
	Preferred Stock	Common Stock	Additional Paid-In- Capital	Note Receivable From PLC ESOP	Retained Earnings	Net Unrealized Gains / (Losses) on Investments	Accumulated Gain / (Loss) Derivatives	Total Share- owner's Equity
	(Dollars In Thousands)
Balance, December 31, 2009	$2	$5,000	$1,361,734	$—	$2,579,504	$(250,123)	$(18,327)	$3,677,790
Net income for 2010					258,238			258,238
Change in net unrealized gains/ losses on investments (net of income tax — $320,552)						594,774		594,774
Reclassification adjustment for investment amounts included in net income (net of income tax — $(5,951)						(10,989)		(10,989)
Change in net unrealized gains/ losses relating to other-than- temporary impaired investments for which a a portion has been recognized in earnings (net of income tax — $11,515)						21,384		21,384
Change in accumulated gain (loss) derivatives (net of income tax — $4,441)							7,630	7,630
Reclassification adjustment for derivatives amounts included in net income (net of income tax — $(614))							(1,105)	(1,105)
Comprehensive income for 2010								869,932
Capital contributions								—
Cumulative effect adjustments					14,290			14,290
Balance, December 31, 2010	$2	$5,000	$1,361,734	$—	$2,852,032	$355,046	$(11,802)	$4,562,012

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For The Year Ended December 31,
	2010	2009	2008
	(Dollars In Thousands)
Cash flows from operating activities
Net income (loss)	$258,238	$277,471	$(54,158)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment losses (gains)	27,382	53,062	475,654
Amortization of deferred policy acquisition costs and value of business acquired	189,255	320,357	206,497
Capitalization of deferred policy acquisition costs	(446,560)	(397,963)	(383,611)
Depreciation expense	8,931	7,712	10,584
Deferred income tax	85,483	65,703	59,223
Accrued income tax	84,580	(43,724)	61,609
Interest credited to universal life and investment products	972,806	993,245	1,043,676
Policy fees assessed on universal life and investment products	(611,917)	(586,842)	(575,128)
Change in reinsurance receivables	(223,843)	(64,624)	(141,480)
Change in accrued investment income and other receivables	(22,567)	(1,197)	33,057
Change in policy liabilities and other policyholders' funds of traditional life and health products	341,104	242,165	361,934
Trading securities:
Maturities and principal reductions of investments	355,831	562,758	443,941
Sale of investments	730,385	908,466	1,329,350
Cost of investments acquired	(963,403)	(856,223)	(1,763,347)
Other net change in trading securities	(25,520)	(144,838)	(38,217)
Change in other liabilities	(17,981)	(122,113)	(79,671)
Other income — surplus note repurchase	(5,377)	(132,262)	—
Other, net	(47,319)	125,661	(197,594)
Net cash provided by operating activities	689,508	1,206,814	792,319
Cash flows from investing activities
Maturities and principal reductions of investments, available-for-sale	2,053,359	2,388,691	1,874,173
Sale of investments, available-for-sale	3,421,590	1,665,127	2,885,176
Cost of investments acquired, available-for-sale	(6,384,981)	(4,495,508)	(5,664,258)
Mortgage loans:
New borrowings	(338,598)	(288,764)	(894,528)
Repayments	351,891	256,189	328,006
Change in investment real estate, net	151	293	509
Change in policy loans, net	31,663	16,657	7,347
Change in other long-term investments, net	(71,148)	(54,126)	41,674
Change in short-term investments, net	695,506	118,167	(112,407)
Net unsettled security transactions	(340)	14,797	(3,819)
Purchase of property and equipment	(10,636)	(8,408)	(6,749)
Sales of property and equipment	40	—	408
Payments for business acquisitions	(348,288)	—	—
Net cash used in investing activities	(599,791)	(386,885)	(1,544,468)
Cash flows from financing activities
Issuance (repayment) of non-recourse funding obligations	(194,200)	850,000	130,000
Payments to retire non-recourse funding obligations	—	(667,738)	—
Capital contributions	—	135,000	13,010
Investments product deposits and change in universal life deposits	3,635,447	2,590,081	5,287,343
Investment product withdrawals	(3,477,430)	(3,675,247)	(4,588,354)
Other financing activities, net	20,606	(16,976)	(68,548)
Net cash (used in) provided by financing activities	(15,577)	(784,880)	773,451
Change in cash	74,140	35,049	21,302
Cash at beginning of period	162,858	127,809	106,507
Cash at end of period	$236,998	$162,858	$127,809

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BASIS OF PRESENTATION

Basis of Presentation

Protective Life Insurance Company (the "Company"), a stock life insurance company, was founded in 1907. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose common stock is traded on the New York Stock Exchange "PL". The Company provides financial services through the production, distribution, and administration of insurance and investment products. The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts. The Company also maintains a separate division devoted to the acquisition of insurance policies from other companies.

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 19, Statutory Reporting Practices and Other Regulatory Matters).

The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

Reclassifications

Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or shareowner's equity.

Entities Included

The consolidated financial statements include the accounts of Protective Life Insurance Company and its affiliate companies in which we hold a majority voting or economic interest. Intercompany balances and transactions have been eliminated.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs ("DAC") and amortization periods, goodwill recoverability, value of business acquired ("VOBA"), investment fair values and other-than-temporary impairments, future policy benefits, pension and other postretirement benefits, provision for income taxes, reserves for contingent liabilities, reinsurance risk transfer assessments, and reserves for losses in connection with unresolved legal matters.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Significant Accounting Policies

Valuation of investment securities

The fair value for fixed maturity, short term, and equity securities, is determined by management after considering and evaluating one of three primary sources of information: third party pricing services, independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, any remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and rates of prepayments. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of other asset-backed securities, collateralized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and rates of prepayments previously experienced at the interest rate levels projected for the underlying collateral. The basis for the cost of securities sold was determined at the Committee on Uniform Securities Identification Procedures ("CUSIP") level. The committee supplies a unique nine-character identification, called a CUSIP number, for each class of security approved for trading in the U.S., to facilitate clearing and settlement. These numbers are used when any buy and sell orders are recorded.

Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company's intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance, collateral position, and continued viability of the issuer are significant measures considered, and in some cases, an analysis regarding the Company's expectations for recovery of the security's entire amortized cost basis through the receipt of future cash flows is performed. Once a determination has been made that a specific other-than-temporary impairment exists, the security's basis is adjusted and an other-than-temporary impairment is recognized. Equity securities that are other-than-temporarily impaired are written down to fair value with a realized loss recognized in earnings. Other-than-temporary impairments to debt securities that the Company does not intend to sell and does not expect to be required to sell before recovering the security's amortized cost are written down to discounted expected future cash flows ("post impairment cost") and credit losses are recorded in earnings. The difference between the securities' discounted expected future cash flows and the fair value of the securities is recognized in other comprehensive income (loss) as a non-credit portion of the recognized other-than-temporary impairment. When calculating the post impairment cost for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and other asset-backed securities, the Company considers all known market data related to cash flows to estimate future cash flows. When calculating the post impairment cost for corporate debt securities,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

the Company considers all contractual cash flows to estimate expected future cash flows. To calculate the post impairment cost, the expected future cash flows are discounted at the original purchase yield. Debt securities that the Company intends to sell or expects to be required to sell before recovery are written down to fair value with the change recognized in earnings.

During the year ended December 31, 2010, the Company recorded other-than-temporary impairments of investments of $75.0 million. Of the $75.0 million of impairments for the year ended December 31, 2010, $41.4 million was recorded in earnings and $33.6 million was recorded in other comprehensive income (loss). For more information on impairments, refer to Note 4, Investment Operations.

Cash

Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. As a result of the Company's cash management system, checks issued but not presented to banks for payment may create negative book cash balances. Such negative balances are included in other liabilities and were $24.9 million and $4.3 million as of December 31, 2010 and 2009, respectively. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.

Deferred Policy Acquisition Costs

The costs that vary with and are primarily related to the production of new business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products. DAC are subject to recoverability testing at the end of each accounting period. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization.

Based on the Accounting Standards Codification ("ASC" or "Codification") Financial Services-Insurance Topic, the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits, currently 1.5% to 12.5%) the Company expects to experience in future periods. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, using guidance from ASC Investments-Debt and Equity Securities Topic, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with our universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

Value of Businesses Acquired

In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies or investment contracts. This intangible asset, called VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company amortizes VOBA in proportion to gross premiums for traditional life products and in proportion to expected gross profits ("EGPs") for interest sensitive products, including accrued interest credited to account balances of up to approximately 7.05%.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Property and Equipment

The Company reports land, buildings, improvements, and equipment at cost, including interest capitalized during any acquisition or development period, less accumulated depreciation. The Company depreciates its assets using the straight-line method over the estimated useful lives of the assets. The Company's home office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

Property and equipment consisted of the following:

	As of December 31,
	2010	2009
	(Dollars In Thousands)
Home office building	$62,585	$56,721
Data processing equipment	54,247	51,945
Other, principally furniture and equipment	50,202	49,105
	167,034	157,771
Accumulated depreciation	(128,437)	(121,948)
Total property and equipment	$38,597	$35,823

Separate Accounts

The separate account assets represent funds for which the Company does not bear the investment risk. These assets are carried at fair value and are equal to the separate account liabilities, which represent the policyholder's equity in those assets. These amounts are reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying consolidated statements of income (loss).

Stable Value Product Account Balances

The Company sells guaranteed funding agreements ("GFAs") to special purpose entities that in turn issue notes or certificates in smaller, transferable denominations. During 2003, the Company registered a funding agreement-backed notes program with the United States Securities and Exchange Commission (the "SEC"). Through this program, the Company was able to offer notes to both institutional and retail investors. As a result of the strong sales of these notes since their introduction in 2003, the amount available under this program was increased by $4 billion in 2005 through a second registration. In February of 2009, the Company updated the second registration in accordance with applicable SEC rules and such updated registration provides for the sale of the unsold portion of notes previously registered under the program. The segment's funding agreement-backed notes complement the Company's overall asset/liability management in that the terms of the funding agreements may be tailored to the needs of PLICO as the seller of the funding agreements, as opposed to solely meeting the needs of the buyer.

In addition, the Company markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans, and fixed and floating rate funding agreements to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. The segment also issues

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

funding agreements to the Federal Home Loan Bank ("FHLB"). GICs are contracts that specify a return on deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Stable value product account balances include GICs and funding agreements the Company has issued. As of December 31, 2010 and 2009, the Company had $1.7 billion and $2.5 billion, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements the Company has written have maturities of one to ten years. As of December 31, 2010, future maturities of stable value products were as follows:

Year of Maturity	Amount
	(Dollars In Millions)
2011	$872.0
2012-2013	1,192.9
2014-2015	650.5	(1)
Thereafter	360.8	(2)

(1)  Includes $5.7 million of contracts that will be called in 2011.

(2)  Includes $224.9 million of contracts that will be called in 2011.

Derivative Financial Instruments

The Company records its derivative instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship in accordance with GAAP. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge related to foreign currency exposure. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss realized on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period during which the hedged transaction impacts earnings. The remaining gain or loss on these derivatives is recognized as ineffectiveness in current earnings during the period of the change. For derivatives that are designated and qualify as fair value hedges, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings during the period of change in fair values. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis. The Company accounts for changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "realized investment gains (losses) — derivative financial instruments". For additional information, see Note 21, Derivative Financial Instruments.

Insurance liabilities and reserves

Establishing an adequate liability for the Company's obligations to policyholders requires the use of certain assumptions. Estimating liabilities for future policy benefits on life and health insurance products requires the use of assumptions relative to future investment yields, mortality, morbidity, persistency, and other assumptions based on the Company's historical experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Determining liabilities for the Company's property and casualty insurance products also requires the use of assumptions, including the projected levels of used vehicle prices, the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

frequency and severity of claims, and the effectiveness of internal processes designed to reduce the level of claims. The Company's results depend significantly upon the extent to which its actual claims experience is consistent with the assumptions the Company used in determining its reserves and pricing its products. The Company's reserve assumptions and estimates require significant judgment and, therefore, are inherently uncertain. The Company cannot determine with precision the ultimate amounts that it will pay for actual claims or the timing of those payments.

Guaranteed minimum withdrawal benefits

The Company also establishes liabilities for guaranteed minimum withdrawal benefits ("GMWB") on its variable annuity products. The GMWB is valued in accordance with FASB guidance under the ASC Derivatives and Hedging Topic which utilizes the valuation technique prescribed by the ASC Fair Value Measurements and Disclosures Topic, which requires the liability to be marked-to-market using current implied volatilities for the equity indices. The methods used to estimate the liabilities employ assumptions about mortality, lapses, policyholder behavior, equity market returns, interest rates, and market volatility. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. In the second quarter of 2010, the assumption for long term volatility used for projection purposes was updated to reflect recent market conditions. As of December 31, 2010, our net GMWB liability held was $19.6 million.

Goodwill

Accounting for goodwill requires an estimate of the future profitability of the associated lines of business to assess the recoverability of the capitalized acquisition goodwill. The Company evaluates the carrying value of goodwill at the segment (or reporting unit) level at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: 1) a significant adverse change in legal factors or in business climate, 2) unanticipated competition, or 3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compared its estimate of the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The Company utilizes a fair value measurement (which includes a discounted cash flows analysis) to assess the carrying value of the reporting units in consideration of the recoverability of the goodwill balance assigned to each reporting unit as of the measurement date. The Company's material goodwill balances are attributable to its operating segments (which are considered to be reporting units). The cash flows used to determine the fair value of the Company's reporting units are dependent on a number of significant assumptions. The Company's estimates, which consider a market participant view of fair value, are subject to change given the inherent uncertainty in predicting future results and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, capital limitations, new product introductions, and specific industry and market conditions. Additionally, the discount rate used is based on the Company's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows. As of December 31, 2010 and 2009, the Company performed its annual evaluation of goodwill and determined that no adjustment to impair goodwill was necessary. As of December 31, 2010, we had goodwill of $90.0 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the marking to market value of investment assets, the deferral of policy acquisition costs, and the provision for future policy benefits and expenses.

The Company analyzes whether it needs to establish a valuation allowance on each of its deferred tax assets. In performing this analysis, the Company first considers the need for a valuation allowance on each separate deferred tax asset. Ultimately, it analyzes this need in the aggregate in order to prevent the double-counting of expected future taxable income in each of the foregoing separate analyses.

The Company's tax returns, except for Protective Life Insurance Company of New York which files separately, are included in PLC's consolidated U.S. income tax return.

Policyholder Liabilities, Revenues and Benefits Expense

Traditional Life, Health, and Credit Insurance Products

Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance policies, limited payment life insurance policies, and certain annuities with life contingencies. Traditional life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and VOBA. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2010, range from approximately 4% to 7%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to us and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Activity in the liability for unpaid claims for life and health insurance is summarized as follows:

	As of December 31,
	2010	2009	2008
	(Dollars In Thousands)
Balance beginning of year	$299,396	$218,571	$237,669
Less: reinsurance	148,479	111,451	113,011
Net balance beginning of year	150,917	107,120	124,658
Incurred related to:
Current year	471,039	471,408	381,146
Prior year	35,555	36,230	50,123
Total incurred	506,594	507,638	431,269
Paid related to:
Current year	457,511	411,699	396,438
Prior year	56,961	52,142	52,289
Total paid	514,472	463,841	448,727
Other changes:
Acquisition and reserve transfers	—	—	(80)
Net balance end of year	143,039	150,917	107,120
Add: reinsurance	156,932	148,479	111,451
Balance end of year	$299,971	$299,396	$218,571

Universal Life and Investment Products

Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 2.25% to 8.75% and investment products ranged from 1.0% to 10.0% in 2010.

The Company's accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.

The Company establishes liabilities for guaranteed minimum death benefits ("GMDB") on its variable annuity products. The methods used to estimate the liabilities employ assumptions about mortality and the performance of equity markets. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Future declines in the equity market would increase the Company's GMDB liability. Differences between the actual experience and the assumptions used

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

result in variances in profit and could result in losses. Our GMDB as of December 31, 2010, are subject to a dollar-for-dollar reduction upon withdrawal of related annuity deposits on contracts issued prior to January 1, 2003. As of December 31, 2010, the GMDB was $6.4 million.

The Company also establishes liabilities for GMWB on its variable annuity products. The methods used to estimate the liabilities employ assumptions about mortality, lapses, policyholder behavior, equity market returns, interest rates, and market volatility. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. As of December 31, 2010, the net GMWB liability balance was $19.6 million.

Property and Casualty Insurance Products

Property and casualty insurance products include service contract business, surety bonds, residual value insurance, guaranteed asset protection ("GAP"), credit-related coverages, and inventory protection products. Premiums for service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of the contract on a pro-rata basis. Fee income from providing administrative services is recognized as earned when the related services are performed. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date. The case basis reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

Reinsurance

The Company uses reinsurance extensively in certain of its segments. The following summarizes some of the key aspects of the Company's accounting policies for reinsurance.

Reinsurance Accounting Methodology — The Company accounts for reinsurance under the ASC Financial Services-Insurance Topic.

The Company's traditional life insurance products are subject to requirements under the ASC Financial Services-Insurance Topic and the recognition of the impact of reinsurance costs on the Company's financial statements is in line with the requirements of that standard. Ceded premiums are treated as an offset to direct premium and policy fee revenue and are recognized when due to the assuming company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable financial reporting period. Expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances is treated as an offset to direct amortization of DAC or VOBA. Amortization of deferred expense allowances is calculated as a level percentage of expected premiums in all durations given expected future lapses and mortality and accretion due to interest.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

The Company's short duration insurance contracts (primarily issued through the Asset Protection segment) are also subject to requirements under the ASC Financial Services-Insurance Topic and the recognition of the impact of reinsurance costs on the Company's financial statements are in line with the requirements of that standard. Reinsurance allowances include such acquisition costs as commissions and premium taxes. A ceding fee is also collected to cover other administrative costs and profits for the Company. Reinsurance allowances received are capitalized and charged to expense in proportion to premiums earned. Ceded unamortized acquisition costs are netted with direct unamortized acquisition costs in the balance sheet.

The Company's universal life ("UL"), variable universal life, bank-owned life insurance ("BOLI"), and annuity products are subject to requirements under the ASC Financial Services-Insurance Topic and the recognition of the impact of reinsurance costs on the Company's financial statements are in line with the requirements of that standard. Ceded premiums and policy fees reduce premiums and policy fees recognized by the Company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable valuation period. Commission and expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances are amortized based on future expected gross profits. Assumptions regarding mortality, lapses, and interest rates are continuously reviewed and may be periodically changed. These changes will result in "unlocking" that changes the balance in the ceded deferred acquisition cost and can affect the amortization of DAC and VOBA. Ceded unearned revenue liabilities are also amortized based on expected gross profits. Assumptions are based on the best current estimate of expected mortality, lapses and interest spread.

Reinsurance Allowances — The amount and timing of reinsurance allowances (both first year and renewal allowances) are contractually determined by the applicable reinsurance contract and may or may not bear a relationship to the amount and incidence of expenses actually paid by the ceding company. Many of the Company's reinsurance treaties do, in fact, have ultimate renewal allowances that exceed the direct ultimate expenses. Additionally, allowances are intended to reimburse the ceding company for some portion of the ceding company's commissions, expenses, and taxes. As a result, first year expenses paid by the Company may be higher than first year allowances paid by the reinsurer, and reinsurance allowances may be higher in later years than renewal expenses paid by the Company.

The Company recognizes allowances according to the prescribed schedules in the reinsurance contracts, which may or may not bear a relationship to actual expenses incurred by the Company. A portion of these allowances is deferred while the non-deferrable allowances are recognized immediately as a reduction of other operating expenses. The Company's practice is to defer reinsurance allowances in excess of the ultimate allowance. This practice is consistent with the Company's practice of capitalizing direct expenses. While the recognition of reinsurance allowances is consistent with GAAP, in some cases non-deferred reinsurance allowances may exceed non-deferred direct costs, which may cause net other operating expenses to be negative.

Ultimate reinsurance allowances are defined as the lowest allowance percentage paid by the reinsurer in any policy duration over the lifetime of a universal life policy (or through the end of the level term period for a traditional life policy). Ultimate reinsurance allowances are determined by the reinsurer and set by the individual contract of each treaty during the initial negotiation of each such contract. Ultimate reinsurance allowances and other treaty provisions are listed within each treaty and will differ between agreements since each reinsurance

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

contract is a separately negotiated agreement. The Company uses the ultimate reinsurance allowances set by the reinsurers and contained within each treaty agreement to complete its accounting responsibilities.

Amortization of Reinsurance Allowances — Reinsurance allowances do not affect the methodology used to amortize DAC and VOBA, or the period over which such DAC and VOBA are amortized. Reinsurance allowances offset the direct expenses capitalized, reducing the net amount that is capitalized. The amortization pattern varies with changes in estimated gross profits arising from the allowances. DAC and VOBA on traditional life policies are amortized based on the pattern of estimated gross premiums of the policies in force. Reinsurance allowances do not affect the gross premiums, so therefore they do not impact traditional life amortization patterns. DAC and VOBA on universal life products are amortized based on the pattern of estimated gross profits of the policies in force. Reinsurance allowances are considered in the determination of estimated gross profits, and therefore do impact amortization patterns.

Reinsurance Liabilities — Claim liabilities and policy benefits are calculated consistently for all policies in accordance with GAAP, regardless of whether or not the policy is reinsured. Once the claim liabilities and policy benefits for the underlying policies are estimated, the amounts recoverable from the reinsurers are estimated based on a number of factors including the terms of the reinsurance contracts, historical payment patterns of reinsurance partners, and the financial strength and credit worthiness of reinsurance partners. Liabilities for unpaid reinsurance claims are produced from claims and reinsurance system records, which contain the relevant terms of the individual reinsurance contracts. The Company monitors claims due from reinsurers to ensure that balances are settled on a timely basis. Incurred but not reported claims are reviewed by the Company's actuarial staff to ensure that appropriate amounts are ceded.

The Company analyzes and monitors the credit worthiness of each of its reinsurance partners to minimize collection issues. For newly executed reinsurance contracts with reinsurance companies that do not meet predetermined standards, the Company requires collateral such as assets held in trusts or letters of credit.

Components of Reinsurance Cost — The following income statement lines are affected by reinsurance cost:

Premiums and policy fees ("reinsurance ceded" on the Company's financial statements) represent consideration paid to the assuming company for accepting the ceding company's risks. Ceded premiums and policy fees increase reinsurance cost.

Benefits and settlement expenses include incurred claim amounts ceded and changes in policy reserves. Ceded benefits and settlement expenses decrease reinsurance cost.

Amortization of deferred policy acquisition cost and VOBA reflects the amortization of capitalized reinsurance allowances. Ceded amortization decreases reinsurance cost.

Other expenses include reinsurance allowances paid by assuming companies to the Company less amounts capitalized. Non-deferred reinsurance allowances decrease reinsurance cost.

The Company's reinsurance programs do not materially impact the other income line of the Company's income statement. In addition, net investment income generally has no direct impact on the Company's reinsurance cost. However, it should be noted that by ceding business to the assuming companies, the Company forgoes investment income on the reserves ceded to the assuming companies. Conversely, the assuming companies will receive investment income on the reserves assumed which will increase the assuming companies' profitability on business assumed from the Company.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Accounting Pronouncements Recently Adopted

Accounting Standard Update ("ASU" or "Update") No. 2010-06 — Fair Value Measurements and Disclosures — Improving Disclosures about Fair Value Measurements. In January of 2010, the Financial Accounting Standards Board ("FASB") issued ASU No. 2010-06 — Fair Value Measurements and Disclosures — Improving Disclosures about Fair Value Measurements. This Update provides amendments to Subtopic 820-10 that requires the following new disclosures. 1) A reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. 2) In the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances, and settlements (that is, on a gross basis rather than as one net number).

This Update provides amendments to Subtopic 820-10 that clarifies existing disclosures. 1) A reporting entity should provide fair value measurement disclosures for each class of assets and liabilities. 2) A reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. Those disclosures are required for fair value measurements that fall in either Level 2 or Level 3. This Update also includes conforming amendments to the guidance on employers' disclosures about postretirement benefit plan assets (Subtopic 715-20). The conforming amendments to Subtopic 715-20 change the terminology from major categories of assets to classes of assets and provide a cross reference to the guidance in Subtopic 820-10 on how to determine appropriate classes to present fair value disclosures. This Update is effective for interim and annual reporting periods beginning after December 15, 2009, which the Company adopted for the period ending March 31, 2010, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. This Update did not have a material impact on the Company's consolidated results of operations or financial position.

ASU No. 2009-16 — Transfers and Servicing — Accounting for Transfers of Financial Assets. In December of 2009, the FASB issued ASU No. 2009-16 — Transfers and Services — Accounting for Transfers of Financial Assets. The amendments in this Update incorporate FASB Statement No. 166, Accounting for Transfers of Financial Assets an amendment of SFAS No. 140 into the Accounting Standards Codification ("ASC"). That Statement was issued by the Board on June 12, 2009. This Update enhances the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a continuing interest in transferred financial assets. This Update also eliminates the concept of a qualifying special-purpose entity ("QSPE"), changes the requirements for de-recognition of financial assets, and calls upon sellers of the assets to make additional disclosures. This Update is effective for interim or annual reporting periods beginning after November 15, 2009. This guidance was effective for the Company on January 1, 2010. As of January 1, 2010, the Company held interests in two previous transfers of financial assets to QSPEs, the 2007 Commercial Mortgage Securitization and the 1996 — 1999 Commercial Mortgage Securitization. As part of adoption of this guidance the Company reviewed these entities as part of our consolidation analysis of variable interest entities ("VIEs"). The conclusion of the review was that the former QSPEs should be consolidated by the Company. Please refer to Note 11, Variable Interest Entities for more information. The Company has not transferred any financial assets since the adoption of this standard. The Company will apply this guidance to all future transfers of financial assets.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

ASU No. 2009-17 — Consolidations — Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities. In December of 2009, the FASB issued ASU No. 2009-17 — Consolidations — Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities. The amendments to this Update incorporate FASB Statement No. 167, Amendments to FASB Interpretation No. 46(R) ("SFAS No. 167") into the ASC. SFAS No. 167 was issued by the Board on June 12, 2009. This Statement applies to all investments in VIEs beginning for the Company on January 1, 2010. This analysis will include QSPEs used for securitizations as SFAS No. 166 eliminated the concept of a QSPE which subjects former QSPEs to the provisions of FIN 46(R) as amended by this statement. Based on our review of our December 31, 2009 information, the impact of adoption of ASU No. 2009-17 (SFAS No. 167) resulted in the consolidation of two securitization trusts, the 2007 Commercial Mortgage Securitization and the 1996 — 1999 Commercial Mortgage Securitization. Please refer to Note 11, Variable Interest Entities for more information regarding the consolidation of these two trusts.

ASU No. 2010-20 — Receivables — Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The objective of this Update is to require disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables (loans); how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses. The Update requires several new disclosures regarding the reserve for credit losses and other disclosures related to the credit quality of the Company's mortgage loan portfolio. The Company adopted the new disclosures in this Update for the annual reporting period ending December 31, 2010. Refer to Note 10, Mortgage Loans for additional information.

Accounting Pronouncements Not Yet Adopted

ASU No. 2010-15 — Financial Services — Insurance — How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments. The amendments in this Update clarify that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer's interests. The entity should not combine general account and separate account interests in the same investment when assessing the investment for consolidation. Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The amendments in this Update also provide guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. This Update is effective for fiscal years beginning after December 15, 2010. For the Company this Update will be effective January 1, 2011. This Update did not have a material impact on the Company's consolidated results of operations or financial position.

ASU No. 2010-26 — Financial Services — Insurance — Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The objective of this Update is to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. This Update prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. It defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. This Update also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. This Update is effective for periods beginning after December 15, 2011 and is to be applied prospectively. Early adoption and retrospective application are optional. The Company is currently evaluating the impact this Update will have on our financial position and results of operations.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

ASU No. 2010-28 — Intangibles — Goodwill and Other — When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. The amendments in this Update modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. This Update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. For the Company, this will be January 1, 2011. The Company is evaluating its current goodwill impairment process to ensure it complies with this new guidance.

ASU No. 2010-29 — Business Combinations — Disclosure of Supplementary Pro Forma Information for Business Combinations. This Update does not change current accounting for business combinations, however it clarifies the current guidance regarding pro forma disclosures as well as requires a description of the nature and amount of material, nonrecurring pro forma adjustments to arrive at pro forma revenue and earnings. The amendments in this Update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. For the Company, this will be January 1, 2011.

3.  SIGNIFICANT ACQUISTIONS

On December 31, 2010, the Company completed the acquisition of all of the outstanding stock of United Investors Life Insurance Company ("United Investors"), pursuant to a Stock Purchase Agreement, between the Company, Torchmark Corporation ("Torchmark") and its wholly owned subsidiaries, Liberty National Life Insurance Company ("Liberty National") and United Investors.

This acquisition leverages the Company's experience and capabilities in acquiring closed blocks of business and is consistent with its strategy to augment earnings by deploying excess capital through acquisitions. The business being acquired consists of traditional life, interest sensitive life and variable life insurance products, as well as fixed and variable annuities.

The Company accounted for this transaction under the purchase method of accounting as required by FASB guidance under the ASC Business Combinations topic. This guidance requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The aggregate purchase price for United Investors consists of cash consideration of $342.9 million paid as of the closing date, and an additional payment of $20.4 million was paid to Torchmark in the first quarter of 2011. This additional consideration is based on a final settlement of statutory surplus and other adjustments and is due from the Company within 90 days of the acquisition date of December 31, 2010. An accrual for this amount is included in other liabilities on the Company's consolidated balance sheet.

The amount recorded as the value of business acquired at December 31, 2010, represents the actuarially estimated present value of after-tax future cash flows, adjusted for statutory reserve differences and cost of capital, from the policies acquired through the United Investors acquisition. This amount will be amortized in proportion with the gross premiums or estimated gross profits (as prescribed within the ASC Financial Services-Insurance Topic) of the acquired insurance contracts. See Note 5, Deferred Policy Acquisition Costs and Value of Business Acquired.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  SIGNIFICANT ACQUISTIONS — (Continued)

The following table summarizes the fair values of the net assets acquired as of the acquisition date:

Fair Value as of December 31, 2010
(Dollars In Thousands)
ASSETS
Investments	$786,356
Cash	—
Accrued investment income	12,836
Accounts and premiums receivable, net	2,736
Reinsurance receivable	40,596
Value of business acquired	75,351
Other assets	246
Assets related to separate accounts	770,904
Total assets	1,689,025
LIABILITIES
Policy liabilities and accrual	431,027
Annuity account balances	116,246
Other policyholders' funds	347
Other liabilities	6,493
Liabilities related to separate accounts	770,904
Total liabilities	1,325,017
NET ASSETS ACQUIRED	$364,008

The following (unaudited) pro forma condensed consolidated results of operations assume that the acquisition of United Investors was completed as of January 1, 2009:

	For The Year Ended December 31,
	2010	2009
	(Dollars In Thousands)
Revenue	$3,036,427	$3,015,226
Net income	281,415	288,691

The pro forma information above is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisition been consummated as of that time, nor is it intended to be a projection of future results.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS

Major categories of net investment income are summarized as follows:

	For The Year Ended December 31,
	2010	2009	2008
	(Dollars In Thousands)
Fixed maturities	$1,301,047	$1,302,630	$1,422,364
Equity securities	17,836	20,699	19,041
Mortgage loans	310,988	249,802	238,062
Investment real estate	3,180	3,666	3,771
Short-term investments	77,185	114,026	34,361
	1,710,236	1,690,823	1,717,599
Other investment expenses	85,391	87,760	99,385
Net investment income	$1,624,845	$1,603,063	$1,618,214

For the year ended December 31, 2010, mortgage loan investment income increased $61.2 million. The increase was primarily due to two trusts that were previously part of the CMBS portfolio, but are now included in the Company's mortgage loan portfolio after the adoption of ASU No. 2009-17 in the first quarter of 2010. See Note 11, Variable Interest Entities for additional information.

Net realized investment gains (losses) for all other investments are summarized as follows:

	For The Year Ended December 31,
	2010	2009	2008
	(Dollars In Thousands)
Fixed maturities	$51,816	$4,848	$7,427
Equity securities	6,489	14,311	63
Impairments on fixed maturity securities	(39,550)	(160,319)	(311,579)
Impairments on equity securities	(1,815)	(19,572)	—
Modco trading portfolio	109,399	285,178	(290,831)
Other investments	(9,283)	(628)	2,674
Total realized gains (losses) — investments	$117,056	$123,818	$(592,246)

For the year ended December 31, 2010, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $99.8 million and gross realized losses were $82.6 million, including $41.1 million of impairment losses. The $41.1 million excludes $0.3 million of impairment losses in the trading portfolio for the year ended December 31, 2010.

For the year ended December 31, 2010, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $2.9 billion. The gain realized on the sale of these securities was $99.8 million.

For the year ended December 31, 2010, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $709.6 million. The loss realized on the sale of these securities was $41.5 million. The $41.5 million loss recognized on available-for-sale securities for the year ended December 31, 2010, includes $12.2 million of loss on the sale of certain oil industry holdings. The Company made the decision to sell these securities due to circumstances regarding the oil spill in the Gulf of Mexico. A $3.8 million loss was recognized on the sale of securities of which the issuer was a European financial institution. In addition, a $3.2 million loss

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

was recognized on securities that were sold in anticipation of the issuer entering bankruptcy proceedings. Also included in the $41.5 million loss is a $10.4 million loss due to the exchange of certain holdings as the issuer exited bankruptcy proceedings.

The amortized cost and fair value of the Company's investments classified as available-for-sale as of December 31, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars In Thousands)
2010
Fixed maturities:
Bonds
Residential mortgage-backed securities	$2,632,414	$49,936	$(144,077)	$2,538,273
Commercial mortgage-backed securities	168,483	6,409	(933)	173,959
Other asset-backed securities	877,752	679	(29,664)	848,767
U.S. government-related securities	1,142,805	33,997	(3,071)	1,173,731
Other government-related securities	195,478	5,744	(15)	201,207
States, municipals, and political subdivisions	976,819	8,752	(22,345)	963,226
Corporate bonds	14,997,955	947,935	(176,817)	15,769,073
	20,991,706	1,053,452	(376,922)	21,668,236
Equity securities	296,105	14,527	(5,242)	305,390
Short-term investments	234,958	—	—	234,958
	$21,522,769	$1,067,979	$(382,164)	$22,208,584
2009
Fixed maturities:
Bonds
Residential mortgage-backed securities	$3,753,105	$30,562	$(425,692)	$3,357,975
Commercial mortgage-backed securities	1,013,074	65,583	(91,639)	987,018
Other asset-backed securities	1,140,351	597	(86,221)	1,054,727
U.S. government-related securities	488,488	1,471	(2,997)	486,962
Other government-related securities	403,173	3,807	(609)	406,371
States, municipals, and political subdivisions	351,069	5,740	(6,177)	350,632
Corporate bonds	13,085,287	527,747	(417,861)	13,195,173
	20,234,547	635,507	(1,031,196)	19,838,858
Equity securities	237,552	3,361	(9,001)	231,912
Short-term investments	789,152	—	—	789,152
	$21,261,251	$638,868	$(1,040,197)	$20,859,922

As of December 31, 2010 and 2009, the Company had an additional $3.0 billion and $2.9 billion, respectively, of fixed maturities, $11.9 million and $3.2 million, respectively, of equity securities, and $114.3 million and $250.8 million, respectively, of short-term investments classified as trading securities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

The amortized cost and fair value of available-for-sale fixed maturities as of December 31, 2010, by expected maturity, are shown below. Expected maturities of securities without a single maturity date are allocated based on estimated rates of prepayment that may differ from actual rates of prepayment.

	Amortized Cost	Fair Value
	(Dollars In Thousands)
Due in one year or less	$531,244	$540,158
Due after one year through five years	3,427,759	3,517,221
Due after five years through ten years	6,067,927	6,360,329
Due after ten years	10,964,776	11,250,528
	$20,991,706	$21,668,236

Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company's intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance, collateral position, and continued viability of the issuer are significant measures considered, and in some cases, an analysis regarding the Company's expectations for recovery of the security's entire amortized cost basis through the receipt of future cash flows is performed. Once a determination has been made that a specific other-than-temporary impairment exists, the security's basis is adjusted and an other-than-temporary impairment is recognized. Equity securities that are other-than-temporarily impaired are written down to fair value with a realized loss recognized in earnings. Other-than-temporary impairments to debt securities that the Company does not intend to sell and does not expect to be required to sell before recovering the security's amortized cost are written down to discounted expected future cash flows ("post impairment cost") and credit losses are recorded in earnings. The difference between the securities' discounted expected future cash flows and the fair value of the securities is recognized in other comprehensive income (loss) as a non-credit portion of the recognized other-than-temporary impairment. When calculating the post impairment cost for RMBS, CMBS, and other asset-backed securities, the Company considers all known market data related to cash flows to estimate future cash flows. When calculating the post impairment cost for corporate debt securities, the Company considers all contractual cash flows to estimate expected future cash flows. To calculate the post impairment cost, the expected future cash flows are discounted at the original purchase yield. Debt securities that the Company intends to sell or expects to be required to sell before recovery are written down to fair value with the change recognized in earnings.

During the year ended December 31, 2010, the Company recorded other-than-temporary impairments of investments of $75.0 million. Of the $75.0 million of impairments for the year ended December 31, 2010, $41.4 million was recorded in earnings and $33.6 million was recorded in other comprehensive income (loss). For the year ended December 31, 2010, there was $2.5 million of other-than-temporary impairments related to equity securities. For the year ended December 31, 2010, there was $72.5 million of other-than-temporary impairments related to debt securities. During this period, there was no other-than-temporary impairments related to debt securities or equity securities that the Company intends to sell or expects to be required to sell.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

The following chart is a rollforward of credit losses on debt securities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss):

	For The Year Ended December 31,
	2010	2009
	(Dollars In Thousands)
Beginning balance	$25,066	$—
Additions for newly impaired securities	26,893	80,195
Additions for previously impaired securities	4,964	7,136
Reductions for previously impaired securities due to a change in expected cash flows	—	(32,451)
Reductions for previously impaired securities that were sold in the current period	(17,648)	(29,687)
Other	—	(127)
Ending balance	$39,275	$25,066

The following table includes investments' gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage-backed securities	$236,615	$(17,773)	$1,167,747	$(126,304)	$1,404,362	$(144,077)
Commercial mortgage-backed securities	25,679	(933)	—	—	25,679	(933)
Other asset-backed securities	167,089	(2,452)	594,756	(27,212)	761,845	(29,664)
U.S. government-related securities	144,807	(3,071)	—	—	144,807	(3,071)
Other government-related securities	33,936	(8)	14,993	(7)	48,929	(15)
States, municipalities, and political subdivisions	563,352	(22,345)	—	—	563,352	(22,345)
Corporate bonds	2,262,224	(82,409)	830,351	(94,408)	3,092,575	(176,817)
Equities	11,950	(3,321)	13,344	(1,921)	25,294	(5,242)
	$3,445,652	$(132,312)	$2,621,191	$(249,852)	$6,066,843	$(382,164)

The RMBS have a gross unrealized loss greater than twelve months of $126.3 million as of December 31, 2010. These losses relate to a widening in spreads and defaults as a result of continued weakness in the residential housing market which have reduced the fair value of the RMBS holdings. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of the investments.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

The other asset-backed securities have a gross unrealized loss greater than twelve months of $27.2 million as of December 31, 2010. This category predominately includes student-loan backed auction rate securities whose underlying collateral is at least 97% guaranteed by the Federal Family Education Loan Program ("FFELP"). These losses relate to the auction rate securities ("ARS") market collapse during 2008. At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary. In addition, the Company has the ability and intent to hold these securities until their values recover or maturity.

The corporate bonds category has gross unrealized losses greater than twelve months of $94.4 million as of December 31, 2010. These losses relate primarily to fluctuations in credit spreads. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information including the Company's ability and intent to hold these securities to recovery.

The Company does not consider these unrealized loss positions to be other-than-temporary, based on the factors discussed and because the Company has the ability and intent to hold these investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of debt securities.

The following table includes investments' gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporary impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage-backed securities	$338,297	$(9,744)	$2,334,022	$(415,948)	$2,672,319	$(425,692)
Commercial mortgage-backed securities	2,136	(429)	187,515	(91,210)	189,651	(91,639)
Other asset-backed securities	81,331	(2,269)	802,799	(83,952)	884,130	(86,221)
U.S. government-related securities	276,534	(2,993)	54	(4)	276,588	(2,997)
Other government-related securities	161,276	(609)	—	—	161,276	(609)
States, municipalities, and political subdivisions	188,322	(6,140)	456	(37)	188,778	(6,177)
Corporate bonds	1,360,669	(41,265)	3,135,958	(376,596)	4,496,627	(417,861)
Equities	14,948	(841)	88,516	(8,160)	103,464	(9,001)
	$2,423,513	$(64,290)	$6,549,320	$(975,907)	$8,972,833	$(1,040,197)

The RMBS have a gross unrealized loss greater than 12 months of $415.9 million as of December 31, 2009. These losses relate to a widening in spreads as a result of continued weakness in the residential housing market. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of the investments.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

For CMBS in an unrealized loss position for greater than 12 months, $90.4 million of the total $91.2 million unrealized loss relates to securities issued in Company-sponsored commercial loan securitizations. These losses relate primarily to market illiquidity as opposed to underlying credit concerns. Factors such as credit enhancements within the deal structures and the underlying collateral performance and characteristics support the recoverability of the investments.

The corporate bonds category has gross unrealized losses greater than 12 months of $376.6 million as of December 31, 2009. These losses relate primarily to fluctuations in credit spreads. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information including the Company's ability and intent to hold these securities to recovery.

The Company does not consider these unrealized loss positions to be other-than-temporary, based on the factors discussed and because the Company has the ability and intent to hold equity investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of debt securities.

As of December 31, 2010, the Company had securities in its available-for-sale portfolio which were rated below investment grade of $2.7 billion and had an amortized cost of $2.9 billion. In addition, included in the Company's trading portfolio, the Company held $331.2 million of securities which were rated below investment grade. Approximately $506.4 million of the below investment grade securities were not publicly traded.

The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available-for-sale is summarized as follows:

	For The Year Ended December 31,
	2010	2009	2008
	(Dollars In Thousands)
Fixed maturities	$696,942	$1,682,551	$(1,900,992)
Equity securities	9,701	32,728	(39,414)

Certain investments, consisting of fixed maturities, equities, and investment real estate, with a carrying value of $7.7 million were non-income producing for the year ended December 31, 2010.

Included in the Company's invested assets are $793.4 million of policy loans as of December 31, 2010. The interest rates on standard policy loans range from 3.00% to 9.95%. The collateral loans on life insurance policies have an interest rate of 13.64%.

Securities Lending

The Company participates in securities lending, primarily as an investment yield enhancement, whereby securities that are held as investments are loaned to third parties for short periods of time. The Company requires initial collateral of 102% of the market value of the loaned securities to be separately maintained. The loaned securities' market value is monitored on a daily basis. As of December 31, 2010, securities with a market value of $95.6 million were loaned under this program. As collateral for the loaned securities, the Company receives short-term investments, which are recorded in "short-term investments" with a corresponding liability recorded in "other liabilities" to account for its obligation to return the collateral. As of December 31, 2010, the fair value of the collateral related to this program was $96.5 million and the Company has an obligation to return $98.2 million of collateral to the securities borrower.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

Mortgage Loans

Refer to Note 10, Mortgage Loans for information on the Company's mortgage loan portfolio.

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred policy acquisition costs

The balances and changes in DAC are as follows:

	As of December 31,
	2010	2009
	(Dollars In Thousands)
Balance, beginning of period	$2,682,202	$3,167,811
Capitalization of commissions, sales, and issue expenses	447,525	395,636
Amortization	(118,191)	(281,844)
Change in unrealized investment gains and losses	(157,619)	(599,403)
Other	402	2
Balance, end of period	$2,854,319	$2,682,202

Value of business acquired

The balances and changes in VOBA are as follows:

	As of December 31,
	2010	2009
	(Dollars In Thousands)
Balance, beginning of period	$943,069	$979,257
Acquisitions	75,351	—
Amortization	(57,797)	(36,188)
Other	7,630	—
Balance, end of period	$968,253	$943,069

The expected amortization of VOBA for the next five years is as follows:

Years	Expected Amortization
(Dollars In Thousands)
2011	$70,733
2012	62,423
2013	54,272
2014	46,313
2015	38,430

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  GOODWILL

The changes in the carrying amount of goodwill by segment are as follows:

	Acquisitions	Asset Protection	Total Consolidated
	(Dollars In Thousands)
Balance as of December 31, 2008	$48,008	$48,158	$96,166
Tax benefit of excess tax goodwill	(3,098)	—	(3,098)
Balance as of December 31, 2009	44,910	48,158	93,068
Tax benefit of excess tax goodwill	(3,098)	—	(3,098)
Balance as of December 31, 2010	$41,812	$48,158	$89,970

During the year ended December 31, 2010, the Company decreased its goodwill balance by approximately $3.1 million. The decrease was due to an adjustment in the Acquisitions segment related to tax benefits realized during 2010 on the portion of tax goodwill in excess of GAAP basis goodwill. As of December 31, 2010, the Company had an aggregate goodwill balance of $90.0 million.

During the year ended December 31, 2009, the Company decreased its goodwill balance by approximately $3.1 million. The decrease was due to an adjustment in the Acquisitions segment related to tax benefits realized during 2009 on the portion of tax goodwill in excess of GAAP basis goodwill. As of December 31, 2009, the Company had an aggregate goodwill balance of $93.1 million.

Accounting for goodwill requires an estimate of the future profitability of the associated lines of business to assess the recoverability of the capitalized acquisition goodwill. The Company evaluates the carrying value of goodwill at the segment (or reporting unit) level at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: 1) a significant adverse change in legal factors or in business climate, 2) unanticipated competition, or 3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compared its estimate of the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The Company utilizes a fair value measurement (which includes a discounted cash flows analysis) to assess the carrying value of the reporting units in consideration of the recoverability of the goodwill balance assigned to each reporting unit as of the measurement date. The Company's material goodwill balances are attributable to certain of its operating segments (which are each considered to be reporting units). The cash flows used to determine the fair value of the Company's reporting units are dependent on a number of significant assumptions. The Company's estimates, which consider a market participant view of fair value, are subject to change given the inherent uncertainty in predicting future results and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, capital limitations, new product introductions, and specific industry and market conditions. Additionally, the discount rate used is based on the Company's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows. As of December 31, 2010, the Company performed its annual evaluation of goodwill and determined that no adjustment to impair goodwill was necessary.

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues variable universal life and variable annuity products through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company also offers, for our variable annuity products, various account value guarantees

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS — (Continued)

upon death. The most significant of these guarantees involve 1) return of the highest anniversary date account value, or 2) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest or 3) return of premium. The GMDB reserve is calculated by applying a benefit ratio, equal to the present value of total expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 8.5%, mortality at 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table, lapse rates ranging from 2%-20% (depending on product type and duration), and an average discount rate of 6.4%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying consolidated statements of income (loss).

The variable annuity separate account balances subject to GMDB were $4.4 billion as of December 31, 2010. The total guaranteed amount payable based on variable annuity account balances as of December 31, 2010, was $238.0 million (including $221.9 million in the Annuities segment and $16.1 million in the Acquisitions segment) with a GMDB reserve of $0.3 million in the Acquisitions segment. The average attained age of contract holders as of December 31, 2010 for the Company was 67.

These amounts exclude the variable annuity business of the Chase Insurance Group which has been 100% reinsured to CALIC, under a Modco agreement. The guaranteed amount payable associated with the annuities reinsured to CALIC was $33.0 million and is included in the Acquisitions segment. The average attained age of contract holders as of December 31, 2010, was 62.

Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement) is as follows:

	For The Year Ended December 31,
	2010	2009	2008
	(Dollars In Thousands)
Beginning balance	$342	$1,205	$598
Incurred guarantee benefits	11,799	10,193	5,573
Less: Paid guarantee benefits	5,729	11,056	4,966
Ending balance	$6,412	$342	$1,205

Account balances of variable annuities with guarantees invested in variable annuity separate accounts are as follows:

	As of December 31,
	2010	2009
	(Dollars In Thousands)
Equity mutual funds	$3,149,445	$2,191,851
Fixed income mutual funds	1,279,639	616,272
Total	$4,429,084	$2,808,123

Certain of the Company's fixed annuities and universal life products have a sales inducement in the form of a retroactive interest credit ("RIC"). In addition, certain annuity contracts provide a sales inducement in the form of a bonus interest credit. The Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS — (Continued)

Activity in the Company's deferred sales inducement asset was as follows:

	For The Year Ended December 31,
	2010	2009	2008
	(Dollars In Thousands)
Deferred asset, beginning of period	$116,298	$99,132	$67,736
Amounts deferred	25,587	24,506	45,005
Amortization	(29,738)	(7,340)	(13,609)
Deferred asset, end of period	$112,147	$116,298	$99,132

8.  REINSURANCE

The Company reinsures certain of its risks with (cedes), and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term agreements, the Company reinsures only the mortality risk, while under coinsurance the Company reinsures a proportionate share of all risks arising under the reinsured policy. Under coinsurance, the reinsurer receives a proportionate share of the premiums less commissions and is liable for a corresponding share of all benefit payments. Modified coinsurance is accounted for similar to coinsurance except that the liability for future policy benefits is held by the ceding company, and settlements are made on a net basis between the companies.

Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to us under the terms of the reinsurance agreements. The Company continues to monitor the consolidation of reinsurers and the concentration of credit risk the Company has with any reinsurer, as well as the financial condition of its reinsurers. As of December 31, 2010, the Company had reinsured approximately 64% of the face value of its life insurance in-force. The Company has reinsured approximately 28% of the face value of its life insurance in-force with the following three reinsurers:

•  Security Life of Denver Insurance Co. (currently administered by Hanover Re)

•  Swiss Re Life & Health America Inc.

•  Lincoln National Life Insurance Co. (currently administered by Swiss Re Life & Health America Inc.)

The Company has not experienced any credit losses for the years ended December 31, 2010, 2009, or 2008 related to these reinsurers. The Company has set limits on the amount of insurance retained on the life of any one person. In 2005, the Company increased its retention for certain newly issued traditional life products from $500,000 to $1,000,000 on any one life. During 2008, the Company increased its retention limit to $2,000,000 on certain of its traditional and universal life products.

Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short-and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with reinsured policies.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  REINSURANCE — (Continued)

The following table presents the net life insurance in-force:

	For The Year Ended December 31,
	2010	2009	2008
	(Dollars In Millions)
Direct life insurance in-force	$753,519	$755,263	$754,425
Amounts assumed from other companies	18,799	19,826	21,183
Amounts ceded to other companies	(495,056)	(515,136)	(540,561)
Net life insurance in-force	$277,262	$259,953	$235,047
Percentage of amount assumed to net	7%	8%	9%

The following table reflects the effect of reinsurance on life insurance premiums written and earned:

	For The Year Ended December 31,
	2010	2009	2008
	(Dollars In Millions)
Direct premiums	$2,153	$2,135	$2,139
Reinsurance assumed	167	113	176
Reinsurance ceded	(1,284)	(1,350)	(1,473)
Net premiums	$1,036	$898	$842
Percentage of amount assumed to net	16%	13%	21%

The Company has also reinsured accident and health risks representing $17.3 million, $21.9 million, and $29.7 million of premium income, while the Company has assumed accident and health risks representing $0.1 million, $0.1 million, and $0.8 million of premium income for 2010, 2009, and 2008, respectively. In addition, the Company reinsured property and casualty risks representing $78.9 million, $137.1 million, and $65.9 million of premium income, while the Company assumed property and casualty risks representing $7.1 million, $67.5 million, and $10.7 million of premium income for 2010, 2009, and 2008, respectively.

As of December 31, 2010 and 2009, policy and claim reserves relating to insurance ceded of $5.5 billion and $5.3 billion, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, the Company would be obligated to pay such claims. As of December 31, 2010 and 2009, the Company had paid $132.6 million and $99.3 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, as of December 31, 2010 and 2009, the Company had receivables of $64.8 million and $64.2 million, respectively, related to insurance assumed.

During 2006, the Company recorded $27.1 million of bad debt charges related to its Lender's Indemnity product line. These bad debt charges followed the bankruptcy filing related to CENTRIX Financial LLC ("CENTRIX"), the originator and servicer of the business, and are the result of the Company's assessment, based in part on facts discovered by an audit after the bankruptcy filing, of the inability of CENTRIX and an affiliated reinsurer to meet their obligations under the program. The product guarantees to the lender, primarily credit unions, the difference between a value calculated based on the estimated or actual market value of a vehicle and the outstanding balance of a loan in the event the vehicle is repossessed or sold because the loan is in default. The Company ceased offering the Lender's Indemnity product in 2003 with

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  REINSURANCE — (Continued)

the last policy expiring in 2009. The Company has been actively working to settle its exposure with the various policyholders since 2007. From 2007 through 2009, the majority of the Company's exposure was settled successfully and the Company continued to work to settle the remaining claims. The business was ceded to an affiliate of CENTRIX until the treaty was commuted in 2009 with no net financial impact to the Company. In the first quarter of 2010, the Company successfully settled its last exposure in the Lender's Indemnity product line. As a result of this final settlement, $7.8 million in excess reserves were released in the first quarter of 2010.

The Company's third party reinsurance receivables amounted to $5.5 billion and $5.2 billion as of December 31, 2010 and 2009, respectively. These amounts include ceded reserve balances and ceded benefit payments. The ceded benefit payments are recoverable from reinsurers. The following table sets forth the receivables attributable to our more significant reinsurance partners:

	As of December 31,
	2010		2009
	Reinsurance Receivable	A.M. Best Rating	Reinsurance Receivable	A.M. Best Rating
	(Dollars In Millions)
Swiss Re Life & Health America, Inc.	$612.3	A	$592.6	A
Security Life of Denver Insurance Co.	609.1	A	573.1	A
Lincoln National Life Insurance Co.	460.7	A+	445.6	A+
Transamerica Life Insurance Co.	428.0	A+	429.5	A
American United Life Insurance Co.	324.5	A	314.1	A
Employers Reassurance Corp.	302.8	A-	256.9	A-
RGA Reinsurance Co.	221.2	A+	215.1	A+
The Canada Life Assurance Company	216.4	A+	204.3	A+
Scottish Re (U.S.), Inc.	197.5	E	184.4	E
XL Life Ltd.	180.4	A-	173.2	A-

During 2008, Scottish Re US ("SRUS") received a statutory accounting permitted practice from the Delaware Department of Insurance ("the Department") that, in light of decreases in the fair value of the securities in SRUS's qualifying reserve credit trust accounts on business ceded to certain securitization companies, relieved SRUS of the need to receive additional capital contributions. On January 5, 2009, the Department issued an order of supervision (the "Order of Supervision") against SRUS, in accordance with Delaware law, which, among other things, requires the Department's consent to any transaction outside the ordinary course of business, and which, in large part, formalized certain reporting and processes already informally in place between SRUS and the Department. On April 3, 2009, the Department issued an Extended and Amended Order of Supervision against SRUS which, among other things, clarified that payments made by SRUS to its ceding insurers in satisfaction of claims or other obligations are not subject to the Department's approval, but that any amendments to its reinsurance agreements must be disclosed to and approved by the Department. SRUS continues to promptly pay claims and satisfy its other obligations to our insurance subsidiaries. The Company cannot predict what these or other changes in the status of SRUS's financial condition may have on the Company's ability to take reserve credit for the business ceded to SRUS. If the Company was unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on both the Company's GAAP and statutory financial condition and results of operations. As of December 31, 2010, the Company had approximately $197.5 million of GAAP recoverables from SRUS, and $526.9 million of ceded statutory reserves related to SRUS.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  REINSURANCE — (Continued)

The Company's reinsurance contracts typically do not have a fixed term. In general, the reinsurers' ability to terminate coverage for existing cessions is limited to such circumstances as material breach of contract or non-payment of premiums by the ceding company. The reinsurance contracts generally contain provisions intended to provide the ceding company with the ability to cede future business on a basis consistent with historical terms. However, either party may terminate any of the contracts with respect to future business upon appropriate notice to the other party.

Generally, the reinsurance contracts do not limit the overall amount of the loss that can be incurred by the reinsurer. The amount of liabilities ceded under contracts that provide for the payment of experience refunds is immaterial.

9.  DEBT AND OTHER OBLIGATIONS

Under a revolving line of credit arrangement, the Company has the ability to borrow on an unsecured basis up to an aggregate principal amount of $500 million (the "Credit Facility"). The Company has the right in certain circumstances to request that the commitment under the Credit Facility be increased up to a maximum principal amount of $600 million. Balances outstanding under the Credit Facility accrue interest at a rate equal to (i) either the prime rate or the London Interbank Offered Rate ("LIBOR"), plus (ii) a spread based on the ratings of PLC's senior unsecured long-term debt. The Credit Agreement provides that the Company is liable for the full amount of any obligations for borrowings or letters of credit, excluding those of PLC, under the Credit Facility. The maturity date on the Credit Facility is April 16, 2013. The Company did not have an outstanding balance under the Credit Facility as of December 31, 2010. PLC had an outstanding balance of $142.0 million at an interest rate of LIBOR plus 0.40% under the Credit Facility as of December 31, 2010. The Company was not aware of any non-compliance with the financial debt covenants of the Credit Facility as of December 31, 2010.

Non-Recourse Funding Obligations

Golden Gate Captive Insurance Company

Golden Gate Captive Insurance Company ("Golden Gate"), a South Carolina special purpose financial captive insurance company and wholly owned subsidiary, had three series of Surplus Notes with a total outstanding balance of $800 million as of December 31, 2010. PLC holds the entire outstanding balance of Surplus Notes. The Series A1 Surplus Notes have a balance of $400 million and accrue interest at 7.375%, the Series A2 Surplus Notes have a balance of $100 million and accrue interest at 8%, and the Series A3 Surplus Notes have a balance of $300 million and accrue interest at 8.45%.

Golden Gate II Captive Insurance Company

Golden Gate II Captive Insurance Company ("Golden Gate II"), a wholly owned special purpose financial captive insurance company, had $575.0 million of non-recourse funding obligations outstanding as of December 31, 2010. These outstanding non-recourse funding obligations were issued to special purpose trusts, which in turn issued securities to third parties. Certain of our affiliates purchased a portion of these securities during 2010. As a result of these purchases, as of December 31, 2010, securities related to $532.4 million of the outstanding balance of the non-recourse funding obligations was held by external parties and securities related to $28.4 million of the non-recourse funding obligations was held by a nonconsolidated affiliate, and $14.2 million was held by a consolidated subsidiary of the Company. These non-recourse funding obligations mature in 2052. $275 million of the total $575.0 million is currently accruing interest at a rate of LIBOR plus 30 basis points. We have experienced higher proportional borrowing costs associated with $300 million of our non-recourse funding

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  DEBT AND OTHER OBLIGATIONS — (Continued)

obligations supporting the business reinsured to Golden Gate II. These higher costs are the result of higher spread component interest costs associated with the illiquidity of the current market for auction rate securities, as well as a rating downgrade of our guarantor by certain rating agencies. The current rate associated with these obligations is LIBOR plus 200 basis points, which is the maximum rate we can be required to pay under these obligations.

These non-recourse funding obligations are direct financial obligations of Golden Gate and Golden Gate II, respectively, and are not guaranteed by the Company or PLC. These non-recourse obligations are represented by surplus notes that were issued to fund a portion of the statutory reserves required by Regulation XXX. Under the terms of the surplus notes, the holders of the surplus notes cannot require repayment from PLC, the Company, or any of its subsidiaries, other than Golden Gate and Golden Gate II, the direct issuers of the surplus notes, although PLC has agreed to indemnify Golden Gate II for certain costs and obligations (which obligations do not include payment of principal and interest on the surplus notes). In addition, PLC has entered into certain support agreements with Golden Gate and Golden Gate II obligating it to make capital contributions to Golden Gate and Golden Gate II or provide support related to certain of Golden Gate's and Golden Gate II's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate and Golden Gate II.

Golden Gate III Vermont Captive Insurance Company

Golden Gate III Vermont Captive Insurance Company ("Golden Gate III"), a Vermont special purpose financial captive insurance company and wholly owned subsidiary, has an outstanding Letter of Credit ("LOC") issued under a Reimbursement Agreement with UBS AG, Stamford Branch ("UBS"), with a total outstanding balance of $505 million as of December 31, 2010. The LOC was issued to a trust for the benefit of our wholly owned subsidiary, West Coast Life Insurance Company ("WCL"). Subject to certain conditions, the amount of the LOC will be periodically increased up to a maximum of $610 million in 2013. The term of the LOC is expected to be eight years, subject to certain conditions including capital contributions made to Golden Gate III by us or one of our affiliates. The LOC was issued to support certain obligations of Golden Gate III to WCL under an indemnity reinsurance agreement effective April 1, 2010. The estimated average annual expense of the LOC under GAAP is approximately $11 million, after tax. Pursuant to the terms of the Reimbursement Agreement, in the event amounts are drawn under the LOC by the trustee on behalf of WCL, Golden Gate III will be obligated, subject to certain conditions, to reimburse UBS for the amount of any draw and any interest thereon. The Reimbursement Agreement is non-recourse to the Company, PLC, and WCL. Pursuant to the terms of a letter agreement, PLC has agreed to guarantee the payment of fees to UBS under the Reimbursement Agreement. Pursuant to the Reimbursement Agreement, Golden Gate III has collateralized its obligations to UBS by granting UBS a security interest in certain of its assets.

Golden Gate IV Vermont Captive Insurance Company

Golden Gate IV Vermont Captive Insurance Company ("Golden Gate IV"), a Vermont special purpose financial captive insurance company and wholly owned subsidiary, has an outstanding twelve-year LOC issued under a Reimbursement Agreement with UBS, with a total outstanding balance of $270.0 million as of December 31, 2010. The term of the LOC is 12 years. The LOC was issued to a trust for the benefit of WCL. Subject to certain conditions, the amount of the LOC will be periodically increased up to a maximum of $790 million in 2016. The LOC was issued to support certain obligations of Golden Gate IV to WCL for a portion of reserves related to level premium term life insurance policies reinsured by Golden Gate IV from WCL under an indemnity reinsurance agreement effective October 1, 2010. The estimated average annual expense of the LOC under GAAP is approximately $6.4 million, after tax. Pursuant to the terms of the Reimbursement Agreement, in the event amounts are drawn under the LOC by the trustee on behalf of WCL, Golden Gate IV will

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  DEBT AND OTHER OBLIGATIONS — (Continued)

be obligated, subject to certain conditions, to reimburse UBS for the amount of any draw and interest thereon. The Reimbursement Agreement is "non-recourse" to the Company, PLC and WCL. Pursuant to the terms of a letter agreement with UBS, PLC has agreed to guarantee the payment of fees to UBS under the Reimbursement Agreement. Pursuant to the Reimbursement Agreement, Golden Gate IV has collateralized its obligations to UBS by granting UBS a security interest in certain of its assets.

Non-recourse funding obligations outstanding as of December 31, 2010, on a consolidated basis, are shown below in the following table:

Issuer	Balance	Maturity Year	Year-to-Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
Golden Gate Captive Insurance Company	$800,000	2037	6.47%
Golden Gate II Captive Insurance Company	560,800	2052	1.88%
Total	$1,360,800

Other Obligations

The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

Interest Expense

Interest expense on other obligations, non-recourse funding obligations, and other temporary borrowings was $71.4 million, $39.0 million, and $67.5 million in 2010, 2009, and 2008, respectively. The $32.4 million increase in interest on other obligations was primarily related to additional interest expense on the $800 million non-recourse funding obligations issued by Golden Gate. In addition, letter of credit fees associated with Golden Gate III and Golden Gate IV contributed to the increase.

10.  MORTGAGE LOANS

Mortgage Loans

The Company invests a portion of its investment portfolio in commercial mortgage loans. As of December 31, 2010, the Company's mortgage loan holdings were approximately $4.9 billion. The Company has specialized in making loans on either credit-oriented commercial properties or credit-anchored strip shopping centers and apartments. The Company's underwriting procedures relative to its commercial loan portfolio are based, in the Company's view, on a conservative and disciplined approach. The Company concentrates on a small number of commercial real estate asset types associated with the necessities of life (retail, multi-family, professional office buildings, and warehouses). The Company believes these asset types tend to weather economic downturns better than other commercial asset classes in which it have chosen not to participate. The Company believes this disciplined approach has helped to maintain a relatively low delinquency and foreclosure rate throughout its history.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  MORTGAGE LOANS — (Continued)

The following table includes a breakdown of the Company's commercial mortgage loan portfolio by property type as of December 31, 2010:

Type	Percentage of Mortgage Loans on Real Estate
Retail	66.2%
Office Buildings	12.7
Apartments	12.2
Warehouses	7.0
Other	1.9
100.0%

The Company specializes in originating mortgage loans on either credit-oriented or credit-anchored commercial properties. No single tenant's exposure represents more than 2.0% of mortgage loans. Approximately 74.9% of the mortgage loans are on properties located in the following states:

State	Percentage of Mortgage Loans on Real Estate
Texas	13.7%
Georgia	8.8
Tennessee	7.6
Alabama	7.1
Florida	7.0
South Carolina	5.2
Ohio	4.8
Utah	4.6
North Carolina	4.4
Indiana	3.1
Pennsylvania	3.1
California	2.8
Michigan	2.7
74.9%

During 2010, the Company funded approximately $310 million of new loans, with an average loan size of $4.5 million. The average size mortgage loan in the portfolio as of December 31, 2010, was $2.7 million, and the weighted-average interest rate was 6.31%. The largest single mortgage loan was $33.8 million.

Many of the mortgage loans have call options or interest rate reset options between 3 and 10 years. However, if interest rates were to significantly increase, we may be unable to exercise the call options or increase the interest rates on our existing mortgage loans commensurate with the significantly increased market rates. Assuming the loans are called at their next call dates, approximately $238.8 million would become due in 2011, $991.1 million in 2012 through 2016, $744.1 million in 2017 through 2021, and $273.5 million thereafter.

The Company offers a type of commercial mortgage loan under which the Company will permit a loan-to-value ratio of up to 85% in exchange for a participating interest in the cash flows from the underlying real estate. As of

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  MORTGAGE LOANS — (Continued)

December 31, 2010 and 2009, approximately $884.7 million and $808.6 million, respectively, of the Company's mortgage loans have this participation feature.

As of December 31, 2010 and 2009, delinquent mortgage loans, foreclosed properties, and restructured loans pursuant to a pooling and servicing agreement were less than 0.2% of invested assets. The Company does not expect these investments to adversely affect its liquidity or ability to maintain proper matching of assets and liabilities. The Company's mortgage loan portfolio consists of two categories of loans: 1) those not subject to a pooling and servicing agreement and 2) those previously a part of variable interest entity securitizations and thus subject to a contractual pooling and servicing agreement. The loans subject to a pooling and servicing agreement have been included on the Company's consolidated balance sheet beginning in the first quarter of 2010 in accordance with ASU 2009-17. For loans not subject to a pooling and servicing agreement, as of December 31, 2010, the Company did not have loans from the mortgage loan portfolio that were nonperforming. In addition, as of December 31, 2010, $19.3 million, 0.4%, of the mortgage loan portfolio that is subject to a pooling and servicing agreement was either nonperforming or has been restructured under the terms and conditions of the pooling and service agreement.

As of December 31, 2010 and 2009, the Company had an allowance for mortgage loan credit losses of $11.7 million and $1.7 million, respectively. Over the past ten years, the Company's commercial mortgage loan portfolio has experienced an average credit loss factor of approximately 0.2%. Due to such low historical losses, the Company believes that a collectively evaluated allowance would be inappropriate. The Company believes an allowance calculated through an analysis of specific loans that are believed to have a higher risk of credit impairment provides a more accurate presentation of expected losses in the portfolio and is consistent with the applicable guidance for loan impairments in ASC 310. Since the Company uses the specific identification method for calculating reserves, it is necessary to review the economic situation of each borrower to determine those that have higher risk of credit impairment. The Company has a team of professionals that monitor borrower conditions such as payment practices, borrower credit, operating performance, property conditions, as well as ensuring the timely payment of property taxes and insurance. Through this monitoring process, the Company assesses the risk of each borrower. When issues are identified, the severity of the issues are assessed and reviewed for possible credit impairment. If a loss is probable, an expected loss calculation is performed and an allowance is established for that borrower. A loan may be subsequently charged off at such point that the Company no longer expects to receive cash payments, the present value of future expected payments of the renegotiated loan is less than the current principal balance, or at such time that the Company is party to foreclosure or bankruptcy proceedings associated with the borrower and does not expect to recover the principal balance of the loan. A charge off is recorded by eliminating the allowance against the mortgage loan and recording the renegotiated loan or the collateral property related to the loan as investment real estate on the balance sheet, which is carried at the lower of the appraised fair value of the property or the unpaid principal balance of the loan, less estimated selling costs associated with the property. An analysis of the change in the allowance for mortgage loan credit losses is provided in the following chart:

As of December 31, 2010
(Dollars In Thousands)
Beginning balance	$1,725
Charge offs	(1,146)
Recoveries	—
Provision	11,071
Ending balance	$11,650

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  MORTGAGE LOANS — (Continued)

It is the Company's policy to cease to carry accrued interest on loans that are over 90 days delinquent. For loans less than 90 days delinquent, interest is accrued unless it is determined that the accrued interest is not collectible. If a loan becomes over 90 days delinquent, it is the Company's general policy to initiate foreclosure proceedings unless a workout arrangement to bring the loan current is in place. For loans subject to a pooling and servicing agreement, there are certain additional restrictions and/or requirements related to workout proceedings, and as such, these loans may have different attributes and/or circumstances affecting the status of delinquency or categorization of those in nonperforming status.

	30-59 Delinquent	60-89 Delinquent	Greater than 90 Delinquent	Total Total Delinquent
	(Dollars In Thousands)
Commercial mortgage loans	$40,377	$—	$3,237	$43,614
Number of delinquent commercial mortgage loans	9	—	1	10

The Company's commercial mortgage loan portfolio consists of mortgage loans that are collateralized by real estate. Due to the collateralized nature of the loans, any assessment of impairment and ultimate loss given a default on the loans is based upon a consideration of the estimated fair value of the real estate. The Company limits accrued interest income on impaired loans to ninety days of interest. Once accrued interest on the impaired loan is received, interest income is recognized on a cash basis. For information regarding impaired loans please refer to the following chart:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
	(Dollars In Thousands)
Commercial mortgage loans:
With no related allowance recorded	$—	$—	$—	$—	$—	$—
With an allowance recorded	10,792	10,792	11,650	3,579	596	558

11.  VARIABLE INTEREST ENTITIES

In June of 2009, the FASB amended the guidance related to VIEs which was later codified in the ASC through ASU No. 2009-17. Among other accounting and disclosure requirements, this guidance replaces the quantitative-based risks and rewards calculation for determining which enterprise has a controlling financial interest in a VIE with an approach focused on identifying which enterprise has the power to direct the activities of a VIE that most significantly impact its economics and the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. Additionally, the FASB amended the guidance related to accounting for transfers of financial assets which was later codified in the ASC through ASU No. 2009-16. This guidance, among other requirements, removed the concept of a QSPE used for the securitization of financial assets. Previously, QSPEs were excluded from the guidance related to VIEs. Upon adoption of ASU No. 2009-17 and ASU No. 2009-16 on January 1, 2010, the Company will no longer exclude QSPEs from the analysis of VIEs.

As part of adopting these updates, the Company updated its process for evaluating VIEs. The Company's analysis consists of a review of entities in which the Company has an ownership interest that is less than 100%

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  VARIABLE INTEREST ENTITIES — (Continued)

(excluding debt and equity securities held as trading and available-for-sale), as well as entities with which the Company has significant contracts or other relationships that could possibly be considered variable interests. The Company reviews the characteristics of each of these applicable entities and compares those characteristics to the criteria of a VIE set forth in Topic 810 of the FASB ASC. If the entity is determined to be a VIE, the Company then performs a detailed review of all significant contracts and relationships (individually an "interest", collectively "interests") with the entity to determine whether the interest would be considered a variable interest under the guidance. The Company then performs a qualitative review of all variable interests with the entity and determines whether the Company: 1) has the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and 2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE.

Based on this analysis the Company had interests in two former QSPEs that were determined to be VIEs as of January 1, 2010. These two VIEs were trusts used to facilitate commercial mortgage loan securitizations. The determining factor was that the trusts had negligible or no equity at risk. The Company's variable interests in the trusts are created by the contract to service the mortgage loans held by the trusts as well as the retained beneficial interests in certain of these securities issued by the trusts. The activities that most significantly impact the economics of the trusts are predominantly related to the servicing of the mortgage loans, such as timely collection of principal and interest, direction of foreclosure proceedings, and management and sale of foreclosed real estate owned by the trusts. The Company is the servicer responsible for these activities and has the sole power to appoint such servicer through its beneficial interests in the securities. These criteria give the Company the power to direct the activities of the trusts that most significantly impact the trusts economic performance. Additionally, the Company is obligated, as an owner of the securities issued by the trusts, to absorb its share of losses on the securities. The Company's share of losses could potentially be significant to the trusts. Based on the fact that the Company has the power to direct the activities that most significantly impact the economics of the trusts and the obligation to absorb losses that could potentially be significant, it was determined that the Company is the primary beneficiary of the trusts, thus resulting in consolidation.

The assets of the trusts consist entirely of commercial mortgage loans and accrued interest, which are restricted and can only be used to satisfy the obligations of the trusts. The obligations of the trusts consist of commercial mortgage-backed certificates. The assets and obligations of the trusts are equal and thus, the trusts have no equity interest. The certificates are direct obligations of the trusts and are not guaranteed by the Company. The Company has no other obligations to the trusts other than those that are customary for a servicer of mortgage loans. Over the life of the trusts, the Company has not provided and will not provide any financial or other support to the trusts other than customary actions taken by a servicer of mortgage loans.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  VARIABLE INTEREST ENTITIES — (Continued)

The following adjustments to the Company's consolidated balance sheet were made as of January 1, 2010:

Adjustments to the Consolidated Balance Sheets

	As of January 1, 2010
	(Dollars In Thousands)
Assets
Fixed maturities:
Commercial mortgage-backed securities at fair value (amortized cost — $873,196)	$(844,535	)(1)
Mortgage loans — securitized (net of loan loss reserve of $1.1 million)	1,018,000	(2)
Total investments	173,465
Accrued investment income	361	(2)
Total assets	$173,826
Liabilities:
Deferred income taxes	$17,744	(3)
Mortgage loan backed certificates	124,580	(2)
Other liabilities	(1,400	)(4)
Total liabilities	140,924
Shareowner's equity:
Retained earnings	14,290	(2)
Accumulated other comprehensive income (loss)	18,612	(5)
Total shareowners' equity	32,902
Total liabilities and shareowner's equity	$173,826

(1)  The noncash portion for the consolidated statements of cash flows for the year ended December 31, 2010, was $873.2 million.

(2)  The noncash portion for the consolidated statements of cash flows for the year ended December 31, 2010, is the amount presented.

(3)  The noncash portion for the consolidated statements of cash flows for the year ended December 31, 2010, was $7.7 million.

(4)  The other liabilities did not have an effect on the consolidated statements of cash flows for the year ended December 31, 2010.

(5)  The accumulated other comprehensive income (loss) did not have an effect on the consolidated statements of cash flows for the year ended December 31, 2010.

The adjustments had a net zero impact to the consolidated condensed statements of cash flows.

The reduction in fixed maturity commercial mortgage-backed securities ("CMBS") represents the beneficial interests held by the Company that have been removed due to the consolidation of the trusts. This amount is reflected in fixed maturities on the consolidated balance sheet.

The increase in mortgage loans represents the mortgage loans held by the trusts that have been consolidated. This balance as of January 1, 2010, was net of a loan loss reserve of $1.1 million.

The increase in accrued investment income is the result of accruing interest on the entire pool of mortgage loans.

The increase in deferred income taxes is a result of a change in temporary tax differences arising from the adjustments to shareowner's equity.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  VARIABLE INTEREST ENTITIES — (Continued)

The mortgage loan backed certificates liability represents the commercial mortgage-backed securities issued by the trusts and held by third parties.

The decrease in other liabilities is a decrease in amounts payable to the trusts of approximately $1.4 million. Upon consolidation of the trusts as of January 1, 2010, the Company adjusted retained earnings to reflect after tax interest income not recognized in prior periods due to the securitization of the commercial mortgage loans. If the Company had held the mortgage loans as opposed to the retained beneficial interest securities, the Company's retained earnings would have been $14.3 million higher over the life of the securities.

The adjustment to accumulated other comprehensive income (loss) was a result of different accounting basis for mortgage loans and the CMBS. As of December 31, 2009, the retained beneficial interest securities were carried at fair value in the balance sheet and had an after tax unrealized loss in accumulated other comprehensive income (loss) of $18.6 million. Upon consolidation of the trusts on January 1, 2010, the Company consolidated the mortgage loans held by the trusts which are carried at amortized cost less any related loan loss reserve. The retained beneficial interest securities as well as the associated unrealized loss were eliminated in consolidation.

12.  COMMITMENTS AND CONTINGENCIES

The Company leases administrative and marketing office space in approximately 19 cities including 23,586 square feet in Birmingham (excluding the home office building), with most leases being for periods of three to ten years. The aggregate annualized rent is approximately $8.2 million. The following is a schedule by year of future minimum rental payments required under these leases:

Year	Amount
(Dollars In Thousands)
2011	$8,193
2012	5,924
2013	5,938
2014	5,156
2015	3,595
Thereafter	2,953

Additionally, the Company leases a building contiguous to its home office. The lease extends to January 2014. At the end of the lease term the Company may purchase the building for approximately $75 million. The following is a schedule by year of future minimum rental payments required under this lease:

Year	Amount
(Dollars In Thousands)
2011	$716
2012	719
2013	636
2014	75,082

As of December 31, 2010 and 2009, the Company had outstanding mortgage loan commitments of $212.5 million at an average rate of 5.94% and $175.2 million at an average rate of 6.34%, respectively.

Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  COMMITMENTS AND CONTINGENCIES — (Continued)

statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

A number of civil jury verdicts have been returned against insurers, broker dealers and other providers of financial services involving sales, refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, and other matters. Often these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration awards are subject to very limited appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. The Company, in the ordinary course of business, is involved in such litigation and arbitration. The occurrence of such litigation and arbitration may become more frequent and/or severe when general economic conditions have deteriorated. Although the Company cannot predict the outcome of any such litigation or arbitration, the Company does not believe that any such outcome will have a material impact on its financial condition or results of the operations.

13.  SHAREOWNER'S EQUITY

PLC owns all of the 2,000 shares of preferred stock issued by the Company's subsidiary, Protective Life and Annuity Insurance Company ("PL&A"). The stock pays, when and if declared, noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1.0 million. In 2010, 2009, and 2008, PL&A paid no dividends to PLC on its preferred stock.

As of December 31, 2010, approximately $1.9 billion of consolidated shareowner's equity, excluding net unrealized gains on investments, represented net assets of the Company and its insurance subsidiaries that cannot be transferred to PLC. In addition, the Company and its insurance subsidiaries are subject to various state statutory and regulatory restrictions on the insurance subsidiaries' ability to pay dividends to PLC. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. In addition, the Company can receive approximately $35.3 million of ordinary dividends from its subsidiaries in 2011.

14.  STOCK-BASED COMPENSATION

A portion of PLC's 401(k) and Stock Ownership Plan ("401(k) Plan") consists of an Employee Stock Ownership Plan ("ESOP"). The ESOP stock was used to match employee contributions to and to provide other employee benefits. During 2009, all outstanding ESOP shares were allocated from the ESOP to employee 401(k) accounts.

PLC, from time to time, reissued treasury shares or bought additional shares of common stock in the open market to complete its 401(k) Plan obligations. In addition to the shares allocated to employee 401(k) accounts from the ESOP, PLC reissued from treasury 11,896 shares of common stock to the 401(k) Plan during 2008 to complete its 401(k) Plan obligations.

Since 1973, PLC has had stock-based incentive plans to motivate management to focus on its long-range performance through the awarding of stock-based compensation. Under plans approved by shareowners in 1997, 2003, and 2008, up to 7,500,000 PLC shares may be issued in payment of awards.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  STOCK-BASED COMPENSATION — (Continued)

The criteria for payment of performance awards is based primarily upon a comparison of PLC's average return on average equity over a four-year period (earlier upon the death, disability, or retirement of the executive, or in certain circumstances, upon a change in control of PLC) to that of a comparison group of publicly held life and multi-line insurance companies. For the 2008 awards, if PLC's results are below the 25th percentile of the comparison group, no portion of the award is earned. For the 2005-2007 awards, if PLC's results are below the 40th percentile of the comparison group, no portion of the award is earned. If PLC's results are at or above the 90th percentile, the award maximum is earned. Awards are paid in shares of PLC's common stock. No performance share awards were issued during the years ended December 31, 2010 and 2009.

Performance shares were awarded in 2008, 2007, and 2006 and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	Estimated Fair Value
		(Dollars In Thousands)
2008	75,900	$2,900
2007	66,100	2,900
2006	136,030	6,500

Performance shares are equivalent in value to one share of PLC common stock times the award earned percentage payout. In the past, PLC has also issued performance-based stock appreciation rights ("P-SARs"). P-SARs convert to the equivalent of one stock appreciation right ("SARs") if earned times the award percentage payout. The P-SARs, once converted to SARs, expire 10 years after the grant date. As of December 31, 2010, the total outstanding performance shares related to these performance-based plans measured at maximum payouts were 257,800 shares.

SARs of PLC have been granted to certain officers to provide long-term incentive compensation based solely on the performance of PLC's common stock. The SARs are exercisable either five years after the date of grants or in three or four equal annual installments beginning one year after the date of grant (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. The SARs activity as well as weighted-average base price is as follows:

	Weighted-Average Base Price per share	No. of SARs
Balance at December 31, 2007	$31.98	1,262,704
SARs granted	38.45	329,000
SARs exercised / forfeited	32.67	(32,131)
Balance at December 31, 2008	33.33	1,559,573
SARs granted	3.57	915,829
SARs exercised / forfeited	40.16	(6,200)
Balance at December 31, 2009	22.28	2,469,202
SARs granted	18.34	344,400
SARs exercised / forfeited / expired	20.98	(488,765)
Balance at December 31, 2010	$21.97	2,324,837

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  STOCK-BASED COMPENSATION — (Continued)

The following table provides information as of December 31, 2010, about equity compensation plans under which PLC's common stock is authorized for issuance:

Securities Authorized for Issuance under Equity Compensation Plans

Plan category	Number of securities to be issued upon exercise of outstanding options, warrants and rights as of December 31, 2010(a)		Weighted-average exercise price of outstanding options, warrants and rights as of December 31, 2010(b)		Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column(a)) as of December 31, 2010(c)
Equity compensation plans approved by shareowners	2,553,730	(1)	$21.97	(3)	2,902,402	(4)
Equity compensation plans not approved by shareowners	408,113	(2)	Not applicable		Not applicable(5)
Total(2)	2,961,843	(1)(2)	$21.97	(3)	2,902,402	(4)(6)

(1)  Includes the following number of shares of common stock with respect to outstanding awards under the LTIP, determined as provided in the LTIP: (a) 1,511,144 shares issuable with respect to outstanding SARs (assuming for this purpose that one share of common stock will be payable with respect to each outstanding SAR); (b) 88,220 shares issuable with respect to outstanding performance share awards (assuming for this purpose that the awards are payable based on estimated performance under the awards as of September 30, 2010); and (c) 647,672 shares issuable with respect to outstanding restricted stock units (assuming for this purpose that shares will be payable with respect to all outstanding restricted stock units); and (d) 306,694 shares issuable with respect to stock equivalents representing previously earned awards under the LTIP that the recipient deferred under PLC's Deferred Compensation Plan for Officers.

(2)  Includes the following number of shares of common stock, determined as provided in the plans decribed below: (a) 230,526 shares issuable with respect to stock equivalents pursuant to PLC's Deferred Compensation Plan for Directors Who Are Not Employees of PLC; (b) 107,173 shares issuable with respect to stock equivalents pursuant to PLC's Deferred Compensation Plan for Officers; and (c) 70,414 shares issuable with respect to stock equivalents pursuant to PLC's Regional Sales Manager Deferred Bonus Plan.

(3)  Based on exercise prices of outstanding SARs.

(4)  Represents (a) 2,835,902 shares of common stock available for future issuance under the LTIP; and (b) 66,500 shares of common stock available for future issuance under the Stock Plan for Non-Employee Directors.

(5)  The plans listed in Note (2) do not currently have limits on the number of shares of common stock issuable under such plans. The total number of shares of common stock that may be issuable under such plans will depend upon, among other factors, the deferral elections made by the plans' participants.

(6)  Plus any shares that become issuable under the plans listed in Note (2).

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  STOCK-BASED COMPENSATION — (Continued)

The outstanding SARs as of December 31, 2010, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$32.00	360,000	2	360,000
26.49	50,000	3	50,000
41.05	111,700	5	111,700
48.60	38,400	6	38,400
45.70	35,070	6	35,070
43.46	189,475	7	144,075
48.05	3,000	7	2,250
41.12	2,500	7	1,875
38.59	318,700	8	159,350
3.50	869,442	9	268,323
9.54	5,000	9	1,666
17.48	8,000	10	—
18.36	332,550	10	—
20.40	1,000	10	—

The SARs issued for the year ended December 31, 2010 and 2009, had estimated fair values at grant date of $3.3 million and $0.9 million, respectively. These fair values were estimated using a Black-Scholes option pricing model. The assumptions used in this pricing model varied depending on the vesting period of awards. Assumptions used in the model for the 2010 SARs granted (the simplified method under the ASC Compensation-Stock Compensation Topic was used for both the 2010 and 2009 awards) were as follows: an expected volatility of 69.4%, a risk-free interest rate of 2.6%, a dividend rate of 2.4%, a zero percent forfeiture rate, and an expected exercise date of 2016. Assumptions used in the model for the 2009 SARs were as follows: expected volatility ranging from 68.5% to 77.2%, a risk-free interest rate ranging from 2.7% to 3.0%, a dividend rate ranging from 2.3% to 10.3%, a zero percent forfeiture rate, and an expected exercise date of 2015. PLC will pay an amount in stock equal to the difference between the specified base price of PLC's common stock and the market value at the exercise date for each SAR.

Additionally, PLC issued 360,450 restricted stock units for the year ended December 31, 2010. These awards had a total fair value at grant date of $6.6 million. Approximately half of these restricted stock units vest in 2013, and the remainder vest in 2014. For the year ended December 31, 2009, PLC issued 580,700 restricted stock units that had a fair value at grant date of $2.2 million.

PLC recognizes all stock-based compensation expense over the related service period of the award, or earlier for retirement eligible employees. The expense recorded by PLC for its stock-based compensation plans was $10.2 million, $3.9 million, and $4.0 million in 2010, 2009, and 2008, respectively. PLC's obligations of its stock-based compensation plans that are expected to be settled in shares of PLC's common stock are reported as a component of PLC's shareowners' equity, net of deferred taxes.

15.  EMPLOYEE BENEFIT PLANS

In December 2008, the FASB issued guidance which requires additional disclosures related to Postretirement Benefit Plan Assets. This guidance was intended to provide users of financial statements with an understanding of: 1) how investment allocation decisions are made, including the factors that are pertinent to an understanding

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

of investment policies and strategies, 2) the major categories of plan assets, 3) the inputs and valuation techniques used to measure the fair value of plan assets, 4) the effect of fair value measurements using significant unobservable inputs (Level 3) on changes in plan assets for the period, and 5) significant concentrations of risk within plan assets. PLC adopted this guidance effective December 31, 2009, and has included the required disclosures for the Qualified Pension Plan and for the Postretirement Group Life Insurance Plan.

Defined Benefit Pension Plan and Unfunded Excess Benefit Plan

•  PLC sponsors a defined benefit pension plan covering substantially all of its employees. Benefits are based on years of service and the employee's compensation. PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements of Employee Retirement Income Security Act ("ERISA") plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. During the twelve months ended December 31, 2010, PLC made a $6.5 million contribution to its defined benefit pension plan for the 2009 plan year and a $1.8 million contribution to its defined benefit pension plan for the 2010 plan year. In addition, during the first quarter of 2011, PLC contributed $2.1 million to the defined benefit pension plan for the 2010 plan year. PLC has not yet determined what amount it will fund for the remainder of 2011, but estimates that the amount will be between $10.0 million and $13.5 million.

•  Under the Pension Protection Act of 2006 ("PPA"), a plan could be subject to certain benefit restrictions if the plan's adjusted funding target attainment percentage ("AFTAP") drops below 80%. Therefore, PLC may make additional contributions in future periods to maintain an AFTAP of at least 80%. In general, the AFTAP is a measure of how well the plan is funded and is obtained by dividing the plan's assets by the plan's funding liabilities. AFTAP is based on participant data, plan provisions, plan methods and assumptions, funding credit balances, and plan assets as of the plan valuation date. Some of the assumptions and methods used to determine the plan's AFTAP may be different from the assumptions and methods used to measure the plan's funded status on a GAAP basis.

•  PLC also sponsors an unfunded excess benefit plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed on qualified plans by federal tax law.

Effective January 1, 2008, PLC made the following changes to its defined benefit pension plan. These changes have been reflected in the computations within this note.

•  Employees hired after December 31, 2007, will receive benefits under a cash balance plan.

•  Employees active on December 31, 2007, with age plus vesting service less than 55 years will receive a final pay-based pension benefit for service through December 31, 2007, plus a cash balance benefit for service after December 31, 2007.

•  Employees active on December 31, 2007, with age plus vesting service equaling or exceeding 55 years, will receive a final pay-based pension benefit for service both before and after December 31, 2007, with a modest reduction in the formula for benefits earned after December 31, 2007.

•  All participants terminating employment on or after December of 2007 may elect to receive a lump sum benefit.

PLC uses a December 31 measurement date for all of its plans. The following table presents the benefit obligation, fair value of plan assets, and the funded status of PLC's defined benefit pension plan and unfunded

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

excess benefit plan as of December 31. This table also includes the amounts not yet recognized as components of net periodic pension costs as of December 31:

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2010	2009	2010	2009
	(Dollars In Thousands)
Accumulated benefit obligation, end of year	$154,113	$135,129	$30,195	$27,838
Change in projected benefit obligation:
Benefit obligation at beginning of year	$147,373	$130,394	$29,508	$28,327
Service cost	7,423	6,834	584	556
Interest cost	8,091	7,847	1,545	1,701
Amendments	—	—	—	—
Actuarial (gain) or loss	7,890	10,703	1,444	1,627
Special termination benefits	—	—	—	—
Benefits paid	(5,073)	(8,405)	(1,489)	(2,703)
Benefit obligation at end of year	165,704	147,373	31,592	29,508
Change in plan assets:
Fair value of plan assets at beginning of year	102,276	92,052	—	—
Actual return on plan assets	12,355	16,629	—	—
Employer contributions(1)	8,298	2,000	1,489	2,703
Benefits paid	(5,073)	(8,405)	(1,489)	(2,703)
Fair value of plan assets at end of year	117,856	102,276	—	—
After Reflecting FASB guidance:
Funded status	(47,848)	(45,097)	(31,592)	(29,508)
Amounts Recognized in the Balance Sheet:
Other assets	—	—	—	—
Other liabilities	(47,848)	(45,097)	(31,592)	(29,508)
Amounts Recognized in Accumulated Other Comprehensive Income:
Net actuarial loss	66,422	65,444	8,618	7,826
Prior service cost	(2,694)	(3,097)	69	81
Net transition asset	$63,728	$62,347	$8,687	$7,907

(1)  Employer contributions disclosed are based on PLC's fiscal filing year.

Weighted-average assumptions used to determine benefit obligations as of December 31 are as follows:

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2010	2009	2010	2009
Discount rate	5.30%	5.57%	4.79%	5.40%
Rate of compensation increase	2.5 - 3.0	0 - 3.75	3.5 - 4.0	0 - 4.75
Expected long-term return on plan assets	7.75	8.00	N/A	N/A

The assumed discount rates used to determine the benefit obligations were based on an analysis of future benefits expected to be paid under the plans. The assumed discount rate reflects the interest rate at which an amount that is invested in a portfolio of high-quality debt instruments on the measurement date would provide the future cash flows necessary to pay benefits when they come due.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

In assessing the reasonableness of its long-term rate of return assumption, PLC obtained 25 year annualized returns for each of the represented asset classes. In addition, PLC received evaluations of market performance based on PLC's asset allocation as provided by external consultants. A combination of these statistical analytics provided results that PLC utilized to determine an appropriate long-term rate of return assumption.

Weighted-average assumptions used to determine the net periodic benefit cost for the year ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefit Plan
	2010	2009	2008	2010	2009	2008
Discount rate	5.57%	6.30%	6.16%	5.40%	6.30%	6.16%
Rates of compensation increase	0 - 3.75	3.75	3.75	0 - 4.75	4.75	4.75
Expected long-term return on plan assets	8.00	8.00	8.00	N/A	N/A	N/A

Components of the net periodic benefit cost for the years ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefit Plan
	2010	2009	2008	2010	2009	2008
	(Dollars In Thousands)
Service cost — Benefits earned during the period	$7,423	$6,834	$6,880	$584	$556	$571
Interest cost on projected benefit obligation	8,091	7,847	7,419	1,544	1,701	1,677
Expected return on plan assets	(9,349)	(9,569)	(9,915)	—	—	—
Amortization of prior service cost	(403)	(403)	(403)	12	12	12
Amortization of actuarial losses	3,905	2,017	1,599	653	458	565
Total benefit cost	$9,667	$6,726	$5,580	$2,793	$2,727	$2,825

The estimated net actuarial loss, prior service cost, and transition obligation for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2011 are as follows:

	Defined Benefit Pension Plan	Unfunded Excess Benefit Plan
	(Dollars In Thousands)
Net actuarial loss	$4,798	$752
Prior service cost	(403)	12
Transition obligation	—	—

Allocation of plan assets of PLC's defined benefit pension plan by category as of December 31 are as follows:

Asset Category	Target Allocation for 2011	2010	2009
Cash and cash equivalents	2.0%	1.0%	1.0%
Equity securities	60.0	60.0	65.0
Fixed income	38.0	39.0	34.0
Total	100.0%	100.0%	100.0%

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

PLC's target asset allocation is designed to provide an acceptable level of risk and balance between equity assets and fixed income assets. The weighting towards equity securities is designed to help provide for an increased level of asset growth potential and liquidity.

Prior to July 1999, upon an employee's retirement, a distribution from pension plan assets was used to purchase a single premium annuity from the Company in the retiree's name. Therefore, amounts shown above as plan assets exclude assets relating to such retirees. Since July 1999, retiree obligations have been fulfilled from pension plan assets. The defined benefit pension plan has a target asset allocation of 60% domestic equities, 38% fixed income, and 2% cash and cash equivalents. When calculating asset allocation, PLC includes reserves for pre-July 1999 retirees.

PLC's investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits earned by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges (shown above) by major asset categories. The objectives of the target allocations are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans' actuarial assumptions, and achieve asset returns that are competitive with like institutions employing similar investment strategies.

The plan's equity assets are in a Russell 3000 tracking fund that invests in a domestic equity index collective trust managed by Northern Trust Corporation and in an S&P 500 tracking fund (Spartan U.S.) managed by Fidelity. The plan's cash equivalents are invested in a collective trust managed by Northern Trust Corporation. The plan's fixed income assets are invested in a group deposit administration annuity contract with the Company.

Plan assets of the defined benefit pension play by category as of December 31, 2010, are as follows:

Asset Category	Fair Value
(Dollars In Thousands)
Cash and cash equivalents	$2,072
Equity securities:
Russell 3000 Equity Index Fund	54,737
Spartan U.S. Equity Index Fund	21,644
Fixed income	39,403
Total investments	117,856
Employer contribution receivable	1,598
Total	$119,454

The valuation methodologies used to determine the fair values reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value. The Plan's group deposit administration annuity contract with the Company is valued at contract value, which PLC believes approximates fair value. Contract value represents contributions made under the contract, plus interest at the contract rate, less funds used to purchase annuities. Units in collective short-term and collective investment funds are valued at the unit value, which approximates fair value, as reported by the trustee of the collective short-term and collective investment funds on each valuation date. These methods of valuation may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while PLC believes its valuation method is appropriate and consistent with other market participants, the use of

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$—	$2,072	$—	$2,072
Collective investment funds	—	76,381	—	76,381
Group deposit administration annuity contract	—	—	39,403	39,403
Total investments	$—	$78,453	$39,403	$117,856

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$—	$881	$—	$881
Collective investment funds	—	66,503	—	66,503
Group deposit administration annuity contract	—	—	34,892	34,892
Total investments	$—	$67,384	$34,892	$102,276

A reconciliation of the beginning and ending balances for the fair value measurements for which significant unobservable inputs (Level 3) have been used is as follows:

	As of December 31,
	2010	2009
	(Dollars In Thousands)
Balance, beginning of year	$34,892	$38,341
Interest income	1,947	2,051
Transfers from collective short-term investments fund	5,000	—
Transfers to collective short-term investments fund	(2,436)	(5,500)
Balance, end of year	$39,403	$34,892

For the year ended December 31, 2010, $5.0 million was transferred into Level 3 from Level 2. For the year ended December 31, 2010, $2.4 million was transferred into Level 2 from Level 3. These transfers were made to maintain an acceptable asset allocation as set by PLC's investment policy.

For the year ended December 31, 2010, there were no transfers between Level 1 and Level 2.

Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect the amounts reported.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

Estimated future benefit payments under the defined benefit pension plan are as follows:

Years	Defined Benefit Pension Plan	Unfunded Excess Benefit Plan
	(Dollars In Thousands)
2011	$7,683	$2,658
2012	8,380	2,757
2013	9,218	2,500
2014	9,273	2,467
2015	10,423	2,646
2016-2020	65,628	13,288

Other Postretirement Benefits

In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. This postretirement benefit is provided by an unfunded plan. As of December 31, 2010 and 2009, the accumulated postretirement benefit obligation associated with these benefits was $1.3 million and $1.7 million, respectively.

The change in the benefit obligation for the retiree medical plan is as follows:

	As of December 31,
	2010	2009
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$1,659	$1,726
Service cost	15	13
Interest cost	50	81
Amendments	—	—
Actuarial (gain) or loss	(238)	181
Plan participant contributions	272	282
Benefits paid	(449)	(624)
Special termination benefits	—	—
Benefit obligation, end of year	$1,309	$1,659

For a closed group of retirees over age 65, PLC provides a prescription drug benefit. As of December 31, 2010 and 2009, PLC's liability related to this benefit was $0.1 million and $0.1 million, respectively. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

PLC also offers life insurance benefits for retirees from $10,000 up to a maximum of $75,000 which are provided through the payment of premiums under a group life insurance policy. This plan is partially funded at a

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

maximum of $50,000 face amount of insurance. As of December 31, 2010 and 2009, the accumulated postretirement benefit obligation associated with these benefits is as follows:

	As of December 31,
	2010	2009
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$7,337	$6,791
Service cost	110	104
Interest cost	413	409
Amendments	22	—
Actuarial (gain) or loss	387	224
Plan participant contributions	—	—
Benefits paid	(314)	(191)
Special termination benefits	—	—
Benefit obligation, end of year	$7,955	$7,337

For the postretirement life insurance plan, PLC's expected long-term rate of return assumption used to determine benefit obligations and the net periodic benefit cost as of December 31, 2010, is 3.75% and 4.0%, respectively. In assessing the reasonableness of its long term rate of return assumption PLC utilized a 20 year annualized return and a 20 year average return on Barclay's short treasury index. PLC's long term rate of return assumption was determined based on analytics related to these 20 year return results.

Investments of PLC's group life insurance plan are held by Wells Fargo Bank, N.A. Plan assets held by the Custodian are invested in a money market fund.

The fair value of each major category of plan assets PLC's postretirement life insurance plan is as follows:

	For The Year Ended December 31,
Category of Investment	2010	2009	2008
	(Dollars In Thousands)
Money Market Fund	$6,217	$6,235	$6,290

Investments are stated at fair value and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The money market funds are valued based on historical cost, which represents fair value, at year end. This method of valuation may produce a fair value calculation that may not be reflective of future fair values. Furthermore, while PLC believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,217	$—	$—	$6,217

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  EMPLOYEE BENEFIT PLANS — (Continued)

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,235	$—	$—	$6,235

For the year ended December 31, 2010, there were no transfers between levels.

Investments are exposed to various risks, such as interest rate and credit risks. Due to the level of risk associated with investments and the level of uncertainty related to credit risks, it is at least reasonably possible that changes in risk in the near term could materially affect the amounts reported.

401(k) Plan

PLC sponsors a 401(k) Plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code or as after-tax "Roth" contributions. Employees may contribute up to 25% of their eligible annual compensation to the 401(k) Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service ($16,500 for 2010). PLC matches employee contributions dollar for dollar up to a maximum of 4% of an employee's pay per year per person. All matching contributions vest immediately.

Prior to 2009, employee contributions to PLC's 401(k) Plan were matched through use of an ESOP established by PLC. Beginning in 2009, PLC adopted a cash match for employee contributions to the 401(k) plan and recorded an expense of $4.6 million for 2009. For the year ended December 31, 2010, PLC recorded an expense of $5.1 million.

Effective as of January 1, 2005, PLC adopted a supplemental matching contribution program, which is a nonqualified plan that provides supplemental matching contributions in excess of the limits imposed on qualified defined contribution plans by federal tax law. The first allocations under this program were made in early 2006, with respect to the 2005 plan year. The expense recorded by PLC for this employee benefit was $0.2 million, $0.3 million, and $0.5 million, respectively, in 2010, 2009, and 2008.

Deferred Compensation Plan

PLC has established deferred compensation plans for directors, officers, and others. Compensation deferred is credited to the participants in cash, mutual funds, common stock equivalents, or a combination thereof. PLC may, from time to time, reissue treasury shares or buy in the open market shares of common stock to fulfill its obligation under the plans. As of December 31, 2010, the plans had 937,657 common stock equivalents credited to participants. PLC's obligations related to its deferred compensation plans are reported in other liabilities, unless they are to be settled in shares of its common stock, in which case they are reported as a component of PLC's shareowners' equity.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  INCOME TAXES

The Company's effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	For The Year Ended December 31,
	2010	2009	2008
Statutory federal income tax rate applied to pre-tax income	35.0%	35.0%	35.0%
Dividends received deduction and tax-exempt income	(1.4)	(1.2)	7.1
State income taxes	0.5	0.4	0.0
Uncertain tax positions	(0.9)	0.2	(0.5)
Other	0.1	0.3	(4.3)
	33.3%	34.7%	37.3%

The annual provision for federal income tax in these financial statements differs from the annual amounts of income tax expense reported in the respective income tax returns. Certain significant revenues and expenses are appropriately reported in different years with respect to the financial statements and the tax returns.

The components of the Company's income tax expense related to income before the cumulative effect of a change in accounting principle are as follows:

	For The Year Ended December 31,
	2010	2009	2008
	(Dollars In Thousands)
Income tax expense per the income tax returns:
Federal	$3,600	$(60,018)	$6,051
State	2,944	4,133	1,747
Total current	$6,544	$(55,885)	$7,798
Deferred income tax expense:
Federal	$123,415	$204,709	$(39,866)
State	(930)	(1,261)	(147)
Total deferred	$122,485	$203,448	$(40,013)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  INCOME TAXES — (Continued)

The components of the Company's net deferred income tax liability are as follows:

	As of December 31,
	2010	2009
	(Dollars In Thousands)
Deferred income tax assets:
Policy and policyholders liability reserves	$158,549	$230,296
Intercompany losses	44,854	50,445
Invested assets (other than unrealized gains)	90,032	59,216
Unrealized losses on investments	—	146,118
Deferred compensation	2,356	2,622
State tax valuation allowance	(2,414)	(3,071)
	293,377	485,626
Deferred income tax liabilities:
Deferred policy acquisition costs and value of business acquired	1,114,892	1,049,622
Unrealized gain on investments	184,624	—
Other	29,034	13,353
	1,328,550	1,062,975
Net deferred income tax asset (liability)	$(1,035,173)	$(577,349)

The Company's income tax returns, except for Protective Life Insurance Company of New York which files separately, are included in PLC's consolidated U.S. income tax returns.

In management's judgment, the gross deferred income tax asset as of December 31, 2010, will more likely than not be fully realized. During 2010, all capital loss carryforwards were utilized. As of December 31, 2010, there were no U.S. tax ordinary or capital loss carryforwards available for use in subsequent years. With regard to state tax loss carryforwards, the Company has recognized a valuation allowance of $2.4 million and $3.1 million as of December 31, 2010 and 2009, respectively, related to operating loss carryforwards that it has determined are more likely than not to expire unutilized. This resulting favorable change of $0.4 million, net of federal income taxes, reduced state income tax expense in 2010 by the same amount. As of December 31, 2010 and 2009, no valuation allowances were established with regard to deferred tax assets relating to impairments on fixed maturities, capital loss carryforwards, and unrealized losses on investments. As of December 31, 2010 and 2009, the Company relied upon certain prudent and feasible tax-planning strategies and its ability and intent to hold to recovery its fixed maturities that were reported at an unrealized loss. As of December 31, 2010, the Company recorded a net unrealized gain on its fixed maturities. The Company has the ability and the intent to either hold any unrealized loss bond to maturity, thereby avoiding a realized loss, or to generate a realized gain from unrealized gain bonds if such unrealized loss bond is sold at a loss prior to maturity.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  INCOME TAXES — (Continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	As of December 31,
	2010	2009
	(Dollars In Thousands)
Balance, beginning of period	$23,172	$25,289
Additions for tax positions of the current year	—	—
Additions for tax positions of prior years	10,906	110
Reductions of tax positions of prior years:
Changes in judgment	(11,625)	(2,227)
Settlements during the period	—	—
Lapses of applicable statute of limitations	(9,794)	—
Balance, end of period	$12,659	$23,172

Included in the balance above, as of December 31, 2010 and 2009, are approximately $10.4 million and $20.0 million of unrecognized tax benefits, respectively, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductions. Other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective income tax rate but would accelerate to an earlier period the payment of cash to the taxing authority. The total amount of unrecognized tax benefits, if recognized, that would affect the effective income tax rate is approximately $2.2 million and $3.1 million as of December 31, 2010 and as of December 31, 2009, respectively.

Any accrued interest and penalties related to the unrecognized tax benefits have been included in income tax expense. These amounts were a $2.9 million benefit, a $1.2 million expense, and less than $0.1 million expense in 2010, 2009, and 2008, respectively. The Company has approximately $2.8 million and $5.7 million of accrued interest associated with unrecognized tax benefits as of December 31, 2010 and as of December 31, 2009, respectively (before taking into consideration the related income tax benefit that is associated with such an expense).

Using the information available as of December 31, 2010, the Company believes that in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease. With regard to the reconciliation above, the reduction in the amount of unrecognized tax benefits due to lapses of applicable statute of limitations was attributable almost entirely to tax issues that were timing in nature. Therefore, aside from the effect of interest cost, such reduction did not result in a decrease in the overall effective income tax rate. During the 12 months ended December 31, 2010, the Company's uncertain tax position liability decreased in the amount of $11.6 million as a result of new technical guidance and other developments which led the Company to conclude that the full amount of the associated tax benefit was more than 50% likely to be realized. In general, the Company is no longer subject to U.S. federal, state and local income tax examinations by taxing authorities for tax years that began before 2003.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  SUPPLEMENTAL CASH FLOW INFORMATION

The following table sets forth supplemental cash flow information:

	For The Year Ended December 31,
	2010	2009	2008
	(Dollars In Thousands)
Cash paid / (received) during the year:
Interest on non-recourse funding obligations	$57,544	$39,496	$69,080
Income taxes	(79,281)	(360)	(70,912)
Noncash investing and financing activities:
Decrease in collateral for securities lending transactions	(10,630)	(9,755)	(293,046)
Capital contributions from PLC	—	—	92,728

Total cash interest paid on debt for the year ended December 31, 2010, was $57.5 million.

18.  RELATED PARTY TRANSACTIONS

The Company leases furnished office space and computers to affiliates. Lease revenues were $3.4 million, $3.2 million, and $3.0 million for the years ended December 31, 2010, 2009, and 2008, respectively. The Company purchases data processing, legal, investment, and management services from affiliates. The costs of such services were $135.9 million, $130.6 million, and $116.7 million for the years ended December 31, 2010, 2009, and 2008, respectively.

Certain corporations with which PLC's directors were affiliated paid us premiums and policy fees or other amounts for various types of insurance and investment products, interest on bonds we own and commissions on securities underwritings in which our affiliates participated. Such amounts totaled $13.1 million, $13.4 million, and $12.1 million for the years ended December 31, 2010, 2009, and 2008, respectively. In addition, in 2010, PLC also received a $5 million deposit from Regions Bank Stable Principal Fund related to a Guaranteed Investment Contract sold by PLC. The Company and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $7.2 million, $2.7 million, and $1.4 million for the years ended December 31, 2010, 2009, and 2008, respectively.

PLC has guaranteed the Company's obligations for borrowings or letters of credit under the revolving line of credit arrangement to which PLC is also a party. PLC has also issued guarantees, entered into support agreements and/or assumed a duty indemnify its indirect wholly owned captive insurance companies in certain respects. In addition, as of December 31, 2010, PLC is the sole holder of the $800 million balance of outstanding surplus notes issued by one such wholly owned captive insurance company, Golden Gate. Please refer to Part II, Item 7, Management's Discussion and Analysis of Financial Condition and Results of Operations, "Liquidity and Capital Resources", of this report on Form 10-K for additional information regarding these arrangements.

As of February 1, 2000, PLC guaranteed the obligations of the Company under a synthetic lease entered into by the Company, as lessee, with a non-affiliated third party, as lessor. Under the terms of the synthetic lease, financing of $75 million was available to the Company for construction of a new office building and parking deck. The synthetic lease was amended and restated as of January 11, 2007, wherein as of December 31, 2010, PLC continues to guarantee the obligations of the Company thereunder.

The Company and/or certain of its affiliates have reinsurance agreements in place with companies owned by PLC. These agreements relate to certain portions of our service contract business which is included within the Asset Protection segment. These transactions are eliminated at the PLC consolidated level.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18.  RELATED PARTY TRANSACTIONS — (Continued)

The Company and/or certain of its affiliates also utilize certain companies owned by PLC as brokers to sell certain annuity and life products. These products are included in the Life Marketing and Annuities segments and are eliminated at the PLC consolidated level.

19.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

Financial statements prepared in conformity with GAAP differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are as follows: 1) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred, 2) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions, 3) deferred income taxes are not subject to statutory limitations as to amounts recognized and are recognized through earnings as opposed to being charged to shareowner's equity, 4) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to shareowner's equity, 5) furniture and equipment, agents' debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted assets), 6) certain items of interest income, such as mortgage and bond discounts, are amortized differently, and 7) bonds are recorded at their market values instead of amortized cost.

Statutory net income for PLICO was $303.6 million and $549.9 million for the year ended December 31, 2010 and 2009, and a net loss of $300.4 million for the year ended December 31, 2008, respectively. Statutory capital and surplus for PLICO was $2.6 billion as of December 31, 2010 and 2009, respectively.

State insurance regulators and the National Association of Insurance Commissioners ("NAIC") have adopted risk-based capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.

A company's risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company's statutory surplus by comparing it to the RBC. Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2010, the Company's total adjusted capital and company action level RBC was $2.9 billion and $641 million, respectively, providing an RBC ratio of approximately 455%.

As of December 31, 2010, the Company's insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $50.7 million.

20.  FAIR VALUE OF FINANCIAL INSTRUMENTS

Effective January 1, 2008, the Company determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In the first quarter of 2009, the Company adopted the provisions from FASB guidance that is referenced in the Fair Value Measurements and Disclosures Topic for non-financial assets and liabilities (such as property and equipment, goodwill, and other intangible assets) that are required to be measured

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

at fair value on a periodic basis. The effect on the Company's periodic fair value measurements for non-financial assets and liabilities was not material. During 2010, the Company adopted ASU No. 2010-06 — Fair Value Measurements and Disclosures — Improving Disclosures about Fair Value Measurements. See Note 2, Summary of Significant Accounting Policies, for additional information about this Update.

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the consolidated balance sheets are categorized as follows:

•  Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•  Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets

b)  Quoted prices for identical or similar assets or liabilities in non-active markets

c)  Inputs other than quoted market prices that are observable

d)  Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•  Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale Residential mortgage-backed securities	$—	$2,538,253	$20	$2,538,273
Commercial mortgage-backed securities	—	154,058	19,901	173,959
Other asset-backed securities	—	207,638	641,129	848,767
U.S. government-related securities	1,054,203	104,419	15,109	1,173,731
State, municipalities, and political subdivisions	—	963,226	—	963,226
Other government-related securities	14,993	186,214	—	201,207
Corporate bonds	100	15,703,977	64,996	15,769,073
Total fixed maturity securities — available-for-sale	1,069,296	19,857,785	741,155	21,668,236
Fixed maturity securities — trading Residential mortgage-backed securities	—	432,015	—	432,015
Commercial mortgage-backed securities	—	137,606	—	137,606
Other asset-backed securities	—	18,415	59,925	78,340
U.S. government-related securities	383,423	11,369	3,442	398,234
State, municipalities, and political subdivisions	—	160,539	—	160,539
Other government-related securities	—	126,553	—	126,553
Corporate bonds	—	1,642,664	—	1,642,664
Total fixed maturity securities — trading	383,423	2,529,161	63,367	2,975,951
Total fixed maturity securities	1,452,719	22,386,946	804,522	24,644,187
Equity securities	239,832	10,831	66,592	317,255
Other long-term investments(1)	6,794	3,808	31,765	42,367
Short-term investments	341,217	8,028	—	349,245
Total investments	2,040,562	22,409,613	902,879	25,353,054
Cash	236,998	—	—	236,998
Other assets	—	—	—	—
Assets related to separate acccounts
Variable annuity	5,170,193	—	—	5,170,193
Variable universal life	534,219	—	—	534,219
Total assets measured at fair value on a recurring basis	$7,981,972	$22,409,613	$902,879	$31,294,464
Liabilities:
Annuity account balances(2)	$—	$—	$143,264	$143,264
Other liabilities(1)	23,995	27,888	190,529	242,412
Total liabilities measured at fair value on a recurring basis	$23,995	$27,888	$333,793	$385,676

(1)  Includes certain freestanding and embedded derivatives.

(2)  Represents liabilities related to equity indexed annuities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale
Residential mortgage-backed securities	$—	$3,357,952	$23	$3,357,975
Commercial mortgage-backed securities	—	142,483	844,535	987,018
Other asset-backed securities	—	360,797	693,930	1,054,727
U.S. government-related bonds	441,662	30,198	15,102	486,962
State, municipalities, and political subdivisions	—	350,632	—	350,632
Other government-related bonds	16,992	389,379	—	406,371
Corporate bonds	200	13,108,681	86,292	13,195,173
Total fixed maturity securities — available-for-sale	458,854	17,740,122	1,639,882	19,838,858
Fixed maturity securities — trading	277,108	2,574,205	105,089	2,956,402
Total fixed maturity securities	735,962	20,314,327	1,744,971	22,795,260
Equity securities	174,829	92	60,203	235,124
Other long-term investments(1)	—	22,926	28,025	50,951
Short-term investments	973,461	66,486	—	1,039,947
Total investments	1,884,252	20,403,831	1,833,199	24,121,282
Cash	162,858	—	—	162,858
Other assets	4,977	—	—	4,977
Assets related to separate accounts
Variable annuity	2,948,457	—	—	2,948,457
Variable universal life	316,007	—	—	316,007
Total assets measured at fair value on a recurring basis	$5,316,551	$20,403,831	$1,833,199	$27,553,581
Liabilities:
Annuity account balances(2)	$—	$—	$149,893	$149,893
Other liabilities(1)	—	40,873	105,838	146,711
Total liabilities measured at fair value on a recurring basis	$—	$40,873	$255,731	$296,604

(1)  Includes certain freestanding and embedded derivatives.

(2)  Represents liabilities related to equity indexed annuities.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines certain fair

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity, and where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments as listed in the above table.

The fair value of fixed maturity, short-term, and equity securities is determined by management after considering one of three primary sources of information: third party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for non-binding prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Third party pricing services price over 90% of the Company's fixed maturity securities. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations, which are considered to have no significant unobservable inputs. When using non-binding independent broker quotations, the Company obtains one quote per security, typically from the broker from which we purchased the security. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third party pricing service or an independent broker quotation.

The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, assigned by brokers, incorporate the issuer's credit rating, liquidity discounts, weighted-average of contracted cash flows, risk premium, if warranted, due to the issuer's industry, and the security's time to maturity. The Company uses credit ratings provided by nationally recognized rating agencies.

For securities that are priced via non-binding independent broker quotations, the Company assesses whether prices received from independent brokers represent a reasonable estimate of fair value through an analysis using internal and external cash flow models developed based on spreads and, when available, market indices. The Company uses a market-based cash flow analysis to validate the reasonableness of prices received from independent brokers. These analytics, which are updated daily, incorporate various metrics (yield curves, credit spreads, prepayment rates, etc.) to determine the valuation of such holdings. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the analytics, the price received from the independent broker is adjusted accordingly. The Company did not adjust any quotes or prices received from brokers during the year ended December 31, 2010.

The Company has analyzed the third party pricing services' valuation methodologies and related inputs and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs that is in accordance with the Fair Value Measurements and Disclosures Topic of the ASC. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third party pricing services are classified into Level 2 because the significant inputs used in pricing the securities are market observable and the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

observable inputs are corroborated by the Company. Since the matrix pricing of certain debt securities includes significant non-observable inputs, they are classified as Level 3.

Asset-Backed Securities

This category mainly consists of residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities (collectively referred to as asset-backed securities "ABS"). As of December 31, 2010, the Company held $3.5 billion of ABS classified as Level 2. These securities are priced from information provided by a third party pricing service and independent broker quotes. The third party pricing services and brokers mainly value securities using both a market and income approach to valuation. As part of this valuation process they consider the following characteristics of the item being measured to be relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, and 7) credit ratings of the securities.

After reviewing these characteristics of the ABS, the third party pricing service and brokers use certain inputs to determine the value of the security. For ABS classified as Level 2, the valuation would consist of predominantly market observable inputs such as, but not limited to: 1) monthly principal and interest payments on the underlying assets, 2) average life of the security, 3) prepayment speeds, 4) credit spreads, 5) treasury and swap yield curves, and 6) discount margin.

As of December 31, 2010, the Company held $721.0 million of Level 3 ABS, which included $59.9 million of other asset-backed securities classified as trading. These securities are predominantly ARS whose underlying collateral is at least 97% guaranteed by the FFELP. As a result of the ARS market collapse during 2008, the Company prices its ARS using an income approach valuation model. As part of the valuation process the Company reviews the following characteristics of the ARS in determining the relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, and 7) credit ratings of the securities.

Available-for-sale ABSs classified as Level 3 had, but were not limited to, the following inputs:

Investment grade credit rating	100.0%
Weighted-average yield	1.2%
Amortized cost	$672.6 million
Weighted-average life	7.5 years

Corporate bonds, U.S. Government-related securities, and Other government related securities

As of December 31, 2010, the Company classified approximately $18.9 billion of corporate bonds, U.S. government-related securities, and other government-related securities as Level 2. The fair value of the Level 2 bonds and securities is predominantly priced by broker quotes and a third party pricing service. The Company has reviewed the valuation techniques of the brokers and third party pricing service and has determined that such techniques used Level 2 market observable inputs. The following characteristics of the bonds and securities are considered to be the primary relevant inputs to the valuation: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) seniority, and 4) credit ratings.

The brokers and third party pricing service utilizes a valuation model that consists of a hybrid income and market approach to valuation. The pricing model utilizes the following inputs: 1) principal and interest payments,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

2) treasury yield curve, 3) credit spreads from new issue and secondary trading markets, 4) dealer quotes with adjustments for issues with early redemption features, 5) liquidity premiums present on private placements, and 6) discount margins from dealers in the new issue market.

As of December 31, 2010, the Company classified approximately $83.5 million of bonds and securities as Level 3 valuations. The fair value of the Level 3 bonds and securities are derived from an internal pricing model that utilizes a hybrid market/income approach to valuation. The Company reviews the following characteristics of the bonds and securities to determine the relevant inputs to use in the pricing model: 1) coupon rate, 2) years to maturity, 3) seniority, 4) embedded options, 5) trading volume, and 6) credit ratings.

Level 3 bonds and securities primarily represent investments in illiquid bonds for which no price is readily available. To determine a price, the Company uses a discounted cash flow model with both observable and unobservable inputs. These inputs are entered into an industry standard pricing model to determine the final price of the security. These inputs include: 1) principal and interest payments, 2) coupon, 3) sector and issuer level spreads, 4) underlying collateral, 5) credit ratings, 6) maturity, 7) embedded options, 8) recent new issuance, 9) comparative bond analysis, and 10) an illiquidity premium.

Bonds and securities classified as Level 3 had, but were not limited to, the following weighted-average inputs:

Investment grade credit rating	81.1%
Weighted-average yield	5.2%
Weighted-average coupon	5.9%
Amortized cost	$79.9 million
Weighted-average stated maturity	6.7 years

Equities

As of December 31, 2010, the Company held approximately $77.4 million of equity securities classified as Level 2 and Level 3. Of this total, $60.7 million represents Federal Home Loan Bank stock. The Company believes that the cost of the Federal Home Loan Bank stock approximates fair value. The remainder of these equity securities is primarily made up of holdings we have obtained through bankruptcy proceedings or debt restructurings.

Other long-term investments and Other liabilities

Other long-term investments and other liabilities consist entirely of free standing and embedded derivative instruments. Refer to Note 21, Derivative Financial Instruments for additional information related to derivatives. Derivative instruments are valued using exchange prices, independent broker quotations, or pricing valuation models, which utilize market data inputs. Excluding embedded derivatives, as of December 31, 2010, 59.6% of derivatives based upon notional values were priced using exchange prices or independent broker quotations. The remaining derivatives were priced by pricing valuation models, which predominantly utilize observable market data inputs. Inputs used to value derivatives include, but are not limited to, interest swap rates, credit spreads, interest and equity volatility, equity index levels, and treasury rates. The Company performs monthly analysis on derivative valuations that includes both quantitative and qualitative analysis.

Derivative instruments classified as Level 1 include futures and certain options, which are traded on active exchange markets.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Derivative instruments classified as Level 2 primarily include interest rate, inflation, currency exchange, and credit default swaps. These derivative valuations are determined using independent broker quotations, which are corroborated with observable market inputs.

Derivative instruments classified as Level 3 were total return swaps and embedded derivatives and include at least one non-observable significant input. A derivative instrument containing Level 1 and Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the changes in fair value on derivatives reported in Level 3 may not reflect the offsetting impact of the changes in fair value of the associated assets and liabilities.

The GMWB embedded derivative is carried at fair value in "other assets" and "other liabilities" on the Company's consolidated balance sheet. The changes in fair value are recorded in earnings as "Realized investment gains (losses) — derivative financial instruments"; refer to Note 21, Derivative Financial Instruments for more information related to GMWB embedded derivative gains and losses. The fair value of the GMWB embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using 1,000 risk neutral equity scenarios and policyholder behavior assumptions. The risk neutral scenarios are generated using the current swap curve and projected equity volatilities and correlations. The projected equity volatilities are based on a blend of historical volatility and near-term equity market implied volatilities. The equity correlations are based on historical price observations. For policyholder behavior assumptions, expected lapse and utilization assumptions are used and updated for actual experience, as necessary. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. The present value of the cash flows is found using the discount rate curve, which is London Interbank Offered Rate ("LIBOR") plus a credit spread (to represent the Company's non-performance risk). As a result of using significant unobservable inputs, the GMWB embedded derivative is categorized as Level 3. These assumptions are reviewed on a quarterly basis.

The Company has ceded certain blocks of policies under modified coinsurance agreements in which the investment results of the underlying portfolios are passed directly to the reinsurers. As a result, these agreements are deemed to contain embedded derivatives that must be reported at fair value. Changes in fair value of the embedded derivatives are reported in earnings. The investments supporting these agreements are designated as "trading securities"; therefore changes in fair value of such investments are reported in earnings. The fair value of the embedded derivatives represents the unrealized gain or loss on the block of business in relation to the unrealized gain or loss of the trading securities. As a result, changes in fair value of the embedded derivatives reported in earnings are largely offset by the changes in fair value of the investments.

Annuity account balances

The equity indexed annuity ("EIA") model calculates the present value of future benefit cash flows less the projected future profits to quantify the net liability that is held as a reserve. This calculation is done on a stochastic basis using 1,000 risk neutral equity scenarios. The cash flows are discounted using LIBOR plus a credit spread. Best estimate assumptions are used for partial withdrawals, lapses, expenses and asset earned rate with a risk margin applied to each. These assumptions are reviewed annually as a part of the formal unlocking process.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Included in the chart below, are current key assumptions which include risk margins for the Company. These assumptions are reviewed for reasonableness on a quarterly basis.

Asset Earned Rate	5.90%
Admin Expense per Policy	$91
Partial Withdrawal Rate (for ages less than 70)	2.20%
Partial Withdrawal Rate (for ages 70 and greater)	2.20%
Mortality	65% of 94 GMDB table
Lapse	2.2% to 55% depending on the surrender charge period
Return on Assets	1.5% to 1.85% depending on the guarantee period

The discount rate for the equity indexed annuities is based on an upward sloping rate curve which is updated each quarter. The discount rates for December 31, 2010, ranged from a one month rate of 0.58%, a 5 year rate of 3.51%, and a 30 year rate of 5.50%.

Separate Accounts

Separate account assets are invested in open-ended mutual funds and are included in Level 1.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2010, for which the Company has used significant unobservable inputs (Level 3):

		Total Realized and Unrealized Gains (losses)						Total Gains (losses) included in Earnings related to
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Purchases, Issuances, and Settlements (net)		Transfers in and/or out of Level 3	Ending Balance	Instruments still held at the Reporting Date
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale
Residential mortgage-backed securities	$23	$(31)	$(4)	$32		$—	$20	$—
Commercial mortgage-backed securities	844,535	—	40,064	(843,065	)(3)	(21,633)	19,901	—
Other asset-backed securities	693,930	5,868	40,122	(89,453)		(9,338)	641,129	—
U.S. government-related securities	15,102	—	(6)	13		—	15,109	—
States, municipals, and political subdivisions	—	—	—	—		—	—	—
Other government-related securities	—	—	—	—		—	—	—
Corporate bonds	86,292	—	2,281	36,832		(60,409)	64,996	—
Total fixed maturity securities — available-for-sale	1,639,882	5,837	82,457	(895,641)		(91,380)	741,155	—
Fixed maturity securities — trading
Residential mortgage-backed securities	7,244	(1)	—	(3,855)		(3,388)	—	—
Commercial mortgage-backed securities	—	—	—	—		—	—	—
Other asset-backed securities	47,509	655	—	11,761		—	59,925	168
U.S. government-related securities	3,310	138	—	(6)		—	3,442	137
States, municipals and political subdivisions	4,994	77	—	—		(5,071)	—	—
Other government-related securities	41,965	1,058	—	(47)		(42,976)	—	—
Corporate bonds	67	(66)	—	26,794		(26,795)	—	—
Total fixed maturity securities — trading	105,089	1,861	—	34,647		(78,230)	63,367	305
Total fixed maturity securities	1,744,971	7,698	82,457	(860,994)		(169,610)	804,522	305
Equity securities	60,203	3,484	(266)	(796)		3,967	66,592	—
Other long-term investments(1)	28,025	3,740	—	—		—	31,765	3,740
Short-term investments	—	—	—	—		—	—	—
Total investments	1,833,199	14,922	82,191	(861,790)		(165,643)	902,879	4,045
Total assets measured at fair value on a recurring basis	$1,833,199	$14,922	$82,191	$(861,790)		$(165,643)	$902,879	$4,045
Liabilities:
Annuity account balances(2)	$149,893	$(2,046)	$—	$8,675		$—	$143,264	$—
Other liabilities(1)	105,838	(84,691)	—	—		—	190,529	(84,691)
Total liabilities measured at fair value on a recurring basis	$255,731	$(86,737)	$—	$8,675		$—	$333,793	$(84,691)

(1)  Represents certain freestanding and embedded derivatives.

(2)  Represents liabilities related to equity indexed annuities.

(3)  Represents mortgage loan held by the trusts that have been consolidated upon the adoption of ASU No. 2009-17. See Note 11, Variable Interest Entities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

For the year ended December 31, 2010, $55.8 million of securities were transferred into Level 3. This amount was transferred almost entirely from Level 2. These transfers resulted from securities that were priced by independent pricing services or brokers in previous quarters, using no significant unobservable inputs, but were priced internally using significant unobservable inputs where market observable inputs were no longer available as of December 31, 2010.

For the year ended December 31, 2010, $221.4 million of securities were transferred out of Level 3. This amount was transferred almost entirely to Level 2. These transfers resulted from securities that were previously valued using an internal model that utilized significant unobservable inputs but were valued internally or by independent pricing services or brokers, utilizing no significant unobservable inputs, as of December 31, 2010.

For the year ended December 31, 2010, $19.6 million of securities were transferred from Level 2 to Level 1. There transfers resulted from securities that were previously priced internally, using market-based inputs, but were valued by independent pricing services, using quoted market prices, as of December 31, 2010.

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2009, for which the Company has used significant unobservable inputs (Level 3):

		Total Realized and Unrealized Gains (losses)					Total Gains (losses) included in Earnings related to
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Purchases, Issuances, and Settlements (net)	Transfers in and/or out of Level 3	Ending Balance	Instruments still held at the Reporting Date
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale
Residential mortgage-backed securities	$34	$(13,984)	$9,417	$1,000	$3,556	$23	$—
Commercial mortgage-backed securities	855,817	—	39,602	(50,884)	—	844,535	—
Other asset-backed securities	682,710	(31)	5,303	9,070	(3,122)	693,930	—
U.S. government-related bonds	10,072	—	769	14,772	(10,511)	15,102	—
State, municipalities, and political subdivisions	—	—	—	—	—	—	—
Other government-related bonds	—	—	—	—	—	—	—
Corporate bonds	78,599	(9)	7,294	(32,132)	32,540	86,292	—
Total fixed maturity securities — available-for-sale	1,627,232	(14,024)	62,385	(58,174)	22,463	1,639,882	—
Fixed maturity securities — trading	32,645	8,568	—	91,517	(27,641)	105,089	6,585
Total fixed maturity securities	1,659,877	(5,456)	62,385	33,343	(5,178)	1,744,971	6,585
Equity securities	58,933	(56)	33	1,314	(21)	60,203	—
Other long-term investments(1)	264,173	(236,148)	—	—	—	28,025	(236,148)
Short-term investments	1,161	—	(286)	—	(875)	—	—
Total investments	1,984,144	(241,660)	62,132	34,657	(6,074)	1,833,199	(229,563)
Total assets measured at fair value on a recurring basis	$1,984,144	$(241,660)	$62,132	$34,657	$(6,074)	$1,833,199	$(229,563)
Liabilities:
Annuity account balances(2)	$152,762	$(5,259)	$—	$8,128	$—	$149,893	$—
Other liabilities(1)	113,311	7,473	—	—	—	105,838	7,473
Total liabilities measured at fair value on a recurring basis	$266,073	$2,214	$—	$8,128	$—	$255,731	$7,473

(1)  Represents certain freestanding and embedded derivatives

(2)  Represents liabilities related to equity indexed annuities

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Total realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either realized investment gains (losses) within the consolidated statements of income (loss) or other comprehensive income (loss) within shareowner's equity based on the appropriate accounting treatment for the item.

Purchases, sales, issuances, and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily relates to purchases and sales of fixed maturity securities and issuances and settlements of equity indexed annuities.

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. The asset transfers in the table(s) above primarily related to positions moved from Level 3 to Level 2 as the Company determined that certain inputs were observable.

The amount of total gains (losses) for assets and liabilities still held as of the reporting date primarily represents changes in fair value of trading securities and certain derivatives that exist as of the reporting date and the change in fair value of equity indexed annuities.

Estimated Fair Value of Financial Instruments

The carrying amounts and estimated fair values of the Company's financial instruments as of the periods shown below are as follows:

	As of December 31,
	2010		2009
	Carrying Amounts	Fair Values	Carrying Amounts	Fair Values
	(Dollars In Thousands)
Assets:
Mortgage loans on real estate	$4,883,400	$5,326,037	$3,876,890	$4,123,375
Policy loans	793,448	793,448	794,276	794,276
Liabilities:
Stable value product account balances	$3,076,233	$3,163,902	$3,581,150	$3,758,422
Annuity account balances	10,591,605	10,451,526	9,911,040	9,655,208
Mortgage loan backed certificates	61,678	63,127	—	—
Non-recourse funding obligations	1,360,800	1,210,894	1,555,000	1,360,759

Except as noted below, fair values were estimated using quoted market prices.

Fair Value Measurements

Mortgage loans on real estate

The Company estimates the fair value of mortgage loans using an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company's current mortgage loan lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company's determined representative risk adjustment assumptions related to nonperformance and liquidity risks.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Policy loans

The Company believes the fair value of policy loans approximates book value. Policy loans are funds provided to policy holders in return for a claim on the account value of the policy. The funds provided are limited to a certain percent of the account balance. The nature of policy loans is to have low default risk as the loans are fully collateralized by the value of the policy. The majority of policy loans do not have a stated maturity and the balances and accrued interest are repaid with proceeds from the policy account balance. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates carrying value.

Stable value product and Annuity account balances

The Company estimates the fair value of stable value product account balances and annuity account balances using models based on discounted expected cash flows. The discount rates used in the models were based on a current market rate for similar financial instruments.

Non-recourse funding obligations

As of December 31, 2010, the Company estimated the fair value of its non-recourse funding obligations using internal discounted cash flow models. The discount rates used in the model were based on a current market yield for similar financial instruments.

21.  DERIVATIVE FINANCIAL INSTRUMENTS

The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce exposure to interest rate risk, inflation risk, currency exchange risk, volatility risk, and equity market risk. These strategies are developed through the Company's analysis of data from financial simulation models and other internal and industry sources, and are then incorporated into the Company's risk management program.

Derivative instruments expose the Company to credit and market risk and could result in material changes from period to period. The Company minimizes its credit risk by entering into transactions with highly rated counterparties. The Company manages the market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and risk management strategies. In addition, all derivative programs are monitored by our risk management department.

Derivative instruments that are used as part of the Company's interest rate risk management strategy include interest rate swaps, interest rate futures, interest rate options, and interest rate swaptions. The Company's inflation risk management strategy involves the use of swaps that requires the Company to pay a fixed rate and receive a floating rate that is based on changes in the Consumer Price Index ("CPI"). The Company also uses equity options and futures, interest rate futures, and variance swaps to mitigate its exposure to the value of equity indexed annuity contracts and guaranteed benefits related to variable annuity contracts.

The Company records its derivative instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship in accordance with GAAP. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

as a fair value hedge, cash flow hedge, or a hedge related to foreign currency exposure. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss realized on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction impacts earnings. The remaining gain or loss on these derivatives is recognized as ineffectiveness in current earnings during the period of the change. For derivatives that are designated and qualify as fair value hedges, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings during the period of change in fair values. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis. The Company accounts for changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "realized investment gains (losses) — derivative financial instruments".

Cash-Flow Hedges

•  During 2004 and 2005, in connection with the issuance of inflation adjusted funding agreements, the Company entered into swaps to convert the floating CPI-linked interest rate on the contracts to a fixed rate. The Company paid a fixed rate on the swap and received a floating rate equal to the CPI change paid on the funding agreements.

•  During 2006 and 2007, the Company entered into interest rate swaps to convert LIBOR based floating rate interest payments on funding agreements to fixed rate interest payments.

Other Derivatives

The Company also uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been designated by the Company for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

•  The Company uses interest rate swaps to convert the fixed interest rate payments on certain of its debt obligations to a floating rate. Interest is exchanged periodically on the notional value, with the Company receiving the fixed rate and paying various LIBOR-based rates. As of December 31, 2010, the Company did not hold any positions in these swaps. For the year ended December 31, 2009 and 2008, the Company recognized pre-tax losses of $0.1 million and pre-tax gains of $15.2 million, respectively, representing the change in value of these derivatives and related net settlements.

•  The Company uses equity and interest rate futures to mitigate the interest rate risk related to certain guaranteed minimum benefits within our variable annuity products. In general, the cost of such benefits varies with the level of equity and interest rate markets and overall volatility. The equity futures resulted in net pre-tax losses of $42.3 million and the interest rate futures resulted in a pre-tax loss of $11.8 million for the year ended December 31, 2010. Derivatives related to equity futures were not held in the year-ago periods.

•  The interest rate futures held by the Company during 2009 were used to mitigate interest rate risk associated with our commitment to fund pending commercial mortgage loans. For the year ended December 31, 2009 and 2008, the Company recognized a pre-tax gain of $6.9 million and a pre-tax loss of $25.8 million, respectively, as a result of changes in value of these futures positions.

•  The Company uses certain interest rate swaps to mitigate interest rate risk related to floating rate exposures. The Company recognized a pre-tax loss of $8.4 million, a pre-tax gain of $39.3 million and a pre-tax loss of $24.9 million, respectively, on interest rate swaps for the year ended December 31, 2010, 2009, and 2008.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

•  The Company uses other swaps and options to manage risk related to other exposures. The Company recognized pre-tax losses of $3.4 million and $6.1 million and a pre-tax loss of $14.7 million for the year ended December 31, 2010, 2009, and 2008, respectively, for the change in fair value of these derivatives.

•  The Company is involved in various modified coinsurance and funds withheld arrangements which contain embedded derivatives that must be reported at fair value. Changes in fair value are recorded in current period earnings. The investment portfolios that support the related modified coinsurance reserves and funds withheld arrangements had mark-to-market changes which substantially offset the gains or losses on these embedded derivatives.

•  The Company has an interest rate floor agreement and an yearly renewable term ("YRT") premium support arrangement with PLC. The Company recognized pre-tax losses of $4.8 million and pre-tax gains of $4.3 million and $1.3 million for the years ended December 31, 2010, 2009, and 2008, respectively, related to the interest rate floor agreement. There are no YRT premium support arrangement gains or losses for the year ended December 31, 2010.

•  The Company markets certain variable annuity products with a GMWB rider. The GMWB component is considered an embedded derivative, not considered to be clearly and closely related to the host contract. The Company recognized a pre-tax loss of $5.8 million, a pre-tax gain of $19.2 million, and a pre-tax loss of $32.9 million for the year ended December 31, 2010, 2009, and 2008, respectively, related to these embedded derivatives.

The tables below present information about the nature and accounting treatment of the Company's primary derivative financial instruments and the location in and effect on the consolidated financial statements for the periods presented below:

	As of December 31,
	2010		2009
	Notional Amount	Fair Value	Notional Amount	Fair Value
	(Dollars In Thousands)
Other long-term investments
Derivatives not designated as hedging instruments:
Interest rate swaps	$25,000	$3,808	$75,000	$16,174
Interest rate floors/YRT premium support arrangements	770,261	6,700	660,734	11,500
Embedded derivative — Modco reinsurance treaties	29,563	2,687	1,883,109	5,907
Embedded derivative — GMWB	1,094,395	22,346	429,562	10,579
Other	100,507	6,826	66,250	6,791
	$2,019,726	$42,367	$3,114,655	$50,951
Other liabilities
Cash flow hedges:
Inflation	$293,379	$12,005	$343,526	$19,141
Interest rate	75,000	6,747	175,000	11,965
Derivatives not designated as hedging instruments:
Interest rate swaps	110,000	9,137	110,000	7,011
Embedded derivative — Modco reinsurance treaties	2,842,862	146,105	1,077,376	81,339
Embedded derivative — GMWB	1,493,745	41,948	660,090	24,423
Interest rate futures	598,357	16,764	—	—
Equity futures	327,321	7,231	—	—
Other	339,350	2,475	12,703	2,832
	$6,080,014	$242,412	$2,378,695	$146,711

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Gain (Loss) on Derivatives in Cash Flow Relationship

	For The Year Ended December 31,
	2010			2009
	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income (loss)	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income (loss)
	(Dollars In Thousands)
Gain (loss) recognized in other comprehensive income (loss) (effective portion):
Interest rate	$—	$—	$(2,979)	$—	$—	$(2,442)
Inflation	—	—	3,494	—	—	28,723
Gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion):
Interest rate	$—	$(6,650)	$—	$—	$(7,887)	$—
Inflation	—	(3,303)	—	—	(11,635)	—
Gain (loss) recognized in income (ineffective portion):
Inflation	$116	$—	$—	$1,570	$—	$—

Based on the expected cash flows of the underlying hedged items, the Company expects to reclassify $0.2 million out of accumulated other comprehensive income (loss) into earnings during the next twelve months.

Realized investment gains (losses) — derivative financial instruments

	For The Year Ended December 31,
	2010	2009
	(Dollars In Thousands)
Interest rate risk:
Interest rate futures	$(11,778)	$6,889
Interest rate swaps	(8,427)	39,317
Interest rate floors	(4,800)	4,300
Embedded derivative — Modco reinsurance treaties	(67,989)	(252,698)
Embedded derivative — GMWB	(5,757)	19,246
Derivatives related to equity futures	(42,258)	—
Derivatives related to equity options and volatility swaps	(4,257)	—
Other	828	6,066
	$(144,438)	$(176,880)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Realized investment gains (losses) — all other investments

	For The Year Ended December 31,
	2010	2009
	(Dollars In Thousands)
Fixed income Modco trading portfolio(1)	$109,399	$285,178

(1)  The Company elected to include the use of alternate disclosures for trading activities

22.  OPERATING SEGMENTS

The Company has several operating segments each having a strategic focus. An operating segment is distinguished by products, channels of distribution, and/or other strategic distinctions. The Company periodically evaluates its operating segments, as prescribed in the ASC Segment Reporting Topic, and makes adjustments to its segment reporting as needed. A brief description of each segment follows.

•  The Life Marketing segment markets UL, variable universal life, level premium term insurance ("traditional"), and bank-owned life insurance ("BOLI") products on a national basis primarily through networks of independent insurance agents and brokers, stockbrokers, and independent marketing organizations.

•  The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment's primary focus is on life insurance policies and annuity products that were sold to individuals. In the ordinary course of business, the Acquisitions segment regularly considers acquisitions of blocks of policies or insurance companies. The level of the segment's acquisition activity is predicated upon many factors, including available capital, operating capacity, and market dynamics. Policies acquired through the Acquisitions segment are typically "closed" blocks of business (no new policies are being marketed). Therefore, in such instances, earnings and account values are expected to decline as the result of lapses, deaths, and other terminations of coverage unless new acquisitions are made.

•  The Annuities segment markets fixed and variable annuity products. These products are primarily sold through broker-dealers, financial institutions, and independent agents and brokers.

•  The Stable Value Products segment sells GFAs to special purpose entities that in turn issue notes or certificates in smaller, transferable denominations. The segment also markets fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. In addition, the segment also issues funding agreements to the FHLB. Additionally, the segment markets GICs to 401(k) and other qualified retirement savings plans.

•  The Asset Protection segment markets extended service contracts and credit life and disability insurance to protect consumers' investments in automobiles and recreational vehicles. In addition, the segment markets a GAP product. GAP coverage covers the difference between the loan pay-off amount and an asset's actual cash value in the case of a total loss.

•  The Corporate and Other segment primarily consists of net investment income (including the impact of carrying excess liquidity), expenses not attributable to the segments above, and a trading portfolio that was previously part of a variable interest entity. This segment also includes earnings from several non-strategic or run-off lines of business, the operations of several small subsidiaries, and various investment-related transactions.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  OPERATING SEGMENTS — (Continued)

The Company uses the same accounting policies and procedures to measure segment operating income (loss) and assets as it uses to measure consolidated net income (loss) and assets. Segment operating income (loss) is income (loss) before income tax excluding net realized investment gains and losses (net of the related amortization of DAC/ VOBA and participating income from real estate ventures), and the cumulative effect of change in accounting principle. Periodic settlements of derivatives associated with corporate debt and certain investments and annuity products are included in realized gains and losses but are considered part of operating income because the derivatives are used to mitigate risk in items affecting consolidated and segment operating income (loss). Segment operating income (loss) represents the basis on which the performance of the Company's business is internally assessed by management. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC/VOBA are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. Investments and other assets are allocated based on statutory policy liabilities, while DAC/VOBA and goodwill are shown in the segments to which they are attributable.

During the first quarter of 2010, the Company recorded a $7.8 million decrease in reserves related to the final settlement in the runoff Lender's Indemnity line of business.

There were no significant intersegment transactions during the years ended December 31, 2010, 2009, and 2008.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  OPERATING SEGMENTS — (Continued)

The following tables summarize financial information for the Company's segments:

	For The Year Ended December 31,
	2010	2009	2008
	(Dollars In Thousands)
Revenues
Life Marketing	$1,127,924	$1,016,321	$927,071
Acquisitions	761,344	777,181	716,722
Annuities	500,697	507,267	338,776
Stable Value Products	168,127	220,857	331,286
Asset Protection	269,597	271,749	283,572
Corporate and Other	109,295	134,713	(259,096)
Total revenues	$2,936,984	$2,928,088	$2,338,331
Segment Operating Income (Loss)
Life Marketing	$147,101	$139,385	$186,179
Acquisitions	111,143	133,760	136,479
Annuities	49,847	53,258	15,528
Stable Value Products	39,207	61,963	89,811
Asset Protection	22,673	16,114	20,129
Corporate and Other	(13,458)	92,238	(99,292)
Total segment operating income	356,513	496,718	348,834
Realized investment (losses) gains — investments(1)	111,915	129,021	(593,094)
Realized investment (losses) gains — derivatives(2)	(81,161)	(200,705)	157,887
Income tax (expense) benefit	(129,029)	(147,563)	32,215
Net income (loss)	$258,238	$277,471	$(54,158)
(1) Realized investment (losses) gains — investments	$117,056	$123,818	$(592,246)
Less: related amortization of DAC	5,141	(5,203)	848
	$111,915	$129,021	$(593,094)
(2) Realized investment gains (losses) — derivatives	$(144,438)	$(176,880)	$116,592
Less: settlements on certain interest rate swaps	168	1,205	(324)
Less: derivative activity related to certain annuities	(63,445)	22,620	(40,971)
	$(81,161)	$(200,705)	$157,887
Net investment income
Life Marketing	$387,953	$361,921	$349,591
Acquisitions	458,703	479,743	530,028
Annuities	482,264	440,096	347,522
Stable Value Products	171,327	221,688	328,353
Asset Protection	23,959	28,448	33,272
Corporate and Other	100,639	71,167	29,448
Total net investment income	$1,624,845	$1,603,063	$1,618,214
Amortization of deferred policy acquisition costs and value of business acquired
Life Marketing	$91,363	$144,125	$94,422
Acquisitions	64,410	59,025	74,384
Annuities	(3,182)	81,928	616
Stable Value Products	5,430	3,471	4,467
Asset Protection	29,540	29,908	30,459
Corporate and Other	1,694	1,900	2,149
Total amortization of deferred policy acquisition costs	$189,255	$320,357	$206,497

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  OPERATING SEGMENTS — (Continued)

	Operating Segment Assets As of December 31, 2010
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$9,623,944	$10,270,540	$12,603,533	$3,069,330
Deferred policy acquisition costs and value of business acquired	2,475,621	810,681	471,163	6,903
Goodwill	—	41,812	—	—
Total assets	$12,099,565	$11,123,033	$13,074,696	$3,076,233
	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$677,297	$7,295,429	$23,686	$43,563,759
Deferred policy acquisition costs and value of business acquired	54,707	3,497	—	3,822,572
Goodwill	48,158	—	—	89,970
Total assets	$780,162	$7,298,926	$23,686	$47,476,301
	Operating Segment Assets As of December 31, 2009
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$8,753,633	$9,136,474	$9,977,456	$3,569,038
Deferred policy acquisition costs and value of business acquired	2,277,256	839,829	430,704	12,112
Goodwill	—	44,910	—	—
Total assets	$11,030,889	$10,021,213	$10,408,160	$3,581,150
	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$751,313	$6,296,964	$26,372	$38,511,250
Deferred policy acquisition costs and value of business acquired	59,821	5,549	—	3,625,271
Goodwill	48,158	—	—	93,068
Total assets	$859,292	$6,302,513	$26,372	$42,229,589

23.  CONSOLIDATED QUARTERLY RESULTS — UNAUDITED

The Company's unaudited consolidated quarterly operating data for the year ended December 31, 2010 and 2009 is presented below. In the opinion of management, all adjustments (consisting only of normal recurring items) necessary for a fair statement of quarterly results have been reflected in the following data. It is also management's opinion, however, that quarterly operating data for insurance enterprises are not necessarily indicative of results that may be expected in succeeding quarters or years. In order to obtain a more accurate

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  CONSOLIDATED QUARTERLY RESULTS — UNAUDITED — (Continued)

indication of performance, there should be a review of operating results, changes in shareowner's equity, and cash flows for a period of several quarters.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands)
2010
Premiums and policy fees	$624,835	$675,205	$636,239	$673,078
Reinsurance ceded	(299,914)	(372,925)	(326,716)	(381,157)
Net of reinsurance ceded	324,921	302,280	309,523	291,921
Net investment income	398,188	408,548	413,377	404,732
Realized investment gains (losses)	13,291	(67,386)	8,664	18,049
Other income	22,557	25,205	30,579	32,535
Total revenues	758,957	668,647	762,143	747,237
Benefits and expenses	647,484	606,478	659,938	635,817
Income before income tax	111,473	62,169	102,205	111,420
Income tax expense	35,296	21,555	34,557	37,621
Net income	$76,177	$40,614	$67,648	$73,799
2009
Premiums and policy fees	$655,573	$676,240	$648,660	$694,207
Reinsurance ceded	(353,500)	(390,721)	(347,262)	(417,553)
Net of reinsurance ceded	302,073	285,519	301,398	276,654
Net investment income	403,715	414,918	395,697	388,733
Realized investment gains (losses)	(34,229)	24,919	(61,155)	17,403
Other income	18,263	17,996	20,105	156,079
Total revenues	689,822	743,352	656,045	838,869
Benefits and expenses	654,452	608,094	613,022	627,486
Income (loss) before income tax	35,370	135,258	43,023	211,383
Income tax expense (benefit)	11,491	47,560	14,551	73,961
Net income (loss)	$23,879	$87,698	$28,472	$137,422

24.  SUBSEQUENT EVENTS

The Company has evaluated the effects of events subsequent to December 31, 2010, and through the date we filed our consolidated financial statements with the United States Securities and Exchange Commission. All accounting and disclosure requirements related to subsequent events are included in our consolidated financial statements.

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

Segment	Deferred Policy Acquisition Costs and Value of Businesses Acquired	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders' Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired	Other Operating Expenses(1)
	(Dollars In Thousands)
For The Year Ended December 31, 2010:
Life Marketing	$2,475,621	$10,910,433	$520,589	$275,325	$736,252	$387,953	$921,765	$91,363	$(32,305)
Acquisitions	810,681	6,241,033	16,329	3,857,946	246,698	458,703	512,433	64,410	25,559
Annuities	471,163	1,231,374	93,609	6,985,784	42,650	482,264	407,455	(3,182)	39,285
Stable Value Products	6,903	—	—	3,076,233	—	171,327	123,365	5,430	3,325
Asset Protection	54,707	63,357	509,273	2,258	178,883	23,959	86,799	29,540	130,585
Corporate and Other	3,497	84,068	2,125	48,216	24,162	100,639	24,575	1,694	117,621
Adjustments(2)	—	—	—	—	—	—	—	—	—
Total	$3,822,572	$18,530,265	$1,141,925	$14,245,762	$1,228,645	$1,624,845	$2,076,392	$189,255	$284,070
For The Year Ended December 31, 2009:
Life Marketing	$2,277,256	$9,969,274	$539,061	$234,467	$653,441	$361,921	$782,372	$144,125	$(49,561)
Acquisitions	839,829	5,878,326	21,805	3,896,074	261,516	479,743	532,992	59,025	14,768
Annuities	430,704	1,296,249	54,748	6,248,437	33,831	440,096	350,850	81,928	28,089
Stable Value Products	12,112	—	—	3,581,150	—	221,688	154,555	3,471	3,565
Asset Protection	59,821	95,507	558,464	2,379	190,292	28,448	109,381	29,908	116,346
Corporate and Other	5,549	63,974	2,344	44,635	26,564	71,167	29,896	1,900	109,444
Adjustments(2)	—	23,429	—	—	—	—	—	—	—
Total	$3,625,271	$17,326,759	$1,176,422	$14,007,142	$1,165,644	$1,603,063	$1,960,046	$320,357	$222,651
For The Year Ended December 31, 2008:
Life Marketing	$2,580,806	$9,453,325	$461,971	$168,831	$576,540	$349,591	$704,955	$94,422	$(58,485)
Acquisitions	956,436	5,994,213	24,814	4,303,017	276,740	530,028	580,271	74,384	21,145
Annuities	528,310	1,347,802	61,995	5,254,486	34,332	347,522	310,800	616	26,821
Stable Value Products	15,575	—	—	4,960,405	—	328,353	237,608	4,467	5,827
Asset Protection	61,764	121,420	648,815	2,657	193,230	33,272	91,933	30,459	141,051
Corporate and Other	4,177	91,123	2,665	49,382	29,837	29,448	36,170	2,149	120,111
Adjustments(2)	—	—	—	—	—	—	—	—	—
Total	$4,147,068	$17,007,883	$1,200,260	$14,738,778	$1,110,679	$1,618,214	$1,961,737	$206,497	$256,470

(1)  Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)  Balance Sheet adjustments represent the inclusion of assets related to discontinued operations.

SCHEDULE IV — REINSURANCE

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(Dollars In Thousands)
For The Year Ended December 31, 2010:
Life insurance in-force	$753,518,782	$495,056,077	$18,799,243	$277,261,948	6.8%
Premiums and policy fees:
Life insurance	2,153,318	1,284,504	166,606	1,035,420	16.1
Accident/health insurance	49,520	17,323	63	32,260	0.2
Property and liability insurance	232,744	78,885	7,106	160,965	4.4
Total	$2,435,582	$1,380,712	$173,775	$1,228,645
For The Year Ended December 31, 2009:
Life insurance in-force	$755,263,432	$515,136,471	$19,826,424	$259,953,385	7.6
Premiums and policy fees:
Life insurance	2,135,750	1,350,061	113,306	898,995	12.6
Accident/health insurance	59,202	21,859	126	37,469	0.3
Property and liability insurance	298,832	137,116	67,464	229,180	29.4
Total	$2,493,784	$1,509,036	$180,896	$1,165,644
For The Year Ended December 31, 2008:
Life insurance in-force	$754,425,286	$540,561,213	$21,182,706	$235,046,779	9.0
Premiums and policy fees:
Life insurance	2,138,852	1,473,198	176,635	842,289	21.0
Accident/health insurance	72,781	29,705	771	43,847	1.8
Property and liability insurance	279,733	65,867	10,677	224,543	4.8
Total	$2,491,366	$1,568,770	$188,083	$1,110,679

SCHEDULE V — VALUATION AND QUALIFYING ACCOUNTS

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charges to other accounts	Deductions	Balance at end of period
	(Dollars In Thousands)
2010
Allowance for losses on commercial mortgage loans	$1,725	$11,071	$—	$(1,146)	$11,650
2009
Allowance for losses on commercial mortgage loans	$2,230	$3,320	$—	$(3,825)	$1,725
Bad debt reserve associated with Lender's Indemnity product line	30,611	—	—	(30,611)	—
2008
Allowance for losses on commercial mortgage loans	$475	$1,755	$—	$—	$2,230
Bad debt reserve associated with Lender's Indemnity product line	29,745	866	—	—	30,611

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)  Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits:

1.  Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)

2.  Not applicable

3.  (a)  Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(2)

(b)  Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)

(c)  Form of Distribution Agreement between IDI and PLICO(23)

(d)  Distribution Agreement between IDI and PLICO

4.  (a)  Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(15)

(b)  Form of Group Flexible Premium Deferred Variable and Fixed Annuity Contract(15)

(c)  Participant Certificate for Use with Group Flexible Premium Deferred Variable and Fixed Annuity Contract — All Allocation Options(8)

(d)  Guaranteed Account Endorsement(15)

(e)  Return of Purchase Payments Death Benefit Endorsement(15)

(f)  Net Amount at Risk Fee Endorsement(15)

(g)  Annuitization Bonus Endorsement(15)

(h)  Contract Schedule for Individual Contracts(15)

(i)  Annual Ratchet Death Benefit Endorsement(15)

(j)  Benefit Based Fee Endorsement(15)

(k)  DCA Fixed Accounts Endorsement(15)

(l)  Fixed Account Endorsement(9)

(m)  Form of Guaranteed Minimum Withdrawal Benefit Rider(11)

(n)  Form of Enhanced GMWB Withdrawal Percentage for Certain Medical Conditions Endorsement(11)

(o)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with Annual Roll-up(13)

(p)  Guaranteed Minimum Accumulation Benefit Rider(13)

(q)  Nursing Home Endorsement for the Guaranteed Minimum Withdrawal Benefit(14)

(r)  Waiver of Surrender Charge Endorsement for Terminal Illness or Nursing Home Confinement(15)

(s)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with SecurePay R72(17)

(t)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with SecurePay Annual Step-Up(17)

(u)  Protective Income Manager Rider(19)

(v)  Revised Protective Income Manager Rider(21)

(w)  Revised Protective Income Manager Rider (September, 2011)(23)

5.  (a)  Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(15)

(b)  Revised Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract.(19)

(c)  Revised Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract(21)

(d)  Revised Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract

6.  (a)  Charter of Protective Life Insurance Company.(1)

(b)  By-Laws of Protective Life Insurance Company.(1)

(c)  2002 Amended and Restated Charter of Protective Life Insurance Company(13)

(d)  2002 Amended and Restated By-Laws of Protective Life Insurance Company(13)

(e)  2011 Amended and Restated Charter of Protective Life Insurance Company

(f)  2011 Amended and Restated Bylaws of Protective Life Insurance Company

7.  Form of Reinsurance Agreement between Protective Life Insurance Company and Connecticut General Life Insurance Company.(4)

8.  (a)  Participation Agreement (Oppenheimer Variable Account Funds)(3)

(b)  Participation Agreement (MFS Variable Insurance Trust)(3)

(c)  ParticipationAgreement (Calvert Group, formerly Acacia Capital Corporation)(3)

(d)  Participation Agreement (Van Eck Worldwide Insurance Trust)(5)

(e)  Participation Agreement (Van Kampen Life Investment Trust)(6)

(f)  Participation Agreement (Lord Abbett Series Fund)(7)

(g)  Participation Agreement for Class II Shares (Van Kampen)(4)

(h)  Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(4)

(i)  Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)(4)

(j)  Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(4)

(k)  Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(8)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust)(20)

(l)  Participation Agreement (Fidelity Variable Insurance Products)(9)

(m)  Amended and Restated Participation Agreement (Fidelity Variable Insurance Products)(10)

(n)  Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(10)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Franklin Templeton Variable Insurance Products Trust)(20)

(o)  Rule 22c-2 Shareholder Information Agreement (Calvert Group)(12)

(p)  Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(12)

(q)  Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(12)

(r)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(12)

(s)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(12)

(t)  Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(12)

(u)  Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(12)

(v)  Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.)(12)

(w)  Form of Rule 22c-2 Shareholder Information Agreement (Van Eck Worldwide Insurance Trust)(12)

(x)  Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust)(12)

(y)  Participation Agreement (Legg Mason)(18)

(z)  Participation Agreement (PIMCO)(18)

  (i)  Form of Novation of and Amendment to Participation Agreement (PIMCO)(20)

  (ii)  Form of Amendment to Participation Agreement re Summary Prospectuses (PIMCO)(20)

(aa)  Participation Agreement (Royce Capital)(18)

(bb)  Rule 22c-2 Information Sharing Agreement (Royce)(18)

(cc)  Participation Agreement (AIM Variable Insurance Funds (Invesco Variable Insurance Funds))(20)

9.  Opinion and Consent of Max Berueffy, Esq.(16)

10.  (a)  Consent of Sutherland, Asbill & Brennan, LLP

(b)  Consent of PricewaterhouseCoopers LLP

11.  No financial statements will be omitted from Item 23

12.  Not applicable

13.  Not applicable

14.  Powers of attorney(22)

(1)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.

(2)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.

(3)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.

(4)  Incorporated herein by reference to Post-Effective Amendment No. 47 to the Form N-4 Registration Statement, (File No. 333-94047), filed with the Commission on April 30, 2003.

(5)  Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.

(6)  Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.

(7)  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.

(8)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on February 17, 2004.

(9)  Incorporated herein by reference to Pre-Effective Amendment No.1 to the Form N-4 Registration Statement (File No. 333-107331), filed with the Commission on November 26, 2003.

(10)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 28, 2006.

(11)  Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on March 2, 2007.

(12)  Incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 33-70984), filed with the Commission on April 27, 2007.

(13)  Incorporated herein by reference to Post-Effective Amendment No.7 to the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on January 3, 2008.

(14)  Incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on February 29, 2008.

(15)  Incorporated herein by reference to initial filing of the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on August 15, 2008.

(16)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on October 30, 2008.

(17)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on April 29, 2009.

(18)  Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(19)  Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-4 Registration Statement (File No. 333-115212) filed with the Commission on February 28, 2011.

(20)  Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(21)  Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on April 27, 2011.

(22)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on April 28, 2011.

(23)  Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on June 17, 2011.

Item 25. Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns

Richard J. Bielen
Carl S. Thigpen
Deborah J. Long
Carolyn M. Johnson
Edward M. Berko
Carolyn King
John B. Deremo
John F. Simon
Lance Black
Brent E. Griggs
Wayne E. Stuenkel
Judy Wilson
Steven G. Walker

Phil Passafiume
Nancy Kane
Charles M. Prior	Chairman of the Board, Chief Executive Officer, President, and
Director
Vice Chairman and Chief Financial Officer and Director
Executive Vice President and Chief Investment Officer
Executive Vice President, General Counsel, and Secretary
Executive Vice President, Chief Operating Officer and Director
Executive Vice President and Chief Risk Officer
Senior Vice President, Acquisitions and Corporate Development
Senior Vice President and Chief Distribution Officer
Senior Vice President and Chief Product Actuary
Senior Vice President and Treasurer
Senior Vice President, Asset Protection Division
Senior Vice President and Chief Actuary
Senior Vice President, Stable Value Products
Senior Vice President and Controller and Chief Accounting
Officer
Senior Vice President and Director, Fixed Income
Senior Vice President, and Senior Associate Counsel
Senior Vice President, Mortgage Loans

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26. Persons Controlled by or Under Common Control With the Depositor and Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2010 (File No. 1-11339) filed with the Commission on February 28, 2011.

Item 27. Number of Contractowners.

As of August 31, 2011, there were 3,542 contract owners of ProtectiveRewards® Elite individual and group flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28. Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

(a)  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Account A of Protective Life.

(b)  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell	President and Director	Vice President, New Business Operations, Life and Annuity Division

Barry K. Brown	Assistant Secretary	Second Vice President, LLC Commissions

Letitia Morsch	Assistant Secretary	Second Vice President, Annuity and VUL Administration

Steve M. Callaway	Chief Compliance Officer, Secretary and Director	None

Julena Johnson	Assistant Compliance Officer	Senior Compliance Analyst II

Carol Majewski	Assistant Compliance Officer	Director I, Compliance Officer

Joseph F. Gilmer	Chief Financial Officer and Director	Assistant Vice President, Annuity Financial Reporting

Thomas R. Barrett	Assistant Financial Officer	Director I, Life and Annuity Division

Lawrence J. Debnar	Assistant Financial Officer	Vice President, Financial Reporting

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31. Management Services.

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings.

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)  The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP- 6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on September 16, 2011.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

By:  *

  John D. Johns, President
  Protective Life Insurance Company

  PROTECTIVE LIFE INSURANCE COMPANY

By:  *

  John D. Johns, President
  Protective Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
* John D. Johns	Chairman of the Board, President and Director (Principal Executive Officer)	September 16, 2011

* Richard J. Bielen	Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	September 16, 2011

* Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer (Principal Accounting Officer)	September 16, 2011

* Carolyn M. Johnson	Director	September 16, 2011

*BY: /S/ MAX BERUEFFY Max Berueffy Attorney-in-Fact		September 16, 2011